UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

Paul J. Battaglia    290 Woodcliff Drive, Fairport, NY 14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

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Date of fiscal year end: October 31

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Date of reporting period: November 1, 2018 through April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

  Manning & Napier Fund, Inc.

  Equity Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Class S
Actual	$1,000.00	$1,114.10	$5.50	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class W
Actual	$1,000.00	$1,058.30	$0.08	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.14	$0.08	0.05%

1Class W inception date was March 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 61 day period ended April 30, 2019 due to its inception date of March 1, 2019). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2019

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Equity Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.8%

Communication Services - 6.2%
Entertainment - 2.0%
Electronic Arts, Inc.*	14,525	$1,374,791

Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A*	1,165	1,396,788
Alphabet, Inc. - Class C*	1,170	1,390,522

		2,787,310

Total Communication Services		4,162,101

Consumer Discretionary - 14.5%
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc.*	860	1,656,807
Booking Holdings, Inc.*	1,010	1,873,540

		3,530,347

Multiline Retail - 3.7%
Dollar General Corp.	8,485	1,069,874
Dollar Tree, Inc.*	12,755	1,419,376

		2,489,250

Specialty Retail - 3.3%
AutoZone, Inc.*	1,535	1,578,456
O’Reilly Automotive, Inc.*	1,685	637,890

		2,216,346

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. - Class B	16,505	1,449,634

Total Consumer Discretionary		9,685,577

Consumer Staples - 12.7%
Beverages - 5.8%
The Coca-Cola Co.	41,995	2,060,275
PepsiCo, Inc.	14,270	1,827,274

		3,887,549

Food Products - 3.5%
Mondelez International, Inc. - Class A	45,500	2,313,675

Household Products - 1.0%
Colgate-Palmolive Co.	9,685	704,971

Tobacco - 2.4%
Altria Group, Inc.	11,860	644,354
Philip Morris International, Inc.	11,230	972,069

		1,616,423

Total Consumer Staples		8,522,618

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 2.1%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.*	31,200	$302,952
Halliburton Co.	20,845	590,539
Transocean Ltd.*	67,475	530,354

Total Energy		1,423,845

Financials - 13.0%
Capital Markets - 9.7%
BlackRock, Inc.	3,305	1,603,718
Cboe Global Markets, Inc.	8,305	843,871
The Charles Schwab Corp.	7,310	334,652
CME Group, Inc.	4,725	845,303
E*TRADE Financial Corp.	6,540	331,316
Intercontinental Exchange, Inc.	10,265	835,058
Moody’s Corp.	4,410	867,094
S&P Global, Inc.	3,830	845,128

		6,506,140

Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. - Class B*	9,995	2,166,016

Total Financials		8,672,156

Health Care - 12.4%
Biotechnology - 4.4%
BioMarin Pharmaceutical, Inc.*	10,860	928,856
Incyte Corp.*	7,810	599,808
Regeneron Pharmaceuticals, Inc.*	810	277,943
Seattle Genetics, Inc.*	8,345	565,624
Vertex Pharmaceuticals, Inc.*	3,505	592,275

		2,964,506

Health Care Equipment & Supplies - 1.2%
Intuitive Surgical, Inc.*	1,510	771,051

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	2,995	698,045

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	2,410	668,655

Pharmaceuticals - 4.8%
Johnson & Johnson	18,125	2,559,250
Merck & Co., Inc.	7,955	626,138

		3,185,388

Total Health Care		8,287,645

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 3.8%
Air Freight & Logistics - 1.6%
FedEx Corp.	5,655	$1,071,396

Commercial Services & Supplies - 2.2%
Stericycle, Inc.*	12,305	718,489
Waste Management, Inc.	6,710	720,251

		1,438,740

Total Industrials		2,510,136

Information Technology - 17.4%
Electronic Equipment, Instruments & Components - 0.5%
Cognex Corp.	6,230	314,179

IT Services - 9.8%
LiveRamp Holdings, Inc.*	18,625	1,086,396
Mastercard, Inc. - Class A	10,405	2,645,367
Verra Mobility Corp.*	53,735	726,497
Visa, Inc. - Class A	12,635	2,077,573

		6,535,833

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	3,615	654,315

Software - 6.1%
Microsoft Corp.	19,400	2,533,640
ServiceNow, Inc.*	5,845	1,586,976

		4,120,616

Total Information Technology		11,624,943

Materials - 8.1%
Chemicals - 4.7%
Axalta Coating Systems Ltd.*	31,815	858,369
CF Industries Holdings, Inc.	28,310	1,267,722
Olin Corp.	13,545	293,791
RPM International, Inc.	11,480	696,262

		3,116,144

Containers & Packaging - 2.5%
Ball Corp.	16,160	968,630
Crown Holdings, Inc.*	11,945	694,363

		1,662,993

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	25,430	313,043
Southern Copper Corp. (Peru)	8,370	321,575

		634,618

Total Materials		5,413,755

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate - 5.6%
Equity Real Estate Investment Trusts (REITS) - 5.6%
American Tower Corp.	8,770	$1,712,781
Equinix, Inc.	1,445	657,042
SBA Communications Corp.*	6,685	1,361,935

Total Real Estate		3,731,758

TOTAL COMMON STOCKS
(Identified Cost $49,548,197)		64,034,534

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Government Cash Management, Institutional Shares[1], 2.33%
(Identified Cost $3,004,223)	3,004,223	3,004,223

TOTAL INVESTMENTS - 100.3%
(Identified Cost $52,552,420)		67,038,757
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(172,880)

NET ASSETS - 100%		$66,865,877

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $52,552,420) (Note 2)	$67,038,757
Receivable for securities sold	686,566
Dividends receivable	13,846
Receivable for fund shares sold	4,998
Prepaid expenses	18,268

TOTAL ASSETS	67,762,435

LIABILITIES:

Accrued management fees (Note 3)	27,974
Accrued shareholder services fees (Class S) (Note 3)	13,602
Accrued fund accounting and administration fees (Note 3)	8,216
Accrued Chief Compliance Officer service fees (Note 3)	638
Payable for securities purchased	749,770
Payable for fund shares repurchased	62,313
Other payables and accrued expenses	34,045

TOTAL LIABILITIES	896,558

TOTAL NET ASSETS	$66,865,877

NET ASSETS CONSIST OF:

Capital stock	$50,497
Additional paid-in-capital	50,856,448
Total distributable earnings (loss)	15,958,932

TOTAL NET ASSETS	$66,865,877

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($66,490,361/5,021,424 shares)	$13.24

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($375,516/28,317 shares)	$13.26

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends	$395,932

EXPENSES:

Management fees (Note 3)	246,833
Shareholder services fees (Class S) (Note 3)	82,137
Fund accounting and administration fees (Note 3)	24,618
Directors’ fees (Note 3)	3,021
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	2,239
Miscellaneous	53,589

Total Expenses	414,791
Less reduction of expenses (Note 3)	(69,787)

Net Expenses	345,004

NET INVESTMENT INCOME	50,928

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,778,343
Net change in unrealized appreciation on investments	5,151,974

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,930,317

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,981,245

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$50,928	$(132,735)
Net realized gain (loss) on investments	1,778,343	11,047,143
Net change in unrealized appreciation (depreciation) on investments	5,151,974	(4,124,586)

Net increase from operations	6,981,245	6,789,822

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(10,873,260)	(5,983,527)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	1,196,237	(14,599,547)

Net decrease in net assets	(2,695,778)	(13,793,252)

NET ASSETS:

Beginning of period	69,561,655	83,354,907

End of period	$66,865,877	$69,561,655

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights - Class S*

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.28		$14.27	$12.20	$16.62	$21.15	$21.60

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01		(0.02)	0.01	(0.07)	0.01	(0.00)[2]
Net realized and unrealized gain (loss) on investments	1.22		1.07	2.63	0.64	(0.42)	2.51

Total from investment operations	1.23		1.05	2.64	0.57	(0.41)	2.51

Less distributions to shareholders:
From net investment income	(0.01)		—	—	(0.00)[2]	(0.00)[2]	(0.01)
From net realized gain on investments	(2.26)		(1.04)	(0.57)	(4.99)	(4.12)	(2.95)

Total distributions to shareholders	(2.27)		(1.04)	(0.57)	(4.99)	(4.12)	(2.96)

Net asset value - End of period	$13.24		$14.28	$14.27	$12.20	$16.62	$21.15

Net assets - End of period (000’s omitted)	$66,490		$69,562	$83,355	$98,470	$500,946	$1,290,335

Total return[3]	11.41%		7.67%	22.68% [4]	6.16%	(1.46% )	13.23%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.05%	[5]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.15%	[5]	(0.17% )	0.10%	(0.55% )	0.04%	(0.01% )
Portfolio turnover	28%		45%	71%	40%	62%	61%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.21%	[5]	0.17%	0.15%	0.09%	0.03%	0.02%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Series’ total return is 21.48%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Financial Highlights - Class W

	FOR THE PERIOD 3/1/19[1] TO 4/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.53

Income (loss) from investment operations:

Net investment income[2]	0.02

Net realized and unrealized gain on investments	0.71

Total from investment operations	0.73

Net asset value - End of period	$13.26

Net assets - End of period (000’s omitted)	$376

Total return[3]	5.83%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.05%	[4]

Net investment income	0.88%	[4]

Series portfolio turnover	28%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.96%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class W). Class W shares of the Series were issued on March 1, 2019. Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Communication Services	$4,162,101	$4,162,101	$—	$—
Consumer Discretionary	9,685,577	9,685,577	—	—
Consumer Staples	8,522,618	8,522,618	—	—
Energy	1,423,845	1,423,845	—	—
Financials	8,672,156	8,672,156	—	—
Health Care	8,287,645	8,287,645	—	—
Industrials	2,510,136	2,510,136	—	—
Information Technology	11,624,943	11,624,943	—	—
Materials	5,413,755	5,413,755	—	—
Real Estate	3,731,758	3,731,758	—	—
Mutual Fund	3,004,223	3,004,223	—	—

Total assets	$67,038,757	$67,038,757	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or April 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2015 through October 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Effective, March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $422 in management fees for Class W shares for the six months ended April 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $121 and $69,244 for Class W and Class S shares, respectively, for the six months ended April 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At April 30, 2019, the Advisor is eligible to recoup $23,931. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $17,766,505 and $27,425,823, respectively. There were no purchases or sales of U.S. Government securities.

15

Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	151,908	$1,874,847	282,300	$4,076,767
Reinvested	943,883	10,628,123	426,205	5,860,318
Repurchased	(945,416)	(11,663,535)	(1,680,674)	(24,536,632)

Total	150,375	$839,435	(972,169)	$(14,599,547)

CLASS W	FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	28,317	$356,802
Reinvested	—	—
Repurchased	—	—

Total	28,317	$356,802

At April 30, 2019, the Advisor and its affiliates owned 8.9% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended April 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2019.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

16

Equity Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018, were as follows:

Ordinary income	$3,065,404
Long-term capital gains	2,918,123

At April 30, 2019, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$52,871,531
Unrealized appreciation	15,071,076
Unrealized depreciation	(903,850)

Net unrealized appreciation	$14,167,226

17

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s core strategies that have resulted in a downward trend in assets under management. After discussion, the Board concluded that notwithstanding the performance challenges of certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented pro-forma information related to several management fee and overall expense reductions that were set to take effect in early 2019. These changes were approved by the Board in a prior meeting and by shareholders at a Shareholder Meeting in May 2018.

•

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to

18

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

subsidize the expenses of the Series operating above their expense cap, noting that 27 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current and pro-forma advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-transfer agent fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current and pro-forma fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

19

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20

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21

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/19-SAR

Manning & Napier Fund, Inc.
Target Income Series
Target 2015 Series
Target 2020 Series
Target 2025 Series
Target 2030 Series
Target 2035 Series
Target 2040 Series
Target 2045 Series
Target 2050 Series
Target 2055 Series
Target 2060 Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,057.90	$2.30	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,056.90	$3.57	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,058.80	$1.02	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,059.20	$2.30	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,057.30	$3.57	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,059.50	$1.02	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,068.10	$2.31	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,066.10	$3.59	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,069.10	$1.03	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,071.60	$2.31	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,069.40	$3.59	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,072.30	$1.03	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,074.40	$2.31	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,074.50	$3.60	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,076.00	$1.03	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,079.70	$2.32	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,077.60	$3.61	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,080.70	$1.03	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,081.80	$2.32	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,080.90	$3.61	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,083.70	$1.03	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,086.10	$2.33	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,084.90	$3.62	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,087.00	$1.03	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,089.80	$2.33	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,088.60	$3.63	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,091.50	$1.04	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,090.10	$2.33	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,088.80	$3.63	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,091.50	$1.04	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

4

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2060
Actual (Class K)	$1,000.00	$1,090.40	$2.33	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,087.60	$3.62	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,091.90	$1.04	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

1Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

5

Portfolio Composition as of April 30, 2019 - Asset Allocation1

(unaudited)

Target Income Asset Allocation[1]	Target 2015 Asset Allocation[1]

Target 2020 Asset Allocation[1]	Target 2025 Asset Allocation[1]

Target 2030 Asset Allocation[1]	Target 2035 Asset Allocation[1]

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4 A U.S. Treasury Bill is a short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

6

Portfolio Composition as of April 30, 2019 - Asset Allocation1

(unaudited)

Target 2040 Asset Allocation[1]	Target 2045 Asset Allocation[1]

Target 2050 Asset Allocation[1]	Target 2055 Asset Allocation[1]

Target 2060 Asset Allocation[1]

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4 A U.S. Treasury Bill is a short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

7

Investment Portfolios - April 30, 2019

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Conservative Series - Class R6	6,831,563	$76,103,615

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $74,079,974)		76,103,615
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(18,876)

NET ASSETS - 100%		$76,084,739

## Less than (0.1%).

TARGET 2015 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.3%

Manning & Napier Blended Asset Conservative Series - Class R6	91,751	$1,022,103
Manning & Napier Blended Asset Moderate Series - Class R6	23,606	261,785

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $1,246,203)		1,283,888
OTHER ASSETS, LESS LIABILITIES - 0.7%		9,506

NET ASSETS - 100%		$1,293,394

TARGET 2020 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	261,830	$2,817,293
Manning & Napier Blended Asset Moderate Series - Class R6	4,704,411	52,171,918

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $53,200,884)		54,989,211
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(11,004)

NET ASSETS - 100%		$54,978,207

## Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolios - April 30, 2019

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,422,245	$26,063,358
Manning & Napier Blended Asset Moderate Series - Class R6	3,460,116	38,372,686

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $62,102,339)		64,436,044
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(28,924)

NET ASSETS - 100%		$64,407,120

## Less than (0.1%).

TARGET 2030 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	6,574,005	$70,736,295
Manning & Napier Blended Asset Maximum Series - Class R6	326,686	3,985,570

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $72,004,132)		74,721,865
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(24,688)

NET ASSETS - 100%		$74,697,177

## Less than (0.1%).

TARGET 2035 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,754,817	$29,641,831
Manning & Napier Blended Asset Maximum Series - Class R6	1,097,187	13,385,684

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $41,533,992)		43,027,515
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(16,511)

NET ASSETS - 100%		$43,011,004

## Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolios - April 30, 2019

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	1,984,736	$21,355,754
Manning & Napier Blended Asset Maximum Series - Class R6	2,252,675	27,482,631

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $47,151,667)		48,838,385
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(6,656)

NET ASSETS - 100%		$48,831,729

## Less than (0.1%).

TARGET 2045 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	425,241	$4,575,590
Manning & Napier Blended Asset Maximum Series - Class R6	1,581,077	19,289,144

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $23,112,347)		23,864,734
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(6,456)

NET ASSETS - 100%		$23,858,278

## Less than (0.1%).

TARGET 2050 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Maximum Series - Class R6	2,214,682	$27,019,120

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $26,161,066)		27,019,120
OTHER ASSETS, LESS LIABILITIES - 0.0%##		9,872

NET ASSETS - 100%		$27,028,992

## Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

10

Investment Portfolios - April 30, 2019

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Maximum Series - Class R6	952,346	$11,618,616

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $11,200,150)		11,618,616
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(553)

NET ASSETS - 100%		$11,618,063

## Less than (0.1%).

TARGET 2060 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Maximum Series - Class R6	865,718	$10,561,756

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $10,404,302)		10,561,756
OTHER ASSETS, LESS LIABILITIES - 0.1%		6,823

NET ASSETS - 100%		$10,568,579

The accompanying notes are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2019 (unaudited)

	TARGET INCOME	TARGET 2015		TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:
Total investments in Underlying Series:
At value*	$76,103,615	$1,283,888		$54,989,211	$64,436,044	$74,721,865
Receivable from Advisor (Note 3)	7,796	11,316		10,628	10,059	12,924
Receivable for shares of Underlying Series sold	9,581	—		61,409	492,804	—
Receivable for fund shares sold	8,472	427		31,891	4,693	103,639
Prepaid expenses	43,714	22,041		41,949	24,080	44,815

TOTAL ASSETS	76,173,178	1,317,672		55,135,088	64,967,680	74,883,243

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	19,665	245		13,648	18,264	18,730
Accrued sub-transfer agent fees (Note 3)	10,964	684		13,424	4,470	20,508
Accrued fund accounting and administration fees (Note 3)	7,784	7,532		7,723	7,959	7,776
Accrued Chief Compliance Officer service fees (Note 3)	637	637		637	638	637
Accrued Directors’ fees (Note 3)	—	15		219	—	193
Payable for fund shares repurchased	18,053	7		93,300	497,371	19,300
Audit fees payable	11,508	11,916		11,625	11,576	11,517
Accrued transfer agent fees	11,054	162		7,942	13,124	12,843
Accrued printing and postage fees	7,394	326		5,846	4,608	7,813
Payable for shares of Underlying Series purchased	—	268		—	—	84,226
Other payables and accrued expenses	1,380	2,486		2,517	2,550	2,523

TOTAL LIABILITIES	88,439	24,278		156,881	560,560	186,066

TOTAL NET ASSETS	$76,084,739	$1,293,394		$54,978,207	$64,407,120	$74,697,177

NET ASSETS CONSIST OF:
Capital stock	75,422	1,133		56,857	52,060	75,687
Additional paid-in-capital	76,732,057	1,716,561		57,104,599	62,337,588	75,457,283
Total distributable earnings (loss)	(722,740)	(424,300)		(2,183,249)	2,017,472	(835,793)

TOTAL NET ASSETS	$76,084,739	$1,293,394		$54,978,207	$64,407,120	$74,697,177

Class K
Net Assets	$54,278,167	$1,205,966		$35,716,342	$37,496,542	$44,283,136
Shares Outstanding	5,358,448	105,627		3,679,338	3,032,403	4,475,736
Net Asset Value, Offering Price, and Redemption Price per share	$10.13	$11.42		$9.71	$12.37	$9.89
Class R
Net Assets	$20,800,981	$141		$15,403,376	$25,536,990	$24,250,050
Shares Outstanding	2,085,017	12		1,611,152	2,062,374	2,477,414
Net Asset Value, Offering Price, and Redemption Price per share	$9.98	$11.56	[1]	$9.56	$12.38	$9.79
Class I
Net Assets	$1,005,591	$87,287		$3,858,489	$1,373,588	$6,163,991
Shares Outstanding	98,772	7,621		395,189	111,195	615,528
Net Asset Value, Offering Price, and Redemption Price per share	$10.18	$11.45		$9.76	$12.35	$10.01

*At identified cost	$74,079,974	$1,246,203		$53,200,884	$62,102,339	$72,004,132

1The net asset value of the Class R Shares of the Manning & Napier Target 2015 Series net asset value was calculated using unrounded net assets of $141.45 divided by the unrounded shares outstanding of 12.238.

The accompanying notes are an integral part of the financial statements.

12

Statements of Assets and Liabilities

April 30, 2019 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060
ASSETS:
Total investments in Underlying Series:
At value*	$43,027,515	$48,838,385	$23,864,734	$27,019,120	$11,618,616	$10,561,756
Receivable from Advisor (Note 3)	12,251	14,261	13,797	15,314	14,482	16,376
Receivable for fund shares sold	33,034	104,953	10,223	196,821	5,460	46,468
Receivable for shares of Underlying Series sold	—	—	21,650	—	69,989	—
Prepaid expenses	24,454	43,194	24,080	42,366	22,539	26,883

TOTAL ASSETS	43,097,254	49,000,793	23,934,484	27,273,621	11,731,086	10,651,483

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	12,397	12,671	6,951	6,789	3,482	3,339
Accrued fund accounting and administration fees (Note 3)	7,880	7,674	7,816	7,589	7,777	7,521
Accrued sub-transfer agent fees (Note 3)	3,784	12,732	2,832	7,683	2,033	792
Accrued Chief Compliance Officer service fees (Note 3)	637	637	637	637	637	637
Accrued Directors’ fees (Note 3)	—	97	—	—	—	—
Payable for shares of Underlying Series purchased	19,519	103,154	—	165,916	—	46,468
Payable for fund shares repurchased	13,440	1,798	31,684	30,748	75,320	—
Audit fees payable	11,699	11,664	11,800	11,786	11,861	11,872
Accrued transfer agent fees	10,932	10,903	9,464	9,017	8,623	8,928
Accrued printing and postage fees	3,406	5,225	2,522	3,048	1,903	1,977
Other payables and accrued expenses	2,556	2,509	2,500	1,416	1,387	1,370

TOTAL LIABILITIES	86,250	169,064	76,206	244,629	113,023	82,904

TOTAL NET ASSETS	$43,011,004	$48,831,729	$23,858,278	$27,028,992	$11,618,063	$10,568,579

NET ASSETS CONSIST OF:
Capital stock	33,187	49,167	18,288	26,313	9,035	9,028
Additional paid-in-capital	41,631,046	49,718,617	23,173,046	27,152,089	11,187,016	10,823,175
Total distributable earnings (loss)	1,346,771	(936,055)	666,944	(149,410)	422,012	(263,624)

TOTAL NET ASSETS	$43,011,004	$48,831,729	$23,858,278	$27,028,992	$11,618,063	$10,568,579

Class K
Net Assets	$22,843,413	$28,933,939	$11,211,979	$15,359,758	$5,159,975	$3,858,125
Shares Outstanding	1,764,408	2,904,757	855,618	1,487,980	398,359	328,445
Net Asset Value, Offering Price, and Redemption
Price per share	$12.95	$9.96	$13.10	$10.32	$12.95	$11.75
Class R
Net Assets	$19,420,496	$16,979,784	$11,801,125	$9,554,546	$6,008,334	$6,482,593
Shares Outstanding	1,496,924	1,722,082	909,002	940,607	470,791	554,968
Net Asset Value, Offering Price, and Redemption
Price per share	$12.97	$9.86	$12.98	$10.16	$12.76	$11.68
Class I
Net Assets	$747,095	$2,918,006	$845,174	$2,114,688	$449,754	$227,861
Shares Outstanding	57,367	289,812	64,210	202,714	34,329	19,381
Net Asset Value, Offering Price, and Redemption Price per share	$13.02	$10.07	$13.16	$10.43	$13.10	$11.76

*At identified cost	$41,533,992	$47,151,667	$23,112,347	$26,161,066	$11,200,150	$10,404,302

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the Six Months Ended April 30, 2019 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:
Income distributions from Underlying Series	$1,876,143	$19,509	$1,197,234	$705,498	$1,275,784

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	89,636	1,705	61,329	44,458	74,851
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	49,239	78	36,519	61,692	60,052
Sub-transfer agent fees (Note 3)	26,602	982	29,286	5,520	41,945
Fund accounting and administration fees (Note 3)	25,867	24,756	25,570	25,390	25,846
Directors’ fees (Note 3)	4,620	106	3,590	2,445	4,627
Chief Compliance Officer service fees (Note 3)	2,354	2,354	2,354	2,354	2,354
Registration and filing fees	26,557	23,421	25,841	27,639	26,192
Transfer agent fees	26,512	366	18,261	30,379	30,936
Audit fees	8,787	8,725	8,769	8,776	8,785
Custodian fees	1,776	3,262	3,201	3,297	3,283
Miscellaneous	15,183	5,174	12,899	12,194	16,248

Total Expenses	277,133	70,929	227,619	224,144	295,119
Less reduction of expenses (Note 3)	(45,885)	(67,644)	(62,260)	(56,590)	(70,503)

Net Expenses	231,248	3,285	165,359	167,554	224,616

NET INVESTMENT INCOME (LOSS)	1,644,895	16,224	1,031,875	537,944	1,051,168

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(2,263,099)	(20,727)	(2,287,326)	(184,813)	(3,413,791)
Distributions of realized gains from Underlying Series	—	—	30,593	96,454	969,429
Net change in unrealized appreciation (depreciation) on Underlying Series	4,209,312	90,211	4,140,558	3,866,623	5,291,891

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	1,946,213	69,484	1,883,825	3,778,264	2,847,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,591,108	$85,708	$2,915,700	$4,316,208	$3,898,697

The accompanying notes are an integral part of the financial statements.

14

Statements of Operations

For the Six Months Ended April 30, 2019 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060
INVESTMENT INCOME:
Income distributions from Underlying Series	$348,398	$591,664	$144,900	$203,834	$63,823	$76,444

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	43,067	40,330	25,948	21,082	13,912	13,388
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	26,663	45,938	13,024	21,444	6,162	5,896
Fund accounting and administration fees (Note 3)	25,126	25,428	24,916	25,084	24,790	24,877
Sub-transfer agent fees (Note 3)	4,734	24,994	3,638	12,927	2,823	1,900
Chief Compliance Officer service fees (Note 3)	2,354	2,354	2,354	2,354	2,354	2,355
Directors’ fees (Note 3)	1,531	2,804	849	1,284	426	398
Transfer agent fees	27,466	27,569	23,597	23,480	21,231	27,653
Registration and filing fees	24,710	24,992	23,756	24,191	23,528	24,009
Audit fees	8,758	8,763	8,743	8,745	8,733	8,732
Custodian fees	3,323	3,234	3,297	1,816	1,776	1,826
Miscellaneous	10,708	13,033	9,390	10,123	8,448	9,164

Total Expenses	178,440	219,439	139,512	152,530	114,183	120,198
Less reduction of expenses (Note 3)	(69,448)	(77,544)	(78,987)	(82,524)	(83,265)	(90,679)

Net Expenses	108,992	141,895	60,525	70,006	30,918	29,519

NET INVESTMENT INCOME (LOSS)	239,406	449,769	84,375	133,828	32,905	46,925

REALIZED AND UNREALIZED GAIN (LOSS)
ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(75,397)	(2,561,694)	(52,002)	(981,754)	19,361	(409,237)
Distributions of realized gains from Underlying Series	733,991	2,286,981	900,085	1,642,544	514,305	616,009
Net change in unrealized appreciation (depreciation) on Underlying Series	2,220,586	2,164,877	927,573	777,727	448,448	326,076

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	2,879,180	1,890,164	1,775,656	1,438,517	982,114	532,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,118,586	$2,339,933	$1,860,031	$1,572,345	$1,015,019	$579,773

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET INCOME		TARGET 2015

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,644,895	$667,063	$16,224	$18,037
Net realized gain (loss) on Underlying Series	(2,263,099)	53,511	(20,727)	(7,271)
Net change in unrealized appreciation (depreciation) on Underlying Series	4,209,312	(2,010,867)	90,211	(44,102)

Net increase (decrease) from operations	3,591,108	(1,290,293)	85,708	(33,336)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(1,548,720)	(551,937)	(17,982)	(18,450)
Class R	(274,315)	(79,029)	(510)	(150)
Class I	(15,186)	(41,364)	(1,383)	(2,948)
Class R6	(82)	(45)	(89)	(48)

Total distributions to shareholders	(1,838,303)	(672,375)	(19,964)	(21,596)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(51,414,058)	28,747,761	(899,606)	(2,383,524)

Net increase (decrease) in net assets	(49,661,253)	26,785,093	(833,862)	(2,438,456)

NET ASSETS:

Beginning of period	125,745,992	98,960,899	2,127,256	4,565,712

End of period	$76,084,739	$125,745,992	$1,293,394	$2,127,256

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	TARGET 2020		TARGET 2025		TARGET 2030

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,031,875	$453,324	$537,944	$155,354	$1,051,168	$398,171
Net realized gain (loss) on Underlying Series	(2,287,326)	735,124	(184,813)	126,048	(3,413,791)	1,916,331
Distributions of realized gains from Underlying Series	30,593	—	96,454	—	969,429	10,343
Net change in unrealized appreciation (depreciation) on Underlying Series	4,140,558	(2,141,344)	3,866,623	(1,459,991)	5,291,891	(2,369,816)

Net increase (decrease) from operations	2,915,700	(952,896)	4,316,208	(1,178,589)	3,898,697	(44,971)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(963,541)	(333,197)	(529,849)	(120,108)	(1,891,213)	(308,506)
Class R	(173,002)	(38,502)	(352,280)	(51,904)	(465,427)	(40,634)
Class I	(52,591)	(140,194)	(20,996)	(12,139)	(120,339)	(146,983)
Class R6	(72)	(39)	(85)	(36)	(109)	(34)

Total distribution to shareholders	(1,189,206)	(511,932)	(903,210)	(184,187)	(2,477,088)	(496,157)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(40,404,903)	(19,422,193)	1,627,336	20,316,770	(48,209,358)	(19,606,205)

Net increase (decrease) in net assets	(38,678,409)	(20,887,021)	5,040,334	18,953,994	(46,787,749)	(20,147,333)

NET ASSETS:

Beginning of period	93,656,616	114,543,637	59,366,786	40,412,792	121,484,926	141,632,259

End of period	$54,978,207	$93,656,616	$64,407,120	$59,366,786	$74,697,177	$121,484,926

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	TARGET 2035		TARGET 2040		TARGET 2045

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$239,406	$52,384	$449,769	$144,038	$84,375	$10,542
Net realized gain (loss) on Underlying Series	(75,397)	316,861	(2,561,694)	2,168,815	(52,002)	376,331
Distributions of realized gains from Underlying Series	733,991	5,262	2,286,981	25,801	900,085	6,666
Net change in unrealized appreciation (depreciation) on Underlying Series	2,220,586	(709,726)	2,164,877	(475,613)	927,573	(184,998)

Net increase (decrease) from operations	3,118,586	(335,219)	2,339,933	1,863,041	1,860,031	208,541

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(750,343)	(309,933)	(3,723,814)	(1,134,887)	(679,779)	(552,542)
Class R	(583,539)	(119,611)	(1,059,540)	(173,383)	(658,740)	(274,363)
Class I	(24,853)	(18,396)	(182,639)	(542,227)	(48,844)	(86,775)
Class R6	(187)	(95)	(345)	(123)	(348)	(283)

Total distributions to shareholders	(1,358,922)	(448,035)	(4,966,338)	(1,850,620)	(1,387,711)	(913,963)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	3,937,207	11,780,503	(21,475,120)	(11,082,791)	2,875,531	5,322,101

Net increase (decrease) in net assets	5,696,871	10,997,249	(24,101,525)	(11,070,370)	3,347,851	4,616,679

NET ASSETS:

Beginning of period	37,314,133	26,316,884	72,933,254	84,003,624	20,510,427	15,893,748

End of period	$43,011,004	$37,314,133	$48,831,729	$72,933,254	$23,858,278	$20,510,427

The accompanying notes are an integral part of the financial statements.

18

Statements of Changes in Net Assets

	TARGET 2050		TARGET 2055		TARGET 2060

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$133,828	$35,266	$32,905	$(249)	$46,925	$(191)
Net realized gain (loss) on Underlying Series	(981,754)	1,246,629	19,361	106,996	(409,237)	18,505
Distributions of realized gains from Underlying Series	1,642,544	16,583	514,305	3,330	616,009	2,316
Net change in unrealized appreciation (depreciation) on Underlying Series	777,727	47,864	448,448	(35,998)	326,076	(172,805)

Net increase from operations	1,572,345	1,346,342	1,015,019	74,079	579,773	(152,175)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class K	(2,121,678)	(1,432,399)	(300,151)	(374,095)	(398,252)	(379,653)
Class R	(749,543)	(264,695)	(339,226)	(242,383)	(280,104)	(152,746)
Class I	(168,890)	(1,026,318)	(22,961)	(21,844)	(9,491)	(11,524)
Class R6	(478)	(373)	(335)	(428)	(293)	(531)

Total distributions to shareholders	(3,040,589)	(2,723,785)	(662,673)	(638,750)	(688,140)	(544,454)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(4,532,985)	(973,191)	1,038,666	4,047,900	(725,341)	7,464,444

Net increase (decrease) in net assets	(6,001,229)	(2,350,634)	1,391,012	3,483,229	(833,708)	6,767,815

NET ASSETS:

Beginning of period	33,030,221	35,380,855	10,227,051	6,743,822	11,402,287	4,634,472

End of period	$27,028,992	$33,030,221	$11,618,063	$10,227,051	$10,568,579	$11,402,287

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.73		$9.88	$9.39		$9.72	$10.84	$11.00

Income (loss) from investment operations:
Net investment income[1,2]	0.19		0.06	0.14		0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.35		(0.15)	0.49		0.09	(0.29)	0.37

Total from investment operations	0.54		(0.09)	0.63		0.26	(0.14)	0.55

Less distributions to shareholders:
From net investment income	(0.14)		(0.06)	(0.14)		(0.17)	(0.28)	(0.29)
From net realized gain on investments	—		—	—		(0.42)	(0.70)	(0.42)

Total distributions to shareholders	(0.14)		(0.06)	(0.14)		(0.59)	(0.98)	(0.71)

Net asset value - End of period	$10.13		$9.73	$9.88		$9.39	$9.72	$10.84

Net assets - End of period (000’s omitted)	$54,278		$105,986	$80,786		$64,297	$67,322	$52,442

Total return[3]	5.69%		(0.93% )	6.85%		2.97%	(1.38% )	5.35%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31%	[6]	0.30% [7]	0.30% [8]	0.30% [7]
Net investment income[2]	3.94%	[4]	0.59%	1.45%		1.84%	1.54%	1.63%
Series portfolio turnover[9]	6%		9%	133%		6%	16%	15%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11%	[4,5]	0.10% [5]	0.15%	[6]	0.12% [7]	0.16% [8]	0.12% [7]

TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.59		$9.76	$9.28		$9.61	$10.71	$10.89

Income (loss) from investment operations:
Net investment income[1,2]	0.11		0.04	0.05		0.19	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.42		(0.16)	0.56		0.04	(0.38)	0.36

Total from investment operations	0.53		(0.12)	0.61		0.23	(0.17)	0.51

Less distributions to shareholders:
From net investment income	(0.14)		(0.05)	(0.13)		(0.14)	(0.23)	(0.27)
From net realized gain on investments	—		—	—		(0.42)	(0.70)	(0.42)

Total distributions to shareholders	(0.14)		(0.05)	(0.13)		(0.56)	(0.93)	(0.69)

Net asset value - End of period	$9.98		$9.59	$9.76		$9.28	$9.61	$10.71

Net assets - End of period (000’s omitted)	$20,801		$18,769	$9,910		$1,148	$2,468	$13,406

Total return[3]	5.58%		(1.21% )	6.68%		2.69%	(1.70% )	5.00%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.55%	[6]	0.55% [7]	0.55% [8]	0.55% [7]
Net investment income[2]	2.24%	[4]	0.37%	0.57%		2.07%	2.05%	1.40%
Series portfolio turnover[9]	6%		9%	133%		6%	16%	15%
*For certain periods presented, the investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.04%	[4,5]	0.00% [5]	0.15%	[6]	0.12% [7]	0.16% [8]	0.12% [7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78		$9.92	$9.42		$9.75	$10.88	$11.04

Income (loss) from investment operations:
Net investment income[1,2]	0.14		0.11	0.19		0.24	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.41		(0.18)	0.48		0.04	(0.28)	0.37

Total from investment operations	0.55		(0.07)	0.67		0.28	(0.12)	0.58

Less distributions to shareholders:
From net investment income	(0.15)		(0.07)	(0.17)		(0.19)	(0.31)	(0.32)
From net realized gain on investments	—		—	—		(0.42)	(0.70)	(0.42)

Total distributions to shareholders	(0.15)		(0.07)	(0.17)		(0.61)	(1.01)	(0.74)

Net asset value - End of period	$10.18		$9.78	$9.92		$9.42	$9.75	$10.88

Net assets - End of period (000’s omitted)	$1,006		$986	$8,260		$12,380	$26,000	$11,610

Total return[3]	5.77%		(0.70% )	7.20%		3.20%	(1.21% )	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.06%	[6]	0.05% [7]	0.05% [8]	0.05% [7]
Net investment income[2]	2.78%	[4]	1.10%	2.02%		2.61%	1.65%	1.92%
Series portfolio turnover[9]	6%		9%	133%		6%	16%	15%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.20%	[4,5]	0.16% [5]	0.15%	[6]	0.12% [7]	0.16% [8]	0.12% [7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.95		$11.14	$10.49		$11.17	$12.07	$11.79

Income (loss) from investment operations:
Net investment income[1,2]	0.12		0.05	0.12		0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	0.51		(0.18)	0.68		0.13	(0.35)	0.53

Total from investment operations	0.63		(0.13)	0.80		0.24	(0.23)	0.63

Less distributions to shareholders:
From net investment income	(0.16)		(0.06)	(0.15)		(0.12)	(0.28)	(0.26)
From net realized gain on investments	—		—	—		(0.80)	(0.39)	(0.09)

Total distributions to shareholders	(0.16)		(0.06)	(0.15)		(0.92)	(0.67)	(0.35)

Net asset value - End of period	$11.42		$10.95	$11.14		$10.49	$11.17	$12.07

Net assets - End of period (000’s omitted)	$1,206		$1,802	$4,196		$3,274	$3,500	$3,200

Total return[3]	5.82%		(1.16% )	7.70%		2.58%	(2.04% )	5.45%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31%	[6]	0.30% [7]	0.30% [8]	0.30% [9]
Net investment income[2]	2.14%	[4]	0.49%	1.11%		1.09%	1.01%	0.80%
Series portfolio turnover[10]	28%		46%	139%		49%	46%	46%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	9.00%	[4,5]	3.81% [5]	2.39%	[6]	1.51% [7]	1.14% [8]	1.41% [9]

TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.08		$11.29	$10.51		$11.19	$12.09	$11.81

Income (loss) from investment operations:
Net investment income[1,2]	0.15		0.03	0.13		0.09	0.12	0.07
Net realized and unrealized gain (loss) on investments	0.48		(0.20)	0.66		0.13	(0.39)	0.53

Total from investment operations	0.63		(0.17)	0.79		0.22	(0.27)	0.60

Less distributions to shareholders:
From net investment income	(0.15)		(0.04)	(0.01)		(0.10)	(0.24)	(0.23)
From net realized gain on investments	—		—	—		(0.80)	(0.39)	(0.09)

Total distributions to shareholders	(0.15)		(0.04)	(0.01)		(0.90)	(0.63)	(0.32)

Net asset value - End of period	$11.56		$11.08	$11.29		$10.51	$11.19	$12.09

Net assets - End of period (000’s omitted)	$ —	[11]	$38	$40		$802	$839	$1,587

Total return[3]	5.82%		(1.50% )	7.47%		2.34%	(2.37% )	5.22%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.55%	[6]	0.55% [7]	0.55% [8]	0.55% [9]
Net investment income[2]	2.62%	[4]	0.28%	1.21%		0.86%	1.07%	0.60%
Series portfolio turnover[10]	28%		46%	139%		49%	46%	46%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	9.02%	[4,5]	3.80% [5]	2.39%	[6]	1.51% [7]	1.14% [8]	1.47% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Amount rounds to less than $1,000.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.99		$11.19	$10.53		$11.21	$12.11	$11.83

Income (loss) from investment operations:
Net investment income[1,2]	0.12		0.09	0.20		0.16	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.51		(0.19)	0.63		0.11	(0.35)	0.51

Total from investment operations	0.63		(0.10)	0.83		0.27	(0.20)	0.65

Less distributions to shareholders:
From net investment income	(0.17)		(0.10)	(0.17)		(0.15)	(0.31)	(0.28)
From net realized gain on investments	—		—	—		(0.80)	(0.39)	(0.09)

Total distributions to shareholders	(0.17)		(0.10)	(0.17)		(0.95)	(0.70)	(0.37)

Net asset value - End of period	$11.45		$10.99	$11.19		$10.53	$11.21	$12.11

Net assets - End of period (000’s omitted)	$87		$283	$324		$2,657	$5,129	$4,785

Total return[3]	5.85%		(0.94% )	8.03%		2.85%	(1.78% )	5.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.05%	[6]	0.05% [7]	0.05% [8]	0.05% [9]
Net investment income[2]	2.17%	[4]	0.83%	1.88%		1.53%	1.28%	1.12%
Series portfolio turnover[10]	28%		46%	139%		49%	46%	46%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	9.01%	[4,5]	3.81% [5]	2.39%	[6]	1.51% [7]	1.14% [8]	1.46% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.21		$9.40	$8.75		$9.45	$10.77	$10.79

Income (loss) from investment operations:
Net investment income[1,2]	0.16		0.04	0.09		0.09	0.11	0.11
Net realized and unrealized gain on investments	0.46		(0.19)	0.68		0.12	(0.33)	0.51

Total from investment operations	0.62		(0.15)	0.77		0.21	(0.22)	0.62

Less distributions to shareholders:
From net investment income	(0.12)		(0.04)	(0.12)		(0.10)	(0.28)	(0.25)
From net realized gain on investments	—		—	—		(0.81)	(0.82)	(0.39)

Total distributions to shareholders	(0.12)		(0.04)	(0.12)		(0.91)	(1.10)	(0.64)

Net asset value - End of period	$9.71		$9.21	$9.40		$8.75	$9.45	$10.77

Net assets - End of period (000’s omitted)	$35,716		$75,844	$70,632		$79,236	$80,006	$95,364

Total return[3]	6.81%		(1.58% )	8.91%		2.83%	(2.24% )	6.14%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31%	[6]	0.30% [7]	0.30% [8]	0.30% [9]
Net investment income[2]	3.50%	[4]	0.44%	1.04%		1.08%	1.17%	1.06%
Series portfolio turnover[10]	11%		27%	118%		16%	42%	37%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.20%	[4,5]	0.14% [5]	0.09%	[6]	0.06% [7]	0.04% [8]	0.03% [9]

TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.08		$9.28	$8.64		$9.34	$10.60	$10.66

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.08		0.02	0.06		0.09	0.12	0.09
Net realized and unrealized gain on investments	0.51		(0.19)	0.68		0.09	(0.32)	0.47

Total from investment operations	0.59		(0.17)	0.74		0.18	(0.20)	0.56

Less distributions to shareholders:
From net investment income	(0.11)		(0.03)	(0.10)		(0.07)	(0.24)	(0.23)
From net realized gain on investments	—		—	—		(0.81)	(0.82)	(0.39)

Total distributions to shareholders	(0.11)		(0.03)	(0.10)		(0.88)	(1.06)	(0.62)

Net asset value - End of period	$9.56		$9.08	$9.28		$8.64	$9.34	$10.60

Net assets - End of period (000’s omitted)	$15,403		$13,814	$10,851		$4,553	$8,193	$22,564

Total return[3]	6.61%		(1.85% )	8.69%		2.56%	(2.13% )	5.55%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.56%	[6]	0.55% [7]	0.55% [8]	0.55% [9]
Net investment income[2]	1.77%	[4]	0.17%	0.63%		1.04%	1.24%	0.83%
Series portfolio turnover[10]	11%		27%	118%		16%	42%	37%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11%	[4,5]	0.04% [5]	0.09%	[6]	0.06% [7]	0.04% [8]	0.03% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.26		$9.45	$8.79		$9.50	$10.81	$10.83

Income (loss) from investment operations:
Net investment income[1,2]	0.11		0.08	0.13		0.13	0.13	0.16
Net realized and unrealized gain on investments	0.52		(0.21)	0.67		0.09	(0.31)	0.49

Total from investment operations	0.63		(0.13)	0.80		0.22	(0.18)	0.65

Less distributions to shareholders:
From net investment income	(0.13)		(0.06)	(0.14)		(0.12)	(0.31)	(0.28)
From net realized gain on investments	—		—	—		(0.81)	(0.82)	(0.39)

Total distributions to shareholders	(0.13)		(0.06)	(0.14)		(0.93)	(1.13)	(0.67)

Net asset value - End of period	$9.76		$9.26	$9.45		$8.79	$9.50	$10.81

Net assets - End of period (000’s omitted)	$3,858		$3,994	$33,056		$46,194	$74,947	$61,673

Total return[3]	6.91%		(1.43% )	9.28%		2.97%	(1.87% )	6.37%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.06%	[6]	0.05% [7]	0.05% [8]	0.05% [9]
Net investment income[2]	2.31%	[4]	0.84%	1.44%		1.55%	1.33%	1.48%
Series portfolio turnover[10]	11%		27%	118%		16%	42%	37%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.25%	[4,5]	0.17% [5]	0.09%	[6]	0.06% [7]	0.04% [8]	0.03% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.73		$11.97	$11.02		$11.82	$13.01	$12.50

Income (loss) from investment operations:
Net investment income[1,2]	0.11		0.04	0.10		0.12	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.71		(0.22)	1.01		0.15	(0.40)	0.80

Total from investment operations	0.82		(0.18)	1.11		0.27	(0.28)	0.89

Less distributions to shareholders:
From net investment income (loss)	(0.15)		(0.05)	(0.16)		(0.13)	(0.43)	(0.34)
From net realized gain on investments	(0.03)		(0.01)	—		(0.94)	(0.48)	(0.04)

Total distributions to shareholders	(0.18)		(0.06)	(0.16)		(1.07)	(0.91)	(0.38)

Net asset value - End of period	$12.37		$11.73	$11.97		$11.02	$11.82	$13.01

Net assets - End of period (000’s omitted)	$37,497		$34,659	$25,591		$13,381	$11,896	$7,501

Total return[3]	7.16%		(1.58% )	10.23%		2.86%	(2.31% )	7.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31%	[6]	0.30% [7]	0.30% [8]	0.30% [9]
Net investment income[2]	1.81%	[4]	0.37%	0.86%		1.08%	1.01%	0.66%
Series portfolio turnover[10]	18%		25%	208%		51%	27%	30%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.19%	[4,5]	0.28% [5]	0.43%	[6]	0.33% [7]	0.39% [8]	0.59% [9]

TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.75		$12.00	$11.05		$11.86	$13.02	$12.53

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.10		0.02	0.04		0.09	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.70		(0.23)	1.04		0.14	(0.43)	0.75

Total from investment operations	0.80		(0.21)	1.08		0.23	(0.30)	0.85

Less distributions to shareholders:
From net investment income	(0.14)		(0.03)	(0.13)		(0.10)	(0.38)	(0.32)
From net realized gain on investments	(0.03)		(0.01)	—		(0.94)	(0.48)	(0.04)

Total distributions to shareholders	(0.17)		(0.04)	(0.13)		(1.04)	(0.86)	(0.36)

Net asset value - End of period	$12.38		$11.75	$12.00		$11.05	$11.86	$13.02

Net assets - End of period (000’s omitted)	$25,537		$23,317	$12,693		$1,671	$2,101	$3,799

Total return[3]	6.94%		(1.78% )	9.94%		2.50%	(2.44% )	6.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [6]	0.55%	[7]	0.55% [8]	0.55% [9]	0.55% [9]
Net investment income[2]	1.63%	[4]	0.16%	0.30%		0.87%	1.07%	0.75%
Series portfolio turnover[10]	18%		25%	208%		51%	27%	30%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.17%	[4,5]	0.24% [6]	0.43%	[7]	0.33% [8]	0.39% [9]	0.62% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.71		$11.94	$10.99		$11.80	$12.98	$12.47

Income (loss) from investment operations:
Net investment income[1,2]	0.14		0.08	0.19		0.15	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.69		(0.23)	0.95		0.14	(0.40)	0.75

Total from investment operations	0.83		(0.15)	1.14		0.29	(0.24)	0.91

Less distributions to shareholders:
From net investment income	(0.16)		(0.07)	(0.19)		(0.16)	(0.46)	(0.36)
From net realized gain on investments	(0.03)		(0.01)	—		(0.94)	(0.48)	(0.04)

Total distributions to shareholders	(0.19)		(0.08)	(0.19)		(1.10)	(0.94)	(0.40)

Net asset value - End of period	$12.35		$11.71	$11.94		$10.99	$11.80	$12.98

Net assets - End of period (000’s omitted)	$1,374		$1,386	$2,123		$15,384	$15,539	$13,046

Total return[3]	7.23%		(1.33% )	10.52%		3.04%	(2.00% )	7.51%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.05%	[6]	0.05% [7]	0.05% [8]	0.05% [9]
Net investment income[2]	2.47%	[4]	0.69%	1.71%		1.38%	1.29%	1.22%
Series portfolio turnover[10]	18%		25%	208%		51%	27%	30%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.31%	[4,5]	0.37% [5]	0.43%	[6]	0.33% [7]	0.39% [8]	0.64% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.40		$9.52	$8.59		$9.78	$11.52	$11.40

Income (loss) from investment operations:
Net investment income[1,2]	0.13		0.03	0.08		0.08	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.55		(0.12)	0.98		0.13	(0.34)	0.73

Total from investment operations	0.68		(0.09)	1.06		0.21	(0.23)	0.83

Less distributions to shareholders:
From net investment income	(0.17)		(0.03)	(0.13)		(0.09)	(0.44)	(0.35)
From net realized gain on investments	(0.02)		—	—		(1.31)	(1.07)	(0.36)

Total distributions to shareholders	(0.19)		(0.03)	(0.13)		(1.40)	(1.51)	(0.71)

Net asset value - End of period	$9.89		$9.40	$9.52		$8.59	$9.78	$11.52

Net assets - End of period (000’s omitted)	$44,283		$93,346	$89,018		$79,527	$79,169	$118,788

Total return[3]	7.44%		(0.93% )	12.49%		3.12%	(2.33% )	7.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31%	[6]	0.30% [7]	0.30% [7]	0.30% [8]
Net investment income[2]	2.80%	[4]	0.31%	0.89%		0.94%	1.11%	0.87%
Series portfolio turnover[9]	13%		29%	130%		22%	38%	27%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.18%	[4,5]	0.13% [5]	0.08%	[6]	0.06% [7]	0.04% [7]	0.03% [8]

TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.30		$9.43	$8.51		$9.70	$11.37	$11.31

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.06		0.01	0.05		0.07	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.61		(0.12)	0.98		0.12	(0.30)	0.67

Total from investment operations	0.67		(0.11)	1.03		0.19	(0.20)	0.74

Less distributions to shareholders:
From net investment income	(0.16)		(0.02)	(0.11)		(0.07)	(0.40)	(0.32)
From net realized gain on investments	(0.02)		—	—		(1.31)	(1.07)	(0.36)

Total distributions to shareholders	(0.18)		(0.02)	(0.11)		(1.38)	(1.47)	(0.68)

Net asset value - End of period	$9.79		$9.30	$9.43		$8.51	$9.70	$11.37

Net assets - End of period (000’s omitted)	$24,250		$22,413	$14,500		$7,832	$11,115	$20,894

Total return[3]	7.45%		(1.15% )	12.20%		2.85%	(2.11% )	6.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.56%	[6]	0.55% [7]	0.55% [7]	0.55% [8]
Net investment income[2]	1.33%	[4]	0.08%	0.59%		0.84%	0.95%	0.62%
Series portfolio turnover[9]	13%		29%	130%		22%	38%	27%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.09%	[4,5]	0.03% [5]	0.08%	[6]	0.06% [7]	0.04% [7]	0.03% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.51		$9.62	$8.68		$9.87	$11.61	$11.48

Income (loss) from investment operations:
Net investment income[1,2]	0.09		0.06	0.12		0.12	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.61		(0.12)	0.97		0.11	(0.32)	0.73

Total from investment operations	0.70		(0.06)	1.09		0.23	(0.20)	0.87

Less distributions to shareholders:
From net investment income	(0.18)		(0.05)	(0.15)		(0.11)	(0.47)	(0.38)
From net realized gain on investments	(0.02)		—	—		(1.31)	(1.07)	(0.36)

Total distributions to shareholders	(0.20)		(0.05)	(0.15)		(1.42)	(1.54)	(0.74)

Net asset value - End of period	$10.01		$9.51	$9.62		$8.68	$9.87	$11.61

Net assets - End of period (000’s omitted)	$6,164		$5,721	$38,110		$53,551	$75,870	$58,075

Total return[3]	7.60%		(0.65% )	12.76%		3.38%	(2.02% )	7.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.06%	[6]	0.05% [7]	0.05% [7]	0.05% [8]
Net investment income[2]	1.83%	[4]	0.66%	1.30%		1.36%	1.22%	1.23%
Series portfolio turnover[9]	13%		29%	130%		22%	38%	27%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.22%	[4,5]	0.15% [5]	0.08%	[6]	0.06% [7]	0.04% [7]	0.03% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.46		$12.66	$11.30	$12.32	$13.71	$13.22

Income (loss) from investment operations:
Net investment income[1,2]	0.08		0.03	0.08	0.08	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.85		(0.03)	1.50	0.21	(0.38)	0.99

Total from investment operations	0.93		— [3]	1.58	0.29	(0.27)	1.05

Less distributions to shareholders:
From net investment income	(0.34)		(0.04)	(0.15)	(0.10)	(0.61)	(0.46)
From net realized gain on investments	(0.10)		(0.16)	(0.07)	(1.21)	(0.51)	(0.10)

Total distributions to shareholders	(0.44)		(0.20)	(0.22)	(1.31)	(1.12)	(0.56)

Net asset value - End of period	$12.95		$12.46	$12.66	$11.30	$12.32	$13.71

Net assets - End of period (000’s omitted)	$22,843		$20,918	$18,235	$11,745	$8,979	$5,378

Total return[4]	7.97%		(0.01% )	14.32%	3.13%	(2.20% )	8.17%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[5,6]	0.45% [6]	0.31% [7]	0.30% [8]	0.30% [8]	0.30% [9]
Net investment income[2]	1.33%	[5]	0.23%	0.67%	0.71%	0.86%	0.44%
Series portfolio turnover[10]	11%		32%	173%	22%	26%	24%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.36%	[5,6]	0.49% [6]	0.54% [7]	0.43% [8]	0.52% [8]	0.83% [9]

TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.49		$12.70	$11.33	$12.34	$13.72	$13.25

Income (loss) from investment operations:
Net investment income[1,2]	0.07		— [3]	0.03	0.06	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.84		(0.02)	1.52	0.21	(0.38)	0.93

Total from investment operations	0.91		(0.02)	1.55	0.27	(0.30)	1.00

Less distributions to shareholders:
From net investment income	(0.33)		(0.03)	(0.11)	(0.07)	(0.57)	(0.43)
From net realized gain on investments	(0.10)		(0.16)	(0.07)	(1.21)	(0.51)	(0.10)

Total distributions to shareholders	(0.43)		(0.19)	(0.18)	(1.28)	(1.08)	(0.53)

Net asset value - End of period	$12.97		$12.49	$12.70	$11.33	$12.34	$13.72

Net assets - End of period (000’s omitted)	$19,420		$15,631	$7,112	$2,057	$2,337	$2,911

Total return[4]	7.76%		(0.18% )	13.96%	2.92%	(2.44% )	7.82%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[5,6]	0.70% [6]	0.55% [7]	0.55% [8]	0.55% [8]	0.55% [9]
Net investment income[2]	1.07%	[5]	0.01%	0.23%	0.50%	0.66%	0.49%
Series portfolio turnover[10]	11%		32%	173%	22%	26%	24%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.34%	[5,6]	0.43% [6]	0.54% [7]	0.43% [8]	0.52% [8]	0.88% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.52		$12.71	$11.35	$12.36	$13.75	$13.25

Income (loss) from investment operations:
Net investment income[1,2]	0.10		0.07	0.16	0.11	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.85		(0.04)	1.45	0.21	(0.38)	0.96

Total from investment operations	0.95		0.03	1.61	0.32	(0.24)	1.08

Less distributions to shareholders:
From net investment income	(0.35)		(0.06)	(0.18)	(0.12)	(0.64)	(0.48)
From net realized gain on investments	(0.10)		(0.16)	(0.07)	(1.21)	(0.51)	(0.10)

Total distributions to shareholders	(0.45)		(0.22)	(0.25)	(1.33)	(1.15)	(0.58)

Net asset value - End of period	$13.02		$12.52	$12.71	$11.35	$12.36	$13.75

Net assets - End of period (000’s omitted)	$747		$760	$964	$11,455	$10,993	$9,487

Total return[3]	8.07%		0.27%	14.53%	3.45%	(1.98% )	8.43%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.05% [6]	0.05% [7]	0.05% [7]	0.05% [8]
Net investment income[2]	1.57%	[4]	0.54%	1.37%	1.01%	1.07%	0.88%
Series portfolio turnover[9]	11%		32%	173%	22%	26%	24%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.48%	[4,5]	0.56% [5]	0.54% [6]	0.43% [7]	0.52% [7]	0.91% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18		10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.90		$10.01		$8.73		$10.13	$12.50	$12.47

Income (loss) from investment operations:
Net investment income[1,2]	0.09		0.02		0.05		0.05	0.09	0.07
Net realized and unrealized gain on investments	0.63		0.08		1.34		0.16	(0.32)	0.94

Total from investment operations	0.72		0.10		1.39		0.21	(0.23)	1.01

Less distributions to shareholders:
From net investment income	(0.37)		(0.02)		(0.11)		(0.06)	(0.61)	(0.48)
From net realized gain on investments	(0.29)		(0.19)		—		(1.55)	(1.53)	(0.50)

Total distributions to shareholders	(0.66)		(0.21)		(0.11)		(1.61)	(2.14)	(0.98)

Net asset value - End of period	$9.96		$9.90		$10.01		$8.73	$10.13	$12.50

Net assets - End of period (000’s omitted)	$28,934		$55,271		$52,397		$55,920	$51,931	$83,655

Total return[3]	8.18%		1.01%		16.08%		3.24%	(2.30% )	8.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45%	[5]	0.31%	[6]	0.30% [7]	0.30% [7]	0.30% [8]
Net investment income[2]	1.97%	[4]	0.19%		0.54%		0.57%	0.80%	0.54%
Series portfolio turnover[9]	16%		36%		127%		26%	45%	22%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.31%	[4,5]	0.22%	[5]	0.14%	[6]	0.10% [7]	0.08% [7]	0.06% [8]

TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18		10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.81		$9.93		$8.66		$10.06	$12.33	$12.39

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.04		—	[10]	0.02		0.03	0.07	0.03
Net realized and unrealized gain (loss) on investments	0.67		0.09		1.34		0.15	(0.24)	0.86

Total from investment operations	0.71		0.09		1.36		0.18	(0.17)	0.89

Less distributions to shareholders:
From net investment income	(0.37)		(0.02)		(0.09)		(0.03)	(0.57)	(0.45)
From net realized gain on investments	(0.29)		(0.19)		—		(1.55)	(1.53)	(0.50)

Total distributions to shareholders	(0.66)		(0.21)		(0.09)		(1.58)	(2.10)	(0.95)

Net asset value - End of period	$9.86		$9.81		$9.93		$8.66	$10.06	$12.33

Net assets - End of period (000’s omitted)	$16,980		$14,956		$7,946		$4,653	$5,226	$10,469

Total return[3]	8.09%		0.82%		15.83%		2.94%	(1.91% )	7.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70%	[5]	0.56%	[6]	0.55% [7]	0.55% [7]	0.55% [8]
Net investment income (loss)[2]	0.86%	[4]	(0.05%	)	0.25%		0.36%	0.62%	0.23%
Series portfolio turnover[9]	16%		36%		127%		26%	45%	22%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.21%	[4,5]	0.11%	[5]	0.14%	[6]	0.10% [7]	0.08% [7]	0.06% [8]
1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Less than $0.01.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.00		$10.10	$8.81		$10.20	$12.58	$12.55

Income (loss) from investment operations:
Net investment income[1,2]	0.07		0.06	0.09		0.09	0.10	0.10
Net realized and unrealized gain on investments	0.68		0.07	1.33		0.15	(0.30)	0.94

Total from investment operations	0.75		0.13	1.42		0.24	(0.20)	1.04

Less distributions to shareholders:
From net investment income	(0.39)		(0.04)	(0.13)		(0.08)	(0.65)	(0.51)
From net realized gain on investments	(0.29)		(0.19)	—		(1.55)	(1.53)	(0.50)

Total distributions to shareholders	(0.68)		(0.23)	(0.13)		(1.63)	(2.18)	(1.01)

Net asset value - End of period	$10.07		$10.00	$10.10		$8.81	$10.20	$12.58

Net assets - End of period (000’s omitted)	$2,918		$2,701	$23,656		$27,895	$43,552	$32,952

Total return[3]	8.37%		1.26%	16.36%		3.60%	(2.08% )	8.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.06%	[6]	0.05% [7]	0.05% [7]	0.05% [8]
Net investment income[2]	1.37%	[4]	0.54%	0.91%		0.99%	0.96%	0.79%
Series portfolio turnover[9]	16%		36%	127%		26%	45%	22%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.33%	[4,5]	0.24% [5]	0.14%	[6]	0.10% [7]	0.08% [7]	0.06% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.96		$13.44	$11.69	$12.71	$14.32	$13.73

Income (loss) from investment operations:
Net investment income[1,2]	0.06		0.01	0.05	0.04	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.92		0.25	1.99	0.28	(0.34)	1.15

Total from investment operations	0.98		0.26	2.04	0.32	(0.26)	1.18

Less distributions to shareholders:
From net investment income	(0.62)		(0.03)	(0.13)	(0.06)	(0.77)	(0.52)
From net realized gain on investments	(0.22)		(0.71)	(0.16)	(1.28)	(0.58)	(0.07)

Total distributions to shareholders	(0.84)		(0.74)	(0.29)	(1.34)	(1.35)	(0.59)

Net asset value - End of period	$13.10		$12.96	$13.44	$11.69	$12.71	$14.32

Net assets - End of period (000’s omitted)	$11,212		$10,367	$9,795	$6,793	$3,812	$3,041

Total return[3]	8.61%		1.93%	17.87%	3.26%	(2.10% )	8.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31% [6]	0.30% [7]	0.30% [8]	0.30% [9]
Net investment income[2]	0.91%	[4]	0.11%	0.43%	0.33%	0.58%	0.23%
Series portfolio turnover[10]	12%		43%	175%	26%	28%	48%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.75%	[4,5]	0.89% [5]	0.97% [6]	0.89% [7]	1.21% [8]	1.95% [9]

TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.85		$13.36	$11.62	$12.64	$14.25	$13.66

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.04		(0.01)	0.01	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.92		0.23	1.99	0.27	(0.35)	1.13

Total from investment operations	0.96		0.22	2.00	0.29	(0.30)	1.15

Less distributions to shareholders:
From net investment income	(0.61)		(0.02)	(0.10)	(0.03)	(0.73)	(0.49)
From net realized gain on investments	(0.22)		(0.71)	(0.16)	(1.28)	(0.58)	(0.07)

Total distributions to shareholders	(0.83)		(0.73)	(0.26)	(1.31)	(1.31)	(0.56)

Net asset value - End of period	$12.98		$12.85	$13.36	$11.62	$12.64	$14.25

Net assets - End of period (000’s omitted)	$11,801		$9,384	$4,733	$1,731	$1,631	$1,825

Total return[3]	8.49%		1.64%	17.52%	3.04%	(2.41% )	8.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.55% [6]	0.55% [7]	0.55% [8]	0.55% [9]
Net investment income (loss)[2]	0.63%	[4]	(0.10% )	0.10%	0.14%	0.36%	0.12%
Series portfolio turnover[10]	12%		43%	175%	26%	28%	48%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.71%	[4,5]	0.81% [5]	0.97% [6]	0.89% [7]	1.21% [8]	2.06% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%. 9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.01		$13.48	$11.71	$12.73	$14.35	$13.75

Income (loss) from investment operations:
Net investment income[1,2]	0.07		0.06	0.11	0.07	0.11	0.08
Net realized and unrealized gain (loss) on investments	0.93		0.23	1.98	0.99	(0.35)	1.14

Total from investment operations	1.00		0.29	2.09	1.06	(0.24)	1.22

Less distributions to shareholders:
From net investment income	(0.63)		(0.05)	(0.16)	(0.80)	(0.80)	(0.55)
From net realized gain on investments	(0.22)		(0.71)	(0.16)	(1.28)	(0.58)	(0.07)

Total distributions to shareholders	(0.85)		(0.76)	(0.32)	(2.08)	(1.38)	(0.62)

Net asset value - End of period	$13.16		$13.01	$13.48	$11.71	$12.73	$14.35

Net assets - End of period (000’s omitted)	$845		$754	$1,361	$5,548	$4,494	$2,894

Total return[3]	8.70%		2.13%	18.29%	3.49%	(1.92% )	9.15%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.05% [6]	0.05% [7]	0.05% [8]	0.05% [8]
Net investment income[2]	1.12%	[4]	0.44%	0.90%	0.64%	0.86%	0.57%
Series portfolio turnover[9]	12%		43%	175%	26%	28%	48%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.85%	[4,5]	0.94% [5]	0.97% [6]	0.89% [7]	1.21% [8]	2.14% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48		$11.03	$9.41		$11.35	$13.73	$13.52

Income (loss) from investment operations:
Net investment income[1,2,3]	0.06		0.01	0.04		0.04	0.09	0.05
Net realized and unrealized gain (loss) on investments	0.73		0.25	1.69		0.18	(0.32)	1.07

Total from investment operations	0.79		0.26	1.73		0.22	(0.23)	1.12

Less distributions to shareholders:
From net investment income	(0.56)		(0.02)	(0.11)		(0.04)	(0.72)	(0.54)
From net realized gain on investments	(0.39)		(0.79)	—		(2.12)	(1.43)	(0.37)

Total distributions to shareholders	(0.95)		(0.81)	(0.11)		(2.16)	(2.15)	(0.91)

Net asset value - End of period	$10.32		$10.48	$11.03		$9.41	$11.35	$13.73

Net assets - End of period (000’s omitted)	$15,360		$23,353	$18,667		$14,874	$15,144	$47,531

Total return[3]	8.98%		2.32%	18.55%		3.43%	(2.15% )	8.80%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31%	[6]	0.30% [7]	0.30% [7]	0.30% [8]
Net investment income[2]	1.22%	[4]	0.09%	0.39%		0.40%	0.72%	0.40%
Series portfolio turnover[9]	20%		40%	139%		31%	49%	13%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.63%	[4,5]	0.52% [5]	0.41%	[6]	0.37% [7]	0.26% [7]	0.18% [8]

TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.34		$10.91	$9.30		$11.25	$13.60	$13.43

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.02		(0.01)	0.01		0.01	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.75		0.24	1.68		0.18	(0.29)	1.04

Total from investment operations	0.77		0.23	1.69		0.19	(0.23)	1.05

Less distributions to shareholders:
From net investment income	(0.56)		(0.01)	(0.08)		(0.02)	(0.69)	(0.51)
From net realized gain on investments	(0.39)		(0.79)	—		(2.12)	(1.43)	(0.37)

Total distributions to shareholders	(0.95)		(0.80)	(0.08)		(2.14)	(2.12)	(0.88)

Net asset value - End of period	$10.16		$10.34	$10.91		$9.30	$11.25	$13.60

Net assets - End of period (000’s omitted)	$9,555		$7,813	$3,345		$2,433	$2,215	$5,140

Total return[3]	8.86%		2.07%	18.35%		3.09%	(2.17% )	8.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.56%	[6]	0.55% [7]	0.55% [7]	0.55% [8]
Net investment income (loss)[2]	0.48%	[4]	(0.14% )	0.07%		0.12%	0.54%	0.10%
Series portfolio turnover[9]	20%		40%	139%		31%	49%	13%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.53%	[4,5]	0.41% [5]	0.41%	[6]	0.37% [7]	0.26% [7]	0.18% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%. 8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%. 9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.58		$11.12	$9.48		$11.43	$13.82	$13.60

Income (loss) from investment operations:
Net investment income[1,2]	0.05		0.05	0.07		0.07	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.76		0.24	1.70		0.17	(0.29)	1.08

Total from investment operations	0.81		0.29	1.77		0.24	(0.19)	1.16

Less distributions to shareholders:
From net investment income	(0.57)		(0.04)	(0.13)		(0.07)	(0.77)	(0.57)
From net realized gain on investments	(0.39)		(0.79)	—		(2.12)	(1.43)	(0.37)

Total distributions to shareholders	(0.96)		(0.83)	(0.13)		(2.19)	(2.20)	(0.94)

Net asset value - End of period	$10.43		$10.58	$11.12		$9.48	$11.43	$13.82

Net assets - End of period (000’s omitted)	$2,115		$1,859	$13,364		$12,928	$15,688	$12,077

Total return[3]	9.15%		2.53%	18.91%		3.61%	(1.82% )	9.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.06%	[6]	0.05% [7]	0.05% [7]	0.05% [8]
Net investment income[2]	1.00%	[4]	0.44%	0.71%		0.73%	0.84%	0.62%
Series portfolio turnover[9]	20%		40%	139%		31%	49%	13%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.65%	[4,5]	0.54% [5]	0.41%	[6]	0.37% [7]	0.26% [7]	0.18% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%. 8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%. 9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.73		$13.57	$11.70	$12.56	$13.94	$13.85

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.04		0.01	0.05	0.03	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.98		0.30	2.08	0.30	(0.35)	1.05

Total from investment operations	1.02		0.31	2.13	0.33	(0.26)	1.11

Less distributions to shareholders:
From net investment income	(0.68)		(0.03)	(0.13)	(0.05)	(0.74)	(0.55)
From net realized gain on investments	(0.12)		(1.12)	(0.13)	(1.14)	(0.38)	(0.47)

Total distributions to shareholders	(0.80)		(1.15)	(0.26)	(1.19)	(1.12)	(1.02)

Net asset value - End of period	$12.95		$12.73	$13.57	$11.70	$12.56	$13.94

Net assets - End of period (000’s omitted)	$5,160		$4,771	$4,141	$2,380	$1,142	$1,777

Total return[3]	9.01%		2.26%	18.61%	3.38%	(2.06% )	8.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[4,5]	0.45% [5]	0.31% [6]	0.30% [6]	0.30% [7]	0.30% [7]
Net investment income[2]	0.73%	[4]	0.10%	0.37%	0.30%	0.68%	0.43%
Series portfolio turnover[8]	14%		23%	186%	30%	55%	63%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.57%	[4,5]	1.87% [5]	2.15% [6]	2.44% [6]	3.68% [7]	4.79% [7]

TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.56		$13.43	$11.59	$12.45	$13.83	$13.77

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.03		(0.02)	0.01	0.01	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.96		0.29	2.07	0.30	(0.34)	1.04

Total from investment operations	0.99		0.27	2.08	0.31	(0.29)	1.07

Less distributions to shareholders:
From net investment income	(0.67)		(0.02)	(0.11)	(0.03)	(0.71)	(0.54)
From net realized gain on investments	(0.12)		(1.12)	(0.13)	(1.14)	(0.38)	(0.47)

Total distributions to shareholders	(0.79)		(1.14)	(0.24)	(1.17)	(1.09)	(1.01)

Net asset value - End of period	$12.76		$12.56	$13.43	$11.59	$12.45	$13.83

Net assets - End of period (000’s omitted)	$6,008		$5,136	$2,388	$519	$409	$515

Total return[3]	8.88%		2.00%	18.28%	3.18%	(2.32% )	8.21%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4,5]	0.70% [5]	0.55% [9]	0.55% [6]	0.55% [6]	0.55% [7]
Net investment income (loss)[2]	0.47%	[4]	(0.15% )	0.04%	0.11%	0.39%	0.24%
Series portfolio turnover[8]	14%		23%	186%	30%	55%	63%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.49%	[4,5]	1.77% [5]	2.15% [9]	2.44% [6]	3.68% [6]	5.39% [7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%. 6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%. 7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%. 8Reflects activity of the Series and does not include the activity of the Underlying Series.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

The accompanying notes are an integral part of the financial statements.

38

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.88		$13.70	$11.81	$12.66	$14.05	$13.94

Income (loss) from investment operations:
Net investment income[1,2]	0.06		0.05	0.12	0.07	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.98		0.30	2.06	0.30	(0.33)	1.07

Total from investment operations	1.04		0.35	2.18	0.37	(0.23)	1.15

Less distributions to shareholders:
From net investment income	(0.70)		(0.05)	(0.16)	(0.08)	(0.78)	(0.57)
From net realized gain on investments	(0.12)		(1.12)	(0.13)	(1.14)	(0.38)	(0.47)

Total distributions to shareholders	(0.82)		(1.17)	(0.29)	(1.22)	(1.16)	(1.04)

Net asset value - End of period	$13.10		$12.88	$13.70	$11.81	$12.66	$14.05

Net assets - End of period (000’s omitted)	$450		$315	$210	$2,783	$1,658	$872

Total return[3]	9.15%		2.52%	18.87%	3.69%	(1.83% )	8.75%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4,5]	0.20% [5]	0.05% [6]	0.05% [7]	0.05% [7]	0.05% [8]
Net investment income[2]	0.97%	[4]	0.37%	0.95%	0.58%	0.80%	0.57%
Series portfolio turnover[9]	14%		23%	186%	30%	55%	63%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.63%	[4,5]	1.90% [5]	2.15% [6]	2.44% [7]	3.68% [7]	7.80% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%. 8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%. 9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

TARGET 2060 SERIES CLASS K	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED					FOR THE PERIOD 9/21/15[1] TO 10/31/15
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.44		$12.45	$10.67		$10.36		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.08		0.01	0.04		0.01		—	[4]
Net realized and unrealized gain (loss) on investments	0.85		0.28	1.91		0.34		0.36

Total from investment operations	0.93		0.29	1.95		0.35		0.36

Less distributions to shareholders:
From net investment income	(0.61)		(0.02)	(0.12)		(0.04)		—
From net realized gain on investments	(0.01)		(1.28)	(0.05)		—		—

Total distributions to shareholders	(0.62)		(1.30)	(0.17)		(0.04)		—

Net asset value - End of period	$11.75		$11.44	$12.45		$10.67		$10.36

Net assets - End of period (000’s omitted)	$3,858		$6,895	$3,284		$1,407		$52

Total return[5]	9.04%		2.32%	18.56%		3.45%		3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[6,7]	0.45% [7]	0.31%	[8]	0.30%	[9]	0.30%	[6,10]
Net investment income (loss)[3]	1.43%	[6]	0.07%	0.39%		0.10%		(0.30%	)[6]
Series portfolio turnover[11]	30%		5%	173%		14%		4%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.81%	[6,7]	2.29% [7]	5.26%	[8]	9.37%	[9]	151.35%	[6,10,12]

TARGET 2060 SERIES CLASS R	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED					FOR THE PERIOD 9/21/15[1] TO 10/31/15
	4/30/19 (UNAUDITED)		10/31/18	10/31/17		10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.40		$12.43	$10.65		$10.36		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.03		(0.02)	—	[4]	0.01		(0.01)
Net realized and unrealized gain (loss) on investments	0.87		0.28	1.92		0.31		0.37

Total from investment operations	0.90		0.26	1.92		0.32		0.36

Less distributions to shareholders:
From net investment income	(0.61)		(0.01)	(0.09)		(0.03)		—
From net realized gain on investments	(0.01)		(1.28)	(0.05)		—		—

Total distributions to shareholders	(0.62)		(1.29)	(0.14)		(0.03)		—

Net asset value - End of period	$11.68		$11.40	$12.43		$10.65		$10.36

Net assets - End of period (000’s omitted)	$6,483		$4,360	$1,242		$182		$56

Total return[5]	8.76%		2.11%	18.29%		3.16%		3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[6,7]	0.70% [7]	0.55%	[8]	0.55%	[9]	0.55%	[6,10]
Net investment income (loss)[3]	0.46%	[6]	(0.16% )	(0.01%	)	0.09%		(0.55%	)[6]
Series portfolio turnover[11]	30%		5%	173%		14%		4%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.74%	[6,7]	2.16% [7]	5.26%	[8]	9.37%	[9]	151.35%	[6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

40

Financial Highlights

TARGET 2060 SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED			FOR THE PERIOD 9/21/15[1] TO 10/31/15
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.46		$12.46	$10.68	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.05		0.05	0.08	(0.07)	—	[4]
Net realized and unrealized gain (loss) on investments	0.89		0.27	1.89	0.31	0.36

Total from investment operations	0.94		0.32	1.97	0.38	0.36

Less distributions to shareholders:
From net investment income	(0.63)		(0.04)	(0.14)	(0.06)	—
From net realized gain on investments	(0.01)		(1.28)	(0.05)	—	—

Total distributions to shareholders	(0.64)		(1.32)	(0.19)	(0.06)	—

Net asset value - End of period	$11.76		$11.46	$12.46	$10.68	$10.36

Net assets - End of period (000’s omitted)	$228		$142	$104	$56	$52

Total return[5]	9.19%		2.55%	18.80%	3.71%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[6,7]	0.20% [7]	0.05% [8]	0.05% [9]	0.05%	[6,10]
Net investment income (loss)[3]	0.99%	[6]	0.40%	0.72%	0.65%	(0.05%	)[6]
Series portfolio turnover[11]	30%		5%	173%	14%	4%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.82%	[6,7]	2.23% [7]	5.26% [8]	9.37% [9]	151.34%	[6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

41

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue three classes of shares (Class K, R, and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Class R6 shares of the Target Series were liquidated by March 1, 2019.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

42

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$76,103,615	$76,103,615	$—	$—

Total assets	$76,103,615	$76,103,615	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$1,283,888	$1,283,888	$—	$—

Total assets	$1,283,888	$1,283,888	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$54,989,211	$54,989,211	$—	$—

Total assets	$54,989,211	$54,989,211	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$64,436,044	$64,436,044	$—	$—

Total assets	$64,436,044	$64,436,044	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$74,721,865	$74,721,865	$—	$—

Total assets	$74,721,865	$74,721,865	$—	$—

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$43,027,515	$43,027,515	$—	$—

Total assets	$43,027,515	$43,027,515	$—	$—

43

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$48,838,385	$48,838,385	$—	$—

Total assets	$48,838,385	$48,838,385	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$23,864,734	$23,864,734	$—	$—

Total assets	$23,864,734	$23,864,734	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$27,019,120	$27,019,120	$—	$—

Total assets	$27,019,120	$27,019,120	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$11,618,616	$11,618,616	$—	$—

Total assets	$11,618,616	$11,618,616	$—	$—

	TARGET 2060 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$10,561,756	$10,561,756	$—	$—

Total assets	$10,561,756	$10,561,756	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2018 or April 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

44

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2019, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series and Target 2055 Series tax returns remains open for the years ended October 31, 2015 through October 31, 2018. The statute of limitations on Target 2060 Series remains open for the period ended October 31, 2015 and the years ended October 31, 2016 through 2018. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive a fee for the services it performs for the Series. However, the Advisor is entitled to receive the management fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

45

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class K, Class R and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class I, Class K, and Class R shares. Effective March 1, 2019, this contractual limitation is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through their investments in the underlying funds. The Advisor may receive from a class the difference between the class’s total direct annual fund operating expenses, exclusive of Rule 12b-1 Fees, and the class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Rule 12b-1 Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2019, the Advisor reimbursed expenses of $45,885 for Target Income Series, $67,644 for Target 2015 Series, $62,260 for Target 2020 Series, $59,590 for Target 2025 Series, $70,503 for Target 2030 Series, $69,448 Target 2035 Series, $77,544 for Target 2040 Series, $78,987 for Target 2045 Series, $82,524 for Target 2050 Series, $83,265 for Target 2055 series and $90,679 for Target 2060 Series, which is included as a reduction of expenses on the Statements of Operations. At April 30, 2019, the Advisor is eligible to recoup $13,225 for Target Income Series, $22,691 for Target 2015 Series, $19,448 for Target 2020 Series, $18,265 for Target 2025 Series, $22,338 for Target 2030 Series, $22,976 Target 2035 Series, $25,370 for Target 2040 Series, $26,766 for Target 2045 Series, $28,551 for Target 2050 Series, $28,543 for Target 2055 series and $32,351 for Target 2060 Series. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares and 0.50% of average daily net assets attributable to Class R shares. There are no distribution and service fees on Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets of the Target Series with an annual base fee of $40,000 per Target series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

46

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$5,586,717	$57,253,697
Target 2015 Series	$428,177	$1,338,532
Target 2020 Series	$8,175,610	$48,761,717
Target 2025 Series	$12,398,749	$11,029,961
Target 2030 Series	$11,940,946	$60,667,681
Target 2035 Series	$8,013,391	$4,457,172
Target 2040 Series	$9,364,451	$33,112,865
Target 2045 Series	$5,135,672	$2,658,951
Target 2050 Series	$5,819,727	$11,646,204
Target 2055 Series	$2,464,659	$1,537,538
Target 2060 Series	$3,247,767	$3,996,304

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the six months ended April 30, 2019 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$125,824,382	$5,586,717	$57,253,697	$76,103,615	6,831,563	$1,876,143	$(2,263,099)	$4,209,312
TARGET 2015 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,279,950	$381,910	$ 693,436	$1,022,103	91,751	$12,444	$ (7,750)	$61,429
Blended Asset Moderate Series - Class R6	844,809	46,267	645,096	261,785	23,606	7,065	(12,977)	28,782

	$2,124,759	$428,177	$1,338,532	$1,283,888		$19,509	$(20,727)	$90,211

47

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$ 9,358,378	$ 473,286	$ 6,996,653	$ 2,817,293	261,830	$ 101,727	$ (307,545)	$ 320,421
Blended Asset Moderate Series - Class R6	84,363,708	7,702,324	41,765,064	52,171,918	4,704,411	1,095,507	(1,949,188)	3,820,137

	$93,722,086	$8,175,610	$48,761,717	$54,989,211		$1,197,234	$(2,256,733)	$4,140,558

TARGET 2025 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$29,628,989	$ 2,996,625	$ 8,086,699	$26,063,358	2,422,245	$320,731	$(98,030)	$1,718,927
Blended Asset Moderate Series - Class R6	29,756,456	9,402,124	2,943,262	38,372,686	3,460,116	384,767	9,671	2,147,696

	$59,385,445	$12,398,749	$11,029,961	$64,436,044		$705,498	$(88,359)	$3,866,623

TARGET 2030 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$109,347,539	$11,201,799	$52,471,999	$70,736,295	6,574,005	$1,200,275	$(2,320,946)	$5,340,862
Blended Asset Maximum Series - Class R6	12,222,962	739,147	8,195,682	3,985,570	326,686	75,509	(123,416)	(48,971)

	$121,570,501	$11,940,946	$60,667,681	$74,721,865		$1,275,784	$(2,444,362)	$5,291,891

TARGET 2035 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$24,251,400	$5,790,268	$2,195,486	$29,641,831	2,754,817	$267,287	$ 80,270	$1,795,760
Blended Asset Maximum Series - Class R6	13,074,707	2,223,123	2,261,686	13,385,684	1,097,187	81,111	578,324	424,826

	$37,326,107	$8,013,391	$4,457,172	$43,027,515		$348,398	$658,594	$2,220,586

48

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2040 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$29,068,763	$4,406,689	$13,032,270	$21,355,754	1,984,736	$319,792	$(563,342)	$1,572,085
Blended Asset Maximum Series - Class R6	43,914,852	4,957,762	20,080,595	27,482,631	2,252,675	271,872	288,629	592,792

	$72,983,615	$9,364,451	$33,112,865	$48,838,385		$591,664	$(274,713)	$2,164,877

TARGET 2045 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$ 3,067,693	$1,565,974	$ 344,213	$ 4,575,590	425,241	$ 34,490	$ 12,334	$284,175
Blended Asset Maximum Series - Class R6	17,444,750	3,569,698	2,314,738	19,289,144	1,581,077	110,410	835,749	643,398

	$20,512,443	$5,135,672	$2,658,951	$23,864,734		$144,900	$848,083	$927,573

TARGET 2050 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$33,049,623	$5,819,727	$11,646,204	$27,019,120	2,214,682	$203,834	$660,790	$777,727

TARGET 2055 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$10,223,687	$2,464,659	$1,537,538	$11,618,616	952,346	$63,823	$533,666	$448,448

TARGET 2060 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/19	SHARES HELD AT 4/30/19	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$11,393,453	$3,247,767	$3,996,304	$10,561,756	865,718	$76,444	$206,772	$326,076

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class I, and Class R6 shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	390,830	$3,817,834	3,459,198	$34,200,840	194,817	$1,877,814	1,282,576	$12,499,324
Reinvested	162,922	1,542,871	55,745	550,512	29,309	273,757	8,088	78,863
Repurchased	(6,091,199)	(57,968,512)	(794,763)	(7,842,218)	(96,115)	(932,465)	(348,958)	(3,406,394)

Total	(5,537,447)	$(52,607,807)	2,720,180	$26,909,134	128,011	$1,219,106	941,706	$9,171,793

49

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18
	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	4,485	$44,264	25,220	$253,822	—	$—	—	$—
Reinvested	1,130	10,743	3,950	39,151	9	81	5	45
Repurchased	(7,686)	(75,325)	(760,862)	(7,626,184)	(517)	(5,120)	—	—

Total	(2,071)	$(20,318)	(731,692)	$(7,333,211)	(508)	$(5,039)	5	$45

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	5,794	$64,130	37,320	$416,295	57	$631	251	$2,828
Reinvested	1,690	17,982	1,657	18,450	47	510	13	150
Repurchased	(66,454)	(737,917)	(250,959)	(2,781,162)	(3,510)	(40,130)	(405)	(4,535)

Total	(58,970)	$(655,805)	(211,982)	$(2,346,417)	(3,406)	$(38,989)	(141)	$(1,557)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18
	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	1,207	$13,284	10,319	$116,848	—	$—	—	$—
Reinvested	130	1,383	263	2,948	8	89	5	49
Repurchased	(19,464)	(214,454)	(13,809)	(155,395)	(459)	(5,114)	—	—

Total	(18,127)	$(199,787)	(3,227)	$(35,599)	(451)	$(5,025)	5	$49

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	393,092	$3,632,664	1,799,328	$17,011,756	207,296	$1,901,152	840,753	$7,833,720
Reinvested	107,205	957,337	35,055	331,206	19,660	173,002	4,150	38,502
Repurchased	(5,056,357)	(45,437,395)	(1,109,780)	(10,488,707)	(137,941)	(1,283,999)	(492,010)	(4,595,463)

Total	(4,556,060)	$(40,847,394)	724,603	$6,854,255	89,015	$790,155	352,893	$3,276,759

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18
	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	15,125	$140,445	161,668	$1,542,712	—	$—	—	$—
Reinvested	2,410	21,614	13,342	125,744	8	72	4	39
Repurchased	(53,624)	(504,678)	(3,242,665)	(31,221,702)	(541)	(5,117)	—	—

Total	(36,089)	$(342,619)	(3,067,655)	$(29,553,246)	(533)	$(5,045)	4	$39

50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET
2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	310,115	$3,638,288	1,534,730	$18,509,075	293,613	$3,483,148	1,225,545	$14,820,290
Reinvested	46,833	529,210	9,973	120,080	31,023	351,492	4,298	51,881
Repurchased	(278,160)	(3,341,159)	(729,450)	(8,760,023)	(246,384)	(2,963,791)	(303,550)	(3,700,436)

Total	78,788	$826,339	815,253	$9,869,132	78,252	$870,849	926,293	$11,171,735

TARGET
2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	44,307	$541,181	34,292	$410,576	—	$—	—	$—
Reinvested	1,826	20,605	999	11,987	8	84	3	36
Repurchased	(53,282)	(626,593)	(94,808)	(1,146,696)	(429)	(5,129)	—	—

Total	(7,149)	$(64,807)	(59,517)	$(724,133)	(421)	$(5,045)	3	$36

TARGET
2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	546,815	$5,168,199	2,083,281	$20,161,761	463,704	$4,346,288	1,231,615	$11,808,521
Reinvested	211,309	1,886,984	31,911	307,548	52,598	464,967	4,237	40,572
Repurchased	(6,216,945)	(55,889,888)	(1,535,516)	(14,803,048)	(448,709)	(4,302,766)	(363,201)	(3,500,775)

Total	(5,458,821)	$(48,834,705)	579,676	$5,666,261	67,593	$508,489	872,651	$8,348,318

TARGET
2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	44,017	$418,917	328,500	$3,198,818	—	$—	—	$—
Reinvested	7,475	67,501	13,968	134,947	12	109	3	34
Repurchased	(37,816)	(364,501)	(3,703,089)	(36,954,583)	(535)	(5,168)	—	—

Total	13,676	$121,917	(3,360,621)	$(33,620,818)	(523)	$(5,059)	3	$34

TARGET
2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	250,610	$3,093,398	894,857	$11,507,154	298,117	$3,716,407	814,355	$10,520,876
Reinvested	65,072	750,278	24,501	309,903	50,479	583,539	9,442	119,395
Repurchased	(229,864)	(2,851,196)	(681,703)	(8,746,295)	(103,242)	(1,304,817)	(132,161)	(1,727,643)

Total	85,818	$992,480	237,655	$3,070,762	245,354	$2,995,129	691,636	$8,912,628

51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	3,277	$40,584	24,169	$313,517	—	$—	—	$—
Reinvested	2,144	24,853	1,448	18,394	16	187	8	94
Repurchased	(8,737)	(110,814)	(40,800)	(534,892)	(417)	(5,212)	—	—

Total	(3,316)	$(45,377)	(15,183)	$(202,981)	(401)	$(5,025)	8	$94

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	395,396	$3,751,959	1,332,229	$13,630,503	281,007	$2,675,089	902,770	$9,157,688
Reinvested	422,803	3,703,746	112,904	1,128,727	121,917	1,057,019	17,371	172,255
Repurchased	(3,496,151)	(30,852,818)	(1,096,514)	(11,196,621)	(205,745)	(1,974,725)	(195,400)	(1,996,090)

Total	(2,677,952)	$(23,397,113)	348,619	$3,562,609	197,179	$1,757,383	724,741	$7,333,853

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	29,590	$281,984	245,103	$2,504,570	—	$—	—	$—
Reinvested	18,590	164,337	53,363	537,445	39	345	12	123
Repurchased	(28,566)	(276,801)	(2,371,127)	(25,021,391)	(547)	(5,255)	—	—

Total	19,614	$169,520	(2,072,661)	$(21,979,376)	(508)	$(4,910)	12	$123

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	115,690	$1,463,996	475,170	$6,394,714	185,964	$2,341,445	493,767	$6,575,433
Reinvested	59,839	679,779	42,406	552,543	58,465	658,322	21,160	274,179
Repurchased	(119,581)	(1,517,932)	(446,574)	(5,981,696)	(65,452)	(818,105)	(139,055)	(1,881,446)

Total	55,948	$625,843	71,002	$965,561	178,977	$2,181,662	375,872	$4,968,166

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	3,854	$48,365	37,004	$501,039	—	$—	—	$—
Reinvested	4,285	48,844	6,649	86,772	31	349	22	284
Repurchased	(1,864)	(24,234)	(86,728)	(1,199,721)	(424)	(5,298)	—	—

Total	6,275	$72,975	(43,075)	$(611,910)	(393)	$(4,949)	22	$284

52

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	258,879	$2,560,196	823,981	$9,011,773	241,731	$2,379,016	478,931	$5,143,876
Reinvested	238,661	2,114,534	134,865	1,418,779	85,823	748,378	25,431	264,514
Repurchased	(1,237,570)	(11,170,831)	(422,631)	(4,606,915)	(142,599)	(1,408,833)	(55,261)	(604,748)

Total	(740,030)	$(6,496,101)	536,215	$5,823,637	184,955	$1,718,561	449,101	$4,803,642

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	39,815	$390,422	134,308	$1,486,047	—	$—	—	$—
Reinvested	13,856	123,872	93,742	993,663	53	478	35	372
Repurchased	(26,621)	(264,896)	(1,254,171)	(14,080,552)	(539)	(5,321)	—	—

Total	27,050	$249,398	(1,026,121)	$(11,600,842)	(486)	$(4,843)	35	$372

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	77,238	$923,879	197,764	$2,623,883	99,028	$1,197,650	225,755	$2,962,773
Reinvested	27,016	300,151	29,291	374,094	30,948	339,226	19,193	242,384
Repurchased	(80,565)	(1,002,345)	(157,569)	(2,087,370)	(67,942)	(836,555)	(14,049)	(186,293)

Total	23,689	$221,685	69,486	$910,607	62,034	$700,321	230,899	$3,018,864

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	9,619	$121,186	23,787	$320,747	—	$—	—	$—
Reinvested	2,045	22,961	1,693	21,844	30	335	34	428
Repurchased	(1,792)	(22,505)	(16,336)	(224,590)	(429)	(5,317)	—	—

Total	9,872	$121,642	9,144	$118,001	(399)	$(4,982)	34	$428

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	74,984	$835,129	327,857	$3,938,736	158,073	$1,765,165	286,497	$3,408,578
Reinvested	39,509	398,251	33,071	379,653	28,083	280,104	13,328	152,746
Repurchased	(388,819)	(3,926,620)	(21,914)	(256,210)	(13,777)	(151,432)	(17,190)	(207,081)

Total	(274,326)	$(2,693,240)	339,014	$4,062,179	172,379	$1,893,837	282,635	$3,354,243

53

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18		FOR THE PERIOD 11/1/18 TO 3/1/19 (DATE OF LIQUIDATION)		FOR THE YEAR ENDED 10/31/18

	CLASS I		CLASS I		CLASS R6		CLASS R6
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	10,272	$116,135	5,597	$66,648	—	$2	—	$—
Reinvested	558	5,627	789	9,062	29	293	46	531
Repurchased	(3,845)	(42,674)	(2,302)	(28,219)	(477)	(5,321)	—	—

Total	6,985	$79,088	4,084	$47,491	(448)	$(5,026)	46	$531

The following table represents instances at April 30, 2019, where a shareholder account owned greater than 10% of a Series:

	NUMBER OF	PERCENTAGE
SERIES	ACCOUNTS	OF THE
	OVER 10%	SERIES
Target 2015 Series	2	53.1%
Target 2050 Series	1	17.6%

At April 30, 2019, the Advisor and its affiliates owned 2.0% of the Target 2060 Series and 0.1% or less of Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, Target 2055 Series and Target 2060 Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended April 30, 2019, none of the Series borrowed under the line of credit.

8.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were directly held by the Series as of April 30, 2019.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

54

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018 were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2018)	$672,375	$21,596	$511,932	$184,177	$496,157
Long-term capital gain (2018)	$—	$—	$—	$10	$—

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Ordinary income (2018)	$353,015	$1,269,940	$332,652	$1,110,027	$310,269	$193,740
Long-term capital gain (2018)	$95,020	$580,680	$581,311	$1,613,758	$328,481	$350,714

At April 30, 2019, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$74,281,940	$1,251,392	$53,537,650	$62,209,435	$72,465,369
Unrealized appreciation	1,821,675	32,496	1,451,561	2,226,609	2,256,496
Unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$1,821,675	$32,496	$1,451,561	$2,226,609	$2,256,496

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Cost for federal income tax purposes	$41,639,328	$47,635,932	$23,197,094	$26,490,570	$11,210,075	$10,557,478
Unrealized appreciation	1,388,187	1,202,453	667,640	528,550	408,541	4,278
Unrealized depreciation	—	—	—	—	—	—

Net unrealized appreciation	$1,388,187	$1,202,453	$667,640	$528,550	$408,541	$4,278

At October 31, 2018, Target Income Series, Target 2015 Series, and Target 2020 Series had net long-term capital loss carryforwards of $331,241, $435,145, and $1,570,302, respectively, which may be carried forward indefinitely.

55

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s core strategies that have resulted in a downward trend in assets under management. After discussion, the Board concluded that notwithstanding the performance challenges of certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented pro-forma information related to several management fee and overall expense reductions that were set to take effect in early 2019. These changes were approved by the Board in a prior meeting and by shareholders at a Shareholder Meeting in May 2018.

•

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to

56

Renewal of Investment Advisory Agreement

(unaudited)

subsidize the expenses of the Series operating above their expense cap, noting that 27 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current and pro-forma advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-transfer agent fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current and pro-forma fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/19-SAR

Manning & Napier Fund, Inc. Blended Asset Conservative Series
Blended Asset Moderate Series
Blended Asset Extended Series
Blended Asset Maximum Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Shareholder Expense Example - Blended Asset Conservative Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19*
Actual	$1,000.00	$1,060.00	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition - Blended Asset Conservative Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
4A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]

Financials	10.2%
Health Care	6.9%
Energy	5.5%
Industrials	4.8%
Consumer Discretionary	4.6%
Communication Services	4.4%
Information Technology	4.3%
Consumer Staples	3.8%
Real Estate	3.4%
Materials	2.4%
Utilities	0.6%

[5] Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[6]

Johnson & Johnson	1.0%
Microsoft Corp.	0.9%
Medtronic plc	0.8%
Novartis AG - ADR (Switzerland)	0.7%
Mastercard, Inc. - Class A	0.6%

6 As a percentage of total investments.

Top Five Bond Holdings[7]

U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4.0%
U.S. Treasury Bill, 2.37%, 9/19/2019	3.6%
U.S. Treasury Note, 2.75%, 2/15/2028	2.0%
U.S. Treasury Note, 2.375%, 5/15/2027	2.0%
U.S. Treasury Note, 1.625%, 5/15/2026	2.0%

7 As a percentage of total investments.

2

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 27.3%

Communication Services - 1.8%

Diversified Telecommunication Services - 0.1%
AT&T, Inc.	600	$18,576
Verizon Communications, Inc.	1,205	68,914

		87,490

Entertainment - 0.2%
Electronic Arts, Inc.*	2,105	199,238

Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A*[1]	240	287,750
Alphabet, Inc. - Class C*[1]	220	261,466
Tencent Holdings Ltd. - Class H (China)	8,660	426,831

		976,047

Media - 0.2%
Quebecor, Inc. - Class B (Canada)	3,140	78,307
Shaw Communications, Inc. - Class B (Canada)	3,530	71,485

		149,792

Total Communication Services		1,412,567

Consumer Discretionary - 1.9%

Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	1,578	44,010

Distributors - 0.1%
Genuine Parts Co.	545	55,884

Hotels, Restaurants & Leisure - 0.0%##
Hilton Worldwide Holdings, Inc.	210	18,268

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*[1]	70	134,856
Booking Holdings, Inc.*[1]	220	408,098

		542,954

Multiline Retail - 0.2%
B&M European Value Retail S.A. (United Kingdom)	11,230	57,894
Dollar General Corp.	580	73,132
Target Corp.	725	56,130

		187,156

Specialty Retail - 0.5%
The Home Depot, Inc.	583	118,757
Industria de Diseno Textil S.A. (Spain)	6,260	189,545
O’Reilly Automotive, Inc.*	120	45,428

		353,730

Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc.*	1,210	213,384

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	370	$34,932

		248,316

Total Consumer Discretionary		1,450,318

Consumer Staples - 3.9%

Beverages - 2.0%
Ambev S.A. - ADR (Brazil)[1]	29,720	139,982
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,050	360,075
The Coca-Cola Co.	5,880	288,473
Diageo plc (United Kingdom)	8,380	353,282
Molson Coors Brewing Co. - Class B	735	47,180
PepsiCo, Inc.	2,695	345,095

		1,534,087

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	788	42,213
Walmart, Inc.	1,261	129,681

		171,894

Food Products - 1.0%
J&J Snack Foods Corp.	330	51,869
Mondelez International, Inc. - Class A	8,177	415,800
Nestle S.A. (Switzerland)	3,010	289,796

		757,465

Household Products - 0.2%
Colgate-Palmolive Co.	1,180	85,892
Kimberly-Clark Corp.	315	40,440

		126,332

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	6,175	375,440

Total Consumer Staples		2,965,218

Energy - 1.5%

Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc.*	3,580	34,762
Halliburton Co.	5,515	156,240
Schlumberger Ltd.[1]	3,210	137,003
Transocean Ltd.*[1]	6,510	51,169

		379,174

Oil, Gas & Consumable Fuels - 1.0%
BP plc - ADR (United Kingdom)[1]	1,780	77,838
Chevron Corp.[1]	1,339	160,760

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - ADR (China)[1]	912	$69,987
Equinor ASA - ADR (Norway)	1,820	40,386
Exxon Mobil Corp.	2,210	177,419
Hess Corp.	690	44,243
Marathon Petroleum Corp.	665	40,479
Petroleo Brasileiro S.A. - ADR (Brazil)	3,749	51,736
Royal Dutch Shell plc - Class B - ADR (Netherlands)	590	38,285
TOTAL S.A. - ADR (France)	1,174	65,357
Valero Energy Corp.	396	35,901

		802,391

Total Energy		1,181,565

Financials - 3.6%

Banks - 1.3%
Bank of America Corp.[1]	7,712	235,833
Citigroup, Inc.[1]	2,540	179,578
JPMorgan Chase & Co.	2,370	275,038
KeyCorp.	1,810	31,766
The PNC Financial Services Group, Inc.	175	23,963
Regions Financial Corp.	1,160	18,015
U.S. Bancorp	1,170	62,384
Wells Fargo & Co.	4,080	197,513

		1,024,090

Capital Markets - 1.5%
Ares Management Corp. - Class A1	1,195	29,218
Barings BDC, Inc.	1,897	18,856
BlackRock, Inc.[1]	245	118,884
The Blackstone Group LP1	1,395	55,047
Cboe Global Markets, Inc.[1]	1,510	153,431
The Charles Schwab Corp.	3,150	144,207
CME Group, Inc.[1]	770	137,753
E*TRADE Financial Corp.	1,440	72,950
Intercontinental Exchange, Inc.	1,920	156,192
Moody’s Corp.	740	145,499
S&P Global, Inc.	650	143,429

		1,175,466

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*[1]	1,765	382,493

Insurance - 0.3%
The Allstate Corp.[1]	225	22,288
Arthur J. Gallagher & Co.	360	30,103

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Insurance (continued)
Chubb Ltd.[1]	485	$70,422
Lincoln National Corp.	300	20,016
Old Republic International Corp.	1,100	24,596
Principal Financial Group, Inc.	335	19,149
Willis Towers Watson plc[1]	150	27,651

		214,225

Total Financials		2,796,274

Health Care - 5.0%

Biotechnology - 1.2%
AbbVie, Inc.[1]	1,029	81,693
Amgen, Inc.[1]	448	80,336
BioMarin Pharmaceutical, Inc.*[1]	1,480	126,584
Gilead Sciences, Inc.	1,010	65,690
Incyte Corp.*	2,205	169,344
Regeneron Pharmaceuticals, Inc.*	225	77,206
Seattle Genetics, Inc.*	2,295	155,555
Vertex Pharmaceuticals, Inc.*	965	163,066

		919,474

Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)*	1,140	66,348
Medtronic plc[1]	6,605	586,590

		652,938

Health Care Providers & Services - 0.1%
CVS Health Corp.[1]	909	49,431

Pharmaceuticals - 2.9%
AstraZeneca plc (United Kingdom)	320	23,840
Bristol-Myers Squibb Co.[1]	1,715	79,627
GlaxoSmithKline plc (United Kingdom)	940	19,311
Johnson & Johnson	5,203	734,664
Kyowa Hakko Kirin Co. Ltd. (Japan)	3,900	75,868
Merck & Co., Inc.	4,153	326,883
Merck KGaA (Germany)	2,560	272,873
Novartis AG - ADR (Switzerland)	6,115	502,836
Pfizer, Inc.	3,185	129,343
Sanofi (France)	450	39,262

		2,204,507

Total Health Care		3,826,350

Industrials - 1.7%

Aerospace & Defense - 0.3%
The Boeing Co.[1]	308	116,328
Lockheed Martin Corp.	191	63,666

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Aerospace & Defense (continued)
United Technologies Corp.	551	$78,578

		258,572

Air Freight & Logistics - 0.3%
FedEx Corp.	810	153,463
United Parcel Service, Inc. - Class B	1,074	114,080

		267,543

Building Products - 0.1%
Johnson Controls International plc[1]	1,930	72,375

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	3,310	59,812
Waste Management, Inc.	1,265	135,785

		195,597

Electrical Equipment - 0.1%
Eaton Corp. plc.	411	34,039
Emerson Electric Co.	561	39,825

		73,864

Industrial Conglomerates - 0.2%
3M Co.	453	85,848
Honeywell International, Inc.	458	79,523

		165,371

Machinery - 0.2%
Caterpillar, Inc.[1]	379	52,840
Illinois Tool Works, Inc.	257	39,997
Mueller Water Products, Inc. - Class A	2,785	29,883

		122,720

Road & Rail - 0.2%
Kansas City Southern	620	76,347
Union Pacific Corp.	452	80,022

		156,369

Total Industrials		1,312,411

Information Technology - 3.5%

Communications Equipment - 0.1%
Cisco Systems, Inc.[1]	2,237	125,160

IT Services - 1.8%
International Business Machines Corp.	589	82,619
InterXion Holding N.V. (Netherlands)*[1]	3,980	275,376
LiveRamp Holdings, Inc.*	2,430	141,742
Mastercard, Inc. - Class A	1,810	460,174

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)

IT Services (continued)
Visa, Inc. - Class A	2,710	$445,605

		1,405,516

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.[1]	232	73,869
Intel Corp.	4,175	213,092
Texas Instruments, Inc.	624	73,526

		360,487

Software - 1.0%
Microsoft Corp.	5,250	685,650
ServiceNow, Inc.*	310	84,168

		769,818

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.[1]	270	54,182

Total Information Technology		2,715,163

Materials - 1.1%

Chemicals - 0.2%
DowDuPont, Inc.	1,265	48,639
FMC Corp.	870	68,782
RPM International, Inc.	965	58,527

		175,948

Containers & Packaging - 0.7%
Ball Corp.[1]	6,060	363,236
Graphic Packaging Holding Co.	6,635	92,094
Sealed Air Corp.	1,195	55,711
Sonoco Products Co.	615	38,782

		549,823

Metals & Mining - 0.2%
BHP Group Ltd. - ADR (Australia)[1]	1,435	75,983
Rio Tinto plc - ADR (Australia)	1,074	63,259

		139,242

Total Materials		865,013

Real Estate - 3.1%

Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust[1]	295	8,332
Agree Realty Corp.[1]	175	11,457
Alexandria Real Estate Equities, Inc.[1]	70	9,967
American Campus Communities, Inc.[1]	285	13,452
American Homes 4 Rent - Class A1	1,895	45,442
American Tower Corp.[1]	730	142,569
Americold Realty Trust[1]	265	8,483

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. - Class A1	519	$25,618
Apple Hospitality REIT, Inc.[1]	490	8,060
AvalonBay Communities, Inc.[1]	465	93,432
Boston Properties, Inc.[1]	370	50,919
Brandywine Realty Trust[1]	2,235	34,397
Camden Property Trust[1]	85	8,555
Chesapeake Lodging Trust[1]	425	12,112
Community Healthcare Trust, Inc.	1,260	45,965
Cousins Properties, Inc.	3,830	36,653
Crown Castle International Corp.	615	77,355
CubeSmart	380	12,126
Digital Realty Trust, Inc.	240	28,250
Douglas Emmett, Inc.	425	17,506
Equinix, Inc.	760	345,572
Equity LifeStyle Properties, Inc.	180	21,006
Equity Residential	775	59,226
Essential Properties Realty Trust, Inc.	919	19,005
Essex Property Trust, Inc.	135	38,138
Extra Space Storage, Inc.	135	13,998
Federal Realty Investment Trust	65	8,700
First Industrial Realty Trust, Inc.	430	15,166
Getty Realty Corp.	505	16,377
HCP, Inc.	905	26,951
Healthcare Realty Trust, Inc.	1,395	43,078
Healthcare Trust of America, Inc. - Class A	1,900	52,402
Hibernia REIT plc (Ireland)	8,800	14,114
Host Hotels & Resorts, Inc.	960	18,470
Independence Realty Trust, Inc.	3,295	34,894
Invitation Homes, Inc.	1,197	29,757
Jernigan Capital, Inc.	2,360	49,725
Kimco Realty Corp.	765	13,303
Lexington Realty Trust	3,615	32,788
Liberty Property Trust	675	33,507
Mid-America Apartment Communities, Inc.	235	25,711
National Retail Properties, Inc.	305	16,049
National Storage Affiliates Trust	330	9,656
Physicians Realty Trust	3,195	57,702
Plymouth Industrial REIT, Inc.	865	16,236
Prologis, Inc.	1,055	80,887
Public Storage	175	38,706
Realty Income Corp.	140	9,801
SBA Communications Corp.*	730	148,723

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	495	$85,982
STAG Industrial, Inc.	1,455	41,875
STORE Capital Corp.	285	9,496
Sun Communities, Inc.	300	36,924
Sunstone Hotel Investors, Inc.	820	11,808
Taubman Centers, Inc.	120	5,916
Tier REIT, Inc.	1,200	34,008
UDR, Inc.	695	31,240
UMH Properties, Inc.	615	8,641
Urban Edge Properties	1,115	20,706
Ventas, Inc.	280	17,111
VEREIT, Inc.	3,025	24,986
Vornado Realty Trust	275	19,014
Weingarten Realty Investors	725	20,982
Welltower, Inc.	340	25,340

Total Real Estate		2,374,327

Utilities - 0.2%

Electric Utilities - 0.0%##
Exelon Corp.	625	31,844

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	1,185	16,178
Innergex Renewable Energy, Inc. (Canada)	1,975	20,875
Northland Power, Inc. (Canada)	1,195	21,247
Pattern Energy Group, Inc. - Class A	1,170	27,050

		85,350

Multi-Utilities - 0.1%
CMS Energy Corp.[1]	890	49,440

Total Utilities		166,634

TOTAL COMMON STOCKS
(Identified Cost $19,298,758)		21,065,840

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 23.4%

Non-Convertible Corporate Bonds - 23.4%
Communication Services - 2.5%

Diversified Telecommunication Services - 1.8%
AT&T, Inc.[1], 4.25%, 3/1/2027	520,000	$539,805
Verizon Communications, Inc., 5.50%, 3/16/2047	700,000	833,225

		1,373,030

Media - 0.7%
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	547,368

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	40,000	40,248

Total Communication Services		1,960,646

Consumer Discretionary - 2.7%

Automobiles - 1.2%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	375,000	374,152
General Motors Financial Co., Inc., 3.15%, 1/15/2020	560,000	561,000
Tesla, Inc.[4], 5.30%, 8/15/2025	5,000	4,275

		939,427

Household Durables - 0.4%
Century Communities, Inc.[1], 5.875%, 7/15/2025	57,000	56,573
LGI Homes, Inc.[4], 6.875%, 7/15/2026	50,000	50,625
Meritage Homes Corp., 5.125%, 6/6/2027	30,000	29,625
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	100,000	99,828
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	30,000	30,362
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	20,000	19,600
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	35,000	34,650

		321,263

Internet & Direct Marketing Retail - 1.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	790,000	807,372

Specialty Retail - 0.0%##
Staples, Inc.[4], 7.50%, 4/15/2026	30,000	30,056

Total Consumer Discretionary		2,098,118

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 4.0%

Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	20,000	$19,050
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.25%, 2/15/2025	30,000	29,400

		48,450

Oil, Gas & Consumable Fuels - 3.9%
American Midstream Partners LP - American Midstream Finance Corp.[1,4], 9.50%, 12/15/2021	40,000	38,500
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1,4], 5.75%, 3/1/2027	20,000	20,400
Bruin E&P Partners, LLC[1,4], 8.875%, 8/1/2023	20,000	18,900
DCP Midstream Operating LP4, 5.35%, 3/15/2020	25,000	25,407
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	36,000	35,010
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	60,000	62,100
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	30,000	29,794
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	55,000	32,862
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	670,000	825,460
Kinder Morgan, Inc., 3.05%, 12/1/2019	560,000	560,349
Lonestar Resources America, Inc.[4], 11.25%, 1/1/2023	20,000	19,900
Moss Creek Resources Holdings, Inc.[4], 10.50%, 5/15/2027	5,000	5,125
Natural Resource Partners LP - NRP Finance Corp.[4], 9.125%, 6/30/2025	5,000	5,175
NuStar Logistics LP, 6.75%, 2/1/2021	20,000	20,800
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	45,000	46,006
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	710,000	790,843
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	30,000	29,738

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.[5], 6.20%, 1/23/2025	50,000	$49,156
W&T Offshore, Inc.[4], 9.75%, 11/1/2023	20,000	20,350
The Williams Companies, Inc., 3.75%, 6/15/2027	400,000	401,157

		3,037,032

Total Energy		3,085,482

Financials - 6.5%

Banks - 3.5%
Bank of America Corp.[1], 4.00%, 1/22/2025	780,000	799,213
Citigroup, Inc.[1], 8.125%, 7/15/2039	270,000	408,825
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	550,000	559,127
JPMorgan Chase & Co.[6], (3 mo.
LIBOR US + 1.000%), 4.023%, 12/5/2024	380,000	394,039
Santander Holdings USA, Inc., 4.50%, 7/17/2025	520,000	542,110

		2,703,314

Capital Markets - 1.4%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	20,000	20,350
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	260,000	267,724
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	30,000	30,525
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	770,000	781,209

		1,099,808

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	40,000	39,400

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	530,000	542,428
Fidelity & Guaranty Life Holdings, Inc.[4], 5.50%, 5/1/2025	30,000	30,300
FS Energy & Power Fund[4], 7.50%, 8/15/2023	40,000	41,309
Oxford Finance, LLC - Oxford Finance Co. - Issuer II, Inc.[4], 6.375%, 12/15/2022	45,000	46,462

		660,499

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)

Insurance - 0.7%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	500,000	$531,000

Total Financials		5,034,021

Health Care - 1.9%

Health Care Providers & Services - 1.9%
DaVita, Inc., 5.00%, 5/1/2025	20,000	19,569
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 5.625%, 7/31/2019	1,425,000	1,432,353
MEDNAX, Inc.[4], 6.25%, 1/15/2027	30,000	30,600

Total Health Care		1,482,522

Industrials - 3.1%

Airlines - 0.1%
American Airlines Group, Inc.[1,4], 5.50%, 10/1/2019	95,000	95,475

Commercial Services & Supplies - 0.1%
The ADT Security Corp.[1], 5.25%, 3/15/2020	25,000	25,250
The ADT Security Corp.[1], 4.125%, 6/15/2023	20,000	19,562
GFL Environmental, Inc. (Canada)[4], 8.50%, 5/1/2027	5,000	5,209
Prime Security Services Borrower, LLC - Prime Finance, Inc.[4], 5.25%, 4/15/2024	20,000	20,050
W/S Packaging Holdings, Inc.[4], 9.00%, 4/15/2023	30,000	32,475

		102,546

Construction & Engineering - 0.1%
Tutor Perini Corp.[4], 6.875%, 5/1/2025	36,000	36,045

Industrial Conglomerates - 0.6%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	500,000	473,285

Machinery - 1.0%
CNH Industrial Capital LLC[1], 3.375%, 7/15/2019	790,000	790,774
The Manitowoc Co., Inc.[4], 9.00%, 4/1/2026	10,000	10,088

		800,862

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	45,000	45,225

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)

Trading Companies & Distributors - 1.1%
Aircastle Ltd.[1], 6.25%, 12/1/2019	30,000	$30,600
Fortress Transportation & Infrastructure Investors, LLC[4], 6.50%, 10/1/2025	35,000	35,875
International Lease Finance Corp., 6.25%, 5/15/2019	716,000	716,820
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	25,000	25,273

		808,568

Total Industrials		2,362,006

Information Technology - 0.8%

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. - Broadcom Cayman Finance Ltd.[1], 2.375%, 1/15/2020	560,000	557,576
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	39,000	37,830

Total Information Technology		595,406

Materials - 1.2%

Chemicals - 0.0%##
LSB Industries, Inc.[4], 9.625%, 5/1/2023	20,000	20,750

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[4,8], 8.75%, 1/31/2023	5,000	4,932

Metals & Mining - 1.2%
First Quantum Minerals Ltd. (Zambia)[4], 7.25%, 4/1/2023	10,000	9,905
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	15,000	14,490
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	40,000	40,200
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	45,000	37,800
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	770,000	785,507
Techniplas LLC[4], 10.00%, 5/1/2020	35,000	32,375

		920,277

Total Materials		945,959

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.3%

Equity Real Estate Investment Trusts (REITS) - 0.3%
Five Point Operating Co. LP - Five Point Capital Corp.[4], 7.875%, 11/15/2025	10,000	$9,976
Forestar Group, Inc.[4], 8.00%, 4/15/2024	40,000	41,000
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	20,000	20,100
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	95,000	94,004
Iron Mountain, Inc.[4], 4.875%, 9/15/2027	20,000	19,362
iStar, Inc., 5.25%, 9/15/2022	30,000	30,225

Total Real Estate		214,667

Utilities - 0.4%

Gas Utilities - 0.1%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	30,000	29,730

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[1,4], 7.00%, 11/15/2019	250,000	251,250

Total Utilities		280,980

TOTAL CORPORATE BONDS
(Identified Cost $17,791,819)		18,059,807

MUTUAL FUNDS - 0.1%

iShares Russell 1000 Value ETF	380	48,545
iShares U.S. Real Estate ETF	90	7,830

TOTAL MUTUAL FUNDS
(Identified Cost $51,712)		56,375

U.S. TREASURY SECURITIES - 16.7%
U.S. Treasury Bonds - 3.0%
U.S. Treasury Bond, 4.75%, 2/15/2037	924,000	1,193,440
U.S. Treasury Bond, 2.50%, 2/15/2045	827,000	763,166
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	371,846	359,670

Total U.S. Treasury Bonds
(Identified Cost $2,289,031)		2,316,276

U.S. Treasury Notes - 13.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,107,945	3,092,041

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.125%, 5/15/2025	1,525,000	$1,504,687
U.S. Treasury Note, 1.625%, 5/15/2026	1,585,000	1,505,193
U.S. Treasury Note, 2.375%, 5/15/2027	1,555,000	1,546,861
U.S. Treasury Note, 2.75%, 2/15/2028	1,530,000	1,562,451
U.S. Treasury Note, 2.625%, 2/15/2029	1,360,000	1,373,866

Total U.S. Treasury Notes
(Identified Cost $10,464,771)		10,585,099

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $12,753,802)		12,901,375

ASSET-BACKED SECURITIES - 4.2%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,4, 3.561%, 7/15/2030	289,279	288,812
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.324%, 12/17/2036	76,972	76,450
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.624%, 12/17/2036	60,000	60,000
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 3.48%, 2/27/2068	550,000	551,375
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	150,000	149,131
Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	280,000	280,323
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	126,040	126,294
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	34,210	34,151
SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	240,000	239,970
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[4], 2.72%, 10/27/2036	86,293	86,110

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2016-B, Class A2B4, 2.74%, 10/25/2032	71,211	$71,135
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	266,980	265,294
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	45,516	45,256
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	75,000	74,558
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	98,747	98,378
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,9], 2.75%, 10/25/2056	189,460	186,877
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,4], (1 mo. LIBOR US + 1.000%), 3.477%, 10/25/2048	190,947	191,084
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	219,051	216,564
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	199,498	198,116

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,240,148)		3,239,878

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%

Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A1,4, 3.531%, 10/15/2034	260,000	265,018
CIM Trust, Series 2019-INV1, Class A1[4,9], 4.00%, 2/25/2049	122,968	124,859
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,4,9], 2.50%, 5/25/2043	147,808	141,397
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,9], 2.13%, 2/25/2043	95,266	90,939
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	316,505	322,586
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	374,843	383,977
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	376,076	389,985

The accompanying notes are an integral part of the financial statements.

10

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2011-K13, Class B4,9, 4.768%, 1/25/2048	321,504	$329,979
FREMF Mortgage Trust, Series 2014-K41, Class B4,9, 3.963%, 11/25/2047	273,000	279,034
FREMF Mortgage Trust, Series 2014-K716, Class B4,9, 4.08%, 8/25/2047	451,000	459,808
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,9], 3.495%, 12/15/2034	305,000	303,929
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,9], 3.495%, 12/15/2034	1,290,000	1,283,361
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	235,294
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	320,624	309,751
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,9], 3.50%, 5/25/2043	80,970	80,707
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,9], 3.00%, 6/25/2029	104,469	104,202
JP Morgan Mortgage Trust, Series 2017-2, Class A5[4,9], 3.50%, 5/25/2047	312,813	313,811
JP Morgan Mortgage Trust, Series 2017-2, Class A6[4,9], 3.00%, 5/25/2047	335,984	330,946
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[4,9], 3.50%, 8/25/2047	309,778	308,186
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,9], 3.75%, 11/25/2054	88,511	89,740
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,9], 3.75%, 8/25/2055	99,665	101,316
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,9] , 3.75%, 11/25/2056	131,286	133,177
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	91,838	91,356
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	116,895	114,741

	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.693%, 11/15/2027		256,190	$255,674
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,9], 2.50%, 10/25/2056		210,387	206,657
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.523%, 12/15/2033		175,000	174,261
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,9] , 4.869%, 2/15/2044		341,628	350,902
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,9], 3.50%, 3/20/2045		91,838	91,978

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $7,701,402)			7,667,571

FOREIGN GOVERNMENT BONDS - 3.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	25,515
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	997,707
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		600,000	597,301
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	38,656
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	14,086
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	25,511
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,666
Province of Ontario (Canada), 1.25%, 6/17/2019		206,000	205,674
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	60,000	44,127
Svensk Exportkredit AB (Sweden)[1], 1.125%, 8/28/2019		504,000	501,776

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,463,514)			2,455,019

The accompanying notes are an integral part of the financial statements.

11

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 9.8%

Mortgage-Backed Securities - 9.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	12,061	$12,244
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	14,837	15,046
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	336,479	346,659
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	78,497	82,411
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	86,271	90,617
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	80,832	88,932
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	41,475	45,460
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	47,157	52,764
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	104,149	110,325
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	84,662	93,170
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	82,567	92,373
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	74,011	76,596
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	638,304	648,316
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	301,285	305,634
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	102,542	105,852
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	313,044	309,811
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	96,576	99,597
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	121,413	127,928
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	669,884	706,463
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	709,805	741,662
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	136,227	142,348
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	269,506	284,306
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	578,913	610,533
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	333,816	348,230
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	147,101	161,219

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	115,839	$121,861
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	37,995	42,242
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	36,983	40,483
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	32,849	35,942
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	148,375	157,799
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	153,707	163,470
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	123,907	131,770
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	174,900	178,008
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	113,403	117,147
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	226,829	234,611
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	310,902	307,389
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	301,625	318,334

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,526,383)		7,547,552

U. S. GOVERNMENT SECURITIES - 3.6%

U. S. Treasury Bill - 3.6%
U.S. Treasury Bill[10], 2.37%, 9/19/2019
(Identified Cost $2,759,430)	2,785,000	2,759,067

SHORT-TERM INVESTMENT - 1.7%
Dreyfus Government Cash Management, Institutional Shares, 2.33%[11],
(Identified Cost $1,289,473)	1,289,473	1,289,473

The accompanying notes are an integral part of the financial statements.

12

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
VALUE (NOTE 2)

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $74,876,441)	$77,041,957

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $5,481)	(5,784)

TOTAL INVESTMENTS - 99.9%	77,036,173

OTHER ASSETS, LESS LIABILITIES - 0.1%	76,817

NET ASSETS - 100%	$77,112,990

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
MXN - Mexican Peso
SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE

Put
Electronic Arts, Inc.	13	05/10/2019	$ 87.50	123	$(1,664)
Booking Holdings, Inc.	1	05/17/2019	1,730.00	185	(1,820)
LiveRamp Holdings, Inc.	23	06/21/2019	50.00	134	(2,300)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(5,784)

* Non-income producing security.

## Less than 0.1%.

1 A portion of this security is designated as collateral for options contracts written. As of April 30, 2019, the total value of such securities was $10,645,997.

2 Amount is stated in USD unless otherwise noted.

3 Floating rate security. Rate shown is the rate in effect as of April 30, 2019.

[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $11,905,658, or 15.4% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.
[7]	Security is perpetual in nature and has no stated maturity date.
[8]	Represents a Payment-In-Kind bond.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.

[10]	Represents the annualized yield at time of purchase.
[11]	Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

13

Statement of Assets and Liabilities - Blended Asset Conservative Series

April 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $74,876,441) (Note 2)	$77,041,957
Interest receivable	359,826
Receivable for securities sold	28,230
Foreign tax reclaims receivable	18,899
Dividends receivable	10,632
Receivable for fund shares sold	215
Prepaid and other expenses	1,090

TOTAL ASSETS	77,460,849

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	15,654
Accrued management fees (Note 3)	11,994
Accrued Chief Compliance Officer service fees (Note 3)	637
Accrued Directors’ fees (Note 3)	2
Options written, at value (premiums received $5,481) (Note 2)	5,784
Payable for securities purchased	265,537
Audit fees payable	22,645
Payable for fund shares repurchased	9,581
Other payables and accrued expenses	16,025

TOTAL LIABILITIES	347,859

TOTAL NET ASSETS	$77,112,990

NET ASSETS CONSIST OF:

Capital stock	$69,233
Additional paid-in-capital	77,234,345
Total distributable earnings (loss)	(190,588)

TOTAL NET ASSETS	$77,112,990

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($77,112,990/ 6,923,314 shares)	$11.14

The accompanying notes are an integral part of the financial statements.

14

Statement of Operations - Blended Asset Conservative Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$1,077,513
Dividends (net of foreign taxes withheld, $11,563)	268,728

Total Investment Income	1,346,241

EXPENSES:

Management fees (Note 3)	186,960
Fund accounting and administration fees (Note 3)	46,852
Directors’ fees (Note 3)	4,691
Chief Compliance Officer service fees (Note 3)	2,354
Audit fees	21,697
Custodian fees	7,296
Miscellaneous	16,087

Total Expenses	285,937
Less reduction of expenses (Note 3)	(75,607)

Net Expenses	210,330

NET INVESTMENT INCOME	1,135,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(1,673,268)
Options written	48,291
Foreign currency and translation of other assets and liabilities	(449)

(1,625,426)

Net change in unrealized appreciation (depreciation) on-
Investments in securities	4,413,707
Options written	9,496
Foreign currency and translation of other assets and liabilities	68

4,423,271

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	2,797,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,933,756

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets - Blended Asset Conservative Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,135,911	$2,519,701
Net realized gain (loss) on investments and foreign currency	(1,625,426)	(1,292,031)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	4,423,271	(2,062,771)

Net increase (decrease) from operations	3,933,756	(835,101)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(1,888,587)	(1,240,645)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(51,978,506)	28,346,171

Net increase (decrease) in net assets	(49,933,337)	26,270,425

NET ASSETS:

Beginning of period	127,046,327	100,775,902

End of period	$77,112,990	$127,046,327

The accompanying notes are an integral part of the financial statements.

16

Financial Highlights - Blended Asset Conservative Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD 10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$10.85	$10.87

Income (loss) from investment operations:
Net investment income[2]	0.13	0.23	0.01
Net realized and unrealized gain (loss) on investments	0.49	(0.29)	(0.03)

Total from investment operations	0.62	(0.06)	(0.02)

Less distributions to shareholders:
From net investment income	(0.16)	(0.11)	—

Net asset value - End of period	$11.14	$10.68	$10.85

Net assets - End of period (000’s omitted)	$77,113	$127,046	$100,776

Total return[3]	5.90%	(0.52%)	(0.18%)
Ratios (to average net assets)/Supplemental Data:
Expenses	0.45%[4]	0.45%	0.45%[4]
Net investment income	2.43%[4]	2.13%	0.99%[4]
Series portfolio turnover	43%	71%	5%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.16%[4]	0.11%	1.21%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

17

Shareholder Expense Example - Blended Asset Moderate Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19*
Actual	$1,000.00	$1,070.10	$2.57
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

18

Portfolio Composition - Blended Asset Moderate Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
4A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]

Financials	8.8%
Health Care	7.9%
Consumer Staples	6.6%
Information Technology	5.9%
Communication Services	5.5%
Consumer Discretionary	5.1%
Energy	3.8%
Real Estate	3.3%
Industrials	3.0%
Materials	2.0%
Utilities	0.3%

[5] Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]

Microsoft Corp.	1.5%
Medtronic plc	1.2%
Mastercard, Inc. - Class A	1.2%
Novartis AG - ADR (Switzerland)	1.2%
Tencent Holdings Ltd. - Class H (China)	1.2%
Visa, Inc. - Class A	1.2%
Johnson & Johnson	1.2%
Booking Holdings, Inc.	1.1%
Ball Corp.	1.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.0%

6 As a percentage of total investments.

19

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 36.6%

Communication Services - 3.7%

Diversified Telecommunication Services - 0.0%##
Orange S.A. (France)	415	$6,486
Swisscom AG (Switzerland)	15	6,989

		13,475

Entertainment - 0.6%
Electronic Arts, Inc.*[1]	4,900	463,785
NCSoft Corp. (South Korea)	15	6,755
Nexon Co. Ltd. (Japan)*	2,230	31,745
Sea Ltd. - ADR (Thailand)*	800	19,912
Vivendi S.A. (France)	195	5,660

		527,857

Interactive Media & Services - 2.7%
Alphabet, Inc. - Class A*[1]	575	689,402
Alphabet, Inc. - Class C*[1]	540	641,779
Autohome, Inc. - ADR (China)*	200	23,098
Tencent Holdings Ltd. - Class H (China)	22,103	1,089,405

		2,443,684

Media - 0.4%
Quebecor, Inc. - Class B (Canada)	7,500	187,038
Shaw Communications, Inc. -
Class B (Canada)	8,690	175,979

		363,017

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	155	5,298
KDDI Corp. (Japan)	500	11,524
NTT DOCOMO, Inc. (Japan)	500	10,858

		27,680

Total Communication Services		3,375,713

Consumer Discretionary - 3.1%

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)	6,000	12,086
Peugeot S.A. (France)	125	3,277
Renault S.A. (France)	70	4,776
Suzuki Motor Corp. (Japan)	400	18,253

		38,392

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	18,000	8,420
China Yuhua Education Corp. Ltd. (China)[2]	38,000	17,001
Fu Shou Yuan International Group Ltd. (China)	24,000	20,594

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	230	$21,956
TAL Education Group - ADR (China)*	195	7,502
Wisdom Education International Holdings Co. Ltd. (China)	18,000	10,584

		86,057

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	395	14,021
Hilton Worldwide Holdings, Inc.	200	17,398
Jollibee Foods Corp. (Philippines)	1,110	6,488
Restaurant Brands International, Inc. (Canada)	170	11,091
Sodexo S.A. (France)	100	11,468
Yum China Holdings, Inc. (China)	260	12,360

		72,826

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	3,180	25,017
Berkeley Group Holdings plc (United Kingdom)	520	25,509
Persimmon plc (United Kingdom)	885	25,853
Taylor Wimpey plc (United Kingdom)	10,655	25,261

		101,640

Internet & Direct Marketing Retail - 1.4%
Alibaba Group Holding Ltd. - ADR (China)*[1]	140	25,980
Amazon.com, Inc.*[1]	160	308,243
Booking Holdings, Inc.*[1]	520	964,595
Despegar.com Corp. (Argentina)*	375	5,471

		1,304,289

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[2]	1,055	12,946
Thule Group AB (Sweden)[2]	855	19,918
Yamaha Corp. (Japan)	300	15,577

		48,441

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	2,110	10,878

Specialty Retail - 0.5%
Industria de Diseno Textil S.A. (Spain)	15,675	474,619

The accompanying notes are an integral part of the financial statements.

20

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG (Germany)	45	$11,591
ANTA Sports Products Ltd. (China)	1,000	7,033
EssilorLuxottica S.A. (France)	75	9,138
Hermes International (France)	15	10,553
Kering S.A. (France)	10	5,918
Li Ning Co. Ltd. (China)*	7,865	14,288
lululemon athletica, Inc.*	3,165	558,148
LVMH Moet Hennessy Louis Vuitton SE (France)	45	17,668
Moncler S.p.A. (Italy)	295	12,129
Shenzhou International Group Holdings Ltd. (China)	900	12,097

		658,563

Total Consumer Discretionary		2,795,705

Consumer Staples - 6.7%

Beverages - 3.9%
Ambev S.A. - ADR (Brazil)[1]	78,310	368,840
Anheuser-Busch InBev S.A./N.V. (Belgium)	10,185	905,523
The Coca-Cola Co.	13,740	674,084
Coca-Cola European Partners plc (United Kingdom)[1]	165	8,842
Diageo plc (United Kingdom)	18,420	776,546
Heineken N.V. (Netherlands)	70	7,568
PepsiCo, Inc.	5,770	738,848
Pernod Ricard S.A. (France)	80	13,949
Suntory Beverage & Food Ltd. (Japan)	200	8,844
Treasury Wine Estates Ltd. (Australia)	2,375	28,808

		3,531,852

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	150	8,844
Koninklijke Ahold Delhaize N.V. (Netherlands)	305	7,351
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	300	9,933
Puregold Price Club, Inc. (Philippines)	4,700	3,783
Robinsons Retail Holdings, Inc. (Philippines)	2,800	4,191
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	4,380	12,869

		46,971

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)

Food Products - 1.8%
Associated British Foods plc (United Kingdom)	375	$12,526
Danone S.A. (France)	580	46,890
Kerry Group plc - Class A (Ireland)	235	26,252
Mondelez International, Inc. - Class A	14,460	735,291
Nestle S.A. (Switzerland)	8,550	823,174
Universal Robina Corp. (Philippines)	2,310	6,748
Yakult Honsha Co. Ltd. (Japan)	100	6,828

		1,657,709

Household Products - 0.1%
Essity AB - Class B (Sweden)	275	8,154
Henkel AG & Co. KGaA (Germany)	125	12,652
Lion Corp. (Japan)	900	18,526
Unicharm Corp. (Japan)	300	9,901

		49,233

Personal Products - 0.8%
Beiersdorf AG (Germany)	205	22,431
Kao Corp. (Japan)	100	7,720
L’Oreal S.A. (France)	70	19,254
Unilever plc - ADR (United Kingdom)	11,400	693,120

		742,525

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)[1]	300	11,760

Total Consumer Staples		6,040,050

Energy - 1.3%

Energy Equipment & Services - 1.0%
Core Laboratories N.V.[1]	200	12,678
Diamond Offshore Drilling, Inc.*	9,450	91,759
Halliburton Co.	13,015	368,715
Schlumberger Ltd.[1]	8,420	359,366
Transocean Ltd.*[1]	15,760	123,874

		956,392

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	1,345	14,849
China Petroleum & Chemical Corp. - Class H (China)	22,000	16,912
Eni S.p.A. (Italy)	1,455	24,795
Equinor ASA (Norway)	1,150	25,635
Galp Energia SGPS S.A. (Portugal)	1,585	26,575
Repsol S.A. (Spain)	1,494	25,351
Royal Dutch Shell plc - Class B - ADR (Netherlands)	595	38,609

The accompanying notes are an integral part of the financial statements.

21

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (Canada)	590	$19,457
TOTAL S.A. (France)	460	25,572
Vermilion Energy, Inc. (Canada)	520	13,278
Woodside Petroleum Ltd. (Australia)	525	13,088

		244,121

Total Energy		1,200,513

Financials - 4.1%

Banks - 0.3%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	285	11,406
Bank of the Philippine Islands (Philippines)	3,390	5,523
Bankinter S.A. (Spain)	2,150	17,185
Barclays plc (United Kingdom)	12,385	26,578
BDO Unibank, Inc. (Philippines)	3,620	9,320
BNP Paribas S.A. (France)	310	16,502
Credit Agricole S.A. (France)	355	4,875
FinecoBank Banca Fineco S.p.A. (Italy)	2,050	27,003
Intesa Sanpaolo S.p.A. (Italy)	4,060	10,637
Lloyds Banking Group plc (United Kingdom)	30,410	24,870
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	970	10,281
Metropolitan Bank & Trust Co. (Philippines)	4,345	6,194
Royal Bank of Scotland Group plc (United Kingdom)	7,645	23,939
Societe Generale S.A. (France)	235	7,452
UniCredit S.p.A. (Italy)	778	10,771

		212,536

Capital Markets - 2.8%
BlackRock, Inc.[1]	390	189,244
Cboe Global Markets, Inc.[1]	3,550	360,715
The Charles Schwab Corp.	7,450	341,061
CME Group, Inc.[1]	1,800	322,020
Deutsche Boerse AG (Germany)	120	16,035
E*TRADE Financial Corp.	3,470	175,790
Intercontinental Exchange, Inc.	4,440	361,194
Japan Exchange Group, Inc. (Japan)	1,000	16,330
Julius Baer Group Ltd. (Switzerland)	320	15,458
London Stock Exchange Group plc (United Kingdom)	665	43,600
Moody’s Corp.	1,800	353,916

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Capital Markets (continued)
S&P Global, Inc.	1,580	$348,643

		2,544,006

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*[1]	4,150	899,347

Insurance - 0.0%##
AXA S.A. (France)	475	12,667
Ping An Insurance Group Co. of China Ltd. - Class H (China)	1,500	18,157

		30,824

Total Financials		3,686,713

Health Care - 7.3%

Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc.*[1]	3,550	303,631
Incyte Corp.*	5,200	399,360
Regeneron Pharmaceuticals, Inc.*	545	187,011
Seattle Genetics, Inc.*	5,415	367,029
Vertex Pharmaceuticals, Inc.*	2,280	385,274

		1,642,305

Health Care Equipment & Supplies - 1.6%
Alcon, Inc. (Switzerland)*	2,694	156,791
Alcon, Inc. (Switzerland)*	67	3,858
Coloplast A/S - Class B (Denmark)	100	10,802
Getinge AB - Class B (Sweden)	1,080	15,216
Hoya Corp. (Japan)	100	7,063
Koninklijke Philips N.V. (Netherlands)	205	8,803
Medtronic plc[1]	12,760	1,133,216
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	12,000	11,796
Smith & Nephew plc (United Kingdom)	950	18,366
Sonova Holding AG (Switzerland)	95	19,188
Sysmex Corp. (Japan)	100	5,730
Terumo Corp. (Japan)	300	9,054

		1,399,883

Health Care Providers & Services - 0.0%##
Sonic Healthcare Ltd. (Australia)	460	8,319

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*[1]	250	9,740
QIAGEN N.V.*	420	16,263
Tecan Group AG (Switzerland)	25	5,644

		31,647

The accompanying notes are an integral part of the financial statements.

22

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)

Pharmaceuticals - 3.9%
Johnson & Johnson	7,560	$1,067,472
Kyowa Hakko Kirin Co. Ltd. (Japan)	10,100	196,478
Merck & Co., Inc.	4,390	345,537
Merck KGaA (Germany)	6,455	688,045
Novartis AG - ADR (Switzerland)	13,405	1,102,293
Novartis AG (Switzerland)	335	27,450
Novo Nordisk A/S - Class B (Denmark)	230	11,269
Perrigo Co. plc[1]	380	18,210
Recordati S.p.A. (Italy)	205	8,284
Roche Holding AG (Switzerland)	165	43,537
Sanofi (France)	225	19,631
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	6,628
UCB S.A. (Belgium)	100	7,948

		3,542,782

Total Health Care		6,624,936

Industrials - 0.8%

Aerospace & Defense - 0.1%
Airbus S.E. (France)	120	16,432
BAE Systems plc (United Kingdom)	3,380	21,724
MTU Aero Engines AG (Germany)	60	14,156
Safran S.A. (France)	75	10,932
Thales S.A. (France)	20	2,390

		65,634

Air Freight & Logistics - 0.4%
FedEx Corp.[1]	1,860	352,396

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	140	10,870

Building Products - 0.0%##
Cie de Saint-Gobain (France)	125	5,125
Geberit AG (Switzerland)	25	10,483

		15,608

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	100	8,413

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	50	2,513
Vinci S.A. (France)	220	22,219

		24,732

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	145	12,272

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	18,400	3,940

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Industrial Conglomerates (continued)
LT Group, Inc. (Philippines)	13,500	$4,155
Siemens AG (Germany)	75	8,993
SM Investments Corp. (Philippines)	510	9,304

		26,392

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	290	7,228
Daifuku Co. Ltd. (Japan)	100	6,152
Epiroc AB - Class A (Sweden)*	245	2,533
Harmonic Drive Systems, Inc. (Japan)	200	7,963
Hyundai Heavy Industries Co. Ltd. (South Korea)*	260	27,763
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	515	24,840
Jungheinrich AG (Germany)	250	8,723
KION Group AG (Germany)	145	9,975
Nabtesco Corp. (Japan)	200	6,133
Samsung Heavy Industries Co. Ltd. (South Korea)*	935	6,595
Schindler Holding AG (Switzerland)	65	14,048
The Weir Group plc (United Kingdom)	1,570	34,124

		156,077

Professional Services - 0.0%##
Intertek Group plc (United Kingdom)	195	13,639
Recruit Holdings Co. Ltd. (Japan)	400	12,045

		25,684

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	145	13,468

Trading Companies & Distributors - 0.0%##
Bunzl plc (United Kingdom)	360	10,858
Kanamoto Co. Ltd. (Japan)	500	11,869

		22,727

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,700	10,469
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	80	8,110

		18,579

Total Industrials		752,852

The accompanying notes are an integral part of the financial statements.

23

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 5.3%

Electronic Equipment, Instruments & Components - 0.0%##
Halma plc (United Kingdom)	590	$13,882
Hexagon A.B. - Class B (Sweden)	250	13,658
Hollysys Automation Technologies Ltd. (China)	395	8,267

		35,807

IT Services - 3.5%
Capgemini SE (France)	30	3,641
InterXion Holding N.V. (Netherlands)*[1]	8,695	601,607
Keywords Studios plc (Ireland)	330	6,728
LiveRamp Holdings, Inc.*	6,480	377,978
Mastercard, Inc. - Class A	4,340	1,103,402
Nomura Research Institute Ltd. (Japan)	200	9,790
Visa, Inc. - Class A	6,620	1,088,527

		3,191,673

Software - 1.8%
Check Point Software Technologies Ltd. (Israel)*[1]	105	12,680
Dassault Systemes S.E. (France)	25	3,959
Microsoft Corp.	10,610	1,385,666
SAP S.E. (Germany)	110	14,180
ServiceNow, Inc.*	730	198,202
Sophos Group plc (United Kingdom)[2]	3,440	16,072

		1,630,759

Total Information Technology		4,858,239

Materials - 1.2%

Chemicals - 0.2%
Air Liquide S.A. (France)	105	13,968
Akzo Nobel N.V. (Netherlands)	320	27,189
Mexichem S.A.B. de C.V. (Mexico)	4,800	11,148
OCI N.V. (Netherlands)*	480	13,941
Sika AG (Switzerland)	80	12,258
Solvay S.A. (Belgium)	255	30,747
Symrise AG (Germany)	135	12,977

		122,228

Containers & Packaging - 1.0%
Ball Corp.[1]	15,440	925,474

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	545	5,756

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)

Metals & Mining (continued)
Lundin Mining Corp. (Chile)	1,085	$5,823

		11,579

Total Materials		1,059,281

Real Estate - 3.1%

Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust[1]	280	7,907
Agree Realty Corp.[1]	180	11,785
Alexandria Real Estate Equities, Inc.[1]	60	8,543
American Campus Communities, Inc.[1]	285	13,452
American Homes 4 Rent - Class A1	1,735	41,605
American Tower Corp.[1]	2,000	390,600
Americold Realty Trust[1]	255	8,163
Apartment Investment &
Management Co. - Class A1	509	25,124
Apple Hospitality REIT, Inc.[1]	495	8,143
AvalonBay Communities, Inc.[1]	325	65,302
Boston Properties, Inc.[1]	335	46,103
Brandywine Realty Trust[1]	2,375	36,551
The British Land Co. plc (United Kingdom)	1,660	12,879
Camden Property Trust[1]	85	8,555
Chesapeake Lodging Trust[1]	410	11,685
Community Healthcare Trust, Inc.	590	21,523
Cousins Properties, Inc.	3,530	33,782
Crown Castle International Corp.	195	24,527
CubeSmart	350	11,169
Digital Realty Trust, Inc.	225	26,485
Douglas Emmett, Inc.	390	16,064
Equinix, Inc.	1,215	552,461
Equity LifeStyle Properties, Inc.	185	21,589
Equity Residential	705	53,876
Essential Properties Realty Trust, Inc.	844	17,454
Essex Property Trust, Inc.	130	36,725
Extra Space Storage, Inc.	125	12,961
Federal Realty Investment Trust	60	8,031
First Industrial Realty Trust, Inc.	420	14,813
Getty Realty Corp.	495	16,053
HCP, Inc.	885	26,355
Healthcare Realty Trust, Inc.	745	23,006
Healthcare Trust of America, Inc. - Class A	1,190	32,820
Hibernia REIT plc (Ireland)	8,735	14,010
Host Hotels & Resorts, Inc.	880	16,931
Independence Realty Trust, Inc.	1,440	15,250

The accompanying notes are an integral part of the financial statements.

24

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Invitation Homes, Inc.	1,170	$29,086
Jernigan Capital, Inc.	815	17,172
Kimco Realty Corp.	740	12,869
Land Securities Group plc (United Kingdom)	1,075	12,956
Lexington Realty Trust	1,465	13,288
Liberty Property Trust	665	33,011
Mid-America Apartment Communities, Inc.	225	24,617
National Retail Properties, Inc.	295	15,523
National Storage Affiliates Trust	305	8,924
Physicians Realty Trust	2,025	36,572
Plymouth Industrial REIT, Inc.	330	6,194
Prologis, Inc.	1,065	81,654
Public Storage	165	36,495
Realty Income Corp.	130	9,101
SBA Communications Corp.*	1,800	366,714
Simon Property Group, Inc.	490	85,113
STAG Industrial, Inc.	640	18,419
STORE Capital Corp.	265	8,830
Sun Communities, Inc.	295	36,309
Sunstone Hotel Investors, Inc.	750	10,800
Taubman Centers, Inc.	110	5,423
Tier REIT, Inc.	1,105	31,316
UDR, Inc.	635	28,543
UMH Properties, Inc.	575	8,079
Urban Edge Properties	1,255	23,305
Ventas, Inc.	280	17,111
VEREIT, Inc.	2,960	24,450
Vornado Realty Trust	250	17,285
Weingarten Realty Investors	710	20,547
Welltower, Inc.	340	25,340

		2,757,328

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	12,500	11,760
SM Prime Holdings, Inc. (Philippines)	16,960	13,500

		25,260

Total Real Estate		2,782,588

Utilities - 0.0%##

Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	770	5,697

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	8,300	$6,004

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	515	8,079
Engie S.A. (France)	370	5,492

		13,571

Total Utilities		25,272

TOTAL COMMON STOCKS
(Identified Cost $30,014,975)		33,201,862

CORPORATE BONDS - 15.9%

Non-Convertible Corporate Bonds - 15.9%

Communication Services - 1.8%

Diversified Telecommunication Services - 1.3%
AT&T, Inc.[1], 4.25%, 3/1/2027	440,000	456,758
Verizon Communications, Inc., 5.50%, 3/16/2047	600,000	714,193

		1,170,951

Media - 0.5%
Discovery Communications LLC, 5.20%, 9/20/2047	460,000	457,799

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	45,000	45,279

Total Communication Services		1,674,029

Consumer Discretionary - 2.0%

Automobiles - 0.8%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	325,000	324,265
General Motors Financial Co., Inc., 3.15%, 1/15/2020	440,000	440,786
Tesla, Inc.[2], 5.30%, 8/15/2025	5,000	4,275

		769,326

Household Durables - 0.4%
Century Communities, Inc.[1], 5.875%, 7/15/2025	58,000	57,565
LGI Homes, Inc.[2], 6.875%, 7/15/2026	55,000	55,687
Meritage Homes Corp., 5.125%, 6/6/2027	25,000	24,687
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	95,000	94,837
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	35,000	35,423

The accompanying notes are an integral part of the financial statements.

25

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Consumer Discretionary (continued)

Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	25,000	$24,500
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	39,000	38,610

		331,309

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	670,000	684,733

Specialty Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	35,000	35,066

Total Consumer Discretionary		1,820,434

Energy - 2.5%

Energy Equipment & Services - 0.0%##
Nabors Industries, Inc., 5.50%, 1/15/2023	25,000	23,812
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	35,000	34,300

		58,112

Oil, Gas & Consumable Fuels - 2.5%
American Midstream Partners LP - American Midstream Finance Corp.[1,2], 9.50%, 12/15/2021	35,000	33,687
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1,2], 5.75%, 3/1/2027	25,000	25,500
Bruin E&P Partners, LLC[1,2], 8.875%, 8/1/2023	25,000	23,625
DCP Midstream Operating LP2, 5.35%, 3/15/2020	20,000	20,326
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	44,000	42,790
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	55,000	56,925
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	30,000	29,794
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	60,000	35,850
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	560,000	689,937
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	20,000	19,900

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	5,000	$5,125
Natural Resource Partners LP - NRP
Finance Corp.[2], 9.125%, 6/30/2025	5,000	5,175
NuStar Logistics LP, 6.75%, 2/1/2021	20,000	20,800
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	40,000	40,894
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	670,000	746,289
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	35,000	34,694
Southwestern Energy Co.[5], 6.20%, 1/23/2025	46,000	45,224
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	20,000	20,350
The Williams Companies, Inc., 3.75%, 6/15/2027	340,000	340,983

		2,237,868

Total Energy		2,295,980

Financials - 4.7%

Banks - 2.5%
Bank of America Corp.[1], 4.00%, 1/22/2025	660,000	676,257
Citigroup, Inc.[1], 8.125%, 7/15/2039	260,000	393,683
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	420,000	426,969
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	320,000	331,822
Santander Holdings USA, Inc., 4.50%, 7/17/2025	440,000	458,708

		2,287,439

Capital Markets - 1.1%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	25,000	25,438
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	240,000	247,130
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	30,000	30,525
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	650,000	659,462

		962,555

The accompanying notes are an integral part of the financial statements.

26

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	40,000	$39,400

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	450,000	460,553
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	35,000	35,350
FS Energy & Power Fund[2], 7.50%, 8/15/2023	40,000	41,309
Oxford Finance, LLC - Oxford
Finance Co. - Issuer II, Inc.[2], 6.375%, 12/15/2022	40,000	41,300

		578,512

Insurance - 0.5%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	420,000	446,040

Total Financials		4,313,946

Health Care - 0.7%

Health Care Providers & Services - 0.7%
DaVita, Inc., 5.00%, 5/1/2025	20,000	19,569
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	543,000	545,802
MEDNAX, Inc.[2], 6.25%, 1/15/2027	30,000	30,600

Total Health Care		595,971

Industrials - 2.2%

Airlines - 0.1%
American Airlines Group, Inc.[1,2], 5.50%, 10/1/2019	100,000	100,500

Commercial Services & Supplies - 0.1%
The ADT Security Corp.[1], 5.25%, 3/15/2020	20,000	20,200
The ADT Security Corp.[1], 4.125%, 6/15/2023	25,000	24,453
GFL Environmental, Inc. (Canada)[2], 8.50%, 5/1/2027	5,000	5,209
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	25,000	25,062
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	30,000	32,475

		107,399

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	44,000	$44,055

Industrial Conglomerates - 0.5%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	460,000	435,422

Machinery - 0.7%
CNH Industrial Capital LLC[1], 3.375%, 7/15/2019	580,000	580,568
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	10,000	10,088

		590,656

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	50,000	50,250

Trading Companies & Distributors - 0.7%
Aircastle Ltd.[1], 6.25%, 12/1/2019	30,000	30,600
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	30,000	30,750
International Lease Finance Corp., 6.25%, 5/15/2019	571,000	571,654
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	32,000	32,349

		665,353

Total Industrials		1,993,635

Information Technology - 0.6%

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	460,000	458,009
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	43,000	41,710

Total Information Technology		499,719

Materials - 0.8%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	25,000	25,938

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[2,8], 8.75%, 1/31/2023	5,000	4,931

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	10,000	9,905

The accompanying notes are an integral part of the financial statements.

27

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)

Metals & Mining (continued)
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	20,000	$19,320
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	45,000	45,225
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	50,000	42,000
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	560,000	571,278
Techniplas LLC[2], 10.00%, 5/1/2020	35,000	32,375

		720,103

Total Materials		750,972

Real Estate - 0.3%

Equity Real Estate Investment Trusts (REITS) - 0.3%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	10,000	9,975
Forestar Group, Inc.[2], 8.00%, 4/15/2024	45,000	46,125
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	25,000	25,125
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	92,000	91,036
Iron Mountain, Inc.[2], 4.875%, 9/15/2027	25,000	24,203
iStar, Inc., 5.25%, 9/15/2022	36,000	36,270

Total Real Estate		232,734

Utilities - 0.3%

Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	35,000	34,685

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[1,2], 7.00%, 11/15/2019	250,000	251,250

Total Utilities		285,935

TOTAL CORPORATE BONDS
(Identified Cost $14,264,531)		14,463,355

MUTUAL FUNDS - 0.1%
iShares U.S. Real Estate ETF	85	7,395
SPDR Gold Shares	395	47,874
VanEck Vectors Gold Miners ETF	1,065	22,248

TOTAL MUTUAL FUNDS
(Identified Cost $79,559)		77,517

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 22.0%

U.S. Treasury Bonds - 8.0%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,302,000	$1,765,278
U.S. Treasury Bond, 4.75%, 2/15/2037	1,406,000	1,815,992
U.S. Treasury Bond, 2.50%, 2/15/2045	1,977,000	1,824,400
U.S. Treasury Bond, 3.00%, 5/15/2047	1,377,000	1,394,804
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	495,235	479,019

Total U.S. Treasury Bonds
(Identified Cost $7,075,694)		7,279,493

U.S. Treasury Notes - 14.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	2,717,307	2,703,402
U.S. Treasury Note, 2.125%, 5/15/2025	970,000	957,079
U.S. Treasury Note, 1.625%, 5/15/2026	1,918,000	1,821,426
U.S. Treasury Note, 2.375%, 5/15/2027	1,824,000	1,814,453
U.S. Treasury Note, 2.75%, 2/15/2028	1,780,000	1,817,755
U.S. Treasury Note, 2.625%, 2/15/2029	3,595,000	3,631,652

Total U.S. Treasury Notes
(Identified Cost $12,564,948)		12,745,767

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $19,640,642)		20,025,260

ASSET-BACKED SECURITIES - 4.7%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,2, 3.561%, 7/15/2030	266,441	266,012
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	570,000	570,334
Chesapeake Funding II LLC, Series 2017-4A, Class A1[1,2], 2.12%, 11/15/2029	442,507	438,526
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[2], 3.14%, 2/20/2024	500,000	502,187
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.324%, 12/17/2036	86,593	86,008

The accompanying notes are an integral part of the financial statements.

28

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.624%, 12/17/2036	65,000	$65,000
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	285,000	285,329
SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	155,910	156,530
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	136,544	136,818
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	250,000	249,968
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	410,006	407,415
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	45,516	45,256
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	74,558
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	112,853	112,432
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,9], 2.75%, 10/25/2056	223,074	220,032
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4], (1 mo. LIBOR US + 1.000%), 3.477%, 10/25/2048	214,816	214,970
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	227,971	225,383
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	239,398	237,739

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,291,625)		4,294,497

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A1,2, 3.531%, 10/15/2034	300,000	305,791
CIM Trust, Series 2019-INV1, Class A1[2,9], 4.00%, 2/25/2049	142,643	144,837

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,2,9], 2.50%, 5/25/2043	178,639	$170,892
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	119,985	114,537
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[1,2,9], 3.50%, 7/25/2044	280,921	280,993
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	239,776	244,384
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.433%, 8/25/2020	2,427,509	32,913
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.571%, 6/25/2022	1,876,039	71,772
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.305%, 4/25/2023	9,740,674	68,563
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	282,000	288,871
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	283,113	293,584
FREMF Mortgage Trust, Series 2012-K711, Class B2,9, 3.605%, 8/25/2045	175,000	174,847
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	24,153,016	73,900
FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.714%, 1/25/2047	320,000	340,534
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.495%, 12/15/2034	372,000	370,694
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	302,303	292,051
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	97,701	97,384
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	125,163	124,842
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	98,212	99,575

The accompanying notes are an integral part of the financial statements.

29

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055		129,079	$131,217
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056		135,896	137,853
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		111,381	101,461
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		140,577	137,985
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.693%, 11/15/2027		307,428	306,808
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056		235,312	231,140
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.523%, 12/15/2033		205,000	204,134
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		111,340	111,510

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $4,932,971)			4,953,072

FOREIGN GOVERNMENT BONDS - 2.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	51,803
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	498,853
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		500,000	497,751
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	70,562
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	27,661
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	44,493
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	8,572
Province of Ontario (Canada), 1.25%, 6/17/2019		203,000	202,679
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	116,000	85,311

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Svensk Exportkredit AB (Sweden)[1], 1.125%, 8/28/2019	500,000	$497,793

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,996,133)		1,985,478

U.S. GOVERNMENT AGENCIES - 9.2%

Mortgage-Backed Securities - 9.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	20,082	20,386
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	24,853	25,203
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	309,561	318,926
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	103,703	108,874
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	91,705	96,325
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	82,398	90,706
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	139,878	148,172
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	116,894	130,778
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	167,257	173,114
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	252,734	267,450
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	284,177	301,212
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	141,670	146,619
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	589,203	598,445
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	132,991	134,573
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	223,603	221,294
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	567,247	574,848
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	403,705	425,749
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	430,615	449,942
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	130,057	135,901
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	245,865	259,367
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	534,238	563,418

The accompanying notes are an integral part of the financial statements.

30

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	398,586	$415,797
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	303,021	332,104
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	125,843	132,385
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	35,305	39,251
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	36,121	39,533
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	45,362	49,478
Freddie Mac, Pool #G60480, 4.50%, 11/1/2045	641,573	677,717
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	301,927	312,285
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	436,743	431,809
Freddie Mac, Pool #G08772, 4.50%, 7/1/2047	304,877	319,220
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	350,274	369,678

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $8,270,667)		8,310,559

U.S. GOVERNMENT SECURITIES - 3.0%

U.S. Treasury Bill - 3.0%
U.S. Treasury Bill[10], 2.40%, 9/19/2019
(Identified Cost $2,729,427)	2,755,000	2,729,346

	PRINCIPAL AMOUNT3 / SHARES		VALUE (NOTE 2)

FOREIGN GOVERNMENT SECURITIES - 0.1%
United Kingdom Treasury Bill
(United Kingdom)[10], 0.72%, 5/28/2019
(Identified Cost $70,258)	GBP	53,000	$69,075

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Government Cash
Management, Institutional Shares, 2.33%[11],
(Identified Cost $952,122)		952,122	952,122

TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Identified Cost $87,242,910)			91,062,143

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $9,012)			(9,420)

TOTAL INVESTMENTS - 100.3%			91,052,723
LIABILITIES, LESS OTHER ASSETS - (0.3%)			(233,897)

NET ASSETS - 100%			$90,818,826

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

MXN - Mexican Peso

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE

Put
Electronic Arts, Inc.	25	05/10/2019	$87.50	237	$(3,200)
Booking Holdings, Inc.	1	05/17/2019	1,730.00	185	(1,820)
LiveRamp Holdings, Inc.	44	06/21/2019	50.00	257	(4,400)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(9,420)

*	Non-income producing security.
##	Less than 0.1%.
[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2019, the total value of such securities was $14,092,325.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $9,819,415, or 10.8% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

[3]	Amount is stated in USD unless otherwise noted.
[4]	Floating rate security. Rate shown is the rate in effect as of April 30, 2019.

The accompanying notes are an integral part of the financial statements.

31

Investment Portfolio - April 30, 2019

(unaudited)

[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.
[7]	Security is perpetual in nature and has no stated maturity date.
[8]	Represents a Payment-In-Kind bond.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.

[10]	Represents the annualized yield at time of purchase.
[11]	Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard &Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

32

Statement of Assets and Liabilities - Blended Asset Moderate Series

April 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $87,242,910) (Note 2)	$91,062,143
Foreign currency, at value (identified cost $1,436)	1,445
Interest receivable	397,471
Foreign tax reclaims receivable	30,001
Dividends receivable	21,490
Receivable for securities sold	19,571
Receivable for fund shares sold	54
Prepaid expenses	888

TOTAL ASSETS	91,533,063

LIABILITIES:

Accrued management fees (Note 3)	19,552
Accrued fund accounting and administration fees (Note 3)	15,182
Accrued Chief Compliance Officer service fees (Note 3)	637
Options written, at value (premiums received $9,012) (Note 2)	9,420
Payable for fund shares repurchased	354,021
Payable for securities purchased	275,548
Other payables and accrued expenses	39,877

TOTAL LIABILITIES	714,237

TOTAL NET ASSETS	$90,818,826

NET ASSETS CONSIST OF:

Capital stock	$81,881
Additional paid-in-capital	89,141,704
Total distributable earnings (loss)	1,595,241

TOTAL NET ASSETS	$90,818,826

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($90,818,826/ 8,188,132 shares)	$11.09

The accompanying notes are an integral part of the financial statements.

33

Statement of Operations - Blended Asset Moderate Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$962,717
Dividends (net of foreign taxes withheld, $28,697)	317,352

Total Investment Income	1,280,069

EXPENSES:

Management fees (Note 3)	218,800
Fund accounting and administration fees (Note 3)	46,975
Directors’ fees (Note 3)	4,600
Chief Compliance Officer service fees (Note 3)	2,354
Audit fees	20,614
Custodian fees	16,787
Miscellaneous	15,510

Total Expenses	325,640
Less reduction of expenses (Note 3)	(82,529)

Net Expenses	243,111

NET INVESTMENT INCOME	1,036,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(1,749,636)
Options written	79,335
Foreign currency and translation of other assets and liabilities	(2,325)

(1,672,626)

Net change in unrealized appreciation (depreciation) on-
Investments in securities	6,158,521
Options written	13,702
Foreign currency and translation of other assets and liabilities	237

6,172,460

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,499,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,536,792

The accompanying notes are an integral part of the financial statements.

34

Statements of Changes in Net Assets - Blended Asset Moderate Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,036,958	$2,038,680
Net realized gain (loss) on investments and foreign currency	(1,672,626)	(1,126,575)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,172,460	(2,073,639)

Net increase (decrease) from operations	5,536,792	(1,161,534)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(1,487,339)	(1,043,313)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(28,202,707)	1,805,626

Net decrease in net assets	(24,153,254)	(399,221)

NET ASSETS:

Beginning of period	114,972,080	115,371,301

End of period	$90,818,826	$114,972,080

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights - Blended Asset Moderate Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD 10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.50	$10.73	$10.75

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.19	0.00 [3]
Net realized and unrealized gain (loss) on investments	0.62	(0.32)	(0.02)

Total from investment operations	0.73	(0.13)	(0.02)

Less distributions to shareholders:
From net investment income	(0.14)	(0.10)	—

Net asset value - End of period	$11.09	$10.50	$10.73

Net assets - End of period (000’s omitted)	$90,819	$114,972	$115,371

Total return[4]	7.01%	(1.25%)	(0.19%)
Ratios (to average net assets)/Supplemental Data:
Expenses	0.50%[5]	0.50%	0.50%[5]
Net investment income	2.13%[5]	1.77%	0.85%[5]
Series portfolio turnover	51%	91%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.17%[5]	0.12%	0.99%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

36

Shareholder Expense Example - Blended Asset Extended Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19*

Actual	$1,000.00	$1,078.60	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Series’ total return would have been lower had certain expenses not been reimbursed during the period.

37

Portfolio Composition - Blended Asset Extended Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

[1] As a percentage of net assets.
[2] A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
[3] A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
[4] A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]

Health Care	9.7%
Financials	9.3%
Consumer Staples	8.7%
Information Technology	7.6%
Communication Services	6.5%
Consumer Discretionary	6.0%
Real Estate	3.9%
Energy	3.9%
Industrials	3.1%
Materials	2.2%
Utilities	0.3%

[5] Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Microsoft Corp.	2.0%
Medtronic plc	1.7%
Novartis AG - ADR (Switzerland)	1.6%
Visa, Inc. - Class A	1.6%
Mastercard, Inc. - Class A	1.6%
Tencent Holdings Ltd. - Class H (China)	1.6%
Johnson & Johnson	1.6%
Booking Holdings, Inc.	1.5%
Ball Corp.	1.4%
Berkshire Hathaway, Inc. - Class B	1.3%

6 As a percentage of total investments.

38

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 48.1%

Communication Services - 5.0%
Diversified Telecommunication Services - 0.0%##
Orange S.A. (France)	865	$13,519
Swisscom AG (Switzerland)	30	13,979

		27,498

Entertainment - 0.8%
Electronic Arts, Inc.*	11,070	1,047,776
NCSoft Corp. (South Korea)	35	15,762
Nexon Co. Ltd. (Japan)*	4,432	63,090
Sea Ltd. - ADR (Thailand)*	1,625	40,446
Vivendi S.A. (France)	400	11,610

		1,178,684

Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A*	1,300	1,558,648
Alphabet, Inc. - Class C*	1,345	1,598,506
Autohome, Inc. - ADR (China)*	460	53,125
Tencent Holdings Ltd. - Class H (China)	50,178	2,473,156

		5,683,435

Media - 0.5%
Quebecor, Inc. - Class B (Canada)	17,175	428,317
Shaw Communications, Inc. - Class B (Canada)	20,110	407,244

		835,561

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	300	10,254
KDDI Corp. (Japan)	1,100	25,352
NTT DOCOMO, Inc. (Japan)	1,100	23,887

		59,493

Total Communication Services		7,784,671

Consumer Discretionary - 4.2%

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)	14,000	28,201
Peugeot S.A. (France)	230	6,030
Renault S.A. (France)	125	8,528
Suzuki Motor Corp. (Japan)	900	41,070

		83,829

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	40,000	18,710
China Yuhua Education Corp. Ltd. (China)[1]	70,000	31,317
Fu Shou Yuan International Group Ltd. (China)	47,000	40,329

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	495	$47,253
TAL Education Group - ADR (China)*	390	15,003
Wisdom Education International Holdings Co. Ltd. (China)	42,000	24,696

		177,308

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[1]	850	30,171
Hilton Worldwide Holdings, Inc.	380	33,056
Jollibee Foods Corp. (Philippines)	2,330	13,619
Restaurant Brands International, Inc. (Canada)	365	23,813
Sodexo S.A. (France)	340	38,993
Yum China Holdings, Inc. (China)	590	28,049

		167,701

Household Durables - 0.2%
Barratt Developments plc (United Kingdom)	7,160	56,327
Berkeley Group Holdings plc (United Kingdom)	1,245	61,076
Persimmon plc (United Kingdom)	2,065	60,325
Taylor Wimpey plc (United Kingdom)	23,735	56,271

		233,999

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	285	52,887
Amazon.com, Inc.*	400	770,608
Booking Holdings, Inc.*	1,260	2,337,287
Despegar.com Corp. (Argentina)*[2]	705	10,286

		3,171,068

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[1]	2,315	28,408
Thule Group AB (Sweden)[1]	1,885	43,913
Yamaha Corp. (Japan)	800	41,538

		113,859

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	4,790	24,694

Specialty Retail - 0.6%
Industria de Diseno Textil S.A. (Spain)	32,820	993,747

The accompanying notes are an integral part of the financial statements.

39

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Nitori Holdings Co. Ltd. (Japan)	100	$11,930

		1,005,677

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG (Germany)	100	25,759
ANTA Sports Products Ltd. (China)	4,000	28,133
EssilorLuxottica S.A. (France)	125	15,230
Hermes International (France)	35	24,625
Kering S.A. (France)	30	17,753
Li Ning Co. Ltd. (China)*	18,299	33,244
lululemon athletica, Inc.*	7,330	1,292,646
LVMH Moet Hennessy Louis Vuitton SE (France)	105	41,225
Moncler S.p.A. (Italy)	620	25,491
Shenzhou International Group Holdings Ltd. (China)	2,000	26,882

		1,530,988

Total Consumer Discretionary		6,509,123

Consumer Staples - 8.7%

Beverages - 5.1%
Ambev S.A. - ADR (Brazil)	171,335	806,988
Anheuser-Busch InBev S.A./N.V. (Belgium)	22,980	2,043,094
The Coca-Cola Co.	30,470	1,494,858
Coca-Cola European Partners plc (United Kingdom)[2]	325	17,417
Diageo plc (United Kingdom)	42,500	1,791,706
Heineken N.V. (Netherlands)	160	17,297
PepsiCo, Inc.	13,250	1,696,662
Pernod Ricard S.A. (France)	180	31,386
Suntory Beverage & Food Ltd. (Japan)	500	22,110
Treasury Wine Estates Ltd. (Australia)	5,295	64,227

		7,985,745

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	280	16,509
Koninklijke Ahold Delhaize N.V. (Netherlands)	625	15,064
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	800	26,489
Puregold Price Club, Inc. (Philippines)	9,100	7,325
Robinsons Retail Holdings, Inc. (Philippines)	5,670	8,487

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	9,580	$28,147

		102,021

Food Products - 2.4%
Associated British Foods plc (United Kingdom)	785	26,221
Barry Callebaut AG (Switzerland)	5	9,168
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	13,291
Danone S.A. (France)	1,240	100,248
Kerry Group plc - Class A (Ireland)	505	56,414
Mondelez International, Inc. - Class A	31,620	1,607,877
Nestle S.A. (Switzerland)	19,090	1,837,940
Universal Robina Corp. (Philippines).	4,880	14,255
Yakult Honsha Co. Ltd. (Japan)	300	20,483

		3,685,897

Household Products - 0.1%
Essity AB - Class B (Sweden)	570	16,901
Henkel AG & Co. KGaA (Germany)	240	24,291
Lion Corp. (Japan)	1,300	26,760
Unicharm Corp. (Japan)	700	23,101

		91,053

Personal Products - 1.0%
Beiersdorf AG (Germany)	460	50,334
Kao Corp. (Japan)	300	23,159
L’Oreal S.A. (France)	155	42,633
Unilever plc - ADR (United Kingdom)	25,085	1,525,168

		1,641,294

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	570	22,344

Total Consumer Staples		13,528,354

Energy - 1.8%

Energy Equipment & Services - 1.4%
Core Laboratories N.V.[2]	415	26,307
Diamond Offshore Drilling, Inc.*	18,830	182,839
Halliburton Co.	29,430	833,752
Schlumberger Ltd.[2]	19,840	846,771
Transocean Ltd.*[2]	34,540	271,484

		2,161,153

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)[2]	3,015	33,286

The accompanying notes are an integral part of the financial statements.

40

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - Class H (China)	52,000	$39,973
Eni S.p.A. (Italy)	3,245	55,299
Equinor ASA (Norway)	2,545	56,732
Galp Energia SGPS S.A. (Portugal)	3,520	59,018
Repsol S.A. (Spain)	3,337	56,625
Royal Dutch Shell plc - Class B - ADR (Netherlands)[2]	1,425	92,468
Suncor Energy, Inc. (Canada)	1,295	42,706
TOTAL S.A. (France)	1,115	61,984
Vermilion Energy, Inc. (Canada)	1,220	31,153
Woodside Petroleum Ltd. (Australia)	1,135	28,295

		557,539

Total Energy		2,718,692

Financials - 5.3%

Banks - 0.3%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	590	23,612
Bank of the Philippine Islands (Philippines)	7,000	11,405
Bankinter S.A. (Spain)	4,660	37,248
Barclays plc (United Kingdom)	27,565	59,155
BDO Unibank, Inc. (Philippines)	7,780	20,030
BNP Paribas S.A. (France)	650	34,602
Credit Agricole S.A. (France)	680	9,338
FinecoBank Banca Fineco S.p.A. (Italy)	4,245	55,915
Intesa Sanpaolo S.p.A. (Italy)	8,800	23,056
Lloyds Banking Group plc (United Kingdom)	67,570	55,261
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	2,175	23,054
Metropolitan Bank & Trust Co. (Philippines)	9,210	13,129
Royal Bank of Scotland Group plc (United Kingdom)	17,060	53,421
Societe Generale S.A. (France)	485	15,380
UniCredit S.p.A. (Italy)	1,748	24,200

		458,806

Capital Markets - 3.6%
BlackRock, Inc.	910	441,568
Cboe Global Markets, Inc.	7,410	752,930
The Charles Schwab Corp.	16,730	765,899
CME Group, Inc.	3,990	713,811
Deutsche Boerse AG (Germany)	275	36,746
E*TRADE Financial Corp.	7,790	394,641

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	10,020	$815,127
Japan Exchange Group, Inc. (Japan)	1,500	24,494
Julius Baer Group Ltd. (Switzerland)	720	34,780
London Stock Exchange Group plc (United Kingdom)	1,435	94,084
Moody’s Corp.	4,035	793,362
S&P Global, Inc.	3,545	782,240

		5,649,682

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. - Class B*	9,445	2,046,826

Insurance - 0.1%
AXA S.A. (France)	1,010	26,933
Ping An Insurance Group Co. of China Ltd. - Class H (China)	4,000	48,419

		75,352

Total Financials		8,230,666

Health Care - 9.6%
Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc.*	7,880	673,976
Incyte Corp.*	11,635	893,568
Regeneron Pharmaceuticals, Inc.*	1,255	430,641
Seattle Genetics, Inc.*	12,115	821,155
Vertex Pharmaceuticals, Inc.*[2]	5,110	863,488

		3,682,828

Health Care Equipment & Supplies - 2.0%
Alcon, Inc. (Switzerland)*	6,148	357,814
Alcon, Inc. (Switzerland)*	170	9,790
Coloplast A/S - Class B (Denmark)	225	24,305
Getinge AB - Class B (Sweden)	2,125	29,939
Hoya Corp. (Japan)	200	14,125
Koninklijke Philips N.V. (Netherlands)	415	17,822
Medtronic plc[2]	28,935	2,569,717
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	24,000	23,592
Smith & Nephew plc (United Kingdom)	2,080	40,212
Sonova Holding AG (Switzerland)	210	42,416
Sysmex Corp. (Japan)	400	22,921
Terumo Corp. (Japan)	800	24,143

		3,176,796

Health Care Providers & Services - 0.0%##
Sonic Healthcare Ltd. (Australia)	1,065	19,259

The accompanying notes are an integral part of the financial statements.

41

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*[2]	610	$23,766
QIAGEN N.V.*	955	36,979
Tecan Group AG (Switzerland)	55	12,416

		73,161

Pharmaceuticals - 5.1%
Johnson & Johnson	17,130	2,418,756
Kyowa Hakko Kirin Co. Ltd. (Japan)	22,800	443,535
Merck & Co., Inc.	9,820	772,932
Merck KGaA (Germany)	13,800	1,470,955
Novartis AG - ADR (Switzerland)	30,555	2,512,538
Novartis AG (Switzerland)	850	69,649
Novo Nordisk A/S - Class B (Denmark)	480	23,517
Perrigo Co. plc[2]	885	42,409
Recordati S.p.A. (Italy)	430	17,375
Roche Holding AG (Switzerland)	470	124,016
Sanofi (France)	505	44,061
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	600	13,256
UCB S.A. (Belgium)	190	15,101

		7,968,100

Total Health Care		14,920,144

Industrials - 1.1%

Aerospace & Defense - 0.1%
Airbus S.E. (France)	235	32,179
BAE Systems plc (United Kingdom)	7,670	49,297
MTU Aero Engines AG (Germany)	230	54,264
Safran S.A. (France)	145	21,135
Thales S.A. (France)	45	5,377

		162,252

Air Freight & Logistics - 0.5%
FedEx Corp.	4,330	820,362

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	305	23,680

Building Products - 0.0%##
Cie de Saint-Gobain (France)	225	9,225
Geberit AG (Switzerland)	60	25,159

		34,384

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	200	16,826

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	115	5,780

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering (continued)
Vinci S.A. (France)	465	$46,963

		52,743

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	330	27,930

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	36,900	7,902
LT Group, Inc. (Philippines)	28,000	8,618
Siemens AG (Germany)	170	20,383
SM Investments Corp. (Philippines)	1,090	19,886

		56,789

Machinery - 0.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	585	14,581
Daifuku Co. Ltd. (Japan)	300	18,456
Epiroc AB - Class A (Sweden)*	590	6,099
FANUC Corp. (Japan)	100	18,788
Harmonic Drive Systems, Inc. (Japan)	400	15,926
Hyundai Heavy Industries Co. Ltd. (South Korea)*	545	58,195
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	1,120	54,021
Jungheinrich AG (Germany)	565	19,715
KION Group AG (Germany)	330	22,702
Nabtesco Corp. (Japan)	600	18,398
Samsung Heavy Industries Co. Ltd. (South Korea)*	2,015	14,212
Schindler Holding AG (Switzerland)	120	25,935
The Weir Group plc (United Kingdom)	3,535	76,833

		363,861

Professional Services - 0.1%
Intertek Group plc (United Kingdom)	400	27,978
Recruit Holdings Co. Ltd. (Japan)	900	27,102
SGS S.A. (Switzerland)	10	26,386

		81,466

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	285	26,473

Trading Companies & Distributors - 0.0%##
Bunzl plc (United Kingdom)	745	22,470
Kanamoto Co. Ltd. (Japan)	1,100	26,112

		48,582

The accompanying notes are an integral part of the financial statements.

42

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	3,800	$23,402
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	170	17,233

		40,635

Total Industrials		1,755,983

Information Technology - 7.1%

Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	1,370	32,236
Hexagon A.B. - Class B (Sweden)	570	31,140
Hollysys Automation Technologies Ltd. (China)	890	18,628
Keyence Corp. (Japan)	100	62,479

		144,483

IT Services - 4.6%
Capgemini SE (France)	70	8,495
InterXion Holding N.V. (Netherlands)*[2]	19,500	1,349,205
Keywords Studios plc (Ireland)	745	15,188
LiveRamp Holdings, Inc.*	14,600	851,618
Mastercard, Inc. - Class A	9,750	2,478,840
Nomura Research Institute Ltd. (Japan)	500	24,475
Visa, Inc. - Class A2	15,240	2,505,913

		7,233,734

Software - 2.4%
Check Point Software Technologies Ltd. (Israel)*[2]	200	24,152
Dassault Systemes S.E. (France)	55	8,710
Microsoft Corp.	23,930	3,125,258
SAP S.E. (Germany)	220	28,360
ServiceNow, Inc.*	1,660	450,707
Sophos Group plc (United Kingdom)[1]	7,800	36,442

		3,673,629

Total Information Technology		11,051,846

Materials - 1.6%

Chemicals - 0.2%
Air Liquide S.A. (France)	195	25,941
Akzo Nobel N.V. (Netherlands)	706	59,986
Givaudan S.A. (Switzerland)	5	12,947
Mexichem S.A.B. de C.V. (Mexico)	11,000	25,548
OCI N.V. (Netherlands)*	870	25,268
Sika AG (Switzerland)	180	27,580

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)

Chemicals (continued)
Solvay S.A. (Belgium)	580	$69,934
Symrise AG (Germany)	270	25,953

		273,157

Containers & Packaging - 1.4%
Ball Corp.	35,080	2,102,695

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	1,065	11,249
Lundin Mining Corp. (Chile)	2,160	11,592

		22,841

Total Materials		2,398,693

Real Estate - 3.7%

Equity Real Estate Investment Trusts (REITS) - 3.6%
Acadia Realty Trust[2]	570	16,097
Agree Realty Corp.[2]	335	21,932
Alexandria Real Estate Equities, Inc.	130	18,511
American Campus Communities, Inc.	550	25,960
American Homes 4 Rent - Class A	3,355	80,453
American Tower Corp.	4,040	789,012
Americold Realty Trust	530	16,965
Apartment Investment & Management Co. - Class A	1,004	49,557
Apple Hospitality REIT, Inc.	940	15,463
AvalonBay Communities, Inc.	630	126,586
Boston Properties, Inc.	645	88,765
Brandywine Realty Trust	4,325	66,562
The British Land Co. plc (United Kingdom)	3,620	28,086
Camden Property Trust	165	16,607
Chesapeake Lodging Trust	815	23,228
Community Healthcare Trust, Inc.	1,110	40,493
Cousins Properties, Inc.	6,885	65,889
Crown Castle International Corp.	385	48,425
CubeSmart	690	22,018
Digital Realty Trust, Inc.	430	50,615
Douglas Emmett, Inc.	745	30,687
Equinix, Inc.	2,675	1,216,323
Equity LifeStyle Properties, Inc.	360	42,012
Equity Residential	1,370	104,695
Essential Properties Realty Trust, Inc.	1,640	33,915
Essex Property Trust, Inc.	250	70,625
Extra Space Storage, Inc.	245	25,404
Federal Realty Investment Trust	125	16,731

The accompanying notes are an integral part of the financial statements.

43

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
First Industrial Realty Trust, Inc.	845	$29,803
Getty Realty Corp.	965	31,295
HCP, Inc.	1,755	52,264
Healthcare Realty Trust, Inc.	1,475	45,548
Healthcare Trust of America, Inc. - Class A	2,345	64,675
Hibernia REIT plc (Ireland)	16,880	27,074
Host Hotels & Resorts, Inc.	1,705	32,804
Independence Realty Trust, Inc.	2,895	30,658
Invitation Homes, Inc.	2,322	57,725
Jernigan Capital, Inc.	1,615	34,028
Kimco Realty Corp.	1,470	25,563
Land Securities Group plc (United Kingdom)	2,410	29,045
Lexington Realty Trust	2,910	26,394
Liberty Property Trust	1,320	65,525
Mid-America Apartment Communities, Inc.	450	49,235
National Retail Properties, Inc.	600	31,572
National Storage Affiliates Trust	595	17,410
Physicians Realty Trust	3,980	71,879
Plymouth Industrial REIT, Inc.	643	12,069
Prologis, Inc.	2,050	157,174
Public Storage	320	70,778
Realty Income Corp.	270	18,903
SBA Communications Corp.*	3,900	794,547
Simon Property Group, Inc.	950	165,015
STAG Industrial, Inc.	1,290	37,126
STORE Capital Corp.	545	18,159
Sun Communities, Inc.	590	72,617
Sunstone Hotel Investors, Inc.	1,455	20,952
Taubman Centers, Inc.	220	10,846
Tier REIT, Inc.	2,155	61,073
UDR, Inc.	1,230	55,288
UMH Properties, Inc.	1,180	16,579
Urban Edge Properties	2,165	40,204
Ventas, Inc.	545	33,305
VEREIT, Inc.	5,870	48,486
Vornado Realty Trust[2]	475	32,842
Weingarten Realty Investors[2]	1,390	40,227
Welltower, Inc.[2]	650	48,444

		5,628,747

Real Estate Management & Development - 0.1%
Ayala Land, Inc. (Philippines)	26,800	25,214
Daito Trust Construction Co. Ltd. (Japan)	100	13,390

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
SM Prime Holdings, Inc. (Philippines)	37,275	$29,671

		68,275

Total Real Estate		5,697,022

Utilities - 0.0%##

Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	1,510	11,172

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	16,700	12,081

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	1,180	18,512
Engie S.A. (France)	750	11,132

		29,644

Total Utilities		52,897

TOTAL COMMON STOCKS
(Identified Cost $67,811,002)		74,648,091

CORPORATE BONDS - 13.1%

Non-Convertible Corporate Bonds - 13.1%

Communication Services - 1.5%

Diversified Telecommunication Services - 1.0%
AT&T, Inc.[2] , 4.25%, 3/1/2027	610,000	633,232
Verizon Communications, Inc.[2], 5.50%, 3/16/2047	830,000	987,967

		1,621,199

Media - 0.4%
Discovery Communications LLC, 5.20%, 9/20/2047	650,000	646,890

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	75,000	75,466

Total Communication Services		2,343,555

Consumer Discretionary - 1.8%
Automobiles - 0.8%
General Motors Co.[4] , (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	445,000	443,994
General Motors Financial Co., Inc., 3.15%, 1/15/2020	750,000	751,339
Tesla, Inc.[1] , 5.30%, 8/15/2025	10,000	8,550

		1,203,883

The accompanying notes are an integral part of the financial statements.

44

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	110,000	$109,175
LGI Homes, Inc.[1], 6.875%, 7/15/2026	95,000	96,188
Meritage Homes Corp., 5.125%, 6/6/2027	45,000	44,438
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc.[2], 4.375%, 6/15/2019	165,000	164,716
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc.[2], 5.875%, 6/15/2024	60,000	60,725
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	40,000	39,200
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	70,000	69,300

		583,742

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	930,000	950,450

Specialty Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	55,000	55,103

Total Consumer Discretionary		2,793,178

Energy - 2.1%

Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	40,000	38,100
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	60,000	58,800

		96,900

Oil, Gas & Consumable Fuels - 2.0%
American Midstream Partners LP - American Midstream Finance Corp.[1], 9.50%, 12/15/2021	65,000	62,562
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 3/1/2027	40,000	40,800
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	40,000	37,800
DCP Midstream Operating LP1, 5.35%, 3/15/2020	40,000	40,652
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	78,000	75,855
GasLog Ltd. (Monaco)[2], 8.875%, 3/22/2022	95,000	98,325

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	50,000	$49,656
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	105,000	62,738
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	790,000	973,304
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	35,000	34,825
Moss Creek Resources Holdings, Inc.[1], 10.50%, 5/15/2027	10,000	10,250
Natural Resource Partners LP - NRP Finance Corp.[1], 9.125%, 6/30/2025	10,000	10,350
NuStar Logistics LP, 6.75%, 2/1/2021	40,000	41,600
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	75,000	76,676
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	840,000	935,646
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	60,000	59,475
Southwestern Energy Co.[5], 6.20%, 1/23/2025	56,000	55,055
W&T Offshore, Inc.[1,2], 9.75%, 11/1/2023	40,000	40,700
The Williams Companies, Inc.[2], 3.75%, 6/15/2027	480,000	481,388

		3,187,657

Total Energy		3,284,557

Financials - 3.9%

Banks - 2.1%
Bank of America Corp., 4.00%, 1/22/2025	920,000	942,661
Citigroup, Inc., 8.125%, 7/15/2039	320,000	484,533
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	710,000	721,782
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	450,000	466,625
Santander Holdings USA, Inc., 4.50%, 7/17/2025	610,000	635,937

		3,251,538

The accompanying notes are an integral part of the financial statements.

45

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)

Capital Markets - 0.9%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	40,000	$40,700
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	310,000	319,209
LPL Holdings, Inc.[1], 5.75%, 9/15/2025	50,000	50,875
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	910,000	923,247

		1,334,031

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	75,000	73,875

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[2], 4.45%, 10/1/2025	620,000	634,540
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	60,000	60,600
FS Energy & Power Fund[1], 7.50%, 8/15/2023	70,000	72,290
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[1], 6.375%, 12/15/2022	70,000	72,275

		839,705

Insurance - 0.4%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	590,000	626,580

Total Financials		6,125,729

Health Care - 0.1%

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	40,000	39,138
MEDNAX, Inc.[1], 6.25%, 1/15/2027	50,000	51,000

Total Health Care		90,138

Industrials - 2.0%

Airlines - 0.1%
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	175,000	175,875

Commercial Services & Supplies - 0.1%
The ADT Security Corp.[2], 5.25%, 3/15/2020	40,000	40,400
The ADT Security Corp.[2], 4.125%, 6/15/2023	40,000	39,125
GFL Environmental, Inc. (Canada)[1], 8.50%, 5/1/2027	10,000	10,417

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)

Commercial Services & Supplies (continued)
Prime Security Services Borrower, LLC - Prime Finance, Inc.[1], 5.25%, 4/15/2024	40,000	$40,100
W/S Packaging Holdings, Inc.[1,2], 9.00%, 4/15/2023	60,000	64,950

		194,992

Construction & Engineering - 0.1%
Tutor Perini Corp.[1], 6.875%, 5/1/2025	79,000	79,099

Industrial Conglomerates - 0.4%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	620,000	586,873

Machinery - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	770,000	770,755
The Manitowoc Co., Inc.[1], 9.00%, 4/1/2026	20,000	20,175

		790,930

Marine - 0.2%
Borealis Finance, LLC[1], 7.50%, 11/16/2022	200,000	193,000
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	100,000	100,500

		293,500

Trading Companies & Distributors - 0.6%
Aircastle Ltd.[2], 6.25%, 12/1/2019	50,000	50,999
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	60,000	61,500
International Lease Finance Corp., 6.25%, 5/15/2019	777,000	777,890
Park Aerospace Holdings Ltd. (Ireland)[1], 4.50%, 3/15/2023	54,000	54,590

		944,979

Total Industrials		3,066,248

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	730,000	726,840
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	78,000	75,660

Total Information Technology		802,500

The accompanying notes are an integral part of the financial statements.

46

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.7%

Chemicals - 0.0%##
LSB Industries, Inc.[1], 9.625%, 5/1/2023	40,000	$41,500

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[1,8], 8.75%, 1/31/2023	10,000	9,863

Metals & Mining - 0.7%
First Quantum Minerals Ltd. (Zambia)[1], 7.25%, 4/1/2023	20,000	19,810
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	35,000	33,811
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	75,000	75,375
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	85,000	71,400
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	750,000	765,104
Techniplas LLC[1], 10.00%, 5/1/2020	60,000	55,500

		1,021,000

Total Materials		1,072,363

Real Estate - 0.2%

Equity Real Estate Investment Trusts (REITS) - 0.2%
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	20,000	19,950
Forestar Group, Inc.[1], 8.00%, 4/15/2024	75,000	76,875
Greystar Real Estate Partners, LLC[1], 5.75%, 12/1/2025	40,000	40,200
GTP Acquisition Partners I LLC[1], 2.35%, 6/15/2020	123,000	121,711
Iron Mountain, Inc.[1], 4.875%, 9/15/2027	40,000	38,725
iStar, Inc., 5.25%, 9/15/2022	57,000	57,427

Total Real Estate		354,888

Utilities - 0.3%

Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	60,000	59,460

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[1,2], 7.00%, 11/15/2019	204,000	205,020

	PRINCIPAL AMOUNT3 / SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)

Independent Power and Renewable Electricity Producers (continued)
Drax Finco plc (United Kingdom)[1], 6.625%, 11/1/2025	200,000	$202,000

Total Utilities		466,480

TOTAL CORPORATE BONDS (Identified Cost $20,136,736)		20,399,636

MUTUAL FUNDS - 0.1%

iShares U.S. Real Estate ETF	165	14,355
SPDR Gold Shares	905	109,686
VanEck Vectors Gold Miners ETF	2,435	50,867

TOTAL MUTUAL FUNDS (Identified Cost $179,662)		174,908

U.S. TREASURY SECURITIES - 18.9%

U.S. Treasury Bonds - 8.0%
U.S. Treasury Bond, 6.25%, 5/15/2030	2,191,000	2,970,602
U.S. Treasury Bond, 4.75%, 2/15/2037	2,361,000	3,049,471
U.S. Treasury Bond, 2.50%, 2/15/2045	3,482,000	3,213,233
U.S. Treasury Bond, 3.00%, 5/15/2047	2,300,000	2,329,739
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	921,560	891,385

Total U.S. Treasury Bonds (Identified Cost $12,098,973)		12,454,430

U.S. Treasury Notes - 10.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,009,287	2,993,888
U.S. Treasury Note, 1.625%, 5/15/2026	3,221,000	3,058,818
U.S. Treasury Note, 2.375%, 5/15/2027	3,086,000	3,069,847
U.S. Treasury Note, 2.75%, 2/15/2028	3,070,000	3,135,117
U.S. Treasury Note, 2.625%, 2/15/2029	4,515,000	4,561,032

Total U.S. Treasury Notes (Identified Cost $16,631,614)		16,818,702

TOTAL U.S. TREASURY SECURITIES (Identified Cost $28,730,587)		29,273,132

The accompanying notes are an integral part of the financial statements.

47

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 3.9%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1, 3.561%, 7/15/2030	392,049	$391,418
CCG Receivables Trust, Series 2019-1, Class A2[1], 2.80%, 9/14/2026	760,000	760,445
Chesapeake Funding II LLC, Series 2017-4A, Class A1[1], 2.12%, 11/15/2029	369,337	366,014
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	394,167	394,197
Invitation Homes Trust, Series 2017-SFR2, Class A1,4, (1 mo. LIBOR US + 0.850%), 3.324%, 12/17/2036	158,754	157,681
Invitation Homes Trust, Series 2017-SFR2, Class B1,4, (1 mo. LIBOR US + 1.150%), 3.624%, 12/17/2036	120,000	120,000
Oxford Finance Funding LLC, Series 2019-1A, Class A2[1], 4.459%, 2/15/2027	600,000	606,715
Progress Residential Trust, Series 2019-SFR2, Class A1, 3.147%, 5/17/2036	380,000	380,438
SoFi Consumer Loan Program LLC, Series 2016-2, Class A1, 3.09%, 10/27/2025	176,623	176,772
SoFi Consumer Loan Program Trust, Series 2019-2, Class A1, 3.01%, 4/25/2028	330,000	329,958
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A1, 1.75%, 7/25/2040	442,756	440,411
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX1, 3.08%, 1/25/2048	548,917	550,643
Tax Ease Funding LLC, Series 2016-1A, Class A1, 3.131%, 6/15/2028	66,815	66,393
Towd Point Mortgage Trust, Series 2017-1, Class A1[1,9], 2.75%, 10/25/2056	375,865	370,740
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[1,4], (1 mo. LIBOR US + 1.000%), 3.477%, 10/25/2048	362,800	363,060
Tricon American Homes Trust, Series 2016-SFR1, Class A1, 2.589%, 11/17/2033	320,151	316,516

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2017-SFR2, Class A1, 2.928%, 1/17/2036	299,247	$297,174

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,082,533)		6,088,575

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%

CIM Trust, Series 2019-INV1, Class A1[1,9], 4.00%, 2/25/2049	181,993	184,792
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,9], 2.50%, 5/25/2043	209,807	200,708
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[1,9], 3.50%, 7/25/2044	367,358	367,452
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	297,323	303,036
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.446%, 12/25/2021	5,764,538	161,822
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	357,489	366,200
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	354,948	368,076
FREMF Mortgage Trust, Series 2014-K41, Class B1,9, 3.963%, 11/25/2047	485,000	495,719
FREMF Mortgage Trust, Series 2014-K715, Class B1,9, 4.113%, 2/25/2046	471,000	478,774
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[1,9], 3.495%, 12/15/2034	565,000	563,016
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	485,517	469,052
JP Morgan Mortgage Trust, Series 2013-2, Class A2[1,9], 3.50%, 5/25/2043	115,018	114,645
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[1,9], 3.00%, 6/25/2029	184,642	184,169
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[1,9], 3.75%, 11/25/2054	130,520	132,332
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[1,9], 3.75%, 8/25/2055	201,984	205,330

The accompanying notes are an integral part of the financial statements.

48

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[1,9], 3.75%, 11/25/2056		205,999	$208,966
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		146,548	133,495
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		167,483	164,395
Starwood Retail Property Trust, Series 2014-STAR, Class A1,4,(1 mo. LIBOR US + 1.220%), 3.693%, 11/15/2027		363,161	362,429
Towd Point Mortgage Trust, Series 2016-5, Class A1[1,9], 2.50%, 10/25/2056		352,335	346,088
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A1,4, (1 mo. LIBOR US + 1.050%), 3.523%, 12/15/2033		345,000	343,543
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[1,9], 3.50%, 3/20/2045		129,822	130,020

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $6,250,195)			6,284,059

FOREIGN GOVERNMENT BONDS - 1.7%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	78,865
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	498,854
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		900,000	895,951
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	110,062
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	45,486
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	73,041
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	14,100
Province of Ontario (Canada), 1.25%, 6/17/2019		223,000	222,647
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	188,000	138,263
Svensk Exportkredit AB (Sweden)[2], 1.125%, 8/28/2019		621,000	618,259

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,711,181)			2,695,528

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 6.9%

Mortgage-Backed Securities - 6.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	25,616	$26,005
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	31,712	32,159
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	232,029	243,597
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	198,144	221,710
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	122,566	134,343
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	165,139	174,931
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	280,333	290,150
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	419,845	444,292
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	234,018	242,192
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	1,031,106	1,047,280
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	250,607	263,473
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	313,044	309,811
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	988,950	1,002,203
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	536,794	566,106
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	547,266	577,152
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	567,844	593,330
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	232,245	242,681
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	430,263	453,892
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	934,451	985,490
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	672,614	701,657
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	481,929	528,184
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	156,593	164,733
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	136,132	143,201
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	170,679	179,540
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	185,491	202,249

The accompanying notes are an integral part of the financial statements.

49

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	171,026	$186,491
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	239,870	247,255
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	447,572	472,366

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $10,649,218)		10,676,473

U.S. GOVERNMENT SECURITIES - 1.5%

U.S. Treasury Bill - 1.5%
U.S. Treasury Bill[10], 2.40%, 9/19/2019
(Identified Cost $2,288,557)	2,310,000	2,288,490

		PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

FOREIGN GOVERNMENT SECURITIES - 0.1%

United Kingdom Treasury Bill (United Kingdom)[10], 0.72%, 5/28/2019
(Identified Cost $160,400)	GBP	121,000	$157,699

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management, Institutional Shares, 2.33%[11],
(Identified Cost $2,426,684)		2,426,684	2,426,684

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $147,426,755)			155,113,275

TOTAL OPTIONS WRITTEN — 0.0%##
(Premiums Received $20,600)			(21,492)

TOTAL INVESTMENTS - 99.9%			155,091,783

OTHER ASSETS, LESS LIABILITIES - 0.1%			163,472

NET ASSETS - 100%			$155,255,255

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
GBP - British Pound
IO - Interest only
MXN - Mexican Peso
SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Put
Electronic Arts, Inc.	59	05/10/2019	$87.50	558	$(7,552)
Booking Holdings, Inc.	2	05/17/2019	1,730.00	371	(3,640)
LiveRamp Holdings, Inc.	103	06/21/2019	50.00	601	(10,300)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(21,492)

*Non-income producing security.

## Less than 0.1%.

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,903,781, or 8.3% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

[2]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2019, the total value of such securities was $12,632,980.
[3]	Amount is stated in USD unless otherwise noted.
[4]	Floating rate security. Rate shown is the rate in effect as of April 30, 2019.
[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.

The accompanying notes are an integral part of the financial statements.

50

Investment Portfolio - April 30, 2019

(unaudited)

[7]	Security is perpetual in nature and has no stated maturity date.
[8]	Represents a Payment-In-Kind bond.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.

[10]	Represents the annualized yield at time of purchase.
[11]	Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

51

Statement of Assets and Liabilities - Blended Asset Extended Series

April 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $147,426,755) (Note 2)	$155,113,275
Foreign currency, at value (identified cost $3,299)	3,320
Interest receivable	574,578
Receivable for fund shares sold	140,097
Foreign tax reclaims receivable	65,901
Dividends receivable	46,914
Receivable for securities sold	29,199
Prepaid and other expenses	1,802

TOTAL ASSETS	155,975,086

LIABILITIES:

Accrued management fees (Note 3)	48,884
Accrued fund accounting and administration fees (Note 3)	15,803
Accrued Chief Compliance Officer service fees (Note 3)	637
Options written, at value (premiums received $20,600) (Note 2)	21,492
Payable for securities purchased	381,121
Payable for fund shares repurchased	204,522
Other payables and accrued expenses	47,372

TOTAL LIABILITIES	719,831

TOTAL NET ASSETS	$155,255,255

NET ASSETS CONSIST OF:

Capital stock	$144,229
Additional paid-in-capital	151,367,402
Total distributable earnings (loss)	3,743,624

TOTAL NET ASSETS	$155,255,255

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($155,255,255/ 14,422,874 shares)	$10.76

The accompanying notes are an integral part of the financial statements.

52

Statement of Operations - Blended Asset Extended Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$1,369,655
Dividends (net of foreign taxes withheld, $65,523)	699,787

Total Investment Income	2,069,442

EXPENSES:

Management fees (Note 3)	423,247
Fund accounting and administration fees (Note 3)	49,617
Directors’ fees (Note 3)	7,988
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	20,328
Miscellaneous	42,670

Total Expenses	546,204
Less reduction of expenses (Note 3)	(80,632)

Net Expenses	465,572

NET INVESTMENT INCOME	1,603,870

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(3,943,488)
Options written	197,621
Foreign currency and translation of other assets and liabilities	(5,194)

(3,751,061)

Net change in unrealized appreciation (depreciation) on-
Investments	12,174,356
Options written	33,371
Foreign currency and translation of other assets and liabilities	268

12,207,995

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	8,456,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,060,804

The accompanying notes are an integral part of the financial statements.

53

Statements of Changes in Net Assets - Blended Asset Extended Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,603,870	$3,100,848
Net realized gain (loss) on investments and foreign currency	(3,751,061)	(404,854)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,207,995	(4,014,649)

Net increase from operations	10,060,804	(1,318,655)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(2,919,234)	(1,607,139)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(56,692,681)	1,552,694

Net decrease in net assets	(49,551,111)	(1,373,100)

NET ASSETS:

Beginning of period	204,806,366	206,179,466

End of period	$155,255,255	$204,806,366

The accompanying notes are an integral part of the financial statements.

54

Financial Highlights - Blended Asset Extended Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD 10/13/17[1] TO 10/31/17

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.12	$10.31	$10.33

Income (loss) from investment operations:

Net investment income[2]	0.10	0.16	0.00 [3]

Net realized and unrealized gain (loss) on investments	0.68	(0.27)	(0.02)

Total from investment operations	0.78	(0.11)	(0.02)

Less distributions to shareholders:

From net investment income	(0.11)	(0.08)	0.00

From net realized gain on investments	(0.03)	—	0.00

Total distributions to shareholders	(0.14)	(0.08)	—

Net asset value - End of period	10.76	$10.12	$10.31

Net assets - End of period (000’s omitted)	$155,255	$204,806	$206,179

Total return[4]	7.86%	(1.06%)	(0.19%)

Ratios (to average net assets)/Supplemental Data:

Expenses	0.55%[5]	0.55%	0.55%[5]

Net investment income	1.89%[5]	1.53%	0.61%[5]

Series portfolio turnover	44%	99%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.10%[5]	0.07%	0.54%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

55

Shareholder Expense Example - Blended Asset Maximum Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19*
Actual	$1,000.00	$1,092.40	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). The Series’ total return would have been lower had certain expenses not been waived during the period.

56

Portfolio Composition - Blended Asset Maximum Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

[1] As a percentage of net assets.
[2] A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
[3] A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
[4] A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]
Consumer Staples	14.2%
Health Care	12.6%
Consumer Discretionary	12.3%
Financials	11.1%
Information Technology	10.7%
Communication Services	8.7%
Materials	6.4%
Real Estate	5.2%
Energy	3.1%
Industrials	2.1%
Utilities	0.3%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Mastercard, Inc. - Class A	2.2%
The Coca-Cola Co.	2.2%
Microsoft Corp.	2.1%
Mondelez International, Inc. - Class A	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Tencent Holdings Ltd. - Class H (China)	1.9%
Visa, Inc. - Class A	1.9%
Johnson & Johnson	1.9%
ServiceNow, Inc.	1.9%
Booking Holdings, Inc.	1.8%

6As a percentage of total investments.

57

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 82.6%

Communication Services - 8.3%

Diversified Telecommunication Services - 0.0%##
Orange S.A. (France)	625	$9,768
Swisscom AG (Switzerland)	25	11,649

		21,417

Entertainment - 2.4%
Electronic Arts, Inc.*	16,845	1,594,379
NCSoft Corp. (South Korea)	25	11,258
Nexon Co. Ltd. (Japan)*	3,274	46,606
Sea Ltd. - ADR (Thailand)*	43,430	1,080,973
Vivendi S.A. (France)	290	8,418

		2,741,634

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A*	1,200	1,438,752
Alphabet, Inc. - Class C*	1,205	1,432,118
Autohome, Inc. - ADR (China)*	340	39,267
Tencent Holdings Ltd. - Class H (China)	44,459	2,191,280

		5,101,417

Media - 1.3%
Quebecor, Inc. - Class B (Canada)	30,220	753,639
Shaw Communications, Inc. - Class B (Canada)	34,455	697,741

		1,451,380

Wireless Telecommunication Services - 0.1%
Globe Telecom, Inc. (Philippines)	215	7,349
KDDI Corp. (Japan)	800	18,438
NTT DOCOMO, Inc. (Japan)	800	17,372

		43,159

Total Communication Services		9,359,007

Consumer Discretionary - 11.8%

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)	10,000	20,144
Peugeot S.A. (France)	170	4,457
Renault S.A. (France)	90	6,141
Suzuki Motor Corp. (Japan)	600	27,380

		58,122

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	30,000	14,033
China Yuhua Education Corp. Ltd. (China)[1]	50,000	22,370
Fu Shou Yuan International Group Ltd. (China)	34,000	29,174

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	355	$33,888
TAL Education Group - ADR (China)*	285	10,964
Wisdom Education International Holdings Co. Ltd. (China)	30,000	17,640

		128,069

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[1]	620	22,007
Hilton Worldwide Holdings, Inc.	140	12,179
Jollibee Foods Corp. (Philippines)	1,690	9,878
Restaurant Brands International, Inc. (Canada)	285	18,594
Sodexo S.A. (France)	165	18,923
Yum China Holdings, Inc. (China)	430	20,442

		102,023

Household Durables - 0.2%
Barratt Developments plc (United Kingdom)	5,250	41,301
Berkeley Group Holdings plc (United Kingdom)	950	46,604
Persimmon plc (United Kingdom)	1,545	45,134
Taylor Wimpey plc (United Kingdom)	17,190	40,754

		173,793

Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	215	39,898
Amazon.com, Inc.*	675	1,300,401
Booking Holdings, Inc.*	1,110	2,059,039
Despegar.com Corp. (Argentina)*	595	8,681

		3,408,019

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[1]	1,655	20,309
Thule Group AB (Sweden)[1]	1,370	31,915
Yamaha Corp. (Japan)	600	31,154

		83,378

Multiline Retail - 2.4%
B&M European Value Retail S.A. (United Kingdom)	3,620	18,662
Dollar General Corp.	10,175	1,282,966
Dollar Tree, Inc.*	13,015	1,448,309

		2,749,937

The accompanying notes are an integral part of the financial statements.

58

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Specialty Retail - 3.0%
AutoZone, Inc.*	1,860	$1,912,657
Industria de Diseno Textil S.A. (Spain)	26,240	794,513
Nitori Holdings Co. Ltd. (Japan)	100	11,930
O’Reilly Automotive, Inc.*	1,930	730,640

		3,449,740

Textiles, Apparel & Luxury Goods - 2.8%
adidas AG (Germany)	75	19,319
ANTA Sports Products Ltd. (China)	3,000	21,099
EssilorLuxottica S.A. (France)	90	10,966
Hermes International (France)	25	17,589
Kering S.A. (France)	20	11,835
Li Ning Co. Ltd. (China)*	13,755	24,989
lululemon athletica, Inc.*	7,245	1,277,656
LVMH Moet Hennessy Louis Vuitton SE (France)	75	29,446
Moncler S.p.A. (Italy)	580	23,846
NIKE, Inc. - Class B	19,535	1,715,759
Shenzhou International Group Holdings Ltd. (China)	1,500	20,161

		3,172,665

Total Consumer Discretionary		13,325,746

Consumer Staples - 14.1%

Beverages - 6.2%
Ambev S.A. - ADR (Brazil)	227,310	1,070,630
Anheuser-Busch InBev S.A./N.V. (Belgium)	11,800	1,049,108
The Coca-Cola Co.	49,400	2,423,564
Coca-Cola European Partners plc (United Kingdom)	230	12,325
Diageo plc (United Kingdom)	20,530	865,499
Heineken N.V. (Netherlands)	115	12,432
PepsiCo, Inc.	12,055	1,543,643
Pernod Ricard S.A. (France)	130	22,668
Suntory Beverage & Food Ltd. (Japan)	300	13,266
Treasury Wine Estates Ltd. (Australia)	3,845	46,639

		7,059,774

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	210	12,382
Koninklijke Ahold Delhaize N.V. (Netherlands)	455	10,966
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	600	19,866

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)

Food & Staples Retailing (continued)
Puregold Price Club, Inc. (Philippines)	6,500	$5,232
Robinsons Retail Holdings, Inc. (Philippines)	4,110	6,152
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	6,950	20,420

		75,018

Food Products - 3.2%
Associated British Foods plc (United Kingdom)	710	23,716
Barry Callebaut AG (Switzerland)	5	9,168
Danone S.A. (France)	1,055	85,292
Kerry Group plc - Class A (Ireland)	500	55,856
Mondelez International, Inc. - Class A	45,585	2,317,997
Nestle S.A. (Switzerland)	11,855	1,141,371
Universal Robina Corp. (Philippines).	3,540	10,341
Yakult Honsha Co. Ltd. (Japan)	200	13,655

		3,657,396

Household Products - 0.8%
Colgate-Palmolive Co.	11,095	807,605
Essity AB - Class B (Sweden)	405	12,009
Henkel AG & Co. KGaA (Germany)	180	18,218
Lion Corp. (Japan)	900	18,526
Unicharm Corp. (Japan)	500	16,501

		872,859

Personal Products - 2.2%
Beiersdorf AG (Germany)	9,720	1,063,574
Kao Corp. (Japan)	200	15,439
L’Oreal S.A. (France)	110	30,256
Unilever plc - ADR (United Kingdom)	22,225	1,351,280

		2,460,549

Tobacco - 1.6%
Altria Group, Inc.	12,910	701,400
British American Tobacco plc - ADR (United Kingdom)	505	19,796
Philip Morris International, Inc.	13,060	1,130,474

		1,851,670

Total Consumer Staples		15,977,266

Energy - 2.4%

Energy Equipment & Services - 2.1%
Core Laboratories N.V.	300	19,017
Diamond Offshore Drilling, Inc.*	25,955	252,023

The accompanying notes are an integral part of the financial statements.

59

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Halliburton Co.	32,700	$926,391
Schlumberger Ltd.	18,410	785,739
Transocean Ltd.*	46,110	362,424

		2,345,594

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	2,290	25,282
China Petroleum & Chemical Corp. - Class H (China)	38,000	29,211
Eni S.p.A. (Italy)	2,370	40,388
Equinor ASA (Norway)	1,845	41,128
Galp Energia SGPS S.A. (Portugal)	2,555	42,838
Repsol S.A. (Spain)	2,433	41,285
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,085	70,406
Suncor Energy, Inc. (Canada)	940	30,999
TOTAL S.A. (France)	860	47,808
Vermilion Energy, Inc. (Canada)	815	20,811
Woodside Petroleum Ltd. (Australia) .	820	20,442

		410,598

Total Energy		2,756,192

Financials - 10.2%
Banks - 0.8%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	495	19,810
Bank of the Philippine Islands (Philippines)	5,080	8,277
Bankinter S.A. (Spain)	3,510	28,056
Barclays plc (United Kingdom)	20,065	43,060
BDO Unibank, Inc. (Philippines)	5,640	14,521
BNP Paribas S.A. (France)	470	25,020
Credit Agricole S.A. (France)	495	6,797
FinecoBank Banca Fineco S.p.A. (Italy)	42,935	565,539
Intesa Sanpaolo S.p.A. (Italy)	6,405	16,781
Lloyds Banking Group plc (United Kingdom)	49,165	40,209
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	1,585	16,800
Metropolitan Bank & Trust Co. (Philippines)	6,685	9,530
Royal Bank of Scotland Group plc (United Kingdom)	12,445	38,970
Societe Generale S.A. (France)	350	11,099
UniCredit S.p.A. (Italy)	1,187	16,433

		860,902

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 7.4%
BlackRock, Inc.	3,195	$1,550,342
Cboe Global Markets, Inc.	9,645	980,028
The Charles Schwab Corp.	8,145	372,878
CME Group, Inc.	5,490	982,161
Deutsche Boerse AG (Germany)	3,820	510,439
E*TRADE Financial Corp.	7,290	369,311
Intercontinental Exchange, Inc.	11,925	970,099
Japan Exchange Group, Inc. (Japan)	1,100	17,963
Julius Baer Group Ltd. (Switzerland)	11,330	547,295
London Stock Exchange Group plc (United Kingdom)	8,870	581,547
Moody’s Corp.	3,805	748,139
S&P Global, Inc.	3,305	729,281

		8,359,483

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class B*	10,295	2,231,029

Insurance - 0.0%##
AXA S.A. (France)	735	19,600
Ping An Insurance Group Co. of China Ltd. - Class H (China)	2,500	30,262

		49,862

Total Financials		11,501,276

Health Care - 12.5%
Biotechnology - 2.8%
BioMarin Pharmaceutical, Inc.*	11,235	960,930
Incyte Corp.*	8,385	643,968
Regeneron Pharmaceuticals, Inc.*	885	303,679
Seattle Genetics, Inc.*	8,955	606,970
Vertex Pharmaceuticals, Inc.*	3,765	636,210

		3,151,757

Health Care Equipment & Supplies - 2.9%
Alcon, Inc. (Switzerland)*	3,859	224,594
Alcon, Inc. (Switzerland)*	133	7,659
Coloplast A/S - Class B (Denmark)	175	18,904
Getinge AB - Class B (Sweden)	1,815	25,572
Hoya Corp. (Japan)	100	7,063
Intuitive Surgical, Inc.*	2,190	1,118,280
Koninklijke Philips N.V. (Netherlands)	305	13,098
Medtronic plc.	19,990	1,775,312
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	20,000	19,660

The accompanying notes are an integral part of the financial statements.

60

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Smith & Nephew plc (United Kingdom)	1,635	$31,609
Sonova Holding AG (Switzerland)	150	30,297
Sysmex Corp. (Japan)	300	17,191
Terumo Corp. (Japan)	600	18,107

		3,307,346

Health Care Providers & Services - 0.7%
Sonic Healthcare Ltd. (Australia)	825	14,919
UnitedHealth Group, Inc.	3,260	759,808

		774,727

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*	18,360	715,306
QIAGEN N.V.*	705	27,298
Tecan Group AG (Switzerland)	40	9,030
Thermo Fisher Scientific, Inc.	2,100	582,645

		1,334,279

Pharmaceuticals - 4.9%
Johnson & Johnson	15,240	2,151,888
Kyowa Hakko Kirin Co. Ltd. (Japan)	23,900	464,934
Merck & Co., Inc.	5,135	404,176
Merck KGaA (Germany)	4,395	468,467
Novartis AG - ADR (Switzerland)	19,170	1,576,349
Novartis AG (Switzerland)	665	54,490
Novo Nordisk A/S - Class B (Denmark)	340	16,658
Perrigo Co. plc.	7,345	351,972
Recordati S.p.A. (Italy)	305	12,324
Roche Holding AG (Switzerland)	260	68,604
Sanofi (France)	365	31,846
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	500	11,047
UCB S.A. (Belgium)	140	11,127

		5,623,882

Total Health Care		14,191,991

Industrials - 1.5%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	170	23,278
BAE Systems plc (United Kingdom)	5,675	36,475
MTU Aero Engines AG (Germany)	80	18,874
Safran S.A. (France)	105	15,305
Thales S.A. (France)	30	3,584

		97,516

Air Freight & Logistics - 1.0%
FedEx Corp.	5,735	1,086,553

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	230	$17,857

Building Products - 0.0%##
Cie de Saint-Gobain (France)	160	6,560
Geberit AG (Switzerland)	40	16,772

		23,332

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	200	16,826

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	85	4,272
Vinci S.A. (France)	350	35,349

		39,621

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	235	19,890

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	26,700	5,718
LT Group, Inc. (Philippines)	20,000	6,156
Siemens AG (Germany)	125	14,988
SM Investments Corp. (Philippines)	790	14,413

		41,275

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	425	10,593
Daifuku Co. Ltd. (Japan)	200	12,304
Epiroc AB - Class A (Sweden)*	445	4,600
Harmonic Drive Systems, Inc. (Japan)	300	11,944
Hyundai Heavy Industries Co. Ltd. (South Korea)*	395	42,178
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	810	39,069
Jungheinrich AG (Germany)	410	14,307
KION Group AG (Germany)	240	16,510
Nabtesco Corp. (Japan)	400	12,266
Samsung Heavy Industries Co. Ltd. (South Korea)*	1,520	10,721
Schindler Holding AG (Switzerland)	85	18,371
The Weir Group plc (United Kingdom)	2,810	61,075

		253,938

Professional Services - 0.1%
Intertek Group plc (United Kingdom)	290	20,284
Recruit Holdings Co. Ltd. (Japan)	600	18,068

The accompanying notes are an integral part of the financial statements.

61

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Professional Services (continued)
SGS S.A. (Switzerland)	5	$13,193

		51,545

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	200	18,577

Trading Companies & Distributors - 0.0%##
Bunzl plc (United Kingdom)	545	16,438
Kanamoto Co. Ltd. (Japan)	800	18,991

		35,429

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	2,900	17,859
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	130	13,178

		31,037

Total Industrials		1,733,396

Information Technology - 10.5%

Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp.	8,785	443,028
Halma plc (United Kingdom)	1,050	24,706
Hexagon A.B. - Class B (Sweden)	405	22,126
Hollysys Automation Technologies Ltd. (China)	650	13,604
Keyence Corp. (Japan)	895	559,190

		1,062,654

IT Services - 5.5%
Capgemini SE (France)	50	6,068
InterXion Holding N.V. (Netherlands)*	8,550	591,574
Keywords Studios plc (Ireland)	565	11,519
LiveRamp Holdings, Inc.*	16,930	987,527
Mastercard, Inc. - Class A	9,615	2,444,518
Nomura Research Institute Ltd. (Japan)	400	19,580
Visa, Inc. - Class A	13,255	2,179,520

		6,240,306

Software - 4.0%
Check Point Software Technologies Ltd. (Israel)*	140	16,906
Dassault Systemes S.E. (France)	40	6,335
Microsoft Corp.	18,510	2,417,406
SAP S.E. (Germany)	160	20,625
ServiceNow, Inc.*	7,680	2,085,197

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)

Software (continued)
Sophos Group plc (United Kingdom)[1]	5,750	$26,864

		4,573,333

Total Information Technology		11,876,293

Materials - 6.2%

Chemicals - 3.3%
Air Liquide S.A. (France)	140	18,625
Akzo Nobel N.V. (Netherlands)	11,068	940,402
Axalta Coating Systems Ltd.*	19,845	535,418
CF Industries Holdings, Inc.	22,015	985,832
Givaudan S.A. (Switzerland)	5	12,947
Mexichem S.A.B. de C.V. (Mexico)	8,100	18,812
OCI N.V. (Netherlands)*	805	23,380
Olin Corp.	19,355	419,810
RPM International, Inc.	11,845	718,399
Sika AG (Switzerland)	125	19,153
Solvay S.A. (Belgium)	420	50,642
Symrise AG (Germany)	330	31,720

		3,775,140

Containers & Packaging - 1.7%
Ball Corp.	18,815	1,127,771
Crown Holdings, Inc.*	13,045	758,306

		1,886,077

Metals & Mining - 1.2%
First Quantum Minerals Ltd. (Zambia)	1,000	10,562
Freeport-McMoRan, Inc.	34,950	430,234
Lundin Mining Corp. (Chile)	47,250	253,585
Southern Copper Corp. (Peru)	16,045	616,449

		1,310,830

Total Materials		6,972,047

Real Estate - 5.1%

Equity Real Estate Investment Trusts (REITS) - 5.1%
Acadia Realty Trust	215	6,072
Agree Realty Corp.	130	8,511
Alexandria Real Estate Equities, Inc.	50	7,120
American Campus Communities, Inc.	200	9,440
American Homes 4 Rent - Class A	1,280	30,694
American Tower Corp.	9,585	1,871,950
Americold Realty Trust	195	6,242
Apartment Investment & Management Co. - Class A	369	18,214

The accompanying notes are an integral part of the financial statements.

62

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Apple Hospitality REIT, Inc.	355	$5,840
AvalonBay Communities, Inc.	230	46,214
Boston Properties, Inc.	245	33,717
Brandywine Realty Trust	1,605	24,701
The British Land Co. plc (United Kingdom)	2,625	20,367
Camden Property Trust	60	6,039
Chesapeake Lodging Trust	300	8,550
Community Healthcare Trust, Inc.	430	15,686
Cousins Properties, Inc.	2,630	25,169
Crown Castle International Corp.	145	18,238
CubeSmart	260	8,297
Digital Realty Trust, Inc.	170	20,011
Douglas Emmett, Inc.	285	11,739
Equinix, Inc.	2,280	1,036,716
Equity LifeStyle Properties, Inc.	135	15,754
Equity Residential	510	38,974
Essential Properties Realty Trust, Inc.	627	12,966
Essex Property Trust, Inc.	90	25,425
Extra Space Storage, Inc.	90	9,332
Federal Realty Investment Trust	50	6,692
First Industrial Realty Trust, Inc.	310	10,934
Getty Realty Corp.	365	11,837
HCP, Inc.	645	19,208
Healthcare Realty Trust, Inc.	545	16,830
Healthcare Trust of America, Inc. - Class A	865	23,857
Hibernia REIT plc (Ireland)	6,400	10,265
Host Hotels & Resorts, Inc.	650	12,506
Independence Realty Trust, Inc.	1,065	11,278
Invitation Homes, Inc.	859	21,355
Jernigan Capital, Inc.	740	15,592
Kimco Realty Corp.	555	9,651
Land Securities Group plc (United Kingdom)	1,665	20,066
Lexington Realty Trust	1,085	9,841
Liberty Property Trust	485	24,075
Mid-America Apartment Communities, Inc.	170	18,600
National Retail Properties, Inc.	220	11,576
National Storage Affiliates Trust	225	6,584
Physicians Realty Trust	1,475	26,638
Plymouth Industrial REIT, Inc.	245	4,599
Prologis, Inc.	755	57,886
Public Storage	120	26,542
Realty Income Corp.	105	7,351

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
SBA Communications Corp.*	8,615	$1,755,134
Simon Property Group, Inc.	350	60,795
STAG Industrial, Inc.	480	13,814
STORE Capital Corp.	205	6,831
Sun Communities, Inc.	220	27,078
Sunstone Hotel Investors, Inc.	555	7,992
Taubman Centers, Inc.	80	3,944
Tier REIT, Inc.	820	23,239
UDR, Inc.	455	20,452
UMH Properties, Inc.	440	6,182
Urban Edge Properties	800	14,856
Ventas, Inc.	200	12,222
VEREIT, Inc.	2,170	17,924
Vornado Realty Trust	180	12,445
Weingarten Realty Investors	525	15,194
Welltower, Inc.	240	17,887

		5,741,730

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	19,400	18,252
Daito Trust Construction Co. Ltd. (Japan)	100	13,390
SM Prime Holdings, Inc. (Philippines)	27,055	21,536

		53,178

Total Real Estate		5,794,908

Utilities - 0.0%##

Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	1,080	7,990

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	12,100	8,754

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	765	12,002
Engie S.A. (France)	545	8,089

		20,091

Total Utilities		36,835

TOTAL COMMON STOCKS
(Identified Cost $84,303,983)		93,524,957

The accompanying notes are an integral part of the financial statements.

63

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 3.7%

Non-Convertible Corporate Bonds - 3.7%

Communication Services - 0.4%

Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	110,000	$114,190
Verizon Communications, Inc., 5.50%, 3/16/2047	150,000	178,548

		292,738

Media - 0.1%
Discovery Communications LLC, 5.20%, 9/20/2047	120,000	119,426

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	30,000	30,186

Total Communication Services		442,350

Consumer Discretionary - 0.5%

Automobiles - 0.1%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	85,000	84,808
Tesla, Inc.[1], 5.30%, 8/15/2025	5,000	4,275

		89,083

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	106,000	105,205
LGI Homes, Inc.[1], 6.875%, 7/15/2026	35,000	35,437
Meritage Homes Corp., 5.125%, 6/6/2027	20,000	19,750
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	30,000	29,948
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	20,000	20,242
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	15,000	14,700
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	26,000	25,740

		251,022

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	170,000	173,738

Specialty Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	20,000	20,038

Total Consumer Discretionary		533,881

Energy - 0.7%

Energy Equipment & Services - 0.0%##
Nabors Industries, Inc., 5.50%, 1/15/2023	15,000	14,287

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Energy Equipment & Services (continued)
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	20,000	$19,600

		33,887

Oil, Gas & Consumable Fuels - 0.7%
American Midstream Partners LP - American Midstream Finance Corp.[1], 9.50%, 12/15/2021	25,000	24,062
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 3/1/2027	15,000	15,300
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	15,000	14,175
DCP Midstream Operating LP1, 5.35%, 3/15/2020	15,000	15,244
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	28,000	27,230
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	35,000	36,225
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	20,000	19,862
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	109,000	65,128
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	140,000	172,484
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	15,000	14,925
Moss Creek Resources Holdings, Inc.[1], 10.50%, 5/15/2027	5,000	5,125
Natural Resource Partners LP - NRP Finance Corp.[1], 9.125%, 6/30/2025 5,000		5,175
NuStar Logistics LP, 6.75%, 2/1/2021	15,000	15,600
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	25,000	25,559
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	150,000	167,080
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	20,000	19,825
Southwestern Energy Co.[4], 6.20%, 1/23/2025	21,000	20,646
W&T Offshore, Inc.[1], 9.75%, 11/1/2023	15,000	15,262

The accompanying notes are an integral part of the financial statements.

64

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc., 3.75%, 6/15/2027	80,000	$80,231

		759,138

Total Energy		793,025

Financials - 0.8%

Banks - 0.4%
Bank of America Corp., 4.00%, 1/22/2025	160,000	163,941
Citigroup, Inc., 8.125%, 7/15/2039	60,000	90,850
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	80,000	82,956
Santander Holdings USA, Inc., 4.50%, 7/17/2025	110,000	114,677

		452,424

Capital Markets - 0.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	15,000	15,262
LPL Holdings, Inc.[1], 5.75%, 9/15/2025	15,000	15,262
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	160,000	162,329

		192,853

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	30,000	29,550

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	110,000	112,580
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	20,000	20,200
FS Energy & Power Fund[1], 7.50%, 8/15/2023	25,000	25,818
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[1], 6.375%, 12/15/2022	20,000	20,650

		179,248

Insurance - 0.1%
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	100,000	106,200

Total Financials		960,275

Health Care - 0.0%##

Health Care Providers & Services - 0.0%##
DaVita, Inc., 5.00%, 5/1/2025	10,000	9,784

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)

Health Care Providers & Services (continued)
Fresenius Medical Care US Finance II, Inc. (Germany)[1], 5.625%, 7/31/2019	18,000	$18,093
MEDNAX, Inc.[1], 6.25%, 1/15/2027	20,000	20,400

Total Health Care		48,277

Industrials - 0.5%

Airlines - 0.0%##
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	20,000	20,100

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	15,000	15,150
The ADT Security Corp., 4.125%, 6/15/2023	15,000	14,672
GFL Environmental, Inc. (Canada)[1], 8.50%, 5/1/2027	5,000	5,209
Prime Security Services Borrower, LLC - Prime Finance, Inc.[1], 5.25%, 4/15/2024	15,000	15,037
W/S Packaging Holdings, Inc.[1], 9.00%, 4/15/2023	20,000	21,650

		71,718

Construction & Engineering - 0.0%##
Tutor Perini Corp.[1], 6.875%, 5/1/2025	28,000	28,035

Industrial Conglomerates - 0.1%
General Electric Co.[5,6], (3 mo. LIBOR US + 3.330%), 5.00%	110,000	104,123

Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	140,000	140,137
The Manitowoc Co., Inc.[1], 9.00%, 4/1/2026	10,000	10,088

		150,225

Marine - 0.0%##
Global Ship Lease, Inc. (United
Kingdom)[1], 9.875%, 11/15/2022	30,000	30,150

Trading Companies & Distributors - 0.2%
Aircastle Ltd., 6.25%, 12/1/2019	20,000	20,400
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	25,000	25,625
International Lease Finance Corp., 6.25%, 5/15/2019	150,000	150,172

The accompanying notes are an integral part of the financial statements.

65

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)

Trading Companies & Distributors (continued)
Park Aerospace Holdings Ltd. (Ireland)[1], 4.50%, 3/15/2023	19,000	$19,207

		215,404

Total Industrials		619,755

Information Technology - 0.2%

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	160,000	159,308
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	28,000	27,160

Total Information Technology		186,468

Materials - 0.2%

Chemicals - 0.0%##
LSB Industries, Inc.[1], 9.625%, 5/1/2023	15,000	15,563

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[1,7], 8.75%, 1/31/2023	5,000	4,931

Metals & Mining - 0.2%
First Quantum Minerals Ltd. (Zambia)[1], 7.25%, 4/1/2023	10,000	9,905
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	15,000	14,490
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	25,000	25,125
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	30,000	25,200
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	140,000	142,820
Techniplas LLC[1], 10.00%, 5/1/2020	20,000	18,500

		236,040

Total Materials		256,534

Real Estate - 0.1%

Equity Real Estate Investment Trusts (REITS) - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	10,000	9,975
Forestar Group, Inc.[1], 8.00%, 4/15/2024	25,000	25,625
Greystar Real Estate Partners, LLC[1], 5.75%, 12/1/2025	15,000	15,075

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Iron Mountain, Inc.[1], 4.875%, 9/15/2027	15,000	$14,522
iStar, Inc., 5.25%, 9/15/2022	20,000	20,150

Total Real Estate		85,347

Utilities - 0.3%

Gas Utilities - 0.1%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	30,000	29,730

Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[1], 7.00%, 11/15/2019	250,000	251,250

Total Utilities		280,980

TOTAL CORPORATE BONDS (Identified Cost $4,200,757)		4,206,892

MUTUAL FUNDS - 0.1%

iShares U.S. Real Estate ETF	65	5,655
SPDR Gold Shares	655	79,386
VanEck Vectors Gold Miners ETF	1,765	36,871

TOTAL MUTUAL FUNDS (Identified Cost $125,509)		121,912

U.S. TREASURY SECURITIES - 10.1%

U.S. Treasury Bonds - 1.6%
U.S. Treasury Bond, 4.75%, 2/15/2037	830,000	1,072,029
U.S. Treasury Bond, 3.00%, 5/15/2047	515,000	521,659
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	248,568	240,429

Total U.S. Treasury Bonds (Identified Cost $1,781,596)		1,834,117

U.S. Treasury Notes - 8.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,121,507	1,115,768
U.S. Treasury Note, 1.375%, 4/30/2020	1,100,000	1,088,785
U.S. Treasury Note, 1.625%, 5/15/2026	1,100,000	1,044,613
U.S. Treasury Note, 2.375%, 5/15/2027	1,143,000	1,137,017
U.S. Treasury Note, 2.75%, 2/15/2028	1,060,000	1,082,484

The accompanying notes are an integral part of the financial statements.

66

Investment Portfolio - April 30, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.625%, 2/15/2029		4,130,000	$4,172,107

Total U.S. Treasury Notes (Identified Cost $9,576,436)			9,640,774

TOTAL U.S. TREASURY SECURITIES (Identified Cost $11,358,032)			11,474,891

U.S. GOVERNMENT SECURITIES - 1.5%

U.S. Treasury Bill - 1.5%
U.S. Treasury Bill[8] , 2.39%, 9/19/2019
(Identified Cost $1,654,503)		1,670,000	1,654,449

FOREIGN GOVERNMENT SECURITIES - 0.1%

United Kingdom Treasury Bill (United Kingdom)[8], 0.72%, 5/28/2019
(Identified Cost $116,655)	GBP	88,000	114,690

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares[9], 2.33%,
(Identified Cost $ 1,609,096)	1,609,096	$1,609,096

TOTAL INVESTMENTS - 99.5% (Identified Cost $ 103,368,535)		112,706,887
OTHER ASSETS, LESS LIABILITIES - 0.5%		593,877

NET ASSETS - 100%		$113,300,764

ADR - American Depositary Receipt
ETF - Exchange-traded fund
GBP - British Pound

* Non-income producing security.

## Less than 0.1%.

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,113,965, or 1.0% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

[2]	Amount is stated in USD unless otherwise noted.
[3]	Floating rate security. Rate shown is the rate in effect as of April 30, 2019.
[4]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[5]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.
[6]Security	is perpetual in nature and has no stated maturity date.
[7]	Represents a Payment-In-Kind bond.
[8]	Represents the annualized yield at time of purchase.
[9]Rate	shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

67

Statement of Assets and Liabilities - Blended Asset Maximum Series

April 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $103,368,535) (Note 2)	$112,706,887
Foreign currency, at value (identified cost $2,418)	2,433
Receivable for securities sold	880,435
Receivable for fund shares sold	279,186
Interest receivable	128,806
Foreign tax reclaims receivable	51,587
Dividends receivable	51,480
Prepaid expenses	1,019

TOTAL ASSETS	114,101,833

LIABILITIES:

Accrued management fees (Note 3)	33,039
Accrued fund accounting and administration fees (Note 3)	10,033
Accrued Chief Compliance Officer service fees (Note 3)	637
Payable for securities purchased	620,615
Payable for fund shares repurchased	87,309
Other payables and accrued expenses	49,436

TOTAL LIABILITIES	801,069

TOTAL NET ASSETS	$113,300,764

NET ASSETS CONSIST OF:

Capital stock	$92,904
Additional paid-in-capital	109,243,065
Total distributable earnings (loss)	3,964,795

TOTAL NET ASSETS	$113,300,764

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($113,300,764/ 9,290,371 shares)	$12.20

The accompanying notes are an integral part of the financial statements.

68

Statement of Operations - Blended Asset Maximum Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $61,962)	$945,712
Interest	279,333

Total Investment Income	1,225,045

EXPENSES:

Management fees (Note 3)	294,448
Fund accounting and administration fees (Note 3)	38,557
Directors’ fees (Note 3)	5,418
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	14,573
Miscellaneous	37,618

Total Expenses	392,968
Less reduction of expenses (Note 3)	(69,075)

Net Expenses	323,893

NET INVESTMENT INCOME	901,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	(4,868,628)
Foreign currency and translation of other assets and liabilities	(3,821)

(4,872,449)

Net change in unrealized appreciation (depreciation) on- Investments	10,985,193
Foreign currency and translation of other assets and liabilities	(224)

10,984,969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,112,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,013,672

The accompanying notes are an integral part of the financial statements.

69

Statements of Changes in Net Assets - Blended Asset Maximum Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$901,152	$1,335,682
Net realized gain (loss) on investments and foreign currency	(4,872,449)	6,055,941
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,984,969	(1,699,434)

Net increase from operations	7,013,672	5,692,189

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class R6	(7,998,460)	(855,074)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(27,010,864)	(14,120,006)

Net decrease in net assets	(27,995,652)	(9,282,891)

NET ASSETS:

Beginning of period	141,296,416	150,579,307

End of period	$113,300,764	$141,296,416

The accompanying notes are an integral part of the financial statements.

70

Financial Highlights - Blended Asset Maximum Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)		FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD 10/13/17[1] TO 10/31/17

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$11.85		$11.60	$11.59

Income (loss) from investment operations:

Net investment income (loss)[2]	0.09		0.12	(0.00)[3]

Net realized and unrealized gain on investments	0.90		0.21	0.01

Total from investment operations	0.99		0.33	0.01

Less distributions to shareholders:

From net investment income	(0.07)		(0.07)	—

From net realized gain on investments	(0.57)		(0.01)	—

Total distributions to shareholders	(0.64)		(0.08)	—

Net asset value - End of period	$12.20		$11.85	$11.60

Net assets - End of period (000’s omitted)	$113,301		$141,296	$150,579

Total return[4]	9.24%		2.77%	0.09%

Ratios (to average net assets)/Supplemental Data:

Expenses	0.55%	[5]	0.55%	0.55%	[5]

Net investment income (loss)	1.53%	[5]	0.96%	0.11%	[5]

Series portfolio turnover	46%		85%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.12%	[5]	0.10%	0.66%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

71

Notes to Financial Statements

(unaudited)

1.	Organization

Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series and Blended Asset Maximum Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Blended Asset Conservative Series - primary objective is to provide current income and its secondary objectives are to provide preservation of capital and long-term growth of capital; secondary objective is to provide income and long-term growth of capital. Blended Asset Moderate Series - equal emphasis on long-term growth of capital and preservation of capital. Blended Asset Extended Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Blended Asset Maximum Series - primary objective is long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). The Series are offered exclusively to other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 100 million have been designated in each of the Series for Class R6 common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively

72

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

	BLENDED ASSET CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$1,412,567	$985,736	$426,831	$—
Consumer Discretionary	1,450,318	1,202,879	247,439	—
Consumer Staples	2,965,218	1,962,065	1,003,153	—
Energy	1,181,565	1,181,565	—	—
Financials	2,796,274	2,796,274	—	—
Health Care	3,826,350	3,395,196	431,154	—
Industrials	1,312,411	1,312,411	—	—
Information Technology	2,715,163	2,715,163	—	—
Materials	865,013	865,013	—	—
Real Estate	2,374,327	2,360,213	14,114	—
Utilities	166,634	166,634	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	23,207,994	—	23,207,994	—
Corporate debt:
Communication Services	1,960,646	—	1,960,646	—
Consumer Discretionary	2,098,118	—	2,098,118	—
Energy	3,085,482	—	3,085,482	—
Financials	5,034,021	—	5,034,021	—

73

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3

Health Care	$1,482,522	$—	$1,482,522	$—
Industrials	2,362,006	—	2,362,006	—
Information Technology	595,406	—	595,406	—
Materials	945,959	—	945,959	—
Real Estate	214,667	—	214,667	—
Utilities	280,980	—	280,980	—
Asset-backed securities	3,239,878	—	3,239,878	—
Commercial mortgage-backed securities	7,667,571	—	7,667,571	—
Foreign government bonds	2,455,019	—	2,455,019	—
Mutual funds	1,345,848	1,345,848	—	—

Total assets	77,041,957	20,288,997	56,752,960	—

Liabilities:
Other financial instruments*:
Equity contracts	(5,784)	(3,964)	(1,820)	—

Total liabilities	(5,784)	(3,964)	(1,820)	—

Total	$77,036,173	$20,285,033	$56,751,140	$—

	BLENDED ASSET MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3

Assets:
Equity securities:
Communication Services	$3,375,713	$2,200,993	$1,174,720	$—
Consumer Discretionary	2,795,705	1,932,744	862,961	—
Consumer Staples	6,040,050	3,252,498	2,787,552	—
Energy	1,200,513	1,042,585	157,928	—
Financials	3,686,713	3,363,336	323,377	—
Health Care	6,624,936	5,475,564	1,149,372	—
Industrials	752,852	395,313	357,539	—
Information Technology	4,858,239	4,776,329	81,910	—
Materials	1,059,281	948,201	111,080	—
Real Estate	2,782,588	2,717,483	65,105	—
Utilities	25,272	—	25,272	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	31,065,165	—	31,065,165	—
Corporate debt:
Communication Services	1,674,029	—	1,674,029	—
Consumer Discretionary	1,820,434	—	1,820,434	—
Energy	2,295,980	—	2,295,980	—
Financials	4,313,946	—	4,313,946	—
Health Care	595,971	—	595,971	—
Industrials	1,993,635	—	1,993,635	—
Information Technology	499,719	—	499,719	—
Materials	750,972	—	750,972	—
Real Estate	232,734	—	232,734	—
Utilities	285,935	—	285,935	—
Asset-backed securities	4,294,497	—	4,294,497	—
Commercial mortgage-backed securities	4,953,072	—	4,953,072	—
Foreign government bonds	1,985,478	—	1,985,478	—

74

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Foreign government securities	$69,075	$—	$69,075	$—
Mutual funds	1,029,639	1,029,639	—	—

Total assets	91,062,143	27,134,685	63,927,458	—

Liabilities:
Other financial instruments*:
Equity contracts	(9,420)	(7,600)	(1,820)	—

Total liabilities	(9,420)	(7,600)	(1,820)	—

Total	$91,052,723	$27,127,085	$63,925,638	$—

	BLENDED ASSET EXTENDED SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,784,671	$5,134,062	$2,650,609	$—
Consumer Discretionary	6,509,123	4,610,888	1,898,235	—
Consumer Staples	13,528,354	7,215,970	6,312,384	—
Energy	2,718,692	2,360,766	357,926	—
Financials	8,230,666	7,530,016	700,650	—
Health Care	14,920,144	12,380,760	2,539,384	—
Industrials	1,755,983	911,150	844,833	—
Information Technology	11,051,846	10,804,321	247,525	—
Materials	2,398,693	2,151,084	247,609	—
Real Estate	5,697,022	5,544,542	152,480	—
Utilities	52,897	—	52,897	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	42,238,095	—	42,238,095	—
Corporate debt:
Communication Services	2,343,555	—	2,343,555	—
Consumer Discretionary	2,793,178	—	2,793,178	—
Energy	3,284,557	—	3,284,557	—
Financials	6,125,729	—	6,125,729	—
Health Care	90,138	—	90,138	—
Industrials	3,066,248	—	3,066,248	—
Information Technology	802,500	—	802,500	—
Materials	1,072,363	—	1,072,363	—
Real Estate	354,888	—	354,888	—
Utilities	466,480	—	466,480	—
Asset-backed securities	6,088,575	—	6,088,575	—
Commercial mortgage-backed securities	6,284,059	—	6,284,059	—
Foreign government bonds	2,695,528	—	2,695,528	—
Foreign government securities	157,699	—	157,699	—
Mutual funds	2,601,592	2,601,592	—	—

Total assets	155,113,275	61,245,151	93,868,124	—

Liabilities:
Other financial instruments*:
Equity contracts	(21,492)	(17,852)	(3,640)	—

Total liabilities	(21,492)	(17,852)	(3,640)	—

75

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET EXTENDED SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3

Total	$155,091,783	$61,227,299	$93,864,484	$—

	BLENDED ASSET MAXIMUM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,359,007	$7,036,869	$2,322,138	$—
Consumer Discretionary	13,325,746	11,872,073	1,453,673	—
Consumer Staples	15,977,266	11,411,516	4,565,750	—
Energy	2,756,192	2,493,092	263,100	—
Financials	11,501,276	8,953,078	2,548,198	—
Health Care	14,191,991	12,812,087	1,379,904	—
Industrials	1,733,396	1,154,024	579,372	—
Information Technology	11,876,293	11,179,280	697,013	—
Materials	6,972,047	5,875,178	1,096,869	—
Real Estate	5,794,908	5,691,032	103,876	—
Utilities	36,835	—	36,835	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	13,129,340	—	13,129,340	—
Corporate debt:
Communication Services	442,350	—	442,350	—
Consumer Discretionary	533,881	—	533,881	—
Energy	793,025	—	793,025	—
Financials	960,275	—	960,275	—
Health Care	48,277	—	48,277	—
Industrials	619,755	—	619,755	—
Information Technology	186,468	—	186,468	—
Materials	256,534	—	256,534	—
Real Estate	85,347	—	85,347	—
Utilities	280,980	—	280,980	—
Foreign government securities	114,690	—	114,690	—
Mutual funds	1,731,008	1,731,008	—	—

Total assets	$112,706,887	$80,209,237	$32,497,650	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by any of the Blended Asset Series as of October 31, 2018 and April 30, 2019.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-320): “Premium Amortization of Purchased Callable Debt Securities” which shortens the amortized period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Series will adopt and apply ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment on of November 1, 2019. As a result of the adoption of ASU 2017-08, the amortized cost basis of investments will be reduced and unrealized appreciation of investments will be increased, but there will be no impact on net assets or overall results of operations.

76

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an

77

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2019 is Pershing LLC, a BNY Mellon Company.

The following table presents the present value of derivatives held at April 30, 2019 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

BLENDED ASSET CONSERVATIVE SERIES
STATEMENT OF ASSETS AND LIABILITIES

Derivative	Liabilities Location

Equity contracts	Options written, at value	$(5,784)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on options written	$48,291
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$9,496

BLENDED ASSET MODERATE SERIES
STATEMENT OF ASSETS AND LIABILITIES

Derivative	Liabilities Location

Equity contracts	Options written, at value	$(9,420)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on options written	$79,335
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$13,702

78

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

BLENDED ASSET EXTENDED SERIES
STATEMENT OF ASSETS AND LIABILITIES

Derivative	Liabilities Location

Equity contracts	Options written, at value	$(21,492)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on options written	$197,621
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$33,371

The average month-end balances for the six months ended April 30, 2019, the period in which such derivatives were outstanding, were as follows:

	BLENDED ASSET CONSERVATIVE SERIES	BLENDED ASSET MODERATE SERIES	BLENDED ASSET EXTENDED SERIES
Options:
Average number of option contracts written	34	61	146
Average notional value of option contracts written	$440,984	$767,348	$1,854,088

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie

79

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on April 30, 2019.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2019.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

80

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote at the end of each applicable Series’ Investment Portfolio. No such investments were held by the Series on April 30, 2019.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2019, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2017 and the year ended October 31, 2018. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Blended Asset Conservative Term Series, 0.45% for Blended Asset Moderate Series, and 0.50% for Blended Asset Extended Series and Blended Asset Maximum Series, of the Series’ average daily net assets.

81

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Advisor has contractually agreed to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Blended Asset Conservative Series	0.45%
Blended Asset Moderate Series	0.50%
Blended Asset Extended Series	0.55%
Blended Asset Maximum Series	0.55%

For the six months ended April 30, 2019, the Advisor waived the following amounts which are included as a reduction of expenses on the Statements of Operations:

SERIES/CLASS	WAIVER AMOUNT
Blended Asset Conservative Series Class R6	$75,607
Blended Asset Moderate Series Class R6	82,529
Blended Asset Extended Series Class R6	80,632
Blended Asset Maximum Series Class R6	69,075

Effective March 1, 2019, these contractual waivers are expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through their investments in other investment companies. The Advisor may receive from a Series the difference between the Series’ total direct annual fund operating expenses and the Series’ contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. At April 30, 2019, the Advisor is eligible to recoup $25,565, $27,244, $26,649, and $22,163 from Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series and Blended Asset Maximum Series, respectively. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the

82

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

	PURCHASES		SALES
SERIES	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT

Blended Asset Conservative Series	$11,147,774	$29,236,788	$38,055,605	$58,433,540
Blended Asset Moderate Series	17,980,617	30,988,152	36,166,019	43,258,690
Blended Asset Extended Series	34,751,854	39,231,709	72,200,847	60,559,157
Blended Asset Maximum Series	34,986,230	17,844,593	66,645,972	21,313,065

5.	Capital Stock Transactions

Transactions in Class R6 shares of each Series were:

BLENDED CONSERVATIVE	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/19		ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT

Sold	561,557	$5,968,627	3,757,705	$40,809,799
Repurchased	(5,539,398)	(57,947,133)	(1,142,825)	(12,463,628)

Total	(4,977,841)	$(51,978,506)	2,614,880	$28,346,171

BLENDED ASSET MODERATE	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/19		ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT

Sold	1,639,662	$17,150,715	4,058,746	$43,857,457
Repurchased	(4,400,575)	(45,353,422)	(3,865,514)	(42,051,831)

Total	(2,760,913)	$(28,202,707)	193,232	$1,805,626

BLENDED ASSET EXTENDED	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/19		ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT

Sold	2,615,444	$26,434,640	8,029,832	$83,952,516
Repurchased	(8,422,092)	(83,127,321)	(7,806,382)	(82,399,822)

Total	(5,806,648)	$(56,692,681)	223,450	$1,552,694

BLENDED ASSET MAXIMUM	FOR THE SIX MONTHS		FOR THE YEAR
SERIES CLASS R6:	ENDED 4/30/19		ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT

Sold	2,038,040	$23,021,882	4,814,424	$58,687,962
Repurchased	(4,673,748)	(50,032,746)	(5,871,326)	(72,807,968)

Total	(2,635,708)	$(27,010,864)	(1,056,902)	$(14,120,006)

1Commencement of operations.

At April 30, 2019, the Target Income Series another series of the Fund, owned 98.7% of Blended Asset Conservative Series. The Target 2020 Series and Target 2025 Series, other series of the Fund, owned 57.5%, and 42.6%, respectively, of

83

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Blended Asset Moderate Series. The Target 2025 Series, The Target 2030 Series, Target 2035 Series, and Target 2040 Series, other series of the Fund, owned 16.9%, 45.5%, 19.1% and 13.7%, respectively, of Blended Asset Extended Series. The Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, and Target 2055 Series, other series of the Fund, owned 11.8%, 24.3%, 17.0%, 23.8%, and, 10.3%, respectively, of Blended Asset Maximum Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended April 30, 2019, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2019, Blended Asset Conservative Series, Blended Asset Moderate Series and Blended Asset Extended Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2019, none of the Series held any loan assignments.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

84

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018 were as follows:

	BLENDED ASSET CONSERVATIVE SERIES	BLENDED ASSET MODERATE SERIES	BLENDED ASSET EXTENDED SERIES	BLENDED ASSET MAXIMUM SERIES
Ordinary income	$1,240,645	$1,043,313	$1,607,139	$854,993
Long-term capital gains	—	—	—	81

At April 30, 2019, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	BLENDED ASSET CONSERVATIVE SERIES	BLENDED ASSET MODERATE SERIES	BLENDED ASSET EXTENDED SERIES	BLENDED ASSET MAXIMUM SERIES
Cost for federal income tax purposes	$75,008,661	$87,714,301	$148,249,205	$104,200,979
Unrealized appreciation	2,618,991	4,242,480	8,832,405	10,764,370
Unrealized depreciation	(591,479)	(904,058)	(1,989,827)	(2,258,462)

Net unrealized appreciation	$2,027,512	$3,338,422	$6,842,578	$8,505,908

At October 31, 2018, Blended Asset Conservative Series and Blended Asset Moderate Series had net short-term capital loss carryforwards of $930,649 and $290,393 and long-term capital loss carryforwards of $195,943 and $426,622, respectively, which may be carried forward indefinitely.

85

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s core strategies that have resulted in a downward trend in assets under management. After discussion, the Board concluded that notwithstanding the performance challenges of certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented pro-forma information related to several management fee and overall expense reductions that were set to take effect in early 2019. These changes were approved by the Board in a prior meeting and by shareholders at a Shareholder Meeting in May 2018.

•

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to

86

Renewal of Investment Advisory Agreement (continued)

(unaudited)

subsidize the expenses of the Series operating above their expense cap, noting that 27 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current and pro-forma advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-transfer agent fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current and pro-forma fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

87

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88

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89

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNBLA-04/19-SAR

Manning & Napier Fund, Inc.

Disciplined Value Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,076.10	$4.27	0.83%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class I
Actual	$1,000.00	$1,077.60	$2.99	0.58%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.92	$2.91	0.58%
Class W
Actual	$1,000.00	$1,027.00	$0.25	0.15%
Hypothetical
(5% return before expenses)	$1,000.00	$1,007.97	$0.25	0.15%
Class Z
Actual	$1,000.00	$1,027.40	$0.75	0.45%
Hypothetical
(5% return before expenses)	$1,000.00	$1,007.48	$0.74	0.45%

1

Disciplined Value Series

Shareholder Expense Example

(unaudited)

1Class W and Class Z inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W & Class Z Actual and Hypothetical return information, which reflects the 61 day period ended April 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

2

Disciplined Value Series

Portfolio Composition as of April 30, 2019

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

3

Disciplined Value Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.8%

Communication Services - 0.4%
Entertainment - 0.4%
Viacom, Inc. - Class B	29,348	$848,451

Consumer Discretionary - 5.4%
Distributors - 0.5%
Genuine Parts Co.	11,548	1,184,132

Multiline Retail - 0.4%
Kohl’s Corp.	13,222	940,084

Specialty Retail - 3.7%
Best Buy Co., Inc.	18,411	1,369,962
The Gap, Inc.	31,965	833,647
The Home Depot, Inc.	33,275	6,778,118

		8,981,727

Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	21,033	1,985,726

Total Consumer Discretionary		13,091,669

Consumer Staples - 12.8%
Beverages - 0.4%
Molson Coors Brewing Co. - Class B	13,888	891,471

Food & Staples Retailing - 5.5%
The Kroger Co.	37,350	962,883
Sysco Corp.	28,052	1,974,019
Walgreens Boots Alliance, Inc.	41,688	2,233,226
Walmart, Inc.	78,045	8,026,148

		13,196,276

Food Products - 4.8%
Archer-Daniels-Midland Co.	26,927	1,200,944
Conagra Brands, Inc.	28,605	880,462
General Mills, Inc.	35,119	1,807,575
The Hershey Co.	12,238	1,527,914
The J.M. Smucker Co.	8,375	1,027,026
Kellogg Co.	19,739	1,190,262
Mondelez International, Inc. - Class A	56,172	2,856,346
Tyson Foods, Inc. - Class A	15,492	1,162,055

		11,652,584

Household Products - 2.1%
Colgate-Palmolive Co.	38,625	2,811,514
Kimberly-Clark Corp.	17,522	2,249,474

		5,060,988

Total Consumer Staples		30,801,319

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 6.3%
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	47,685	$1,145,395
Halliburton Co.	41,461	1,174,590

		2,319,985

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	43,746	5,252,145
Marathon Petroleum Corp.	36,874	2,244,520
Occidental Petroleum Corp.	29,689	1,748,088
Phillips 66	17,657	1,664,525
Valero Energy Corp.	22,070	2,000,866

		12,910,144

Total Energy		15,230,129

Financials - 16.7%
Banks - 14.3%
Bank of America Corp.	187,713	5,740,264
BB&T Corp.	29,264	1,498,317
Citigroup, Inc.	54,754	3,871,108
Fifth Third Bancorp	43,866	1,264,218
JPMorgan Chase & Co.	73,188	8,493,467
KeyCorp.	59,474	1,043,769
Regions Financial Corp.	52,295	812,141
SunTrust Banks, Inc.	22,489	1,472,580
U.S. Bancorp	64,947	3,462,974
Wells Fargo & Co.	139,736	6,764,620

		34,423,458

Insurance - 2.4%
The Allstate Corp.	13,517	1,338,993
Chubb Ltd.	14,566	2,114,983
The Hartford Financial Services Group, Inc.	17,652	923,376
The Travelers Cos., Inc.	10,249	1,473,294

		5,850,646

Total Financials		40,274,104

Health Care - 18.5%
Biotechnology - 5.2%
AbbVie, Inc.	57,067	4,530,549
Amgen, Inc.	24,672	4,424,183
Gilead Sciences, Inc.	54,753	3,561,135

		12,515,867

Health Care Equipment & Supplies - 1.4%
Medtronic plc	36,724	3,261,458

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.5%
CVS Health Corp.	51,889	$2,821,724
Quest Diagnostics, Inc.	8,777	845,927

		3,667,651

Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	63,104	2,929,919
Johnson & Johnson	59,658	8,423,710
Merck & Co., Inc.	84,032	6,614,159
Pfizer, Inc.	176,659	7,174,122

		25,141,910

Total Health Care		44,586,886

Industrials - 21.6%
Aerospace & Defense - 6.7%
The Boeing Co.	17,035	6,433,950
General Dynamics Corp.	10,076	1,800,783
Lockheed Martin Corp.	10,719	3,572,964
United Technologies Corp.	30,779	4,389,393

		16,197,090

Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	11,865	961,065
United Parcel Service, Inc. - Class B	37,546	3,988,136

		4,949,201

Building Products - 0.7%
Johnson Controls International plc	45,067	1,690,012

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	21,267	2,282,800

Electrical Equipment - 2.2%
Eaton Corp. plc	23,732	1,965,484
Emerson Electric Co.	31,708	2,250,951
Rockwell Automation, Inc.	5,909	1,067,815

		5,284,250

Industrial Conglomerates - 3.7%
3M Co.	23,729	4,496,883
Honeywell International, Inc.	25,568	4,439,372

		8,936,255

Machinery - 2.9%
Caterpillar, Inc.	21,526	3,001,155

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Cummins, Inc.	9,812	$1,631,637
Illinois Tool Works, Inc.	14,345	2,232,512

		6,865,304

Road & Rail - 1.9%
Union Pacific Corp.	25,397	4,496,285

Trading Companies & Distributors - 0.5%
Fastenal Co.	18,472	1,303,200

Total Industrials		52,004,397

Information Technology - 14.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	128,096	7,166,971

IT Services - 1.9%
International Business Machines Corp.	33,313	4,672,815

Semiconductors & Semiconductor Equipment - 8.6%
Applied Materials, Inc.	35,358	1,558,226
Broadcom, Inc.	12,954	4,124,554
Intel Corp.	138,779	7,083,280
KLA-Tencor Corp.	10,843	1,382,266
Lam Research Corp.	6,151	1,275,902
Maxim Integrated Products, Inc.	17,274	1,036,440
Texas Instruments, Inc.	35,537	4,187,325

		20,647,993

Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	12,658	922,135
Western Digital Corp.	19,730	1,008,598

		1,930,733

Total Information Technology		34,418,512

Materials - 2.8%
Chemicals - 1.9%
Dow, Inc.*	29,480	1,672,401
Eastman Chemical Co.	11,347	895,051
LyondellBasell Industries N.V. - Class A	21,756	1,919,532

		4,486,984

Containers & Packaging - 0.4%
International Paper Co.	20,303	950,383

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.5%
Nucor Corp.	22,512	$1,284,760

Total Materials		6,722,127

TOTAL COMMON STOCKS (Identified Cost $228,493,518)		237,977,594

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Government Cash Management, Institutional Shares, 2.33%[1], (Identified Cost $3,720,018)	3,720,018	3,720,018

TOTAL INVESTMENTS - 100.3%
(Identified Cost $232,213,536)		241,697,612

LIABILITIES, LESS OTHER ASSETS - (0.3%)		(719,193)

NET ASSETS - 100%		$240,978,419

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $232,213,536) (Note 2)	$241,697,612

Receivable for securities sold	50,486,193

Receivable for fund shares sold	438,664

Dividends receivable	204,164

Foreign tax reclaims receivable	12,628

Prepaid and other expenses	40,991

TOTAL ASSETS	292,880,252

LIABILITIES:

Accrued management fees (Note 3)	58,071

Accrued sub-transfer agent fees (Note 3)	39,239

Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	18,122

Accrued fund accounting and administration fees (Note 3)	12,214

Accrued Chief Compliance Officer service fees (Note 3)	637

Payable for securities purchased	51,703,472

Payable for fund shares repurchased	51,835

Other payables and accrued expenses	18,243

TOTAL LIABILITIES	51,901,833

TOTAL NET ASSETS	$240,978,419

NET ASSETS CONSIST OF:

Capital stock	$227,935

Additional paid-in-capital	224,194,990

Total distributable earnings (loss)	16,555,494

TOTAL NET ASSETS	$240,978,419

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($87,166,192/11,595,360 shares)	$7.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($133,326,487/9,699,412 shares)	$13.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($146,174/19,428 shares)	$7.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($20,339,566/1,479,299 shares)	$13.75

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends	$2,850,055

EXPENSES:

Management fees (Note 3)	391,244

Shareholder services fees (Class S) (Note 3)	63,792

Sub-transfer agent fees (Note 3)	39,239

Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	36,252

Fund accounting and administration fees (Note 3)	34,065

Directors’ fees (Note 3)	6,644

Chief Compliance Officer service fees (Note 3)	2,354

Transfer agent fees	42,056

Custodian fees	3,473

Miscellaneous	56,729

Total Expenses	675,848

Less reduction of expenses (Note 3)	(778)

Net Expenses	675,070

NET INVESTMENT INCOME	2,174,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	6,989,637

Net change in unrealized appreciation (depreciation) on investments	7,559,963

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	14,549,600

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,724,585

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,174,985	$2,290,113

Net realized gain (loss) on investments	6,989,637	25,894,128

Net change in unrealized appreciation (depreciation) on investments	7,559,963	(21,487,274)

Net increase from operations	16,724,585	6,696,967

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class S	(16,517,022)	(10,674,798)

Class I	(11,589,341)	(12,965,874)

Class W	(25)	—

Class Z	(54,467)	—

Total distributions to shareholders	(28,160,855)	(23,640,672)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	91,463,335	29,598,590

Net increase in net assets	80,027,065	12,654,885

NET ASSETS:

Beginning of period	160,951,354	148,296,469

End of period	$240,978,419	$160,951,354

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.77	$11.42	$10.16	$11.64	$12.75	$11.88

Income from investment operations:

Net investment income[1]	0.08	0.16	0.20	0.22	0.26	0.26

Net realized and unrealized gain (loss) on investments	0.38	0.72	1.89	0.53	(0.21)	1.25

Total from investment operations	0.46	0.88	2.09	0.75	0.05	1.51

Less distributions to shareholders:

From net investment income	(0.10)	(0.27)	(0.33)	(0.32)	(0.36)	(0.34)

From net realized gain on investments	(1.61)	(3.26)	(0.50)	(1.91)	(0.80)	(0.30)

Total distributions to shareholders	(1.71)	(3.53)	(0.83)	(2.23)	(1.16)	(0.64)

Net asset value - End of period	$7.52	$8.77	$11.42	$10.16	$11.64	$12.75

Net assets - End of period (000’s omitted)	$87,166	$72,088	$30,940	$15,022	$15,471	$13,716

Total return[2]	7.61%	8.14%	21.52%	7.99%	0.63%	13.12%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.83% [3]	0.85%	0.82%	0.82%	0.79%	0.79%

Net investment income	2.06% [3]	1.71%	1.91%	2.19%	2.14%	2.11%

Portfolio turnover	33%	96%	34%	39%	49%	23%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.04%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$14.55	$16.76	$14.54	$15.69	$16.76	$15.41

Income from investment operations:

Net investment income[1]	0.15	0.31	0.35	0.35	0.39	0.38

Net realized and unrealized gain (loss) on investments	0.77	1.03	2.73	0.75	(0.27)	1.64

Total from investment operations	0.92	1.34	3.08	1.10	0.12	2.02

Less distributions to shareholders:

From net investment income	(0.11)	(0.29)	(0.36)	(0.34)	(0.39)	(0.37)

From net realized gain on investments	(1.61)	(3.26)	(0.50)	(1.91)	(0.80)	(0.30)

Total distributions to shareholders	(1.72)	(3.55)	(0.86)	(2.25)	(1.19)	(0.67)

Net asset value - End of period	$13.75	$14.55	$16.76	$14.54	$15.69	$16.76

Net assets - End of period (000’s omitted)	$133,326	$88,864	$117,357	$152,751	$160,999	$191,337

Total return[2]	7.76%	8.35%	21.86%	8.24%	0.91%	13.44%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.58% [3]	0.60%	0.57%	0.57%	0.54%	0.54%

Net investment income	2.29% [3]	2.05%	2.24%	2.46%	2.44%	2.38%

Portfolio turnover	33%	96%	34%	39%	49%	23%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.04%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

Disciplined Value Series

Financial Highlights - Class W

	FOR THE PERIOD 3/1/19[1] TO 4/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$7.36

Income (loss) from investment operations:

Net investment income[2]	0.02

Net realized and unrealized gain on investments	0.18

Total from investment operations	0.20

Less distributions to shareholders:

From net investment income	(0.04)

Net asset value - End of period	$7.52

Net assets - End of period (000’s omitted)	$146

Total return[3]	2.70%

Ratios (to average net assets)/Supplemental Data:

Expenses	0.15%	[4]

Net investment income[4]	1.47%	[4]

Portfolio turnover	33%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.32%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE PERIOD 3/1/19[1] TO 4/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$13.42

Income (loss) from investment operations:

Net investment income[2]	0.04

Net realized and unrealized gain on investments	0.33

Total from investment operations	0.37

Less distributions to shareholders:

From net investment income	(0.04)

Net asset value - End of period	$13.75

Net assets - End of period (000’s omitted)	$20,340

Total return[3]	2.74%

Ratios (to average net assets)/Supplemental Data:

Expenses	0.45%	[4]

Net investment income	1.61%	[4]

Portfolio turnover	33%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.02%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Class W and Z shares of the Series were issued on March 1, 2019. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Communication Services	$848,451	$848,451	$—	$—
Consumer Discretionary	13,091,669	13,091,669	—	—
Consumer Staples	30,801,319	30,801,319	—	—
Energy	15,230,129	15,230,129	—	—
Financials	40,274,104	40,274,104	—	—
Health Care	44,586,886	44,586,886	—	—
Industrials	52,004,397	52,004,397	—	—
Information Technology	34,418,512	34,418,512	—	—
Materials	6,722,127	6,722,127	—	—
Mutual Fund	3,720,018	3,720,018	—	—

Total assets	$241,697,612	$241,697,612	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or April 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30,

17

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2015 through October 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.45%.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Effective March 1, 2019, the Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to

18

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $47 in management fees for Class W shares for the six months ended April 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $3 and $728 for Class W and Class Z shares, respectively, for the six months ended April 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At April 30, 2019, the Advisor is eligible to recoup $731. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $130,383,552 and $64,593,401, respectively. There were no purchases or sales of U.S. Government securities.

19

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,949,782	$44,620,459	9,688,588	$88,377,970
Reinvested	2,394,514	16,120,551	1,204,163	10,575,138
Repurchased	(4,969,981)	(34,571,170)	(5,379,786)	(47,861,945)

Total	3,374,315	$26,169,840	5,512,965	$51,091,163

CLASS I	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,208,432	$67,655,649	4,156,876	$63,107,551
Reinvested	839,400	10,315,663	525,788	7,609,244
Repurchased	(2,455,449)	(32,650,932)	(5,577,192)	(92,209,368)

Total	3,592,383	$45,320,380	(894,528)	$(21,492,573)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	19,424	$142,400
Reinvested	4	25
Repurchased	—	—

Total	19,428	$142,425

CLASS Z	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	1,515,385	$20,319,342
Reinvested	2,374	31,596
Repurchased	(38,460)	(520,248)

Total	1,479,299	$19,830,690

At April 30, 2019 the Advisor and its affiliates owned less than 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended April 30, 2019, the Series did not borrow under the line of credit.

20

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2019.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018 were as follows:

Ordinary income	$3,681,015
Long-term capital gains	19,959,657

At April 30, 2019, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$233,303,971
Unrealized appreciation	13,679,691
Unrealized depreciation	(5,286,050)

Net unrealized appreciation	$8,393,641

21

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s core strategies that have resulted in a downward trend in assets under management. After discussion, the Board concluded that notwithstanding the performance challenges of certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented pro-forma information related to several management fee and overall expense reductions that were set to take effect in early 2019. These changes were approved by the Board in a prior meeting and by shareholders at a Shareholder Meeting in May 2018.

•

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to

22

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

subsidize the expenses of the Series operating above their expense cap, noting that 27 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current and pro-forma advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-transfer agent fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current and pro-forma fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

23

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24

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25

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at

www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/19-SAR

  Manning & Napier Fund, Inc.

  Overseas Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S

Actual	$1,000.00	$1,087.90	$5.44	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class I

Actual	$1,000.00	$1,090.00	$3.89	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class W

Actual	$1,000.00	$1,043.10	$0.08	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.14	$0.08	0.05%
Class Z

Actual	$1,000.00	$1,090.00	$3.37	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

1Class W inception date was March 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return

1

Overseas Series

Shareholder Expense Example

(unaudited)

information, which reflects the 61 day period ended April 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

2

Overseas Series

Portfolio Composition as of April 30, 2019

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk. [3]Miscellaneous Argentina 0.5% Chile 0.5% Denmark 0.3% Zambia 0.5%

Sector Allocation[4]

4As a percentage of net assets.

3

Overseas Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 93.2%

Communication Services - 10.0%
Entertainment - 3.9%
Nexon Co. Ltd. (Japan)*	880,000	$12,526,973
Sea Ltd. - ADR (Thailand)*	422,115	10,506,442

		23,033,415

Interactive Media & Services - 3.4%
Tencent Holdings Ltd. - Class H (China)	410,100	20,212,870

Media - 2.7%
Quebecor, Inc. - Class B (Canada)	296,773	7,401,050
Shaw Communications, Inc. - Class B (Canada)	441,435	8,939,413

		16,340,463

Total Communication Services		59,586,748

Consumer Discretionary - 7.2%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International, Inc. (Canada)	93,110	6,074,496

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. - ADR (China)*	31,720	5,886,280
Despegar.com Corp. (Argentina)*	189,295	2,761,814

		8,648,094

Multiline Retail - 1.0%
B&M European Value Retail S.A. (United Kingdom)	1,138,515	5,869,367

Specialty Retail - 1.4%
Industria de Diseno Textil S.A. (Spain)	282,265	8,546,620

Textiles, Apparel & Luxury Goods - 2.3%
lululemon athletica, Inc. (United States)*	76,465	13,484,603

Total Consumer Discretionary		42,623,180

Consumer Staples - 23.1%
Beverages - 9.5%
Ambev S.A. - ADR (Brazil)	2,675,946	12,603,706
Anheuser-Busch InBev S.A./N.V. (Belgium)	260,800	23,187,073
Diageo plc (United Kingdom)	486,435	20,507,019

		56,297,798

Food Products - 6.1%
Danone S.A. (France)	182,105	14,722,323
Nestle S.A. (Switzerland)	224,370	21,601,817

		36,324,140

Personal Products - 6.5%
Beiersdorf AG (Germany)	115,831	12,674,361

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	425,860	$25,892,288

		38,566,649

Tobacco - 1.0%
British American Tobacco plc - ADR (United Kingdom)	151,125	5,924,100

Total Consumer Staples		137,112,687

Energy - 4.8%
Energy Equipment & Services - 3.4%
Schlumberger Ltd. (United States)	474,490	20,251,233

Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp. (Canada)	741,780	8,189,251

Total Energy		28,440,484

Financials - 8.8%
Banks - 4.2%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	151,805	6,075,236
Bankinter S.A. (Spain)	1,266,745	10,125,384
FinecoBank Banca Fineco S.p.A. (Italy)	652,465	8,594,255

		24,794,875

Capital Markets - 4.6%
Deutsche Boerse AG (Germany)	66,410	8,873,895
Julius Baer Group Ltd. (Switzerland)	185,490	8,960,077
London Stock Exchange Group plc (United Kingdom)	141,875	9,301,808

		27,135,780

Total Financials		51,930,655

Health Care - 15.7%
Health Care Equipment & Supplies - 6.0%
Alcon, Inc. (Switzerland)*	51,708	3,009,406
Getinge AB - Class B (Sweden)	524,975	7,396,475
Medtronic plc (United States)	217,345	19,302,410
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	6,076,000	5,972,715

		35,681,006

Life Sciences Tools & Services - 2.5%
QIAGEN N.V. (United States)*	144,419	5,626,564
QIAGEN N.V. (United States)*	235,572	9,121,587

		14,748,151

Pharmaceuticals - 7.2%
Kyowa Hakko Kirin Co. Ltd. (Japan)	284,300	5,530,570
Merck KGaA (Germany)	81,335	8,669,574
Novartis AG - ADR (Switzerland)	220,595	18,139,527

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc (United States)	222,130	$10,644,470

		42,984,141

Total Health Care		93,413,298

Industrials - 8.3%
Aerospace & Defense - 2.2%
BAE Systems plc (United Kingdom)	2,071,455	13,313,845

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	72,350	5,617,254

Construction & Engineering - 1.3%
FLSmidth & Co. A/S (Denmark)	30,235	1,519,684
Vinci S.A. (France)	60,520	6,112,317

		7,632,001

Machinery - 2.1%
Epiroc AB - Class A (Sweden)*	135,620	1,401,986
The Weir Group plc (United Kingdom)	502,586	10,923,663

		12,325,649

Transportation Infrastructure - 1.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	957,200	5,894,850
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	42,760	4,334,581

		10,229,431

Total Industrials		49,118,180

Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 2.2%
Keyence Corp. (Japan)	20,400	12,745,793

IT Services - 1.6%
InterXion Holding N.V. (Netherlands)*	134,555	9,309,860
Keywords Studios plc (Ireland)	19,397	395,444

		9,705,304

Software - 1.5%
Sophos Group plc (United Kingdom)[1]	1,889,425	8,827,535

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd. (South Korea)	224,125	8,811,973

Total Information Technology		40,090,605

Materials - 8.5%
Chemicals - 7.6%
Akzo Nobel N.V. (Netherlands)	196,363	16,684,149
Mexichem S.A.B. de C.V. (Mexico)	2,997,400	6,961,560
OCI N.V. (Netherlands)*	196,605	5,710,193

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Solvay S.A. (Belgium)	130,965	$15,791,262

		45,147,164

Metals & Mining - 0.9%
First Quantum Minerals Ltd. (Zambia)	262,355	2,771,011
Lundin Mining Corp. (Chile)	517,588	2,777,829

		5,548,840

Total Materials		50,696,004

TOTAL COMMON STOCKS
(Identified Cost $547,896,874)		553,011,841

SHORT-TERM INVESTMENT - 5.2%

Dreyfus Government Cash Management, Institutional Shares[2], 2.33%
(Identified Cost $30,773,666)	30,773,666	30,773,666

TOTAL INVESTMENTS - 98.4%
(Identified Cost $578,670,540)		583,785,507
OTHER ASSETS, LESS LIABILITIES - 1.6%		9,701,158

NET ASSETS - 100%		$593,486,665

ADR - American Depositary Receipt

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $8,827,535, or 1.5% of the Series’ net assets as of April 30, 2019.

2Rate shown is the current yield as of April 30, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 16.9%; United States - 13.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Assets & Liabilities

April 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $578,670,540) (Note 2)	$583,785,507
Foreign tax reclaims receivable	8,445,739
Dividends receivable	1,263,550
Receivable for securities sold	1,112,494
Receivable for fund shares sold	354,471
Prepaid expenses	89,879

TOTAL ASSETS	595,051,640

LIABILITIES:
Accrued management fees (Note 3)	247,503
Accrued sub-transfer agent fees (Note 3)	184,012
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	75,606
Accrued fund accounting and administration fees (Note 3)	21,722
Accrued Chief Compliance Officer service fees (Note 3)	637
Payable for fund shares repurchased	857,723
Custodian fees payable	110,033
Payable for securities purchased	5,272
Other payables and accrued expenses	62,467

TOTAL LIABILITIES	1,564,975

TOTAL NET ASSETS	$593,486,665

NET ASSETS CONSIST OF:

Capital stock	$248,147
Additional paid-in-capital	1,098,767,531
Total distributable earnings (loss)	(505,529,013)

TOTAL NET ASSETS	$593,486,665

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($364,461,340/15,249,506 shares)	$23.90

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($81,040,889/3,384,372 shares)	$23.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($102,279,115/4,271,614 shares)	$23.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($45,705,321/1,909,172 shares)	$23.94

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,065,798)	$10,463,463

EXPENSES:

Management fees (Note 3)	1,996,451
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	543,728
Sub-transfer agent fees (Note 3)	281,323
Fund accounting and administration fees (Note 3)	62,809
Directors’ fees (Note 3)	28,508
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	40,881
Interest expense	4,810
Miscellaneous	204,905

Total Expenses	3,165,769
Less reduction of expenses (Note 3)	(177,588)

Net Expenses	2,988,181

NET INVESTMENT INCOME	7,475,282

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	(13,895,361)
Foreign currency and translation of other assets and liabilities	(77,954)

(13,973,315)

Net change in unrealized appreciation (depreciation) on- Investments	60,727,106
Foreign currency and translation of other assets and liabilities	55,157

60,782,263

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	46,808,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,284,230

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,475,282	$6,673,604
Net realized gain (loss) on investments and foreign currency	(13,973,315)	72,244,084
Net change in unrealized appreciation (depreciation) on investments and foreign currency	60,782,263	(154,513,058)

Net increase (decrease) from operations	54,284,230	(75,595,370)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(4,153,199)	—
Class I	(1,010,826)	(10,748,629)
Class Z	(963,827)	—

Total distributions to shareholders	(6,127,852)	(10,748,629)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(200,811,180)	77,003,717

Net decrease in net assets	(152,654,802)	(9,340,282)

NET ASSETS:

Beginning of period	746,141,467	755,481,749

End of period	$593,486,665	$746,141,467

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE PERIOD 9/21/18[1] TO 10/31/18
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$22.17	$24.72

Income (loss) from investment operations:
Net investment income[2]	0.23	0.01
Net realized and unrealized gain (loss) on investments	1.69	(2.56)

Total from investment operations	1.92	(2.55)

Less distributions to shareholders:
From net investment income	(0.19)	—

From net realized gain on investments	—	—

Total distributions to shareholders	(0.19)	—

Net asset value - End of period	$23.90	$22.17

Net assets - End of period (000’s omitted)	$364,461	$500,950

Total return[3]	8.79%	(10.32% )

Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	1.05%	1.05%
Net investment income[4]	2.10%	0.38%
Portfolio turnover	21%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4]:
	0.02%	0.06%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Financial Highlights - Class I*

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$22.18		$24.73	$20.88	$21.34	$24.31	$27.39

Income (loss) from investment operations:
Net investment income[1]	0.26		0.41	0.26	0.32	0.32	0.36
Net realized and unrealized gain (loss) on investments	1.70		(2.51)	3.94	(0.41)	(1.14)	(1.98)

Total from investment operations	1.96		(2.10)	4.20	(0.09)	(0.82)	(1.62)

Less distributions to shareholders:
From net investment income	(0.19)		(0.45)	(0.35)	(0.37)	(0.36)	(0.37)
From net realized gain on investments	—		—	—	—	(1.79)	(1.09)

Total distributions to shareholders	(0.19)		(0.45)	(0.35)	(0.37)	(2.15)	(1.46)

Net asset value - End of period	$23.95		$22.18	$24.73	$20.88	$21.34	$24.31

Net assets - End of period (000’s omitted)	$81,041		$140,653	$755,482	$933,605	$1,725,278	$2,652,308

Total return[2]	9.00%		(8.69% )	20.49% [3]	(0.35% )	(3.02% )	(6.13% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.75%	0.74%	0.74%
Net investment income	2.37%	[4]	1.62%	1.16%	1.54%	1.41%	1.37%
Portfolio turnover	21%		34%	44%	37%	59%	39%

*Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03%	[4]	0.02%	0.02%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

3Includes litigation proceeds. Excluding this amount, the Series’ total return is 20.10%.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Overseas Series

Financial Highlights - Class W

	FOR THE PERIOD 3/1/19[1] TO 4/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$22.95

Income (loss) from investment operations:

Net investment income[2]	0.14

Net realized and unrealized gain (loss) on investments	0.85

Total from investment operations	0.99

Net asset value - End of period	$23.94

Net assets - End of period (000’s omitted)	$102,279

Total return[3]	4.31%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.05%	[4]

Net investment income	3.49%	[4]

Portfolio turnover	21%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	0.63%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Overseas Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE PERIOD 5/1/18[1] TO 10/31/18
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$22.19	$24.85

Income (loss) from investment operations:
Net investment income[2]	0.26	0.13
Net realized and unrealized gain (loss) on investments	1.70	(2.79)

Total from investment operations	1.96	(2.66)

Less distributions to shareholders:
From net investment income	(0.21)	—
From net realized gain on investments	—	—

Total distributions to shareholders	(0.21)	—

Net asset value - End of period	$23.94	$22.19

Net assets - End of period (000’s omitted)	$45,705	$104,538

Total return[3]	9.00%	(10.71% )

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.65%	0.65%

Net investment income[4]	2.34%	1.04%

Portfolio turnover	21%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4]:

	0.05%	0.09%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W and Z). Class W shares of the Series were issued on March 1, 2019. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock.

Reorganization

On September 18, 2018, the shareholders of World Opportunities Series approved the reorganization of World Opportunities Series into Overseas Series, each a series of the Fund, pursuant to which Overseas Series acquired substantially all of the assets and assumed certain stated liabilities of World Opportunities Series in exchange for an equal aggregate value of Overseas Series shares. For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on September 21, 2018.

Each shareholder of World Opportunities Series received shares of Overseas Series with the same class designation and an aggregate Net Asset Value of such shareholder’s World Opportunities Series shares, as determined at the close of business on September 21, 2018.

The reorganization was accomplished by a tax-free exchange of shares of Overseas Series in the following amount and at the following conversion ratio:

	WORLD OPPORTUNITIES SERIES SHARES PRIOR TO REORGANIZATION	CONVERSION RATIO	SHARES OF OVERSEAS SERIES
Class S	72,203,693	’0.330372	23,854,078

World Opportunities Series’ net assets and composition of net assets on September 21, 2018, the date of the reorganization, were as follows:

NET ASSETS	PAID-IN CAPITAL	ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED LOSS	NET UNREALIZED APPRECIATION
$589,676,263	$ 1,011,588,366	$ (109,562)	$ (446,854,928)	$ 25,052,387

For financial reporting purposes, assets received and shares issued by Overseas Series were recorded at fair value; however, the cost basis of the investments received from World Opportunities Series was carried forward to align ongoing reporting of Overseas Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization (continued)

The aggregate net assets of Overseas Series immediately prior to, and after the acquisition, amounted to $310,629,139 and $900,305,402, respectively. World Opportunities Series’ fair value and cost of investments on September 21, 2018 were $583,171,966 and $558,177,803, respectively.

The purpose of the transaction was to combine two funds managed by the Advisor, the investment advisor to both Overseas Series and World Opportunities Series, with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions.

Assuming the acquisition had been completed on November 1, 2017, the beginning of the annual reporting period for Overseas Series, the pro forma results of operations for the year ended October 31, 2018, are as follows:

•	Net investment income: $14,199,284

•	Net realized and change in unrealized gain/loss on investments: $(50,062,232)

•	Net decrease in the net assets resulting from operations: $(35,862,948)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of World Opportunities Series that have been included in the Overseas Series’ Statement of Operations since September 21, 2018.

Reorganization costs incurred by Overseas Series in connection with the reorganization were paid by the Advisor.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$59,586,748	$26,846,905	$32,739,843	$—
Consumer Discretionary	42,623,180	28,207,193	14,415,987	—
Consumer Staples	137,112,687	44,420,094	92,692,593	—
Energy	28,440,484	28,440,484	—	—
Financials	51,930,655	6,075,236	45,855,419	—
Health Care	93,413,298	56,722,377	36,690,921	—
Industrials	49,118,180	15,846,685	33,271,495	—
Information Technology	40,090,605	9,309,860	30,780,745	—
Materials	50,696,004	12,510,400	38,185,604	—
Mutual Fund	30,773,666	30,773,666	—	—

Total assets	$583,785,507	$259,152,900	$324,632,607	$—

#Includes certain equity foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or April 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

17

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2015 through October 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

18

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $97,515 in management fees for Class W shares for the six months ended April 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $33,120, $16,382, $5,616 and $24,955 and for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At April 30, 2019, the Advisor is eligible to recoup $12,853. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

19

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $130,933,710 and $313,311,773, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class I, Class S, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE PERIOD 9/21/18 (COMMENCEMENT OF OPERATIONS) TO 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	657,499	$14,478,879	190,967	$4,553,940
Shares issued in reorganization[1]	—	—	23,854,078	589,676,263
Reinvested	192,957	3,994,201	—	—
Repurchased	(8,195,261)	(185,183,855)	(1,450,734)	(33,687,813)

Total	(7,344,805)	$(166,710,775)	22,594,311	$560,542,390

CLASS I	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	540,101	$12,357,157	1,392,938	$34,946,149
Reinvested	43,918	909,540	418,319	10,324,113
Repurchased	(3,542,367)	(79,899,015)	(26,019,153)	(645,877,161)

Total	(2,958,348)	$(66,632,318)	(24,207,896)	$(600,606,899)

20

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	4,553,571	$104,770,201
Reinvested	—	—
Repurchased	(281,957)	(6,577,930)

Total	4,271,614	$98,192,271

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE PERIOD 5/1/18 (COMMENCEMENT OF OPERATIONS) TO 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	552	$12,693	5,468,547	$135,889,148
Reinvested	46,562	963,827	—	—
Repurchased	(2,849,456)	(66,636,878)	(757,033)	(18,820,922)

Total	(2,802,342)	$(65,660,358)	4,711,514	$117,068,226

1See Note 1 regarding the reorganization.

At April 30, 2019, the Advisor and its affiliates owned 0.8% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the (i) Federal Funds rate in effect on such day plus 125 basis points or (ii) the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended April 30, 2019, the Overseas Series average daily amount of borrowings outstanding under the line of credit was $256,906 with a weighted average interest rate of 3.77%.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2019.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign

21

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities (continued)

governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including losses deferred due to wash sales and foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018 were as follows:

Ordinary income	$10,748,629

At April 30, 2019, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$591,119,215
Unrealized appreciation	48,666,676
Unrealized depreciation	(56,000,384)

Net unrealized depreciation	$(7,333,708)

At October 31, 2018, the Series had net short-term capital loss carryforwards of $65,704,244 and net long-term capital loss carryforwards of $422,518,939, which may be carried forward indefinitely.

22

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s core strategies that have resulted in a downward trend in assets under management. After discussion, the Board concluded that notwithstanding the performance challenges of certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented pro-forma information related to several management fee and overall expense reductions that were set to take effect in early 2019. These changes were approved by the Board in a prior meeting and by shareholders at a Shareholder Meeting in May 2018.

•

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to

23

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

subsidize the expenses of the Series operating above their expense cap, noting that 27 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current and pro-forma advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-transfer agent fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current and pro-forma fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

24

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25

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/19-SAR

www.manning-napier.com
Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 04/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$1,057.80	$4.49	0.88%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%

Class I

Actual	$1,000.00	$1,060.10	$3.37	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31	0.66%

Class R

Actual	$1,000.00	$1,057.10	$5.81	1.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%

Class L

Actual	$1,000.00	$1,055.10	$8.31	1.63%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%

Class W

Actual	$1,000.00	$1,008.80	$0.06	0.08%

Hypothetical (5% return before expenses)	$1,000.00	$1,003.91	$0.06	0.08%

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

1Class W inception date was April 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 30 day period ended April 30, 2019 due to its inception date of April 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]
Financials	10.0%
Energy	5.4%
Health Care	5.1%
Consumer Discretionary	4.5%
Communication Services	4.4%
Information Technology	4.3%
Industrials	4.1%
Consumer Staples	4.1%
Real Estate	3.4%
Materials	2.0%
Utilities	0.3%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[6]
Microsoft Corp.	0.9%
Johnson & Johnson	0.9%
Medtronic plc	0.8%
Novartis AG - ADR (Switzerland)	0.6%
Mastercard, Inc. - Class A	0.6%

6As a percentage of total investments.
Top Five Bond Holdings[7]
U.S. Treasury Bill, 2.37%, 9/19/2019	5.6%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4.0%
U.S. Treasury Note, 2.625%, 2/15/2029	2.8%
U.S. Treasury Note, 1.625%, 5/15/2026	2.1%
U.S. Treasury Note, 2.125%, 5/15/2025	2.1%

7As a percentage of total investments.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 27.4%

Communication Services - 1.8%

Diversified Telecommunication Services - 0.1%
AT&T, Inc.	7,105	$219,970
Verizon Communications, Inc.	14,370	821,820

		1,041,790

Entertainment - 0.2%
Electronic Arts, Inc.*	25,200	2,385,180

Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A*	2,845	3,411,041
Alphabet, Inc. - Class C*	2,715	3,226,723
Tencent Holdings Ltd. - Class H (China)	101,500	5,002,698

		11,640,462

Media - 0.2%
Quebecor, Inc. - Class B (Canada)	35,310	880,576
Shaw Communications, Inc. - Class B (Canada)	40,835	826,942

		1,707,518

Total Communication Services		16,774,950

Consumer Discretionary - 1.9%

Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	18,583	518,280

Distributors - 0.1%
Genuine Parts Co.	6,465	662,921

Hotels, Restaurants & Leisure - 0.0%##
Hilton Worldwide Holdings, Inc.	2,570	223,564

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	790	1,521,951
Booking Holdings, Inc.*	2,700	5,008,473

		6,530,424

Multiline Retail - 0.2%
B&M European Value Retail S.A. (United Kingdom)	132,350	682,302
Dollar General Corp.	6,955	876,956
Target Corp.	8,580	664,264

		2,223,522

Specialty Retail - 0.5%
The Home Depot, Inc.	6,869	1,399,215
Industria de Diseno Textil S.A. (Spain)	73,590	2,228,210
O’Reilly Automotive, Inc.*	1,415	535,677

		4,163,102

Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc.*	14,270	2,516,514

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	4,362	$411,816

		2,928,330

Total Consumer Discretionary		17,250,143

Consumer Staples - 3.9%

Beverages - 2.0%
Ambev S.A. - ADR (Brazil)	348,150	1,639,786
Anheuser-Busch InBev S.A./N.V. (Belgium)	47,650	4,236,442
The Coca-Cola Co.	65,615	3,219,072
Diageo plc (United Kingdom)	102,271	4,311,518
Molson Coors Brewing Co. - Class B	8,745	561,342
PepsiCo, Inc.	32,825	4,203,241

		18,171,401

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	9,287	497,505
Walmart, Inc.	14,851	1,527,277

		2,024,782

Food Products - 1.0%
J&J Snack Foods Corp.	3,957	621,961
Mondelez International, Inc. - Class A	96,352	4,899,499
Nestle S.A. (Switzerland)	38,795	3,735,092

		9,256,552

Household Products - 0.2%
Colgate-Palmolive Co.	13,985	1,017,968
Kimberly-Clark Corp.	3,709	476,161

		1,494,129

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	72,471	4,406,237

Total Consumer Staples		35,353,101

Energy - 1.6%

Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc.*	48,385	469,818
Halliburton Co.	65,800	1,864,114
Schlumberger Ltd.	40,150	1,713,602
Transocean Ltd.*	82,610	649,315

		4,696,849

Oil, Gas & Consumable Fuels - 1.1%
BP plc - ADR (United Kingdom)	21,284	930,750
Chevron Corp.	15,917	1,910,996

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - ADR (China)	10,741	$824,264
Equinor ASA - ADR (Norway)	21,440	475,754
Exxon Mobil Corp.	26,473	2,125,252
Hess Corp.	8,136	521,680
Marathon Petroleum Corp.	7,828	476,490
Petroleo Brasileiro S.A. - ADR (Brazil)	44,161	609,422
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,970	452,283
TOTAL S.A. - ADR (France)	13,835	770,194
Valero Energy Corp.	4,661	422,566

		9,519,651

Total Energy		14,216,500

Financials - 3.6%

Banks - 1.3%
Bank of America Corp.	91,635	2,802,198
Citigroup, Inc.	30,199	2,135,069
JPMorgan Chase & Co.	28,085	3,259,264
KeyCorp.	21,473	376,851
The PNC Financial Services Group, Inc.	2,019	276,462
Regions Financial Corp.	13,670	212,295
U.S. Bancorp	13,784	734,963
Wells Fargo & Co.	48,299	2,338,155

		12,135,257

Capital Markets - 1.5%
Ares Management Corp. - Class A	14,065	343,889
Barings BDC, Inc.	22,366	222,318
BlackRock, Inc.	2,895	1,404,770
The Blackstone Group LP	16,785	662,336
Cboe Global Markets, Inc.[1]	18,260	1,855,399
The Charles Schwab Corp.	35,635	1,631,370
CME Group, Inc.	8,730	1,561,797
E*TRADE Financial Corp.	16,680	845,009
Intercontinental Exchange, Inc.	20,730	1,686,386
Moody’s Corp.	8,745	1,719,442
S&P Global, Inc.	7,680	1,694,669

		13,627,385

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B* .	20,835	4,515,153

Insurance - 0.3%
The Allstate Corp.	2,705	267,956
Arthur J. Gallagher & Co.	4,320	361,238
Chubb Ltd.	5,799	842,015

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Insurance (continued)
Lincoln National Corp.	3,505	$233,854
Old Republic International Corp.	13,000	290,680
Principal Financial Group, Inc.	3,896	222,695
Willis Towers Watson plc	1,755	323,517

		2,541,955

Total Financials		32,819,750

Health Care - 4.9%

Biotechnology - 1.2%
AbbVie, Inc.	12,123	962,444
Amgen, Inc.	5,276	946,092
BioMarin Pharmaceutical, Inc.*	17,495	1,496,347
Gilead Sciences, Inc.	11,903	774,171
Incyte Corp.*	25,935	1,991,808
Regeneron Pharmaceuticals, Inc.*	2,615	897,311
Seattle Genetics, Inc.*	27,015	1,831,077
Vertex Pharmaceuticals, Inc.*	11,390	1,924,682

		10,823,932

Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)*	12,878	749,500
Medtronic plc	78,007	6,927,802

		7,677,302

Health Care Providers & Services - 0.1%
CVS Health Corp.	10,711	582,464

Pharmaceuticals - 2.8%
AstraZeneca plc (United Kingdom)	3,780	281,610
Bristol-Myers Squibb Co.[1]	20,483	951,026
GlaxoSmithKline plc (United Kingdom)	11,075	227,517
Johnson & Johnson	56,524	7,981,189
Kyowa Hakko Kirin Co. Ltd. (Japan)	46,600	906,523
Merck & Co., Inc.	48,856	3,845,456
Merck KGaA (Germany)	31,150	3,320,308
Novartis AG - ADR (Switzerland)	69,305	5,698,950
Pfizer, Inc.	37,521	1,523,728
Sanofi (France)	5,348	466,611

		25,202,918

Total Health Care		44,286,616

Industrials - 1.7%

Aerospace & Defense - 0.3%
The Boeing Co.	3,629	1,370,638
Lockheed Martin Corp.	2,250	749,992
United Technologies Corp.	6,487	925,111

		3,045,741

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Air Freight & Logistics - 0.3%
FedEx Corp.	9,630	$1,824,500
United Parcel Service, Inc. - Class B	12,661	1,344,851

		3,169,351

Building Products - 0.1%
Johnson Controls International plc	22,750	853,125

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	39,495	713,675
Waste Management, Inc.	15,025	1,612,784

		2,326,459

Electrical Equipment - 0.1%
Eaton Corp. plc	4,842	401,014
Emerson Electric Co.	6,607	469,031

		870,045

Industrial Conglomerates - 0.2%
3M Co.	5,353	1,014,447
Honeywell International, Inc.	5,390	935,866

		1,950,313

Machinery - 0.2%
Caterpillar, Inc.	4,469	623,068
Illinois Tool Works, Inc.	3,026	470,936
Mueller Water Products, Inc. - Class A	33,065	354,787

		1,448,791

Road & Rail - 0.2%
Kansas City Southern	7,379	908,650
Union Pacific Corp.	5,319	941,676

		1,850,326

Total Industrials		15,514,151

Information Technology - 3.5%

Communications Equipment - 0.1%
Cisco Systems, Inc.	26,352	1,474,394

IT Services - 1.8%
International Business Machines Corp.	6,942	973,754
InterXion Holding N.V. (Netherlands)*	44,670	3,090,717
LiveRamp Holdings, Inc.*	32,070	1,870,643
Mastercard, Inc. - Class A1	21,260	5,405,142
Visa, Inc. - Class A1	30,360	4,992,095

		16,332,351

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.	2,727	$868,277
Intel Corp.	49,227	2,512,546
Texas Instruments, Inc.	7,349	865,933

		4,246,756

Software - 1.0%
Microsoft Corp.	61,777	8,068,076
ServiceNow, Inc.*	3,660	993,727

		9,061,803

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	3,244	650,974

Total Information Technology		31,766,278

Materials - 1.1%

Chemicals - 0.2%
DowDuPont, Inc.	14,935	574,251
FMC Corp.	10,285	813,132
RPM International, Inc.	11,375	689,894

		2,077,277

Containers & Packaging - 0.7%
Ball Corp.	71,430	4,281,515
Graphic Packaging Holding Co.	78,896	1,095,076
Sealed Air Corp.	14,215	662,703
Sonoco Products Co.	7,257	457,626

		6,496,920

Metals & Mining - 0.2%
BHP Group Ltd. - ADR (Australia)	16,907	895,226
Rio Tinto plc - ADR (Australia)	12,651	745,144

		1,640,370

Total Materials		10,214,567

Real Estate - 3.2%

Equity Real Estate Investment Trusts (REITS) - 3.2%
Acadia Realty Trust	3,435	97,005
Agree Realty Corp.	2,150	140,762
Alexandria Real Estate Equities, Inc.	770	109,641
American Campus Communities, Inc.	3,435	162,133
American Homes 4 Rent - Class A	22,355	536,074
American Tower Corp.	9,590	1,872,927
Americold Realty Trust	3,115	99,711
Apartment Investment & Management Co. - Class A	6,142	303,169
Apple Hospitality REIT, Inc.	6,060	99,687
AvalonBay Communities, Inc.	5,760	1,157,357

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Boston Properties, Inc.	4,365	$600,711
Brandywine Realty Trust	27,195	418,531
Camden Property Trust	1,005	101,153
Chesapeake Lodging Trust	4,965	141,503
Community Healthcare Trust, Inc.	14,917	544,172
Cousins Properties, Inc.	45,660	436,966
Crown Castle International Corp.	7,348	924,231
CubeSmart	4,525	144,393
Digital Realty Trust, Inc.	2,840	334,296
Douglas Emmett, Inc.	5,025	206,980
Equinix, Inc.	9,180	4,174,146
Equity LifeStyle Properties, Inc.	2,175	253,822
Equity Residential	9,125	697,332
Essential Properties Realty Trust, Inc.	10,852	224,419
Essex Property Trust, Inc.	1,550	437,875
Extra Space Storage, Inc.	1,615	167,459
Federal Realty Investment Trust	775	103,734
First Industrial Realty Trust, Inc.	5,085	179,348
Getty Realty Corp.	6,000	194,580
HCP, Inc.	10,695	318,497
Healthcare Realty Trust, Inc.	16,550	511,064
Healthcare Trust of America, Inc. - Class A	22,500	620,550
Hibernia REIT plc (Ireland)	105,835	169,748
Host Hotels & Resorts, Inc.	11,360	218,566
Independence Realty Trust, Inc.	38,880	411,739
Invitation Homes, Inc.	14,260	354,504
Jernigan Capital, Inc.	30,255	637,473
Kimco Realty Corp.	9,020	156,858
Lexington Realty Trust	43,200	391,824
Liberty Property Trust	8,025	398,361
Mid-America Apartment Communities, Inc.	2,745	300,330
National Retail Properties, Inc.	3,620	190,484
National Storage Affiliates Trust	3,900	114,114
Physicians Realty Trust	37,795	682,578
Plymouth Industrial REIT, Inc.	10,924	205,043
Prologis, Inc.	12,775	979,459
Public Storage	2,125	470,008
Realty Income Corp.	1,640	114,816
SBA Communications Corp.*	9,250	1,884,502
Simon Property Group, Inc.	5,880	1,021,356
STAG Industrial, Inc.	17,160	493,865
STORE Capital Corp.	3,270	108,956
Sun Communities, Inc.	3,585	441,242

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
Sunstone Hotel Investors, Inc.	9,690	$139,536
Taubman Centers, Inc.	1,465	72,224
Tier REIT, Inc.	14,290	404,979
UDR, Inc.	8,200	368,590
UMH Properties, Inc.	7,070	99,334
Urban Edge Properties	13,135	243,917
Ventas, Inc.	3,395	207,468
VEREIT, Inc.	35,665	294,593
Vornado Realty Trust	3,210	221,939
Weingarten Realty Investors	8,610	249,173
Welltower, Inc.	4,070	303,337

Total Real Estate		28,665,144

Utilities - 0.2%

Electric Utilities - 0.0%##
Exelon Corp.	7,455	379,832

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	14,085	192,293
Innergex Renewable Energy, Inc. (Canada)	23,430	247,644
Northland Power, Inc. (Canada)	14,100	250,699
Pattern Energy Group, Inc. - Class A	13,850	320,212

		1,010,848

Multi-Utilities - 0.1%
CMS Energy Corp.[1]	10,611	589,442

Total Utilities		1,980,122

TOTAL COMMON STOCKS (Identified Cost $210,204,303)		248,841,322

CORPORATE BONDS - 20.1%

Non-Convertible Corporate Bonds - 20.1%
Communication Services - 2.5%

Diversified Telecommunication Services - 1.7%
AT&T, Inc., 4.25%, 3/1/2027	5,690,000	5,906,707
Verizon Communications, Inc., 5.50%, 3/16/2047	7,950,000	9,463,055

		15,369,762

Media - 0.8%
Discovery Communications LLC, 5.20%, 9/20/2047	6,640,000	6,608,230

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)

Media (continued)
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[3], 5.50%, 3/1/2028	400,000	$397,000

		7,005,230

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	463,000	465,875

Total Communication Services		22,840,867

Consumer Discretionary - 2.6%

Automobiles - 1.2%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	4,440,000	4,429,957
General Motors Financial Co., Inc., 3.15%, 1/15/2020	6,700,000	6,711,966
Tesla, Inc.[3], 5.30%, 8/15/2025	50,000	42,750

		11,184,673

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	498,000	494,264
LGI Homes, Inc.[3], 6.875%, 7/15/2026	570,000	577,125
Meritage Homes Corp., 5.125%, 6/6/2027	185,000	182,688
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	990,000	988,297
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	250,000	253,020
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	229,000	224,420
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	350,000	346,500

		3,066,314

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc., 3.60%, 6/1/2026	8,750,000	8,942,411

Specialty Retail - 0.0%##
Staples, Inc.[3], 7.50%, 4/15/2026	340,000	340,638

Total Consumer Discretionary		23,534,036

Consumer Staples - 0.2%

Beverages - 0.2%
Constellation Brands, Inc., 2.00%, 11/7/2019	2,000,000	1,991,459

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 3.8%

Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	235,000	$223,838
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	250,000	245,000

		468,838

Oil, Gas & Consumable Fuels - 3.7%
American Midstream Partners LP - American Midstream Finance Corp.[3], 9.50%, 12/15/2021	270,000	259,874
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 3/1/2027	250,000	255,000
Bruin E&P Partners, LLC[3], 8.875%, 8/1/2023	240,000	226,800
DCP Midstream Operating LP3, 5.35%, 3/15/2020	165,000	167,688
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	359,000	349,128
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	555,000	574,425
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	200,000	198,625
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	495,000	295,762
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	8,030,000	9,893,202
Kinder Morgan, Inc., 3.05%, 12/1/2019	6,670,000	6,674,154
Lonestar Resources America, Inc.[3], 11.25%, 1/1/2023	215,000	213,925
Moss Creek Resources Holdings, Inc.[3], 10.50%, 5/15/2027	50,000	51,250
Natural Resource Partners LP - NRP Finance Corp.[3], 9.125%, 6/30/2025	50,000	51,750
NuStar Logistics LP, 6.75%, 2/1/2021	225,000	234,000
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020	315,000	322,040
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	7,880,000	8,777,248
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	345,000	341,981

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.[5], 6.20%, 1/23/2025	345,000	$339,180
W&T Offshore, Inc.[3], 9.75%, 11/1/2023	230,000	234,025
The Williams Companies, Inc., 3.75%, 6/15/2027	4,410,000	4,422,756

		33,882,813

Total Energy		34,351,651

Financials - 6.4%

Banks - 3.4%
Bank of America Corp., 4.00%, 1/22/2025	8,600,000	8,811,831
Citigroup, Inc., 8.125%, 7/15/2039	3,240,000	4,905,897
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	6,550,000	6,658,691
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	4,560,000	4,728,466
Santander Holdings USA, Inc., 4.50%, 7/17/2025	5,630,000	5,869,381

		30,974,266

Capital Markets - 1.5%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	230,000	234,025
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	3,180,000	3,274,471
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	215,000	218,762
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	9,330,000	9,465,818

		13,193,076

Consumer Finance - 0.1%
SLM Corp., 5.125%, 4/5/2022	465,000	458,025

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	6,440,000	6,591,027
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	330,000	333,300
FS Energy & Power Fund[3], 7.50%, 8/15/2023	355,000	366,616
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[3], 6.375%, 12/15/2022	350,000	361,375

		7,652,318

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)

Insurance - 0.6%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	5,340,000	$5,671,080

Total Financials		57,948,765

Health Care - 0.2%

Health Care Providers & Services - 0.2%
DaVita, Inc., 5.00%, 5/1/2025	225,000	220,149
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 5.625%, 7/31/2019	1,000,000	1,005,160
MEDNAX, Inc.[3], 6.25%, 1/15/2027	325,000	331,500

Total Health Care		1,556,809

Industrials - 2.4%

Airlines - 0.1%
American Airlines Group, Inc.[3], 5.50%, 10/1/2019	1,025,000	1,030,125

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	165,000	166,649
The ADT Security Corp., 4.125%, 6/15/2023	230,000	224,967
GFL Environmental, Inc. (Canada)[3], 8.50%, 5/1/2027	50,000	52,088
Prime Security Services Borrower, LLC - Prime Finance, Inc.[3], 5.25%, 4/15/2024	230,000	230,575
W/S Packaging Holdings, Inc.[3], 9.00%, 4/15/2023	355,000	384,288

		1,058,567

Construction & Engineering - 0.1%
Tutor Perini Corp.[3], 6.875%, 5/1/2025	359,000	359,449

Industrial Conglomerates - 0.6%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	5,550,000	5,253,464

Machinery - 0.7%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	6,410,000	6,416,282
The Manitowoc Co., Inc.[3], 9.00%, 4/1/2026	100,000	100,875

		6,517,157

Marine - 0.1%
American Tanker, Inc. (Norway)[3], 9.25%, 2/22/2022	200,000	196,073

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)

Marine (continued)
Borealis Finance, LLC[3], 7.50%, 11/16/2022	440,000	$424,600
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	467,000	469,335

		1,090,008

Trading Companies & Distributors - 0.7%
Aircastle Ltd., 6.25%, 12/1/2019	225,000	229,498
Fortress Transportation & Infrastructure Investors, LLC[3], 6.50%, 10/1/2025	260,000	266,500
International Lease Finance Corp., 6.25%, 5/15/2019	5,764,000	5,770,601
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	331,000	334,615

		6,601,214

Total Industrials		21,909,984

Information Technology - 0.8%

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	6,720,000	6,690,915
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	386,000	374,420

Total Information Technology		7,065,335

Materials - 0.8%

Chemicals - 0.0%##
LSB Industries, Inc.[3], 9.625%, 5/1/2023	230,000	238,625

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[3,8], 8.75%, 1/31/2023	50,000	49,314
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 6.00%, 2/15/2025	220,000	221,650

		270,964

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)[3], 7.25%, 4/1/2023	100,000	99,050
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	215,000	207,694
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	420,000	422,100

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)

Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	420,000	$352,800
Petra Diamonds US Treasury plc (South Africa)[3], 7.25%, 5/1/2022	225,000	218,812
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	5,460,000	5,569,960
Techniplas LLC[3], 10.00%, 5/1/2020	300,000	277,500

		7,147,916

Total Materials		7,657,505

Real Estate - 0.3%

Equity Real Estate Investment Trusts (REITS) - 0.3%
Five Point Operating Co. LP - Five Point Capital Corp.[3], 7.875%, 11/15/2025	100,000	99,750
Forestar Group, Inc.[3], 8.00%, 4/15/2024	445,000	456,125
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	245,000	246,225
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	945,000	935,095
Iron Mountain, Inc.[3], 4.875%, 9/15/2027	230,000	222,669
iStar, Inc., 5.25%, 9/15/2022	336,000	338,520

Total Real Estate		2,298,384

Utilities - 0.1%

Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	290,000	287,390

Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	440,000	442,200
Drax Finco plc (United Kingdom)[3], 6.625%, 11/1/2025	350,000	353,500

		795,700

Total Utilities		1,083,090

TOTAL CORPORATE BONDS (Identified Cost $179,181,132)		182,237,885

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

MUTUAL FUNDS - 0.3%
iShares iBoxx High Yield Corporate Bond ETF	22,945	$1,994,838
iShares Russell 1000 Value ETF	4,470	571,043
iShares U.S. Real Estate ETF	1,100	95,700

TOTAL MUTUAL FUNDS (Identified Cost $2,589,032)		2,661,581

U.S. TREASURY SECURITIES - 18.1%

U.S. Treasury Bonds - 3.1%
U.S. Treasury Bond, 4.75%, 2/15/2037	10,907,000	14,087,498
U.S. Treasury Bond, 2.50%, 2/15/2045	10,673,000	9,849,178
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,781,867	4,625,289

Total U.S. Treasury Bonds (Identified Cost $29,265,117)		28,561,965

U.S. Treasury Notes - 15.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	36,323,658	36,137,783
U.S. Treasury Note, 2.125%, 5/15/2025	18,885,000	18,633,446
U.S. Treasury Note, 1.625%, 5/15/2026	20,150,000	19,135,416
U.S. Treasury Note, 2.375%, 5/15/2027	18,400,000	18,303,687
U.S. Treasury Note, 2.75%, 2/15/2028	18,050,000	18,432,858
U.S. Treasury Note, 2.625%, 2/15/2029	24,850,000	25,103,353

Total U.S. Treasury Notes (Identified Cost $134,200,279)		135,746,543

TOTAL U.S. TREASURY SECURITIES (Identified Cost $163,465,396)		164,308,508

ASSET-BACKED SECURITIES - 5.5%

CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	2,173,000	2,161,611
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	60,222	60,034
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.561%, 7/15/2030	1,979,275	1,976,092
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	5,253,136	5,215,951

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Chesapeake Funding II LLC, Series 2017-4A, Class A1[3], 2.12%, 11/15/2029	1,581,876	$1,567,644
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	1,108,221	1,106,796
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	32,133	32,072
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[3], 2.04%, 2/22/2022	980,000	974,118
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[3], 1.97%, 7/15/2020	3,392,019	3,386,953
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.324%, 12/17/2036	740,852	735,844
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.624%, 12/17/2036	570,000	569,999
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 3.48%, 2/27/2068	6,500,000	6,516,250
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	1,500,000	1,491,306
Progress Residential Trust, Series 2019-SFR2, Class A3, 3.147%, 5/17/2036	3,250,000	3,253,750
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	3,728,751	3,718,485
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	437,270	434,857
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[3], 2.14%, 9/25/2026	369,473	368,827
SoFi Consumer Loan Program Trust, Series 2019-2, Class A3, 3.01%, 4/25/2028	2,800,000	2,799,647
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	156,605	156,099
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	68,489	68,126
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX3, 2.65%, 9/25/2040	1,400,000	1,387,244

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	307,235	$305,476
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	500,000	497,052
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	846,400	843,239
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX3, 3.08%, 1/25/2048	2,352,503	2,359,898
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	352,035	349,813
Towd Point Mortgage Trust, Series 2017-1, Class A1[3,9], 2.75%, 10/25/2056	2,270,470	2,239,509
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,4], (1 mo. LIBOR US + 1.000%), 3.477%, 10/25/2048	2,195,892	2,197,467
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	1,793,044	1,772,686
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	1,840,372	1,827,620

TOTAL ASSET-BACKED SECURITIES (Identified Cost $50,445,333)		50,374,465

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	106,260	107,227
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/10/2035	4,633,000	4,601,969
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A3, 3.531%, 10/15/2034	2,520,000	2,568,642
CIM Trust, Series 2019-INV1, Class A1[3,9], 4.00%, 2/25/2049	1,470,696	1,493,322
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A3, 3.178%, 2/10/2035	500,000	505,003
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,522,982

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,9], 2.50%, 5/25/2043	1,222,451	$1,169,436
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,9], 2.13%, 2/25/2043	796,440	760,277
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	2,397,762	2,443,836
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	87,024	86,661
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.433%, 8/25/2020	19,815,828	268,665
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.323%, 4/25/2021	2,593,491	50,803
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.635%, 10/25/2021	6,253,802	196,814
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.446%, 12/25/2021	7,807,479	219,171
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.571%, 6/25/2022	14,799,226	566,178
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.305%, 4/25/2023	74,480,395	524,253
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.215%, 5/25/2023	46,185,727	201,952
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	2,941,477	3,013,150
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	2,831,135	2,935,841
FREMF Mortgage Trust, Series 2011-K13, Class B3,9, 4.768%, 1/25/2048	2,255,000	2,314,441
FREMF Mortgage Trust, Series 2012-K711, Class B3,9, 3.605%, 8/25/2045	2,200,000	2,198,080
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	197,128,161	603,133

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2013-K712, Class B3,9, 3.465%, 5/25/2045	1,025,000	$1,025,186
FREMF Mortgage Trust, Series 2014-K41, Class B3,9, 3.963%, 11/25/2047	2,227,000	2,276,221
FREMF Mortgage Trust, Series 2014-K716, Class B3,9, 4.08%, 8/25/2047	2,624,000	2,675,245
FREMF Mortgage Trust, Series 2015-K42, Class B3,9, 3.983%, 12/25/2024	490,000	497,986
FREMF Mortgage Trust, Series 2015-K43, Class B3,9, 3.862%, 2/25/2048	500,000	505,481
FREMF Mortgage Trust, Series 2015-K720, Class B3,9, 3.506%, 7/25/2022	270,000	271,033
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,9], 3.495%, 12/15/2034	2,495,000	2,486,238
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,409,263	2,327,560
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	54,053	54,439
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,9], 3.00%, 3/25/2043	618,025	610,179
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,9], 3.50%, 5/25/2043	671,618	669,441
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,9], 3.00%, 6/25/2029	876,178	873,936
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,9], 3.50%, 8/25/2047	2,587,267	2,595,518
JP Morgan Mortgage Trust, Series 2017-6, Class A3[3,9], 3.50%, 12/25/2048	1,318,701	1,311,920
JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,9], 3.50%, 12/25/2048	2,037,403	2,043,900
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,9], 3.75%, 11/25/2054	746,804	757,173
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,9], 3.75%, 8/25/2055	833,571	847,379
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,9], 3.75%, 11/25/2056	1,095,967	1,111,753

	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025		765,766	$761,745
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		793,464	722,795
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043		793,789	776,155
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		979,501	961,447
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.693%, 11/15/2027		2,094,465	2,090,244
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,9], 2.50%, 10/25/2056		1,751,051	1,720,007
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028		155,000	156,632
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.523%, 12/15/2033		2,125,000	2,116,024
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043		265,000	268,917
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,9], 4.869%, 2/15/2044		824,094	846,465
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,9], 3.50%, 1/20/2045		949,300	947,592
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,9], 3.50%, 3/20/2045		778,781	779,969

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $66,283,383)			66,440,416

FOREIGN GOVERNMENT BONDS - 2.3%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	252,830
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,704,994
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	199,100

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

The Korea Development Bank (South Korea)[4], (3 mo. LIBOR US + 0.675%), 3.30%, 9/19/2020		3,000,000	$3,009,063
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	383,238
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	139,584
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	252,884
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	46,054
Province of Ontario (Canada), 1.25%, 6/17/2019		2,044,000	2,040,768
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	590,000	433,911
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		4,996,000	4,973,950

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $20,966,293)			20,436,376

U.S. GOVERNMENT AGENCIES - 11.8%

Mortgage-Backed Securities - 11.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		98,954	100,456
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		5,611	5,662
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		18,541	18,973
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		78,869	80,137
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		21,461	21,945
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		14,070	14,369
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		121,741	123,458
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		15,219	15,526
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		46,013	47,371
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		19,295	20,098
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		3,817,919	3,933,419
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		644,170	676,288
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		707,842	743,503
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		419,182	461,444

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	51,950	$57,554
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	134,360	147,360
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	50,695	55,518
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	11,256	12,057
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	17,348	18,587
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	384,898	430,679
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	8,512	8,970
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	52,378	55,198
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	336,490	364,006
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	519,177	580,916
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	9,106	10,141
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	9,864	10,664
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	29,663	32,105
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	64,463	72,091
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	78,131	84,468
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	16,462	18,351
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	33,278	35,680
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	81,590	87,502
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	663,228	729,692
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	340,299	372,999
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	31,913	33,632
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	386,906	432,906
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	157,846	172,723
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	56,780	61,037
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	97,332	104,052

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	854,569	$905,239
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	48,869	52,562
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	80,585	86,676
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	694,617	764,424
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	479,164	536,025
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	199,332	223,027
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	677,437	757,900
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	497,348	514,765
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,081,101	1,144,051
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	261,876	266,317
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	607,196	628,407
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	13,193,535	13,400,487
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	861,587	900,385
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	925,177	972,676
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,472,129	2,507,812
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	841,425	868,583
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,051,486	2,078,025
Fannie Mae, Pool #AS6613, 4.00%, 2/1/2046	5,162,620	5,327,317
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,505,278	1,524,227
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	475,181	490,193
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	963,095	993,473
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,259,764	2,236,432
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	204,341	210,776
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	2,593,789	2,567,008
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,155,849	1,192,012

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	792,212	$816,998
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	790,324	815,051
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	996,415	1,049,882
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	2,925,489	3,058,311
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	3,688,097	3,889,499
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	2,077,364	2,170,598
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	2,679,181	2,799,566
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	2,656,175	2,775,253
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,825,073	1,925,300
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	6,905,190	7,284,401
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	1,206,910	1,322,747
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	8,341	8,361
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	25,018	25,597
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	17,351	17,860
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	24,451	25,250
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	117,450	123,555
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	973,827	1,024,452
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	111,767	122,627
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	282,405	309,467
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	318,854	354,492
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	239,904	262,567
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	107,236	117,092
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	120,740	131,597
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	301,231	328,562
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	37,132	40,507

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	252,603	$275,609
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	314,240	343,986
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	276,061	302,054
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	69,523	77,293
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	213,870	231,341
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	256,689	285,380
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,246,831	1,326,026
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,289,669	1,371,585
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,037,426	1,103,262
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,860,285	1,893,356
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,466,173	1,492,229
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	954,568	986,082
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,922,334	1,988,284
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,475,328	1,520,680
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	319,260	330,543
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,156,480	2,184,374
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	3,290,291	3,389,497
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	1,826,586	1,919,592
Freddie Mac, Pool #Q60730, 4.00%, 1/1/2049	3,664,549	3,768,498
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	29,459	31,415

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $106,717,206)		107,021,014

U.S. GOVERNMENT SECURITIES - 5.6%

U.S. Treasury Bill - 5.6%
U.S. Treasury Bill[10], 2.37%, 9/19/2019 (Identified Cost $50,481,769)	50,950,000	50,475,560

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management, Institutional Shares, 2.33%[11], (Identified Cost $14,591,010)	14,591,010	$14,591,010

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Identified Cost $864,924,857)		907,388,137

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $56,784)		(59,452)

TOTAL INVESTMENTS – 100.0%		907,328,685

OTHER ASSETS, LESS LIABILITIES - 0.0%##		449,918

NET ASSETS - 100%		$907,778,603

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

SGD - Singapore Dollar

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE

Put
Electronic Arts, Inc.	154	05/10/2019	$87.50	1,458	$(19,712)
Booking Holdings, Inc.	7	05/17/2019	1,730.00	1,298	(12,740)
Liveramp Holdings, Inc.	270	06/21/2019	50.00	1,575	(27,000)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(59,452)

* Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of April 30, 2019, the total value of such securities was $12,440,759.

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $105,222,716, or 11.59% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

4Floating rate security. Rate shown is the rate in effect as of April 30, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Represents a Payment-In-Kind bond.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.

10Represents the annualized yield at time of purchase.

11Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $864,924,857) (Note 2)	$907,388,137
Interest receivable	4,011,594
Receivable for fund shares sold	726,094
Receivable for securities sold	275,101
Foreign tax reclaims receivable	232,237
Dividends receivable	126,444
Prepaid and other expenses	47,193

TOTAL ASSETS	912,806,800

LIABILITIES:

Accrued management fees (Note 3)	298,473
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	205,015
Accrued sub-transfer agent fees (Note 3)	200,410
Accrued fund accounting and administration fees (Note 3)	37,637
Accrued Chief Compliance Officer service fees (Note 3)	637
Options written, at value (premiums received $56,784) (Note 2)	59,452
Payable for securities purchased	3,055,325
Payable for fund shares repurchased	1,070,591
Other payables and accrued expenses	100,657

TOTAL LIABILITIES	5,028,197

TOTAL NET ASSETS	$907,778,603

NET ASSETS CONSIST OF:

Capital stock	$735,504
Additional paid-in-capital	853,397,306
Total distributable earnings (loss)	53,645,793

TOTAL NET ASSETS	$907,778,603

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2019 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($618,652,851/45,076,646 shares)	$13.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($189,694,280/18,418,663 shares)	$10.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($8,178,770/829,804 shares)	$9.86

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($89,747,391/9,115,748 shares)	$9.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($1,505,311/109,543 shares)	$13.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$10,279,093
Dividends (net of foreign taxes withheld, $113,713)	2,621,083

Total Investment Income	12,900,176

EXPENSES:

Management fees (Note 3)	2,368,053
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	447,930
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	257,353
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	24,689
Shareholder services fees (Class S) (Note 3)	396,253
Sub-transfer agent fees (Note 3)	200,410
Fund accounting and administration fees (Note 3)	92,795
Directors’ fees (Note 3)	38,189
Chief Compliance Officer service fees (Note 3)	2,353
Custodian fees	26,879
Miscellaneous	193,267

Total Expenses	4,048,171
Less reduction of expenses (Note 3)	(296)

Net Expenses	4,047,875

NET INVESTMENT INCOME	8,852,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments in securities	6,739,382
Options written	443,406
Foreign currency and translation of other assets and liabilities	(6,538)

7,176,250

Net change in unrealized appreciation (depreciation) on- Investments in securities	35,299,651
Options written	65,493
Foreign currency and translation of other assets and liabilities	1,534

35,366,678

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	42,542,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,395,229

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,852,301	$14,980,802
Net realized gain (loss) on investments and foreign currency	7,176,250	19,433,550
Net change in unrealized appreciation (depreciation) on investments and foreign currency	35,366,678	(42,534,310)

Net increase (decrease) from operations	51,395,229	(8,119,958)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(18,431,771)	(27,066,336)
Class I	(8,086,206)	(10,654,505)
Class R	(402,834)	(786,315)
Class L	(3,457,152)	(5,698,305)

Total distributions to shareholders	(30,377,963)	(44,205,461)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(6,505,658)	(22,092,436)

Net increase (decrease) in net assets	14,511,608	(74,417,855)

NET ASSETS:

Beginning of period	893,266,995	967,684,850

End of period	$907,778,603	$893,266,995

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.39	$14.10	$13.36	$13.15	$14.13	$14.18

Income (loss) from investment operations:
Net investment income[1]	0.13	0.23	0.19	0.19	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.62	(0.33)	0.73	0.21	(0.41)	0.52

Total from investment operations	0.75	(0.10)	0.92	0.40	(0.19)	0.74

Less distributions to shareholders:
From net investment income	(0.15)	(0.18)	(0.16)	(0.19)	(0.18)	(0.20)
From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)	(0.59)

Total distributions to shareholders	(0.42)	(0.61)	(0.18)	(0.19)	(0.79)	(0.79)

Net asset value - End of period	$13.72	$13.39	$14.10	$13.36	$13.15	$14.13

Net assets - End of period (000’s omitted)	$618,653	$596,934	$627,523	$724,270	$911,956	$1,124,851

Total return[2]	5.78%	(0.75% )	7.02%	3.07%	(1.33% )	5.46%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.88% [3]	0.88%	0.87%	0.87%	0.88%	0.87%
Net investment income	2.02% [3]	1.71%	1.42%	1.47%	1.60%	1.57%
Series portfolio turnover	28%	80%	58%	65%	51%	45%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.15	$10.85	$10.33	$10.22	$11.17	$11.38

Income (loss) from investment operations:
Net investment income[1]	0.11	0.20	0.17	0.17	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.47	(0.26)	0.56	0.15	(0.32)	0.40

Total from investment operations	0.58	(0.06)	0.73	0.32	(0.13)	0.60

Less distributions to shareholders:
From net investment income	(0.16)	(0.21)	(0.19)	(0.21)	(0.21)	(0.22)
From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)	(0.59)

Total distributions to shareholders	(0.43)	(0.64)	(0.21)	(0.21)	(0.82)	(0.81)

Net asset value - End of period	$10.30	$10.15	$10.85	$10.33	$10.22	$11.17

Net assets - End of period (000’s omitted)	$189,694	$192,157	$213,824	$291,632	$325,700	$353,538

Total return[2]	6.01%	(0.62% )	7.25%	3.26%	(1.15% )	5.66%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.66% [3]	0.68%	0.67%	0.67%	0.68%	0.67%
Net investment income	2.24% [3]	1.92%	1.62%	1.66%	1.81%	1.77%
Series portfolio turnover	28%	80%	58%	65%	51%	45%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.73	$10.42	$9.92	$9.81	$10.75	$10.99

Income (loss) from investment operations:
Net investment income[1]	0.08	0.14	0.11	0.12	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.45	(0.24)	0.54	0.15	(0.30)	0.38

Total from investment operations	0.53	(0.10)	0.65	0.27	(0.17)	0.52

Less distributions to shareholders:
From net investment income	(0.13)	(0.16)	(0.13)	(0.16)	(0.16)	(0.17)
From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)	(0.59)

Total distributions to shareholders	(0.40)	(0.59)	(0.15)	(0.16)	(0.77)	(0.76)

Net asset value - End of period	9.86	9.73	10.42	9.92	9.81	10.75

Net assets - End of period (000’s omitted)	$8,179	$10,886	$13,672	$19,054	$55,315	$59,101

Total return[2]	5.71%	(1.08% )	6.72%	2.79%	(1.60% )	5.08%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.14% [3]	1.18%	1.17%	1.17%	1.18%	1.17%
Net investment income	1.75% [3]	1.40%	1.12%	1.19%	1.30%	1.27%
Series portfolio turnover	28%	80%	58%	65%	51%	45%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L*

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):
Net asset value -Beginning of period	$9.71	$10.40	$9.91	$9.81	$10.75	$10.99

Income (loss) from investment operations:

Net investment income[1]	0.06	0.09	0.06	0.06	0.08	0.08

Net realized and unrealized gain (loss) on investments	0.46	(0.24)	0.54	0.15	(0.31)	0.39

Total from investment operations	0.52	(0.15)	0.60	0.21	(0.23)	0.47

Less distributions to shareholders:

From net investment income	(0.11)	(0.11)	(0.09)	(0.11)	(0.10)	(0.12)

From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)	(0.59)

Total distributions to shareholders	(0.38)	(0.54)	(0.11)	(0.11)	(0.71)	(0.71)

Net asset value - End of period	$9.85	$9.71	$10.40	$9.91	$9.81	$10.75

Net assets - End of period (000’s omitted)	$89,747	$93,290	$112,666	$127,100	$137,697	$139,291

Total return[2]	5.51%	(1.58% )	6.13%	2.24%	(2.10% )	4.58%

Ratios (to average net assets)/Supplemental Data:

Expenses	1.63% [3]	1.68%	1.67%	1.67%	1.68%	1.67%

Net investment income	1.27% [3]	0.91%	0.62%	0.66%	0.81%	0.77%

Series portfolio turnover	28%	80%	58%	65%	51%	45%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

FOR THE PERIOD 4/1/19[1] TO 4/30/19 (UNAUDITED)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$9.61

Income from investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain on investments	4.10

Total from investment operations	4.13

Net asset value - End of period	$13.74

Net assets - End of period (000’s omitted)	$1,505

Total return[3]	0.88%

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.08%
Net investment income[4]	3.16%
Series portfolio turnover	28%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts4:

0.40%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$1,068.70	$5.59	1.09%

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%

Class I

Actual	$1,000.00	$1,070.40	$4.36	0.85%

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

Class R

Actual	$1,000.00	$1,068.20	$6.92	1.35%

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Class L

Actual	$1,000.00	$1,064.90	$9.32	1.82%

Hypothetical
(5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%

Class W

Actual	$1,000.00	$1,010.60	$0.08	0.10%

Hypothetical
(5% return before expenses)	$1,000.00	$1,003.89	$0.08	0.10%

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

1Class W inception date was April 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 30 day period ended April 30, 2019 due to its inception date of April 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
4A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]
Financials	9.7%
Health Care	8.2%
Consumer Staples	6.5%
Communication Services	6.0%
Information Technology	5.8%
Consumer Discretionary	5.4%
Energy	4.3%
Industrials	3.6%
Real Estate	3.4%
Materials	2.0%
Utilities	0.2%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Microsoft Corp.	1.5%
Medtronic plc	1.3%
Novartis AG - ADR (Switzerland)	1.2%
Mastercard, Inc. - Class A	1.2%
Tencent Holdings Ltd. - Class H (China)	1.2%
Johnson & Johnson	1.1%
Booking Holdings, Inc.	1.1%
Visa, Inc. - Class A	1.1%
Berkshire Hathaway, Inc. - Class B	1.0%
Ball Corp.	1.0%

6As a percentage of total investments.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 36.5%

Communication Services - 3.7%

Diversified Telecommunication Services - 0.0%##
Orange S.A. (France)	1,765	$27,584
Swisscom AG (Switzerland)	70	32,617

		60,201

Entertainment - 0.6%
Electronic Arts, Inc.*	23,425	2,217,176
NCSoft Corp. (South Korea)	80	36,027
Nexon Co. Ltd. (Japan)*	9,100	129,540
Sea Ltd. - ADR (Thailand)*	3,205	79,772
Vivendi S.A. (France)	785	22,785

		2,485,300

Interactive Media & Services - 2.7%
Alphabet, Inc. - Class A*[1]	2,420	2,901,483
Alphabet, Inc. - Class C*	2,495	2,965,258
Autohome, Inc. - ADR (China)*	945	109,138
Tencent Holdings Ltd. - Class H (China)	99,536	4,905,897

		10,881,776

Media - 0.4%
Quebecor, Inc. - Class B (Canada)	33,585	837,557
Shaw Communications, Inc. - Class B (Canada)	43,130	873,417

		1,710,974

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	615	21,021
KDDI Corp. (Japan)	2,400	55,314
NTT DOCOMO, Inc. (Japan)	2,300	49,946

		126,281

Total Communication Services		15,264,532

Consumer Discretionary - 3.1%

Automobiles - 0.0%##
Geely Automobile Holdings Ltd. (China)	30,000	60,431
Peugeot S.A. (France)	465	12,192
Renault S.A. (France)	260	17,739
Suzuki Motor Corp. (Japan)	1,900	86,704

		177,066

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	84,000	39,291
China Yuhua Education Corp. Ltd. (China)[2]	144,000	64,425
Fu Shou Yuan International Group Ltd. (China)	96,640	82,924

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,010	$96,415
TAL Education Group - ADR (China)*	800	30,776
Wisdom Education International Holdings Co. Ltd. (China)	86,000	50,569

		364,400

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	1,705	60,520
Hilton Worldwide Holdings, Inc.	950	82,640
Jollibee Foods Corp. (Philippines)	4,555	26,624
Restaurant Brands International, Inc. (Canada)	750	48,930
Sodexo S.A. (France)	470	53,902
Yum China Holdings, Inc. (China)	1,220	57,999

		330,615

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	14,145	111,277
Berkeley Group Holdings plc (United Kingdom)	2,230	109,396
Persimmon plc (United Kingdom)	3,865	112,908
Taylor Wimpey plc (United Kingdom)	47,990	113,775

		447,356

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. - ADR (China)*[1]	565	104,847
Amazon.com, Inc.*[1]	720	1,387,094
Booking Holdings, Inc.*	2,480	4,600,375
Despegar.com Corp. (Argentina)*	1,470	21,447

		6,113,763

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[2]	4,695	57,613
Thule Group AB (Sweden)[2]	3,850	89,689
Yamaha Corp. (Japan)	1,700	88,268

		235,570

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	9,000	46,398

Specialty Retail - 0.5%
Fast Retailing Co. Ltd. (Japan)	100	57,859
Industria de Diseno Textil S.A. (Spain)	64,915	1,965,542

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Specialty Retail (continued)
Nitori Holdings Co. Ltd. (Japan)	400	$47,721

		2,071,122

Textiles, Apparel & Luxury Goods - 0.7%
adidas AG (Germany)	220	56,670
ANTA Sports Products Ltd. (China)	8,180	57,531
EssilorLuxottica S.A. (France)	260	31,678
Hermes International (France)	80	56,286
Kering S.A. (France)	60	35,505
Li Ning Co. Ltd. (China)*	38,097	69,211
lululemon athletica, Inc.*	14,125	2,490,944
LVMH Moet Hennessy Louis Vuitton SE (France)	215	84,413
Moncler S.p.A. (Italy)	1,220	50,160
Shenzhou International Group Holdings Ltd. (China)	4,300	57,796

		2,990,194

Total Consumer Discretionary		12,776,484

Consumer Staples - 6.5%

Beverages - 3.9%
Ambev S.A. - ADR (Brazil)	353,451	1,664,754
Anheuser-Busch InBev S.A./N.V. (Belgium)	45,510	4,046,180
The Coca-Cola Co.	67,230	3,298,304
Coca-Cola European Partners plc (United Kingdom)[1]	690	36,977
Diageo plc (United Kingdom)	80,723	3,403,102
Heineken N.V. (Netherlands)	325	35,135
PepsiCo, Inc.	24,470	3,133,384
Pernod Ricard S.A. (France)	390	68,003
Suntory Beverage & Food Ltd. (Japan)	1,100	48,641
Treasury Wine Estates Ltd. (Australia)	10,805	131,061

		15,865,541

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	600	35,377
Koninklijke Ahold Delhaize N.V. (Netherlands)	1,270	30,609
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,700	56,288
Puregold Price Club, Inc. (Philippines)	19,700	15,857
Robinsons Retail Holdings, Inc. (Philippines)	11,560	17,303

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)

Food & Staples Retailing (continued)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	19,390	$56,970

		212,404

Food Products - 1.7%
Associated British Foods plc (United Kingdom)	1,675	55,949
Barry Callebaut AG (Switzerland)	15	27,503
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	5	33,229
Danone S.A. (France)	2,416	195,322
Kerry Group plc - Class A (Ireland)	1,035	115,622
Mondelez International, Inc. - Class A	61,370	3,120,664
Nestle S.A. (Switzerland)	36,319	3,496,708
Universal Robina Corp. (Philippines)	9,880	28,861
Yakult Honsha Co. Ltd. (Japan)	700	47,793

		7,121,651

Household Products - 0.0%##
Essity AB - Class B (Sweden)	1,215	36,026
Henkel AG & Co. KGaA (Germany)	515	52,125
Lion Corp. (Japan)	2,800	57,636
Unicharm Corp. (Japan)	1,500	49,503

		195,290

Personal Products - 0.8%
Beiersdorf AG (Germany)	910	99,573
Kao Corp. (Japan)	600	46,318
L’Oreal S.A. (France)	335	92,143
Unilever plc - ADR (United Kingdom)	50,709	3,083,107

		3,321,141

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)[1]	1,170	45,864

Total Consumer Staples		26,761,891

Energy - 1.4%

Energy Equipment & Services - 1.1%
Core Laboratories N.V.[1]	830	52,614
Diamond Offshore Drilling, Inc.*	40,810	396,265
Halliburton Co.	63,320	1,793,856
Schlumberger Ltd.	39,613	1,690,683
Transocean Ltd.*	74,620	586,513

		4,519,931

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	6,234	68,823

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - Class H (China)	102,000	$78,408
Eni S.p.A. (Italy)	6,575	112,046
Equinor ASA (Norway)	5,135	114,468
Galp Energia SGPS S.A. (Portugal)	7,045	118,119
Repsol S.A. (Spain)	6,782	115,082
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,780	180,394
Suncor Energy, Inc. (Canada)	2,605	85,906
TOTAL S.A. (France)	2,130	118,409
Vermilion Energy, Inc. (Canada)	2,325	59,370
Woodside Petroleum Ltd. (Australia)	2,295	57,214

		1,108,239

Total Energy		5,628,170

Financials - 4.0%

Banks - 0.2%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,250	50,025
Bank of the Philippine Islands (Philippines)	14,280	23,266
Bankinter S.A. (Spain)	10,390	83,050
Barclays plc (United Kingdom)	54,760	117,515
BDO Unibank, Inc. (Philippines)	15,590	40,138
BNP Paribas S.A. (France)	1,275	67,872
Credit Agricole S.A. (France)	1,450	19,912
FinecoBank Banca Fineco S.p.A. (Italy)	8,495	111,896
Intesa Sanpaolo S.p.A. (Italy)	18,725	49,060
Lloyds Banking Group plc (United Kingdom)	137,235	112,236
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	4,250	45,047
Metropolitan Bank & Trust Co. (Philippines)	17,910	25,532
Royal Bank of Scotland Group plc (United Kingdom)	34,215	107,139
Societe Generale S.A. (France)	990	31,394
UniCredit S.p.A. (Italy)	3,573	49,465

		933,547

Capital Markets - 2.8%
BlackRock, Inc.[1]	1,610	781,236
Cboe Global Markets, Inc.	15,120	1,536,343
The Charles Schwab Corp.	33,020	1,511,656
CME Group, Inc.	8,710	1,558,219
Deutsche Boerse AG (Germany)	525	70,152
E*TRADE Financial Corp.	16,360	828,798

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Capital Markets (continued)
Intercontinental Exchange, Inc.	19,040	$1,548,904
Japan Exchange Group, Inc. (Japan)	3,200	52,255
Julius Baer Group Ltd. (Switzerland)	1,425	68,834
London Stock Exchange Group plc (United Kingdom)	2,895	189,806
Moody’s Corp.	8,200	1,612,284
S&P Global, Inc.	7,205	1,589,855

		11,348,342

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*[1]	19,375	4,198,756

Insurance - 0.0%##
AXA S.A. (France)	2,065	55,067
Ping An Insurance Group Co. of China Ltd. - Class H (China)	7,500	90,785

		145,852

Total Financials		16,626,497

Health Care - 7.4%

Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc.*	16,370	1,400,126
Incyte Corp.*	23,640	1,815,552
Regeneron Pharmaceuticals, Inc.*	2,475	849,272
Seattle Genetics, Inc.*	24,625	1,669,082
Vertex Pharmaceuticals, Inc.*	10,380	1,754,012

		7,488,044

Health Care Equipment & Supplies - 1.6%
Alcon, Inc. (Switzerland)*	12,424	723,077
Alcon, Inc. (Switzerland)*	300	17,277
Coloplast A/S - Class B (Denmark)	465	50,230
Getinge AB - Class B (Sweden)	4,200	59,175
Hoya Corp. (Japan)	500	35,314
Koninklijke Philips N.V. (Netherlands)	835	35,858
Medtronic plc	58,955	5,235,794
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	48,000	47,184
Smith & Nephew plc (United Kingdom)	4,435	85,740
Sonova Holding AG (Switzerland)	430	86,852
Sysmex Corp. (Japan)	800	45,842
Terumo Corp. (Japan)	1,600	48,286

		6,470,629

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)

Health Care Providers & Services - 0.0%##
Sonic Healthcare Ltd. (Australia)	1,920	$34,721

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*[1]	1,126	43,869
QIAGEN N.V.*	1,907	73,841
Tecan Group AG (Switzerland)	115	25,961

		143,671

Pharmaceuticals - 3.9%
Johnson & Johnson	33,150	4,680,780
Kyowa Hakko Kirin Co. Ltd. (Japan)	46,600	906,523
Merck & Co., Inc.	20,010	1,574,987
Merck KGaA (Germany)	30,065	3,204,657
Novartis AG - ADR (Switzerland)	61,695	5,073,180
Novartis AG (Switzerland)	1,500	122,910
Novo Nordisk A/S - Class B (Denmark)	1,025	50,219
Perrigo Co. plc	1,695	81,224
Recordati S.p.A. (Italy)	860	34,751
Roche Holding AG (Switzerland)	740	195,259
Sanofi (France)	1,075	93,793
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1,400	30,930
UCB S.A. (Belgium)	380	30,202

		16,079,415

Total Health Care		30,216,480

Industrials - 0.9%

Aerospace & Defense - 0.1%
Airbus S.E. (France)	480	65,726
BAE Systems plc (United Kingdom)	16,175	103,961
MTU Aero Engines AG (Germany)	230	54,264
Safran S.A. (France)	295	43,000
Thales S.A. (France)	95	11,350

		278,301

Air Freight & Logistics - 0.4%
FedEx Corp.	8,740	1,655,880

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	629	48,836

Building Products - 0.0%##
Cie de Saint-Gobain (France)	475	19,475
Geberit AG (Switzerland)	125	52,414

		71,889

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	600	50,479

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	245	$12,314
Vinci S.A. (France)	950	95,947

		108,261

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	660	55,860

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	74,000	15,847
LT Group, Inc. (Philippines)	54,800	16,867
Siemens AG (Germany)	355	42,565
SM Investments Corp. (Philippines)	2,120	38,677

		113,956

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	1,190	29,660
Daifuku Co. Ltd. (Japan)	700	43,064
Epiroc AB - Class A (Sweden)*	1,270	13,129
FANUC Corp. (Japan)	200	37,575
Harmonic Drive Systems, Inc. (Japan)	1,000	39,814
Hyundai Heavy Industries Co. Ltd. (South Korea)*	1,115	119,059
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	2,285	110,213
Jungheinrich AG (Germany)	1,175	41,001
KION Group AG (Germany)	685	47,123
Nabtesco Corp. (Japan)	1,200	36,797
Samsung Heavy Industries Co. Ltd. (South Korea)*	4,015	28,318
Schindler Holding AG (Switzerland)	235	50,789
The Weir Group plc (United Kingdom)	6,995	152,036

		748,578

Professional Services - 0.1%
Intertek Group plc (United Kingdom)	815	57,004
Recruit Holdings Co. Ltd. (Japan)	1,900	57,216
SGS S.A. (Switzerland)	20	52,771

		166,991

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	580	53,874

Trading Companies & Distributors - 0.0%##
Bunzl plc (United Kingdom)	1,540	46,448
Kanamoto Co. Ltd. (Japan)	2,300	54,598

		101,046

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	7,900	$48,652
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	340	34,466

		83,118

Total Industrials		3,537,069

Information Technology - 5.2%

Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	2,535	59,648
Hexagon A.B. - Class B (Sweden)	1,105	60,369
Hollysys Automation Technologies Ltd. (China)	1,850	38,720
Keyence Corp. (Japan)	206	128,708

		287,445

IT Services - 3.4%
Capgemini SE (France)	140	16,990
InterXion Holding N.V. (Netherlands)*	37,895	2,621,955
Keywords Studios plc (Ireland)	597	12,171
LiveRamp Holdings, Inc.*	27,060	1,578,410
Mastercard, Inc. - Class A	19,330	4,914,459
Nomura Research Institute Ltd. (Japan)	1,100	53,844
Visa, Inc. - Class A1	27,650	4,546,490

		13,744,319

Software - 1.7%
Check Point Software Technologies Ltd. (Israel)*[1]	410	49,512
Dassault Systemes S.E. (France)	110	17,420
Microsoft Corp.	47,380	6,187,828
SAP S.E. (Germany)	455	58,653
ServiceNow, Inc.*	2,960	803,670
Sophos Group plc (United Kingdom)[2]	14,870	69,474

		7,186,557

Total Information Technology		21,218,321

Materials - 1.2%

Chemicals - 0.2%
Air Liquide S.A. (France)	405	53,878
Akzo Nobel N.V. (Netherlands)	1,573	133,651
Givaudan S.A. (Switzerland)	20	51,786
Mexichem S.A.B. de C.V. (Mexico)	23,200	53,883
OCI N.V. (Netherlands)*	1,650	47,923
Sika AG (Switzerland)	385	58,990

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)

Chemicals (continued)
Solvay S.A. (Belgium)	1,055	$127,208
Symrise AG (Germany)	580	55,750

		583,069

Containers & Packaging - 1.0%
Ball Corp.	68,690	4,117,279

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	2,300	24,293
Lundin Mining Corp. (Chile)	4,265	22,890

		47,183

Total Materials		4,747,531

Real Estate - 3.1%

Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust[1]	1,335	37,700
Agree Realty Corp.[1]	825	54,013
Alexandria Real Estate Equities, Inc.[1]	310	44,141
American Campus Communities, Inc.[1]	1,320	62,304
American Homes 4 Rent - Class A1	8,060	193,279
American Tower Corp.	8,150	1,591,695
Americold Realty Trust[1]	1,255	40,173
Apartment Investment & Management Co. - Class A1	2,441	120,488
Apple Hospitality REIT, Inc.[1]	2,330	38,329
AvalonBay Communities, Inc.[1]	1,560	313,451
Boston Properties, Inc.	1,565	215,375
Brandywine Realty Trust[1]	10,745	165,366
The British Land Co. plc (United Kingdom)	7,045	54,660
Camden Property Trust[1]	395	39,757
Chesapeake Lodging Trust[1]	1,925	54,863
Community Healthcare Trust, Inc.	2,710	98,861
Cousins Properties, Inc.[1]	16,355	156,517
Crown Castle International Corp.[1]	910	114,460
CubeSmart	1,635	52,173
Digital Realty Trust, Inc.	995	117,121
Douglas Emmett, Inc.	1,800	74,142
Equinix, Inc.	5,260	2,391,722
Equity LifeStyle Properties, Inc.	860	100,362
Equity Residential	3,385	258,682
Essential Properties Realty Trust, Inc.	3,915	80,962
Essex Property Trust, Inc.	615	173,738
Extra Space Storage, Inc.	580	60,140
Federal Realty Investment Trust	305	40,824

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
First Industrial Realty Trust, Inc.	2,005	$70,716
Getty Realty Corp.	2,320	75,238
HCP, Inc.	4,170	124,183
Healthcare Realty Trust, Inc.	3,555	109,778
Healthcare Trust of America, Inc. - Class A	5,655	155,965
Hibernia REIT plc (Ireland)	41,405	66,409
Host Hotels & Resorts, Inc.	4,095	78,788
Independence Realty Trust, Inc.	7,010	74,236
Invitation Homes, Inc.	5,634	140,061
Jernigan Capital, Inc.	3,870	81,541
Kimco Realty Corp.	3,575	62,169
Land Securities Group plc (United Kingdom)	4,740	57,126
Lexington Realty Trust	7,075	64,170
Liberty Property Trust	3,140	155,870
Mid-America Apartment Communities, Inc.	1,090	119,257
National Retail Properties, Inc.	1,415	74,457
National Storage Affiliates Trust	1,410	41,257
Physicians Realty Trust	9,740	175,904
Plymouth Industrial REIT, Inc.	1,536	28,831
Prologis, Inc.	4,975	381,433
Public Storage	765	169,203
Realty Income Corp.	645	45,156
SBA Communications Corp.*	8,120	1,654,288
Simon Property Group, Inc.	2,295	398,642
STAG Industrial, Inc.	3,080	88,642
STORE Capital Corp.	1,315	43,816
Sun Communities, Inc	1,410	173,543
Sunstone Hotel Investors, Inc.	3,490	50,256
Taubman Centers, Inc.	540	26,622
Tier REIT, Inc.	5,120	145,101
UDR, Inc.	3,045	136,873
UMH Properties, Inc.	2,885	40,534
Urban Edge Properties	5,210	96,750
Ventas, Inc.	1,330	81,276
VEREIT, Inc.	14,065	116,177
Vornado Realty Trust	1,150	79,511
Weingarten Realty Investors	3,370	97,528
Welltower, Inc.	1,590	118,503

		12,445,108

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	53,700	50,522
Daito Trust Construction Co. Ltd. (Japan)	300	40,171

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Real Estate Management & Development (continued)
SM Prime Holdings, Inc. (Philippines)	74,575	$59,363

		150,056

Total Real Estate		12,595,164

Utilities - 0.0%##

Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	3,220	23,822

Independent Power and Renewable Electricity

Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	34,100	24,669

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	2,160	33,887
Engie S.A. (France)	1,480	21,967

		55,854

Total Utilities		104,345

TOTAL COMMON STOCKS (Identified Cost $129,937,499)		149,476,484

CORPORATE BONDS - 18.6%

Non-Convertible Corporate Bonds - 18.6%
Communication Services - 2.2%

Diversified Telecommunication Services - 1.5%
AT&T, Inc., 4.25%, 3/1/2027	2,350,000	2,439,501
Verizon Communications, Inc., 5.50%, 3/16/2047	3,230,000	3,844,738

		6,284,239

Media - 0.7%
Discovery Communications LLC, 5.20%, 9/20/2047	2,510,000	2,497,991
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2] , 5.50%, 3/1/2028	200,000	198,500

		2,696,491

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	205,000	206,273

Total Communication Services		9,187,003

Consumer Discretionary - 2.3%

Automobiles - 1.0%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	1,800,000	1,795,929
General Motors Financial Co., Inc., 3.15%, 1/15/2020	2,120,000	2,123,786

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Tesla, Inc.[2], 5.30%, 8/15/2025	20,000	$17,100

		3,936,815

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	347,000	344,398
LGI Homes, Inc.[2], 6.875%, 7/15/2026	255,000	258,188
Meritage Homes Corp., 5.125%, 6/6/2027	130,000	128,375
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	490,000	489,157
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	160,000	161,933
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	105,000	102,900
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	256,000	253,440

		1,738,391

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,600,000	3,679,163

Specialty Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	155,000	155,291

Total Consumer Discretionary		9,509,660

Energy - 2.9%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	120,000	114,300
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	165,000	161,700

		276,000

Oil, Gas & Consumable Fuels - 2.8%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	175,000	168,438
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	125,000	127,500
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	140,000	132,300
DCP Midstream Operating LP2, 5.35%, 3/15/2020	105,000	106,710

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	286,000	$278,135
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	272,000	281,520
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	130,000	129,106
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	346,000	206,735
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,060,000	3,770,012
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	135,000	134,325
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	20,000	20,500
Natural Resource Partners LP - NRP Finance Corp.[2], 9.125%, 6/30/2025	20,000	20,700
NuStar Logistics LP, 6.75%, 2/1/2021	105,000	109,200
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	200,000	204,470
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,270,000	3,642,335
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	160,000	158,600
Southwestern Energy Co.[5], 6.20%, 1/23/2025	204,000	200,559
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	105,000	106,838
The Williams Companies, Inc., 3.75%, 6/15/2027	1,840,000	1,845,322

		11,643,305

Total Energy		11,919,305

Financials - 5.7%
Banks - 3.0%
Bank of America Corp., 4.00%, 1/22/2025	3,530,000	3,616,949
Citigroup, Inc., 8.125%, 7/15/2039	1,260,000	1,907,849
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	2,620,000	2,663,476
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,730,000	1,793,914

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,320,000	$2,418,644

		12,400,832

Capital Markets - 1.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	105,000	106,838
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,200,000	1,235,649
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	130,000	132,275
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	3,510,000	3,561,096

		5,035,858

Consumer Finance - 0.1%
SLM Corp., 5.125%, 4/5/2022	275,000	270,875

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,430,000	2,486,986
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	150,000	151,500
FS Energy & Power Fund[2], 7.50%, 8/15/2023	205,000	211,708
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	242,638

		3,092,832

Insurance - 0.6%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,270,000	2,410,740

Total Financials		23,211,137

Health Care - 0.8%
Health Care Providers & Services - 0.8%
DaVita, Inc., 5.00%, 5/1/2025	100,000	97,844
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	2,882,000	2,896,871
MEDNAX, Inc.[2], 6.25%, 1/15/2027	190,000	193,800

Total Health Care		3,188,515

Industrials - 2.7%
Airlines - 0.1%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	615,000	618,075

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	105,000	$106,050
The ADT Security Corp., 4.125%, 6/15/2023	105,000	102,703
GFL Environmental, Inc. (Canada)[2], 8.50%, 5/1/2027	20,000	20,835
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	110,000	110,275
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	150,000	162,375

		502,238

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	226,000	226,282

Industrial Conglomerates - 0.5%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	2,110,000	1,997,263

Machinery - 0.8%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	3,180,000	3,183,116
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	40,000	40,350

		3,223,466

Marine - 0.2%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	386,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	330,000	331,650

		717,650

Trading Companies & Distributors - 0.9%
Aircastle Ltd.[1], 6.25%, 12/1/2019	145,000	147,898
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	160,000	164,000
International Lease Finance Corp., 6.25%, 5/15/2019	3,279,000	3,282,755
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	155,000	156,693

		3,751,346

Total Industrials		11,036,320

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	2,110,000	$2,100,868
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	277,000	268,690

Total Information Technology		2,369,558

Materials - 0.9%
Chemicals - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	105,000	108,938

Containers & Packaging - 0.1%
ARD Securities Finance S.A.R.L (Luxembourg)[2,8], 8.75%, 1/31/2023	20,000	19,725
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	201,500

		221,225

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	60,000	59,430
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	100,000	96,602
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	210,000	211,050
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	235,000	197,400
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	194,500
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,270,000	2,315,716
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	189,625

		3,264,323

Total Materials		3,594,486

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	40,000	39,900
Forestar Group, Inc.[2], 8.00%, 4/15/2024	205,000	210,125
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	115,000	115,575

	PRINCIPAL AMOUNT3 / SHARES
		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
GTP Acquisition Partners I LLC[2] , 2.35%, 6/15/2020	589,000	$582,826
Iron Mountain, Inc.[2], 4.875%, 9/15/2027	110,000	106,494
iStar, Inc., 5.25%, 9/15/2022	183,000	184,372

Total Real Estate		1,239,292

Utilities - 0.2%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	165,000	163,515

Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	445,000	447,225
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	250,000	252,500

		699,725

Total Utilities		863,240

TOTAL CORPORATE BONDS (Identified Cost $75,123,222)		76,118,516

MUTUAL FUNDS - 0.1%
iShares U.S. Real Estate ETF	395	34,365
SPDR Gold Shares	1,850	224,220
VanEck Vectors Gold Miners ETF	4,970	103,823

TOTAL MUTUAL FUNDS (Identified Cost $371,952)		362,408

U.S. TREASURY SECURITIES - 18.2%

U.S. Treasury Bonds - 8.2%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,071,000	8,231,185
U.S. Treasury Bond, 4.75%, 2/15/2037	6,414,000	8,284,332
U.S. Treasury Bond, 2.50%, 2/15/2045	9,058,000	8,358,836
U.S. Treasury Bond, 3.00%, 5/15/2047	6,345,000	6,427,039
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	2,211,946	2,139,518

Total U.S. Treasury Bonds (Identified Cost $32,730,882)		33,440,910

U.S. Treasury Notes - 10.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	12,718,472	12,653,389

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	9,007,000	$8,553,484
U.S. Treasury Note, 2.375%, 5/15/2027	8,353,000	8,309,277
U.S. Treasury Note, 2.75%, 2/15/2028	8,445,000	8,624,126
U.S. Treasury Note, 2.625%, 2/15/2029	3,035,000	3,065,943

Total U.S. Treasury Notes (Identified Cost $40,658,932)		41,206,219

TOTAL U.S. TREASURY SECURITIES (Identified Cost $73,389,814)		74,647,129

ASSET-BACKED SECURITIES - 4.4%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	54,330	54,161
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	1,301,754	1,299,661
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	3,430,120	3,405,839
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.324%, 12/17/2036	519,558	516,047
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.624%, 12/17/2036	400,000	399,999
Navient Student Loan Trust, Series 2019-2A, Class A2[2,4], (1 mo. LIBOR US + 1.000%), 3.48%, 2/27/2068	2,590,000	2,596,475
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	1,285,000	1,286,483
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	1,110,000	1,109,860
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	142,181	141,721
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	227,582	226,278

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	$298,231
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	564,267	562,159
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	1,568,336	1,573,266
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	281,987	280,207
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,9], 2.75%, 10/25/2056	1,020,642	1,006,724
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4], (1 mo. LIBOR US + 1.000%), 3.477%, 10/25/2048	1,002,472	1,003,191
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,179,504	1,166,112
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,246,864	1,238,225

TOTAL ASSET-BACKED SECURITIES (Identified Cost $18,187,741)		18,164,639

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	88,196	88,999
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	1,850,000	1,885,710
CIM Trust, Series 2019-INV1, Class A1[2,9], 4.00%, 2/25/2049	659,108	669,248
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	992,259	949,227
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	673,897	643,297
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	1,246,836	1,270,795
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	92,062	91,678

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.433%, 8/25/2020	12,617,294	$171,067
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.323%, 4/25/2021	7,801,840	152,827
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.635%, 10/25/2021	5,159,020	162,360
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.446%, 12/25/2021	7,778,812	218,366
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.571%, 6/25/2022	9,752,189	373,092
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.305%, 4/25/2023	50,628,285	356,362
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.215%, 5/25/2023	38,100,512	166,598
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,541,889	1,579,460
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,478,951	1,533,648
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	125,512,915	384,019
FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.263%, 4/25/2046	1,350,000	1,351,675
FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.714%, 1/25/2047	1,657,000	1,763,327
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.495%, 12/15/2034	1,928,000	1,921,229
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,9], 3.495%, 12/15/2034	1,000,000	994,854
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,511,515	1,460,256
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	50,748	51,111

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	550,225	$543,240
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	544,376	542,611
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	705,385	703,581
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047	1,398,523	1,402,983
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,443,160	1,447,762
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	557,106	564,841
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	725,451	737,467
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	762,094	773,071
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	116,349
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043	622,838	567,365
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043	678,238	663,170
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	791,562	776,971
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.693%, 11/15/2027	1,594,670	1,591,456
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056	1,315,733	1,292,406
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	353,684
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.523%, 12/15/2033	965,000	960,924
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045	781,950	780,542

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		634,905	$635,873

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $32,397,660)			32,693,501

FOREIGN GOVERNMENT BONDS - 3.3%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	334,787
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,684,637
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	398,201
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	451,532
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	177,233
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	284,520
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	54,828
Province of Ontario (Canada), 1.25%, 6/17/2019		1,297,000	1,294,949
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	739,000	543,492
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,200,000	3,185,877

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $14,031,687)			13,410,056

U.S. GOVERNMENT AGENCIES - 8.1%

Mortgage-Backed Securities - 8.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		110,602	112,281
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		5,276	5,325
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		17,290	17,692
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		93,353	94,854
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		19,977	20,429
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		136,877	138,808
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		18,014	18,764

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	2,539,297	$2,616,117
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	571,151	599,628
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	505,132	530,581
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	453,824	499,579
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	385,247	431,069
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	866,727	969,795
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	129,200	144,566
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	42,587	47,627
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	770,418	816,098
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	538,050	601,899
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	643,799	720,266
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,177,742	2,211,902
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	858,933	897,612
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	666,789	688,310
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,142,626	2,170,344
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,609,938	1,593,316
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	498,969	525,743
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	2,274,723	2,398,943
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	2,091,560	2,185,431
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	598,652	625,490
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,215,139	1,281,870
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	1,970,746	2,078,973
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	1,811,922	1,890,161
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	1,668,908	1,829,087
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	9,847	9,871

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	23,319	$23,859
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	16,195	16,671
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	13,243	13,711
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	22,807	23,553
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	10,944	11,305
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	693,123	729,155
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,310	1,436
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	200,757	222,886
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	194,442	216,174
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	198,946	217,740
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	249,845	272,514
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	118,008	131,116
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	161,611	179,672
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,600,913	1,702,599
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	753,235	778,103
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	16	16

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $33,099,811)		33,312,941

	PRINCIPAL AMOUNT[3] SHARES		VALUE (NOTE 2)

U.S. GOVERNMENT SECURITIES - 0.7%

U.S. Treasury Bill - 0.7%

U.S. Treasury Bill[10], 2.39%, 9/19/2019
(Identified Cost $3,066,271)		3,095,000	$3,066,180

FOREIGN GOVERNMENT SECURITIES - 0.1%

United Kingdom Treasury Bill (United Kingdom)[10], 0.72%, 5/28/2019
(Identified Cost $334,057)	GBP	252,000	328,431

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 2.33%[11],
(Identified Cost $7,617,886)		7,617,886	7,617,886

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $387,557,600)			409,198,171

TOTAL OPTIONS WRITTEN — 0.0%##
(Premiums Received $41,751)			(43,692)

TOTAL INVESTMENTS - 99.9%			409,154,479
OTHER ASSETS, LESS LIABILITIES - 0.1%			528,708

NET ASSETS - 100%			$409,683,187

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
GBP - British Pound
IO - Interest only
MXN - Mexican Peso
SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Put
Electronic Arts, Inc.	114	05/10/2019	$ 87.50	1,079	$(14,592)
Booking Holdings, Inc.	5	05/17/2019	1,730.00	927	(9,100)
Liveramp Holdings, Inc.	200	06/21/2019	50.00	1,167	(20,000)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(43,692)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

*Non-income producing security.

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of April 30, 2019, the total value of such securities was $13,476,501.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $52,748,959, or 12.9% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

[3]	Amount is stated in USD unless otherwise noted.
[4]	Floating rate security. Rate shown is the rate in effect as of April 30, 2019.
[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.
[7]	Security is perpetual in nature and has no stated maturity date.
[8]	Represents a Payment-In-Kind bond.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.

[10]	Represents the annualized yield at time of purchase.
[11]	Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $387,557,600) (Note 2)	$409,198,171
Interest receivable	1,996,724
Foreign tax reclaims receivable	397,560
Dividends receivable	98,122
Receivable for securities sold	90,542
Receivable for fund shares sold	61,569
Prepaid expenses	46,274

TOTAL ASSETS	411,888,962

LIABILITIES:

Foreign bank overdraft, at value (identified cost $6,837)	6,866
Accrued management fees (Note 3)	201,923
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	124,950
Accrued sub-transfer agent fees (Note 3)	68,537
Accrued fund accounting and administration fees (Note 3)	28,517
Accrued Chief Compliance Officer service fees (Note 3)	637
Accrued Directors’ fees (Note 3)	245
Options written, at value (premiums received $41,751) (Note 2)	43,692
Payable for securities purchased	1,212,131
Payable for fund shares repurchased	427,730
Other payables and accrued expenses	90,547

TOTAL LIABILITIES	2,205,775

TOTAL NET ASSETS	$409,683,187

NET ASSETS CONSIST OF:

Capital stock	$363,623
Additional paid-in-capital	380,825,485
Total distributable earnings (loss)	28,494,079

TOTAL NET ASSETS	$409,683,187

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2019 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($196,273,700/14,647,946 shares)	$13.40

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($110,172,847/11,301,790 shares)	$9.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($6,748,821/653,605 shares)	$10.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($96,482,767/9,758,614 shares)	$9.89

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($5,052/377 shares)	$13.41	[1]

1The net asset value of the Class W Shares of the Manning & Napier Pro-Blend® Moderate Term Series net asset value were calculated using unrounded net assets of $5,051.79 divided by the unrounded shares outstanding of 376.79.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$4,886,528
Dividends (net of foreign taxes withheld, $129,777)	1,463,291

Total Investment Income	6,349,819

EXPENSES:

Management fees (Note 3)	1,667,593
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	476,181
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	82,308
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	38,126
Shareholder services fees (Class S) (Note 3)	226,646
Fund accounting and administration fees (Note 3)	71,159
Sub-transfer agent fees (Note 3)	68,609
Directors’ fees (Note 3)	22,961
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	33,491
Miscellaneous	152,559

Total Expenses	2,841,987
Less reduction of expenses (Note 3)	(31,009)

Net Expenses	2,810,978

NET INVESTMENT INCOME	3,538,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments in securities	6,247,817
Options written	438,800
Foreign currency and translation of other assets and liabilities	(23,452)

6,663,165

Net change in unrealized appreciation (depreciation) on- Investments in securities	18,356,012
Options written	70,508
Foreign currency and translation of other assets and liabilities	(3,165)

18,423,355

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	25,086,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,625,361

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,538,841	$7,284,442
Net realized gain (loss) on investments and foreign currency	6,663,165	21,468,426
Net change in unrealized appreciation (depreciation) on investments and foreign currency	18,423,355	(37,613,547)

Net increase (decrease) from operations	28,625,361	(8,860,679)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(14,201,772)	(24,129,787)
Class I	(7,613,333)	(10,762,805)
Class R	(896,270)	(1,531,067)
Class L	(5,311,571)	(7,862,881)

Total distributions to shareholders	(28,022,946)	(44,286,540)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(150,364,770)	(93,924,864)

Net decrease in net assets	(149,762,355)	(147,072,083)

NET ASSETS:

Beginning of period	559,445,542	706,517,625

End of period	$409,683,187	$559,445,542

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$13.13		$14.17	$13.37	$13.15	$14.53	$14.52

Income (loss) from investment operations:

Net investment income[1]	0.10		0.17	0.13	0.13	0.15	0.16

Net realized and unrealized gain (loss) on investments	0.76		(0.38)	0.97	0.23	(0.44)	0.59

Total from investment operations	0.86		(0.21)	1.10	0.36	(0.29)	0.75

Less distributions to shareholders:

From net investment income	(0.11)		(0.12)	(0.10)	(0.10)	(0.12)	(0.12)

From net realized gain on investments	(0.48)		(0.71)	(0.20)	(0.04)	(0.97)	(0.62)

Total distributions to shareholders	(0.59)		(0.83)	(0.30)	(0.14)	(1.09)	(0.74)

Net asset value - End of period	$13.40		$13.13	$14.17	$13.37	$13.15	$14.53

Net assets - End of period (000’s omitted)	$196,274		$318,691	$426,426	$511,577	$683,089	$788,276

Total return[2]	6.87%		(1.67% )	8.46%	2.77%	(1.99% )	5.47%

Ratios (to average net assets)/Supplemental Data:

Expenses*	1.09%	[3]	1.10%	1.08%	1.07%	1.06%	1.06%

Net investment income	1.59%	[3]	1.24%	0.98%	0.97%	1.08%	1.12%

Series portfolio turnover	22%		74%	68%	67%	56%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%	[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.72		$10.72	$10.20	$10.07	$11.40	$11.56

Income (loss) from investment operations:

Net investment income[1]	0.09		0.15	0.13	0.12	0.14	0.16

Net realized and unrealized gain (loss) on investments	0.55		(0.29)	0.73	0.18	(0.35)	0.46

Total from investment operations	0.64		(0.14)	0.86	0.30	(0.21)	0.62

Less distributions to shareholders:

From net investment income	(0.13)		(0.15)	(0.14)	(0.13)	(0.15)	(0.16)

From net realized gain on investments	(0.48)		(0.71)	(0.20)	(0.04)	(0.97)	(0.62)

Total distributions to shareholders	(0.61)		(0.86)	(0.34)	(0.17)	(1.12)	(0.78)

Net asset value - End of period	$9.75		$9.72	$10.72	$10.20	$10.07	$11.40

Net assets - End of period (000’s omitted)	$110,173		$125,647	$140,706	$299,009	$740,524	$719,847

Total return[2]	7.04%		(1.49% )	8.72%	3.08%	(1.76% )	5.73%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.85%	[3]	0.85%	0.83%	0.82%	0.81%	0.81%

Net investment income	1.84%	[3]	1.50%	1.24%	1.24%	1.33%	1.37%

Series portfolio turnover	22%		74%	68%	67%	56%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.25		$11.25	$10.68	$10.53	$11.87	$12.00

Income (loss) from investment operations:

Net investment income[1]	0.06		0.11	0.08	0.07	0.09	0.10

Net realized and unrealized gain (loss) on investments	0.60		(0.31)	0.77	0.20	(0.36)	0.49

Total from investment operations	0.66		(0.20)	0.85	0.27	(0.27)	0.59

Less distributions to shareholders:

From net investment income	(0.10)		(0.09)	(0.08)	(0.08)	(0.10)	(0.10)

From net realized gain on investments	(0.48)		(0.71)	(0.20)	(0.04)	(0.97)	(0.62)

Total distributions to shareholders	(0.58)		(0.80)	(0.28)	(0.12)	(1.07)	(0.72)

Net asset value - End of period	$10.33		$10.25	$11.25	$10.68	$10.53	$11.87

Net assets - End of period (000’s omitted)	$6,749		$16,537	$22,662	$29,499	$39,917	$47,180

Total return[2]	6.82%		(1.96% )	8.21%	2.55%	(2.30% )	5.24%

Ratios (to average net assets)/Supplemental Data:

Expenses*	1.35%	[3]	1.35%	1.33%	1.32%	1.31%	1.31%

Net investment income	1.30%	[3]	1.00%	0.73%	0.72%	0.83%	0.87%

Series portfolio turnover	22%		74%	68%	67%	56%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L*

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.84		$10.83	$10.29	$10.16	$11.49	$11.65

Income (loss) from investment operations:

Net investment income[1]	0.04		0.05	0.02	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.56		(0.29)	0.75	0.18	(0.35)	0.47

Total from investment operations	0.60		(0.24)	0.77	0.20	(0.32)	0.51

Less distributions to shareholders:
From net investment income	(0.07)		(0.04)	(0.03)	(0.03)	(0.04)	(0.05)
From net realized gain on investments	(0.48)		(0.71)	(0.20)	(0.04)	(0.97)	(0.62)

Total distributions to shareholders	(0.55)		(0.75)	(0.23)	(0.07)	(1.01)	(0.67)

Net asset value - End of period	$9.89		$9.84	$10.83	$10.29	$10.16	$11.49

Net assets - End of period (000’s omitted)	$96,483		$98,571	$116,724	$128,677	$148,143	$150,654

Total return[2]	6.49%		(2.42% )	7.71%	1.98%	(2.77% )	4.69%

Ratios (to average net assets)/Supplemental Data:

Expenses**	1.82%	[3]	1.85%	1.83%	1.82%	1.81%	1.81%

Net investment income	0.87%	[3]	0.50%	0.23%	0.22%	0.33%	0.37%

Series portfolio turnover	22%		74%	68%	67%	56%	53%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%	[3]	N/A	N/A	N/A	N/A	N/A

[1]	Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE PERIOD 4/1/19[1] TO 4/30/19 (UNAUDITED)

Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$13.27

Income (loss) from investment operations:

Net investment income[2]	0.03

Net realized and unrealized gain (loss) on investments	0.11

Total from investment operations	0.14

Net asset value - End of period	$13.41

Net assets - End of period (000’s omitted)	$5

Total return[3]	1.06%

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.10%

Net investment income[4]	2.87%

Series portfolio turnover	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4]:

	0.62%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$1,077.90	$5.51	1.07%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%

Class I

Actual	$1,000.00	$1,078.70	$4.38	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

Class R

Actual	$1,000.00	$1,076.20	$6.95	1.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Class L

Actual	$1,000.00	$1,074.00	$9.36	1.82%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%

Class W

Actual	$1,000.00	$1,011.70	$0.08	0.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,003.89	$0.08	0.10%

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

1Class W inception date was April 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 30 day period ended April 30, 2019 due to its inception date of April 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
4A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]
Health Care	10.0%
Financials	9.4%
Consumer Staples	8.8%
Information Technology	7.5%
Communication Services	6.7%
Consumer Discretionary	6.0%
Real Estate	4.0%
Energy	3.8%
Industrials	2.9%
Materials	2.2%
Utilities	0.2%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Microsoft Corp.	2.0%
Novartis AG - ADR (Switzerland)	1.7%
Medtronic plc	1.7%
Mastercard, Inc. - Class A	1.6%
Tencent Holdings Ltd. - Class H (China)	1.6%
Johnson & Johnson	1.5%
Booking Holdings, Inc.	1.5%
Visa, Inc. - Class A	1.4%
Berkshire Hathaway, Inc. - Class B	1.3%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.3%

6As a percentage of total investments.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 48.4%

Communication Services - 5.1%
Diversified Telecommunication Services - 0.0%##
Orange S.A. (France)	3,070	$47,980
Swisscom AG (Switzerland)	115	53,585

		101,565

Entertainment - 0.8%
Electronic Arts, Inc.*	39,435	3,732,523
NCSoft Corp. (South Korea)	135	60,795
Nexon Co. Ltd. (Japan)*	15,200	216,375
Sea Ltd. - ADR (Thailand)*	5,620	139,882
Vivendi S.A. (France)	1,335	38,750

		4,188,325

Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A*[1]	4,560	5,467,257
Alphabet, Inc. - Class C*	4,615	5,484,835
Autohome, Inc. - ADR (China)*	1,600	184,784
Tencent Holdings Ltd. - Class H (China)	174,099	8,580,933

		19,717,809

Media - 0.6%
Quebecor, Inc. - Class B (Canada)	61,865	1,542,815
Shaw Communications, Inc. - Class B (Canada)	72,150	1,461,095

		3,003,910

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	1,040	35,547
KDDI Corp. (Japan)	4,000	92,190
NTT DOCOMO, Inc. (Japan)	3,900	84,691

		212,428

Total Communication Services		27,224,037

Consumer Discretionary - 4.2%

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)	51,000	102,734
Peugeot S.A. (France)	830	21,762
Renault S.A. (France)	445	30,361
Suzuki Motor Corp. (Japan)	3,200	146,028

		300,885

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	142,000	66,421
China Yuhua Education Corp. Ltd. (China)[2]	252,000	112,743
Fu Shou Yuan International Group Ltd. (China)	163,000	139,866

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,710	$163,237
TAL Education Group - ADR (China)*	1,360	52,319
Wisdom Education International Holdings Co. Ltd. (China)	144,000	84,673

		619,259

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	2,885	102,406
Hilton Worldwide Holdings, Inc.	1,370	119,176
Jollibee Foods Corp. (Philippines)	8,050	47,053
Restaurant Brands International, Inc. (Canada)	1,225	79,919
Sodexo S.A. (France)	790	90,600
Yum China Holdings, Inc. (China)	2,065	98,170

		537,324

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	23,920	188,175
Berkeley Group Holdings plc (United Kingdom)	3,770	184,944
Persimmon plc (United Kingdom)	6,540	191,052
Taylor Wimpey plc (United Kingdom)	81,155	192,403

		756,574

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	995	184,642
Amazon.com, Inc.*	1,310	2,523,741
Booking Holdings, Inc.*	4,250	7,883,707
Despegar.com Corp. (Argentina)*	2,460	35,891

		10,627,981

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[2]	7,945	97,495
Thule Group AB (Sweden)[2]	6,515	151,773
Yamaha Corp. (Japan)	2,900	150,575

		399,843

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	16,790	86,557

Specialty Retail - 0.7%
Fast Retailing Co. Ltd. (Japan)	100	57,859
Industria de Diseno Textil S.A. (Spain)	119,535	3,619,366

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Specialty Retail (continued)
Nitori Holdings Co. Ltd. (Japan)	600	$71,582

		3,748,807

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG (Germany)	370	95,308
ANTA Sports Products Ltd. (China)	14,000	98,464
EssilorLuxottica S.A. (France)	445	54,218
Hermes International (France)	135	94,982
Kering S.A. (France)	100	59,176
Li Ning Co. Ltd. (China)*	64,821	117,761
lululemon athletica, Inc.*	24,614	4,340,679
LVMH Moet Hennessy Louis Vuitton SE (France)	370	145,269
Moncler S.p.A. (Italy)	2,065	84,901
Shenzhou International Group Holdings Ltd. (China)	7,400	99,462

		5,190,220

Total Consumer Discretionary		22,267,450

Consumer Staples - 8.8%

Beverages - 5.2%
Ambev S.A. - ADR (Brazil)	603,023	2,840,238
Anheuser-Busch InBev S.A./N.V. (Belgium)	79,689	7,084,949
The Coca-Cola Co.	109,870	5,390,222
Coca-Cola European Partners plc (United Kingdom)	1,160	62,164
Diageo plc (United Kingdom)	149,955	6,321,770
Heineken N.V. (Netherlands)	550	59,459
PepsiCo, Inc.	42,790	5,479,260
Pernod Ricard S.A. (France)	655	114,211
Suntory Beverage & Food Ltd. (Japan)	1,900	84,016
Treasury Wine Estates Ltd. (Australia)	17,755	215,363

		27,651,652

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	1,005	59,256
Koninklijke Ahold Delhaize N.V. (Netherlands)	2,130	51,337
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	3,000	99,332
Puregold Price Club, Inc. (Philippines)	32,900	26,482
Robinsons Retail Holdings, Inc. (Philippines)	19,570	29,292

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	32,475	$95,415

		361,114

Food Products - 2.4%
Associated British Foods plc (United Kingdom)	2,810	93,861
Barry Callebaut AG (Switzerland)	30	55,006
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	66,458
Danone S.A. (France)	4,243	343,026
Kerry Group plc - Class A (Ireland)	1,835	204,991
Mondelez International, Inc. - Class A	113,470	5,769,949
Nestle S.A. (Switzerland)	65,026	6,260,551
Universal Robina Corp. (Philippines)	16,540	48,315
Yakult Honsha Co. Ltd. (Japan)	1,300	88,758

		12,930,915

Household Products - 0.0%##
Essity AB - Class B (Sweden)	2,040	60,488
Henkel AG & Co. KGaA (Germany)	860	87,044
Lion Corp. (Japan)	4,800	98,805
Unicharm Corp. (Japan)	2,600	85,805

		332,142

Personal Products - 1.1%
Beiersdorf AG (Germany)	1,550	169,603
Kao Corp. (Japan)	1,100	84,917
L’Oreal S.A. (France)	560	154,030
Unilever plc - ADR (United Kingdom)	90,033	5,474,006

		5,882,556

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	1,995	78,204

Total Consumer Staples		47,236,583

Energy - 1.8%

Energy Equipment & Services - 1.4%
Core Laboratories N.V	1,435	90,965
Diamond Offshore Drilling, Inc.*	70,840	687,856
Halliburton Co.	106,840	3,026,777
Schlumberger Ltd.	63,978	2,730,581
Transocean Ltd.*	127,930	1,005,530

		7,541,709

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	10,681	117,918

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - Class H (China)	180,000	$138,368
Eni S.p.A. (Italy)	11,130	189,669
Equinor ASA (Norway)	8,530	190,148
Galp Energia SGPS S.A. (Portugal)	11,600	194,489
Repsol S.A. (Spain)	11,976	203,218
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,640	301,090
Suncor Energy, Inc. (Canada)	4,350	143,452
TOTAL S.A. (France)	3,545	197,070
Vermilion Energy, Inc. (Canada)	3,885	99,206
Woodside Petroleum Ltd. (Australia)	3,835	95,605

		1,870,233

Total Energy		9,411,942

Financials - 5.4%

Banks - 0.3%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	2,110	84,442
Bank of the Philippine Islands (Philippines)	24,170	39,380
Bankinter S.A. (Spain)	16,450	131,489
Barclays plc (United Kingdom)	92,605	198,731
BDO Unibank, Inc. (Philippines)	26,070	67,119
BNP Paribas S.A. (France)	2,255	120,041
Credit Agricole S.A. (France)	2,415	33,163
FinecoBank Banca Fineco S.p.A. (Italy)	14,695	193,562
Intesa Sanpaolo S.p.A. (Italy)	31,550	82,662
Lloyds Banking Group plc (United Kingdom)	232,080	189,803
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	7,190	76,209
Metropolitan Bank & Trust Co. (Philippines)	31,805	45,340
Royal Bank of Scotland Group plc (United Kingdom)	57,860	181,179
Societe Generale S.A. (France)	1,680	53,276
UniCredit S.p.A. (Italy)	5,682	78,663

		1,575,059

Capital Markets - 3.7%
BlackRock, Inc.	2,820	1,368,377
Cboe Global Markets, Inc.	25,015	2,541,774
The Charles Schwab Corp.	60,455	2,767,630
CME Group, Inc.	14,620	2,615,518
Deutsche Boerse AG (Germany)	975	130,282
E*TRADE Financial Corp.	28,430	1,440,264

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Capital Markets (continued)
Intercontinental Exchange, Inc.	34,710	$2,823,658
Japan Exchange Group, Inc. (Japan)	5,600	91,446
Julius Baer Group Ltd. (Switzerland)	2,490	120,279
London Stock Exchange Group plc (United Kingdom)	4,955	324,867
Moody’s Corp.	14,085	2,769,393
S&P Global, Inc.	12,375	2,730,667

		19,724,155

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. - Class B*	33,080	7,168,767

Insurance - 0.1%
AXA S.A. (France)	3,450	92,000
Ping An Insurance Group Co. of China Ltd. - Class H (China)	13,000	157,361

		249,361

Total Financials		28,717,342

Health Care - 9.9%

Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.*	29,290	2,505,174
Incyte Corp.*	40,960	3,145,728
Regeneron Pharmaceuticals, Inc.*	4,410	1,513,247
Seattle Genetics, Inc.*	42,675	2,892,512
Vertex Pharmaceuticals, Inc.*	17,990	3,039,950

		13,096,611

Health Care Equipment & Supplies - 2.1%
Alcon, Inc. (Switzerland)*	22,432	1,305,542
Alcon, Inc. (Switzerland)*	507	29,197
Coloplast A/S - Class B (Denmark)	790	85,337
Getinge AB - Class B (Sweden)	7,360	103,696
Hoya Corp. (Japan)	900	63,565
Koninklijke Philips N.V. (Netherlands)	1,415	60,766
Medtronic plc	102,145	9,071,497
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	80,000	78,640
Smith & Nephew plc (United Kingdom)	7,430	143,641
Sonova Holding AG (Switzerland)	765	154,516
Sysmex Corp. (Japan)	1,400	80,223
Terumo Corp. (Japan)	2,800	84,500

		11,261,120

Health Care Providers & Services - 0.0%##
Sonic Healthcare Ltd. (Australia)	3,260	58,953

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	2,087	$81,310
QIAGEN N.V.*	3,399	131,613
Tecan Group AG (Switzerland)	200	45,150

		258,073

Pharmaceuticals - 5.3%
Johnson & Johnson[1]	56,795	8,019,454
Kyowa Hakko Kirin Co. Ltd. (Japan)	80,000	1,556,263
Merck & Co., Inc.	34,390	2,706,837
Merck KGaA (Germany)	53,795	5,734,060
Novartis AG - ADR (Switzerland)	111,525	9,170,701
Novartis AG (Switzerland)	2,535	207,718
Novo Nordisk A/S - Class B (Denmark)	1,720	84,271
Perrigo Co. plc	2,970	142,322
Recordati S.p.A. (Italy)	1,535	62,026
Roche Holding AG (Switzerland)	1,240	327,191
Sanofi (France)	1,790	156,177
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	2,300	50,814
UCB S.A. (Belgium)	640	50,867

		28,268,701

Total Health Care		52,943,458

Industrials - 1.0%

Aerospace & Defense - 0.1%
Airbus S.E. (France)	810	110,913
BAE Systems plc (United Kingdom)	27,265	175,240
MTU Aero Engines AG (Germany)	390	92,013
Safran S.A. (France)	505	73,610
Thales S.A. (France)	155	18,519

		470,295

Air Freight & Logistics - 0.4%
FedEx Corp.	12,310	2,332,253

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	961	74,612

Building Products - 0.0%##
Cie de Saint-Gobain (France)	775	31,775
Geberit AG (Switzerland)	210	88,055

		119,830

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	1,000	84,131

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	390	19,602

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Construction & Engineering (continued)
Vinci S.A. (France)	1,615	$163,110

		182,712

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	1,120	94,793

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	123,700	26,491
LT Group, Inc. (Philippines)	92,700	28,533
Siemens AG (Germany)	605	72,541
SM Investments Corp. (Philippines)	3,765	68,689

		196,254

Machinery - 0.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	2,020	50,347
Daifuku Co. Ltd. (Japan)	1,200	73,825
Epiroc AB - Class A (Sweden)*	2,395	24,759
FANUC Corp. (Japan)	300	56,363
Harmonic Drive Systems, Inc. (Japan)	1,700	67,683
Hyundai Heavy Industries Co. Ltd. (South Korea)*	1,890	201,814
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	3,870	186,662
Jungheinrich AG (Germany)	2,000	69,788
KION Group AG (Germany)	1,170	80,488
Nabtesco Corp. (Japan)	2,200	67,460
Samsung Heavy Industries Co. Ltd. (South Korea)*	6,790	47,891
Schindler Holding AG (Switzerland)	420	90,772
The Weir Group plc (United Kingdom)	12,095	262,884

		1,280,736

Professional Services - 0.1%
Intertek Group plc (United Kingdom)	1,380	96,522
Recruit Holdings Co. Ltd. (Japan)	3,200	96,364
SGS S.A. (Switzerland)	35	92,349

		285,235

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	1,015	94,280

Trading Companies & Distributors - 0.0%##
Bunzl plc (United Kingdom)	2,610	78,721
Kanamoto Co. Ltd. (Japan)	3,900	92,579

		171,300

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	13,400	$82,523
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	595	60,315

		142,838

Total Industrials		5,529,269

Information Technology - 6.9%

Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	4,290	100,942
Hexagon A.B. - Class B (Sweden)	1,870	102,162
Hollysys Automation Technologies Ltd. (China)	3,150	65,930
Keyence Corp. (Japan)	418	261,164

		530,198

IT Services - 4.5%
Capgemini SE (France)	240	29,125
InterXion Holding N.V. (Netherlands)*	69,880	4,834,997
Keywords Studios plc (Ireland)	1,191	24,281
LiveRamp Holdings, Inc.*	46,420	2,707,679
Mastercard, Inc. - Class A	33,800	8,593,312
Nomura Research Institute Ltd. (Japan)	1,900	93,003
Visa, Inc. - Class A1	45,930	7,552,270

		23,834,667

Software - 2.3%
Check Point Software Technologies Ltd. (Israel)*	720	86,947
Dassault Systemes S.E. (France)	190	30,089
Microsoft Corp.	82,950	10,833,270
SAP S.E. (Germany)	775	99,904
ServiceNow, Inc.*	5,150	1,398,276
Sophos Group plc (United Kingdom)[2]	27,855	130,141

		12,578,627

Total Information Technology		36,943,492

Materials - 1.5%

Chemicals - 0.2%
Air Liquide S.A. (France)	710	94,453
Akzo Nobel N.V. (Netherlands)	2,635	223,885
Givaudan S.A. (Switzerland)	30	77,679
Mexichem S.A.B. de C.V. (Mexico)	39,200	91,043
OCI N.V. (Netherlands)*	3,050	88,584
Sika AG (Switzerland)	645	98,829

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)

Chemicals (continued)
Solvay S.A. (Belgium)	1,925	$232,109
Symrise AG (Germany)	975	93,719

		1,000,301

Containers & Packaging - 1.3%
Ball Corp.	118,030	7,074,718

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	4,240	44,783
Lundin Mining Corp. (Chile)	7,485	40,171

		84,954

Total Materials		8,159,973

Real Estate - 3.8%

Equity Real Estate Investment Trusts (REITS) - 3.7%
Acadia Realty Trust	1,920	54,221
Agree Realty Corp.	1,185	77,582
Alexandria Real Estate Equities, Inc.	445	63,364
American Campus Communities, Inc.	1,905	89,916
American Homes 4 Rent - Class A	11,740	281,525
American Tower Corp.	14,030	2,740,059
Americold Realty Trust	1,810	57,938
Apartment Investment & Management Co. - Class A	3,521	173,797
Apple Hospitality REIT, Inc.	3,360	55,272
AvalonBay Communities, Inc.	2,250	452,092
Boston Properties, Inc.	2,290	315,150
Brandywine Realty Trust	15,500	238,545
The British Land Co. plc (United Kingdom)	11,950	92,716
Camden Property Trust	570	57,370
Chesapeake Lodging Trust	2,775	79,087
Community Healthcare Trust, Inc.	4,000	145,920
Cousins Properties, Inc.	23,750	227,287
Crown Castle International Corp.	1,315	165,401
CubeSmart	2,380	75,946
Digital Realty Trust, Inc.	1,490	175,388
Douglas Emmett, Inc.	2,635	108,536
Equinix, Inc.	9,510	4,324,197
Equity LifeStyle Properties, Inc.	1,245	145,291
Equity Residential	4,885	373,312
Essential Properties Realty Trust, Inc.	5,675	117,359
Essex Property Trust, Inc.	890	251,425
Extra Space Storage, Inc.	845	87,618
Federal Realty Investment Trust	440	58,894

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
First Industrial Realty Trust, Inc.	2,890	$101,930
Getty Realty Corp.	3,350	108,640
HCP, Inc.	6,015	179,127
Healthcare Realty Trust, Inc.	5,130	158,414
Healthcare Trust of America, Inc. - Class A	8,155	224,915
Hibernia REIT plc (Ireland)	59,720	95,785
Host Hotels & Resorts, Inc.	5,965	114,767
Independence Realty Trust, Inc.	10,110	107,065
Invitation Homes, Inc.	8,123	201,938
Jernigan Capital, Inc.	5,580	117,571
Kimco Realty Corp.	5,155	89,645
Land Securities Group plc (United Kingdom)	8,040	96,898
Lexington Realty Trust	10,205	92,559
Liberty Property Trust	4,530	224,869
Mid-America Apartment Communities, Inc.	1,575	172,321
National Retail Properties, Inc.	2,035	107,082
National Storage Affiliates Trust	2,050	59,983
Physicians Realty Trust	14,050	253,743
Plymouth Industrial REIT, Inc.	2,237	41,988
Prologis, Inc.	7,175	550,107
Public Storage	1,115	246,616
Realty Income Corp.	935	65,459
SBA Communications Corp.*	15,030	3,062,062
Simon Property Group, Inc.	3,310	574,947
STAG Industrial, Inc.	4,440	127,783
STORE Capital Corp.	1,895	63,141
Sun Communities, Inc.	2,035	250,468
Sunstone Hotel Investors, Inc.	5,085	73,224
Taubman Centers, Inc.	780	38,454
Tier REIT, Inc.	7,430	210,566
UDR, Inc.	4,390	197,330
UMH Properties, Inc.	4,155	58,378
Urban Edge Properties	7,515	139,554
Ventas, Inc.	1,920	117,331
VEREIT, Inc.	19,775	163,342
Vornado Realty Trust	1,685	116,501
Weingarten Realty Investors	4,855	140,504
Welltower, Inc.	2,290	170,674

		20,000,889

Real Estate Management & Development - 0.1%
Ayala Land, Inc. (Philippines)	89,700	84,391
Daito Trust Construction Co. Ltd. (Japan)	600	80,342

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Real Estate Management & Development (continued)
SM Prime Holdings, Inc. (Philippines)	124,675	$99,243

		263,976

Total Real Estate		20,264,865

Utilities - 0.0%##

Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	5,400	39,951

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	57,800	41,815

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	3,660	57,419
Engie S.A. (France)	2,545	37,774

		95,193

Total Utilities		176,959

TOTAL COMMON STOCKS
(Identified Cost $219,743,052)		258,875,370

CORPORATE BONDS - 13.1%

Non-Convertible Corporate Bonds - 13.1%

Communication Services - 1.6%

Diversified Telecommunication Services - 1.1%
AT&T, Inc., 4.25%, 3/1/2027	2,280,000	2,366,835
Verizon Communications, Inc., 5.50%, 3/16/2047	2,950,000	3,511,448

		5,878,283

Media - 0.5%
Discovery Communications LLC, 5.20%, 9/20/2047	2,230,000	2,219,330
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	198,500

		2,417,830

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	265,000	266,646

Total Communication Services		8,562,759

Consumer Discretionary - 1.8%

Automobiles - 0.8%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	1,640,000	1,636,291
General Motors Financial Co., Inc., 3.15%, 1/15/2020	2,670,000	2,674,768

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Consumer Discretionary (continued)

Automobiles (continued)
Tesla, Inc.[2], 5.30%, 8/15/2025	30,000	$25,650

		4,336,709

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	340,000	337,450
LGI Homes, Inc.[2], 6.875%, 7/15/2026	335,000	339,187
Meritage Homes Corp., 5.125%, 6/6/2027	130,000	128,375
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	575,000	574,011
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	175,000	177,114
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	135,000	132,300
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	250,000	247,500

		1,935,937

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,250,000	3,321,467

Specialty Retail - 0.0%##
Staples, Inc.[2], 7.50%, 4/15/2026	200,000	200,375

Total Consumer Discretionary		9,794,488

Energy - 2.1%

Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	140,000	133,350
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	170,000	166,600

		299,950

Oil, Gas & Consumable Fuels - 2.0%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	175,000	168,438
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	150,000	153,000
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	140,000	132,300
DCP Midstream Operating LP2, 5.35%, 3/15/2020	110,000	111,792

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Energy (continued)

Oil, Gas & Consumable Fuels (continued)
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	272,000	$264,520
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	295,000	305,325
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	130,000	129,106
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	340,000	203,150
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,700,000	3,326,481
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	135,000	134,325
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	30,000	30,750
Natural Resource Partners LP - NRP Finance Corp.[2], 9.125%, 6/30/2025	30,000	31,050
NuStar Logistics LP, 6.75%, 2/1/2021	135,000	140,400
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	195,000	199,358
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,920,000	3,252,483
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	195,000	193,294
Southwestern Energy Co.[5], 6.20%, 1/23/2025	194,000	190,727
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	135,000	137,363
The Williams Companies, Inc., 3.75%, 6/15/2027	1,720,000	1,724,975

		10,828,837

Total Energy		11,128,787

Financials - 4.1%

Banks - 2.2%
Bank of America Corp., 4.00%, 1/22/2025	3,190,000	3,268,575
Citigroup, Inc., 8.125%, 7/15/2039	1,210,000	1,832,141
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	2,590,000	2,632,978
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,700,000	1,762,805

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Financials (continued)

Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,190,000	$2,283,116

		11,779,615

Capital Markets - 0.9%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	135,000	137,362
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,140,000	1,173,867
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	130,000	132,275
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	3,070,000	3,114,690

		4,558,194

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	275,000	270,875

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC -
AerCap Global Aviation Trust
(Ireland), 4.45%, 10/1/2025	2,260,000	2,313,000
Fidelity & Guaranty Life Holdings,
Inc.[2], 5.50%, 5/1/2025	190,000	191,900
FS Energy & Power Fund[2], 7.50%, 8/15/2023	230,000	237,526
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	242,638

		2,985,064

Insurance - 0.4%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	1,990,000	2,113,380

Total Financials		21,707,128

Health Care - 0.1%

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	135,000	132,090
MEDNAX, Inc.[2], 6.25%, 1/15/2027	190,000	193,800

Total Health Care		325,890

Industrials - 1.8%

Airlines - 0.1%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	615,000	618,075

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	110,000	111,100

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Industrials (continued)

Commercial Services & Supplies (continued)
The ADT Security Corp., 4.125%, 6/15/2023	135,000	$132,046
GFL Environmental, Inc. (Canada)[2], 8.50%, 5/1/2027	30,000	31,253
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	140,000	140,350
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	190,000	205,675

		620,424

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	276,000	276,345

Industrial Conglomerates - 0.3%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	1,980,000	1,874,209

Machinery - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	2,410,000	2,412,362
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	60,000	60,525

		2,472,887

Marine - 0.2%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	200,000	196,073
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	386,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	325,000	326,625

		908,698

Trading Companies & Distributors - 0.6%
Aircastle Ltd., 6.25%, 12/1/2019	140,000	142,798
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	160,000	164,000
International Lease Finance Corp., 6.25%, 5/15/2019	2,528,000	2,530,895
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	190,000	192,075

		3,029,768

Total Industrials		9,800,406

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Information Technology - 0.5%

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp. - Broadcom
Cayman Finance Ltd., 2.375%, 1/15/2020	2,660,000	$2,648,487
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	267,000	258,990

Total Information Technology		2,907,477

Materials - 0.7%

Chemicals - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	135,000	140,063

Containers & Packaging - 0.1%
ARD Securities Finance S.A.R.L (Luxembourg)[2,8], 8.75%, 1/31/2023	30,000	29,587
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	201,500

		231,087

Metals & Mining - 0.6%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	60,000	59,430
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	135,000	130,413
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	265,000	266,325
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	295,000	247,800
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	194,500
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,020,000	2,060,681
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	189,625

		3,148,774

Total Materials		3,519,924

Real Estate - 0.2%

Equity Real Estate Investment Trusts (REITS) - 0.2%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	60,000	59,850
Forestar Group, Inc.[2], 8.00%, 4/15/2024	265,000	271,625
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	145,000	145,725

	PRINCIPAL AMOUNT3 / SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	$422,524
Iron Mountain, Inc.[2], 4.875%, 9/15/2027	140,000	135,538
iStar, Inc., 5.25%, 9/15/2022	198,000	199,485

Total Real Estate		1,234,747

Utilities - 0.2%

Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	190,000	188,290

Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	506,000	508,530
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	247,450

		755,980

Total Utilities		944,270

TOTAL CORPORATE BONDS
(Identified Cost $69,011,896)		69,925,876

MUTUAL FUNDS - 0.1%

iShares U.S. Real Estate ETF	570	49,590
SPDR Gold Shares	3,130	379,356
VanEck Vectors Gold Miners ETF	8,405	175,580

TOTAL MUTUAL FUNDS (Identified Cost $620,940)		604,526

U.S. TREASURY SECURITIES - 18.8%

U.S. Treasury Bonds - 8.2%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,359,000	9,977,482
U.S. Treasury Bond, 4.75%, 2/15/2037	8,779,000	11,338,970
U.S. Treasury Bond, 2.50%, 2/15/2045	12,453,000	11,491,784
U.S. Treasury Bond, 3.00%, 5/15/2047	8,070,000	8,174,343
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,163,822	3,060,226

Total U.S. Treasury Bonds (Identified Cost $43,690,183)		44,042,805

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 10.6%

U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	10,543,569	$10,489,615
U.S. Treasury Note, 1.625%, 5/15/2026	11,439,000	10,863,029
U.S. Treasury Note, 2.375%, 5/15/2027	10,845,000	10,788,233
U.S. Treasury Note, 2.75%, 2/15/2028	10,395,000	10,615,488
U.S. Treasury Note, 2.625%, 2/15/2029	13,575,000	13,713,401

Total U.S. Treasury Notes (Identified Cost $56,209,831)		56,469,766

TOTAL U.S. TREASURY SECURITIES (Identified Cost $99,900,014)		100,512,571

ASSET-BACKED SECURITIES - 3.1%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	40,584	40,457
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	1,096,214	1,094,451
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	3,861,946	3,834,608
Chesapeake Funding II LLC, Series 2017-4A, Class A1[2], 2.12%, 11/15/2029	1,062,714	1,053,153
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	938,728	937,522
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.324%, 12/17/2036	505,126	501,712
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.624%, 12/17/2036	390,000	389,999
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	250,877	250,438
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	1,170,000	1,169,853
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	135,884	135,445

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	227,582	$226,278
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	298,231
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	564,267	562,159
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	1,580,098	1,585,065
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	181,047	179,904
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,9], 2.75%, 10/25/2056	1,283,442	1,265,940
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4],(1 mo. LIBOR US + 1.000%), 3.477%, 10/25/2048	1,241,156	1,242,047
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	869,264	859,395
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	997,491	990,580

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,654,232)		16,617,237

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	66,944	67,554
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,394,852
CIM Trust, Series 2019-INV1, Class A1[2,9], 4.00%, 2/25/2049	624,677	634,288
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	576,408	551,410
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	530,509	506,420
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	959,105	977,534
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	96,734	96,331

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.433%, 8/25/2020	7,715,283	$104,605
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.323%, 4/25/2021	8,941,177	175,145
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.635%, 10/25/2021	3,773,031	118,741
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.446%, 12/25/2021	15,678,465	440,124
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.571%, 6/25/2022	10,791,947	412,871
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.305%, 4/25/2023	43,423,650	305,650
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.215%, 5/25/2023	27,864,682	121,841
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,147,957	1,175,929
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,140,905	1,183,100
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	76,751,759	234,830
FREMF Mortgage Trust, Series 2013-K712, Class B2,9, 3.465%, 5/25/2045	767,000	767,139
FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.263%, 4/25/2046	1,350,000	1,351,675
FREMF Mortgage Trust, Series 2014-K41, Class B2,9, 3.963%, 11/25/2047	1,315,000	1,344,064
FREMF Mortgage Trust, Series 2014-K503, Class B2,9, 3.085%, 10/25/2047	1,325,000	1,322,416
FREMF Mortgage Trust, Series 2014-K715, Class B2,9, 4.113%, 2/25/2046	1,279,000	1,300,109
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.495%, 12/15/2034	1,535,000	1,529,609

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,465,711	$1,416,006
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	35,406	35,659
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	367,686	363,018
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	317,149	316,120
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	515,820	514,501
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047	1,118,818	1,122,386
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,379,491	1,383,890
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	367,407	372,508
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	562,595	571,914
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	572,259	580,502
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	116,349
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043	405,704	369,570
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043	454,670	444,570
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	467,379	458,764
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.693%, 11/15/2027	985,208	983,222
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056	975,408	958,115
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	353,684

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.523%, 12/15/2033		1,200,000	$1,194,931

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	608,868

WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		443,139	442,342

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		367,675	368,236

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $29,568,304)			30,091,392

FOREIGN GOVERNMENT BONDS - 1.7%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	276,799

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,614,395

Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	385,664

Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	159,407

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	255,972

Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	49,300

Province of Ontario (Canada), 1.25%, 6/17/2019		777,000	775,771

Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	657,000	483,185

Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,179,000	2,169,383

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $9,709,862)			9,169,876

U.S. GOVERNMENT AGENCIES - 6.4%

Mortgage-Backed Securities - 6.4%

Fannie Mae, Pool #888468, 5.50%, 9/1/2021		69,697	70,755

Fannie Mae, Pool #995233, 5.50%, 10/1/2021		3,825	3,860

Fannie Mae, Pool #888017, 6.00%, 11/1/2021		12,607	12,900

Fannie Mae, Pool #995329, 5.50%, 12/1/2021		68,087	69,182

	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #888136, 6.00%, 12/1/2021	14,598	$14,927

Fannie Mae, Pool #888810, 5.50%, 11/1/2022	86,283	87,500

Fannie Mae, Pool #990895, 5.50%, 10/1/2023	17,029	17,609

Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	13,130	13,677

Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	1,772,124	1,825,735

Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	631,226	662,699

Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	424,616	446,008

Fannie Mae, Pool #909786, 5.50%, 3/1/2037	98,383	107,903

Fannie Mae, Pool #889576, 6.00%, 4/1/2038	256,758	287,297

Fannie Mae, Pool #889579, 6.00%, 5/1/2038	215,689	241,329

Fannie Mae, Pool #995196, 6.00%, 7/1/2038	13,102	14,660

Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	539,111	603,230

Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	20,639	23,081

Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	333,478	365,522

Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	449,311	475,952

Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	262,221	293,339

Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	506,984	567,201

Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	762,753	789,463

Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	640,524	662,955

Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,142,304	1,208,818

Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	636,698	658,939

Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,177,742	2,211,902

Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	503,395	526,064

Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	681,788	716,792

Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	508,055	524,453

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,682,938	$1,704,709
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	689,293	697,970
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	497,259	492,124
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	983,851	973,693
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	752,146	775,679
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	838,371	883,358
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	2,138,653	2,255,442
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	618,940	646,688
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,210,411	1,276,882
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	1,279,090	1,349,333
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	2,271,940	2,370,042
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	1,311,268	1,437,122
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	7,181	7,198
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	17,005	17,399
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	11,813	12,159
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	9,657	9,998
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	16,628	17,171
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	7,416	7,662
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	426,057	448,206
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	370,450	389,684
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	464,406	488,517
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	114,873	127,713
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	177,522	194,292
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	222,939	243,167
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	504,685	550,280

	PRINCIPAL AMOUNT3 / SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	465,326	$507,401
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	149,179	165,851
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,313,524	1,396,955
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	574,133	593,088
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	652,552	672,640

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $34,210,285)		34,216,175

U.S. GOVERNMENT SECURITIES - 1.3%

U.S. Treasury Bill - 1.3%
U.S. Treasury Bill[10], 2.40%, 9/19/2019 (Identified Cost $6,890,440)	6,955,000	6,890,236

FOREIGN GOVERNMENT SECURITIES - 0.1%

United Kingdom Treasury Bill (United Kingdom)[10], 0.72%, 5/28/2019
(Identified Cost $567,367)	GBP 428,000	557,811

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 2.33%[11],
(Identified Cost $6,895,454)	6,895,454	6,895,454

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $493,771,846)		534,356,524

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $76,342)		(80,012)

TOTAL INVESTMENTS - 99.9%		534,276,512

OTHER ASSETS, LESS LIABILITIES - 0.1%		292,835

NET ASSETS - 100%		$534,569,347

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

MXN - Mexican Peso

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT[3] (000)	VALUE
Put
Electronic Arts, Inc.	204	05/10/2019	$ 87.50	1,931	$(26,112)
Booking Holdings, Inc.	10	05/17/2019	1,730.00	1,855	(18,200)
LiveRamp Holdings, Inc.	357	06/21/2019	50.00	2,082	(35,700)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(80,012)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of April 30, 2019, the total value of such securities was $12,559,764.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $48,545,782, or 9.1% of the Series’ net assets as of April 30, 2019. (see Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4Floating rate security. Rate shown is the rate in effect as of April 30, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Represents a Payment-In-Kind bond.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.

10Represents the annualized yield at time of purchase.

11Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $493,771,846) (Note 2)	$534,356,524
Foreign currency, at value (identified cost $135)	137
Interest receivable	2,098,041
Foreign tax reclaims receivable	505,234
Dividends receivable	172,820
Receivable for securities sold	96,154
Receivable for fund shares sold	74,324
Prepaid and other expenses	43,348

TOTAL ASSETS	537,346,582

LIABILITIES:

Accrued management fees (Note 3)	264,642
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	151,266
Accrued sub-transfer agent fees (Note 3)	67,766
Accrued fund accounting and administration fees (Note 3)	29,846
Accrued Chief Compliance Officer service fees (Note 3)	637
Options written, at value (premiums received $76,342) (Note 2)	80,012
Payable for securities purchased	1,323,260
Payable for fund shares repurchased	752,466
Other payables and accrued expenses	107,340

TOTAL LIABILITIES	2,777,235

TOTAL NET ASSETS	$534,569,347

NET ASSETS CONSIST OF:

Capital stock	$430,773
Additional paid-in-capital	487,451,889
Total distributable earnings (loss)	46,686,685

TOTAL NET ASSETS	$534,569,347

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2019 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($298,830,581/17,350,618 shares)	$17.22

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($124,622,191/14,195,194 shares)	$8.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($5,814,566/558,677 shares)	$10.41

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($105,296,952/10,972,531 shares)	$9.60

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($5,057/293 shares)	$17.24	[1]

1The net asset value of the Class W Shares of the Manning & Napier Pro-Blend® Extended Term Series net asset value were calculated using unrounded net assets of $5,507.31 divided by the unrounded shares outstanding of 293.427.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$4,405,032
Dividends (net of foreign taxes withheld, $212,930)	2,230,954

Total Investment Income	6,635,986

EXPENSES:

Management fees (Note 3)	1,863,668
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	515,975
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	124,268
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	22,846
Shareholder services fees (Class S) (Note 3)	246,703
Fund accounting and administration fees (Note 3)	73,461
Sub-transfer agent fees (Note 3)	67,823
Directors’ fees (Note 3)	24,255
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	36,533
Miscellaneous	185,709

Total Expenses	3,163,595
Less reduction of expenses (Note 3)	(42,490)

Net Expenses	3,121,105

NET INVESTMENT INCOME	3,514,881

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	5,580,504
Options written	622,541
Foreign currency and translation of other assets and liabilities	(21,872)

6,181,173

Net change in unrealized appreciation (depreciation) on-
Investments in securities	29,885,743
Options written	93,163
Foreign currency and translation of other assets and liabilities	(3,744)

29,975,162

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	36,156,335

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,671,216

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,514,881	$5,897,005
Net realized gain (loss) on investments and foreign currency	6,181,173	31,427,544
Net change in unrealized appreciation (depreciation) on investments and foreign currency	29,975,162	(43,646,192)

Net increase (decrease) from operations	39,671,216	(6,321,643)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(15,432,804)	(24,072,437)
Class I	(12,297,968)	(15,480,841)
Class R	(846,381)	(1,300,676)
Class L	(8,731,827)	(12,321,868)

Total distributions to shareholders	(37,308,980)	(53,175,822)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(20,447,096)	(80,709,339)

Net decrease in net assets	(18,084,860)	(140,206,804)

NET ASSETS:

Beginning of period	552,654,207	692,861,011

End of period	$534,569,347	$552,654,207

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$16.85		$18.22	$16.62	$16.42	$18.28	$18.10

Income (loss) from investment operations:

Net investment income[1]	0.12		0.18	0.15	0.14	0.16	0.19

Net realized and unrealized gain (loss) on investments	1.11		(0.43)	1.70	0.37	(0.56)	1.02

Total from investment operations	1.23		(0.25)	1.85	0.51	(0.40)	1.21

Less distributions to shareholders:

From net investment income	(0.10)		(0.10)	(0.09)	(0.09)	(0.11)	(0.13)

From net realized gain on investments	(0.76)		(1.02)	(0.16)	(0.22)	(1.35)	(0.90)

Total distributions to shareholders	(0.86)		(1.12)	(0.25)	(0.31)	(1.46)	(1.03)

Net asset value - End of period	$17.22		$16.85	$18.22	$16.62	$16.42	$18.28

Net assets - End of period (000’s omitted)	$298,831		$308,334	$400,117	$498,344	$718,811	$872,014

Total return[2]	7.79%		(1.47% )	11.26%	3.23%	(2.16% )	7.08%

Ratios (to average net assets)/Supplemental Data:

Expenses*	1.07%	[3]	1.10%	1.08%	1.07%	1.07%	1.06%

Net investment income	1.42%	[3]	1.03%	0.89%	0.86%	0.96%	1.04%

Series portfolio turnover	28%		75%	79%	63%	66%	65%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	0.01%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.04		$10.31	$9.53	$9.57	$11.30	$11.60

Income (loss) from investment operations:

Net investment income[1]	0.07		0.12	0.11	0.10	0.12	0.15

Net realized and unrealized gain (loss) on investments	0.55		(0.22)	0.96	0.21	(0.34)	0.62

Total from investment operations	0.62		(0.10)	1.07	0.31	(0.22)	0.77

Less distributions to shareholders:

From net investment income	(0.12)		(0.15)	(0.13)	(0.13)	(0.16)	(0.17)

From net realized gain on investments	(0.76)		(1.02)	(0.16)	(0.22)	(1.35)	(0.90)

Total distributions to shareholders	(0.88)		(1.17)	(0.29)	(0.35)	(1.51)	(1.07)

Net asset value - End of period	$8.78		$9.04	$10.31	$9.53	$9.57	$11.30

Net assets - End of period (000’s omitted)	$124,622		$126,834	$147,257	$386,926	$545,570	$659,331

Total return[2]	7.87%		(1.15% )	11.56%	3.52%	(1.91% )	7.32%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.85%	[3]	0.85%	0.83%	0.82%	0.82%	0.81%

Net investment income	1.64%	[3]	1.29%	1.15%	1.12%	1.22%	1.29%

Series portfolio turnover	28%		75%	79%	63%	66%	65%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	0.01%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.54		$11.82	$10.88	$10.87	$12.62	$12.83

Income (loss) from investment operations:

Net investment income[1]	0.06		0.09	0.07	0.06	0.08	0.10

Net realized and unrealized gain (loss) on investments	0.66		(0.26)	1.10	0.24	(0.38)	0.70

Total from investment operations	0.72		(0.17)	1.17	0.30	(0.30)	0.80

Less distributions to shareholders:

From net investment income	(0.09)		(0.09)	(0.07)	(0.07)	(0.10)	(0.11)

From net realized gain on investments	(0.76)		(1.02)	(0.16)	(0.22)	(1.35)	(0.90)

Total distributions to shareholders	(0.85)		(1.11)	(0.23)	(0.29)	(1.45)	(1.01)

Net asset value - End of period	$10.41		$10.54	$11.82	$10.88	$10.87	$12.62

Net assets - End of period (000’s omitted)	$5,815		$11,138	$15,358	$24,692	$40,379	$65,563

Total return[2]	7.62%		(1.65% )	10.97%	2.93%	(2.39% )	6.81%

Ratios (to average net assets)/Supplemental Data:

Expenses*	1.35%	[3]	1.35%	1.33%	1.32%	1.32%	1.31%

Net investment income	1.12%	[3]	0.79%	0.65%	0.61%	0.71%	0.79%

Series portfolio turnover	28%		75%	79%	63%	66%	65%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	0.01%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L*

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19 (UNAUDITED)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.78		$11.05	$10.19	$10.21	$11.95	$12.21

Income (loss) from investment operations:

Net investment income[1]	0.03		0.03	0.01	0.01	0.02	0.03

Net realized and unrealized gain (loss) on investments	0.61		(0.24)	1.03	0.22	(0.36)	0.67

Total from investment operations	0.64		(0.21)	1.04	0.23	(0.34)	0.70

Less distributions to shareholders:

From net investment income	(0.06)		(0.04)	(0.02)	(0.03)	(0.05)	(0.06)

From net realized gain on investments	(0.76)		(1.02)	(0.16)	(0.22)	(1.35)	(0.90)

Total distributions to shareholders	(0.82)		(1.06)	(0.18)	(0.25)	(1.40)	(0.96)

Net asset value - End of period	$9.60		$9.78	$11.05	$10.19	$10.21	$11.95

Net assets - End of period (000’s omitted)	$105,297		$106,348	$130,130	$146,554	$165,898	$164,191

Total return[2]	7.40%		(2.13% )	10.42%	2.43%	(2.91% )	6.28%

Ratios (to average net assets)/Supplemental Data:

Expenses**	1.82%	[3]	1.85%	1.83%	1.82%	1.82%	1.81%

Net investment income	0.67%	[3]	0.28%	0.14%	0.11%	0.21%	0.29%

Series portfolio turnover	28%		75%	79%	63%	66%	65%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	0.01%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

FOR THE PERIOD 4/1/19[1] TO 4/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$17.04

Income (loss) from investment operations:

Net investment income[2]	0.04

Net realized and unrealized gain (loss) on investments	0.16

Total from investment operations	0.20

Net asset value - End of period	$17.24

Net assets - End of period (000’s omitted)	$5

Total return[3]	1.17%

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.10%

Net investment income[4]	2.59%

Series portfolio turnover	28%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4]:

0.61%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$1,096.80	$5.67	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%

Class I

Actual	$1,000.00	$1,098.80	$4.42	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

Class R

Actual	$1,000.00	$1,095.30	$7.01	1.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Class L

Actual	$1,000.00	$1,092.60	$9.49	1.83%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.72	$9.15	1.83%

Class W

Actual	$1,000.00	$1,020.40	$0.08	0.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,003.89	$0.08	0.10%

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

1Class W inception date was April 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 30 day period ended April 30, 2019 due to its inception date of April 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2019 (unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
4A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Sector Allocation[5]
Consumer Staples	13.8%
Health Care	13.3%
Consumer Discretionary	12.1%
Financials	11.3%
Information Technology	10.5%
Communication Services	8.8%
Materials	6.6%
Real Estate	5.5%
Energy	3.1%
Industrials	2.1%
Utilities	0.2%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Mastercard, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.1%
Johnson & Johnson	2.0%
The Coca-Cola Co.	2.0%
Mondelez International, Inc. - Class A	2.0%
Visa, Inc. - Class A	2.0%
Microsoft Corp.	2.0%
Medtronic plc	1.9%
Tencent Holdings Ltd. - Class H (China)	1.8%
Booking Holdings, Inc.	1.8%

6As a percentage of total investments.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 83.2%

Communication Services - 8.4%

Diversified Telecommunication Services - 0.0%##
Orange S.A. (France)	2,280	$35,633
Swisscom AG (Switzerland)	90	41,936

		77,569

Entertainment - 2.5%
Electronic Arts, Inc.*	62,180	5,885,337
NCSoft Corp. (South Korea)	105	47,285
Nexon Co. Ltd. (Japan)*	12,300	175,093
Sea Ltd. - ADR (Thailand)*	145,220	3,614,526
Vivendi S.A. (France)	1,020	29,606

		9,751,847

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A*	4,410	5,287,414
Alphabet, Inc. - Class C*	4,435	5,270,909
Autohome, Inc. - ADR (China)*	1,230	142,053
Tencent Holdings Ltd. - Class H (China)	146,674	7,229,219

		17,929,595

Media - 1.4%
Quebecor, Inc. - Class B (Canada)	112,410	2,803,328
Shaw Communications, Inc. - Class B (Canada)	130,760	2,647,995

		5,451,323

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	795	27,173
KDDI Corp. (Japan)	3,100	71,447
NTT DOCOMO, Inc. (Japan)	3,000	65,147

		163,767

Total Communication Services		33,374,101

Consumer Discretionary - 11.6%

Automobiles - 0.0%##
Geely Automobile Holdings Ltd. (China)	39,000	78,561
Peugeot S.A. (France)	610	15,994
Renault S.A. (France)	340	23,197
Suzuki Motor Corp. (Japan)	2,400	109,521

		227,273

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	108,000	50,517
China Yuhua Education Corp. Ltd. (China)[1]	194,000	86,794
Fu Shou Yuan International Group Ltd. (China)	125,000	107,259

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,310	$125,053
TAL Education Group - ADR (China)*	1,040	40,009
Wisdom Education International Holdings Co. Ltd. (China)	110,000	64,681

		474,313

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[1]	2,210	78,446
Hilton Worldwide Holdings, Inc.	530	46,105
Jollibee Foods Corp. (Philippines)	6,170	36,064
Restaurant Brands International, Inc. (Canada)	980	63,935
Sodexo S.A. (France)	590	67,664
Yum China Holdings, Inc. (China)	1,590	75,589

		367,803

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	18,355	144,396
Berkeley Group Holdings plc (United Kingdom)	2,895	142,019
Persimmon plc (United Kingdom)	5,015	146,503
Taylor Wimpey plc (United Kingdom)	62,270	147,631

		580,549

Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	755	140,105
Amazon.com, Inc.*	2,340	4,508,057
Booking Holdings, Inc.*	3,875	7,188,086
Despegar.com Corp. (Argentina)*	1,990	29,034

		11,865,282

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[1]	6,235	76,511
Thule Group AB (Sweden)[1]	4,990	116,247
Yamaha Corp. (Japan)	2,200	114,229

		306,987

Multiline Retail - 2.5%
B&M European Value Retail S.A. (United Kingdom)	13,330	68,720
Dollar General Corp.	37,090	4,676,678
Dollar Tree, Inc.*	46,515	5,176,189

		9,921,587

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Specialty Retail - 3.0%
AutoZone, Inc.*	5,995	$6,164,718
Fast Retailing Co. Ltd. (Japan)	100	57,859
Industria de Diseno Textil S.A. (Spain)	93,905	2,843,322
Nitori Holdings Co. Ltd. (Japan)	500	59,651
O’Reilly Automotive, Inc.*	7,215	2,731,383

		11,856,933

Textiles, Apparel & Luxury Goods - 2.7%
adidas AG (Germany)	275	70,837
ANTA Sports Products Ltd. (China)	11,000	77,365
EssilorLuxottica S.A. (France)	340	41,425
Hermes International (France)	100	70,357
Kering S.A. (France)	75	44,382
Li Ning Co. Ltd. (China)*	50,001	90,838
lululemon athletica, Inc.*	25,716	4,535,017
LVMH Moet Hennessy Louis Vuitton SE (France)	280	109,933
Moncler S.p.A. (Italy)	1,590	65,372
NIKE, Inc. - Class B	64,110	5,630,781
Shenzhou International Group Holdings Ltd. (China)	5,600	75,269

		10,811,576

Total Consumer Discretionary		46,412,303

Consumer Staples - 13.8%

Beverages - 6.0%
Ambev S.A. - ADR (Brazil)	730,797	3,442,054
Anheuser-Busch InBev S.A./N.V. (Belgium)	42,367	3,766,744
The Coca-Cola Co.	161,897	7,942,667
Coca-Cola European Partners plc (United Kingdom)	870	46,623
Diageo plc (United Kingdom)	71,090	2,996,996
Heineken N.V. (Netherlands)	420	45,405
PepsiCo, Inc.	40,830	5,228,282
Pernod Ricard S.A. (France)	490	85,440
Suntory Beverage & Food Ltd. (Japan)	1,400	61,907
Treasury Wine Estates Ltd. (Australia)	13,630	165,328

		23,781,446

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	755	44,516
Koninklijke Ahold Delhaize N.V. (Netherlands)	1,595	38,442

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)

Food & Staples Retailing (continued)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	2,200	$72,844
Puregold Price Club, Inc. (Philippines)	24,500	19,721
Robinsons Retail Holdings, Inc. (Philippines)	14,990	22,436
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	24,335	71,499

		269,458

Food Products - 3.2%
Associated British Foods plc (United Kingdom)	2,105	70,312
Barry Callebaut AG (Switzerland)	20	36,671
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	6	39,875
Danone S.A. (France)	3,276	264,849
Kerry Group plc - Class A (Ireland)	1,365	152,487
Mondelez International, Inc. - Class A	154,625	7,862,681
Nestle S.A. (Switzerland)	44,075	4,243,438
Universal Robina Corp. (Philippines)	12,400	36,222
Yakult Honsha Co. Ltd. (Japan)	900	61,448

		12,767,983

Household Products - 0.8%
Colgate-Palmolive Co.	39,900	2,904,321
Essity AB - Class B (Sweden)	1,530	45,366
Henkel AG & Co. KGaA (Germany)	645	65,283
Lion Corp. (Japan)	3,600	74,103
Unicharm Corp. (Japan)	2,000	66,004

		3,155,077

Personal Products - 2.1%
Beiersdorf AG (Germany)	32,740	3,582,448
Kao Corp. (Japan)	900	69,478
L’Oreal S.A. (France)	420	115,523
Unilever plc - ADR (United Kingdom)	77,814	4,731,091

		8,498,540

Tobacco - 1.6%
Altria Group, Inc.	47,315	2,570,624
British American Tobacco plc - ADR (United Kingdom)	1,675	65,660
Philip Morris International, Inc.	44,825	3,880,052

		6,516,336

Total Consumer Staples		54,988,840

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 2.4%

Energy Equipment & Services - 2.0%
Core Laboratories N.V	1,065	$67,510
Diamond Offshore Drilling, Inc.*	84,040	816,028
Halliburton Co.	119,215	3,377,361
Schlumberger Ltd.	60,528	2,583,335
Transocean Ltd.*	175,225	1,377,268

		8,221,502

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	8,415	92,902
China Petroleum & Chemical Corp. - Class H (China)	138,000	106,082
Eni S.p.A. (Italy)	8,820	150,303
Equinor ASA (Norway)	6,740	150,246
Galp Energia SGPS S.A. (Portugal)	9,320	156,262
Repsol S.A. (Spain)	8,931	151,548
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,470	225,168
Suncor Energy, Inc. (Canada)	3,430	113,113
TOTAL S.A. (France)	2,635	146,482
Vermilion Energy, Inc. (Canada)	2,915	74,436
Woodside Petroleum Ltd. (Australia)	2,875	71,673

		1,438,215

Total Energy		9,659,717

Financials - 10.3%

Banks - 0.7%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,495	59,830
Bank of the Philippine Islands (Philippines)	18,520	30,175
Bankinter S.A. (Spain)	13,275	106,110
Barclays plc (United Kingdom)	71,060	152,495
BDO Unibank, Inc. (Philippines)	20,580	52,985
BNP Paribas S.A. (France)	1,725	91,827
Credit Agricole S.A. (France)	1,850	25,404
FinecoBank Banca Fineco S.p.A. (Italy)	140,990	1,857,117
Intesa Sanpaolo S.p.A. (Italy)	24,195	63,392
Lloyds Banking Group plc (United Kingdom)	178,080	145,640
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	5,510	58,402
Metropolitan Bank & Trust Co. (Philippines)	24,370	34,741
Royal Bank of Scotland Group plc (United Kingdom)	44,395	139,016
Societe Generale S.A. (France)	1,285	40,749

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Banks (continued)
UniCredit S.p.A. (Italy)	4,357	$60,319

		2,918,202

Capital Markets - 7.5%
BlackRock, Inc.	11,825	5,737,963
Cboe Global Markets, Inc.	33,985	3,453,216
The Charles Schwab Corp.	28,695	1,313,657
CME Group, Inc.	19,335	3,459,032
Deutsche Boerse AG (Germany)	14,110	1,885,419
E*TRADE Financial Corp.	25,690	1,301,455
Intercontinental Exchange, Inc.	42,015	3,417,920
Japan Exchange Group, Inc. (Japan)	4,100	66,951
Julius Baer Group Ltd. (Switzerland)	37,220	1,797,909
London Stock Exchange Group plc (United Kingdom)	32,725	2,145,562
Moody’s Corp.	13,795	2,712,373
S&P Global, Inc.	11,990	2,645,713

		29,937,170

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. - Class B*	37,915	8,216,560

Insurance - 0.0%##
AXA S.A. (France)	2,595	69,200
Ping An Insurance Group Co. of China Ltd. - Class H (China)	10,000	121,047

		190,247

Total Financials		41,262,179

Health Care - 13.2%

Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc.*	44,785	3,830,461
Incyte Corp.*	30,705	2,358,144
Regeneron Pharmaceuticals, Inc.*	3,230	1,108,342
Seattle Genetics, Inc.*	32,790	2,222,506
Vertex Pharmaceuticals, Inc.*	13,780	2,328,544

		11,847,997

Health Care Equipment & Supplies - 3.1%
Alcon, Inc. (Switzerland)*	12,679	737,918
Alcon, Inc. (Switzerland)*	406	23,381
Coloplast A/S - Class B (Denmark)	605	65,353
Getinge AB - Class B (Sweden)	6,760	95,243
Hoya Corp. (Japan)	700	49,439
Intuitive Surgical, Inc.*	6,610	3,375,264
Koninklijke Philips N.V. (Netherlands)	1,085	46,594
Medtronic plc	85,020	7,550,626

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)

Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	64,000	$62,912
Smith & Nephew plc (United Kingdom)	5,565	107,585
Sonova Holding AG (Switzerland)	570	115,130
Sysmex Corp. (Japan)	1,100	63,032
Terumo Corp. (Japan)	2,100	63,375

		12,355,852

Health Care Providers & Services - 0.7%
Sonic Healthcare Ltd. (Australia)	2,510	45,391
UnitedHealth Group, Inc.	11,690	2,724,588

		2,769,979

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*	70,088	2,730,628
QIAGEN N.V.*	2,638	102,146
Tecan Group AG (Switzerland)	155	34,991
Thermo Fisher Scientific, Inc.	7,355	2,040,645

		4,908,410

Pharmaceuticals - 5.2%
Johnson & Johnson	57,385	8,102,762
Kyowa Hakko Kirin Co. Ltd. (Japan)	87,800	1,707,999
Merck & Co., Inc.	22,145	1,743,033
Merck KGaA (Germany)	18,205	1,940,488
Novartis AG - ADR (Switzerland)	62,930	5,174,734
Novartis AG (Switzerland)	2,030	166,338
Novo Nordisk A/S - Class B (Denmark)	1,290	63,203
Perrigo Co. plc	27,555	1,320,436
Recordati S.p.A. (Italy)	1,150	46,469
Roche Holding AG (Switzerland)	930	245,393
Sanofi (France)	1,355	118,223
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1,800	39,768
UCB S.A. (Belgium)	510	40,534

		20,709,380

Total Health Care		52,591,618

Industrials - 1.5%

Aerospace & Defense - 0.1%
Airbus S.E. (France)	620	84,897
BAE Systems plc (United Kingdom)	21,155	135,969
MTU Aero Engines AG (Germany)	290	68,420
Safran S.A. (France)	385	56,118

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Aerospace & Defense (continued)
Thales S.A. (France)	120	$14,337

		359,741

Air Freight & Logistics - 0.9%
FedEx Corp.	18,645	3,532,482

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	690	53,572

Building Products - 0.0%##
Cie de Saint-Gobain (France)	590	24,190
Geberit AG (Switzerland)	160	67,089

		91,279

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	700	58,892

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	310	15,581
Vinci S.A. (France)	1,255	126,751

		142,332

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	880	74,480

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	97,600	20,901
LT Group, Inc. (Philippines)	71,000	21,853
Siemens AG (Germany)	460	55,155
SM Investments Corp. (Philippines)	2,885	52,634

		150,543

Machinery - 0.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	1,545	38,508
Daifuku Co. Ltd. (Japan)	900	55,369
Epiroc AB - Class A (Sweden)*	1,890	19,538
FANUC Corp. (Japan)	200	37,575
Harmonic Drive Systems, Inc. (Japan)	1,300	51,758
Hyundai Heavy Industries Co. Ltd. (South Korea)*	1,450	154,831
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	2,965	143,012
Jungheinrich AG (Germany)	1,525	53,214
KION Group AG (Germany)	890	61,226
Nabtesco Corp. (Japan)	1,600	49,062
Samsung Heavy Industries Co. Ltd. (South Korea)*	5,420	38,228
Schindler Holding AG (Switzerland)	320	69,160

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)

Machinery (continued)
The Weir Group plc (United Kingdom)	9,585	$208,329

		979,810

Professional Services - 0.1%
Intertek Group plc (United Kingdom)	1,055	73,791
Recruit Holdings Co. Ltd. (Japan)	2,400	72,273
SGS S.A. (Switzerland)	25	65,964

		212,028

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	760	70,594

Trading Companies & Distributors - 0.0%##
Bunzl plc (United Kingdom)	2,005	60,473
Kanamoto Co. Ltd. (Japan)	3,000	71,215

		131,688

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,600	65,279
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	475	48,151

		113,430

Total Industrials		5,970,871

Information Technology - 10.3%

Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp.	31,410	1,584,006
Halma plc (United Kingdom)	3,295	77,530
Hexagon A.B. - Class B (Sweden)	1,430	78,124
Hollysys Automation Technologies Ltd. (China)	2,400	50,232
Keyence Corp. (Japan)	3,107	1,941,234

		3,731,126

IT Services - 5.6%
Capgemini SE (France)	190	23,057
InterXion Holding N.V. (Netherlands)*	28,400	1,964,996
Keywords Studios plc (Ireland)	1,191	24,281
LiveRamp Holdings, Inc.*	62,640	3,653,791
Mastercard, Inc. - Class A	34,400	8,745,856
Nomura Research Institute Ltd. (Japan)	1,500	73,423
Visa, Inc. - Class A	47,455	7,803,026

		22,288,430

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)

Software - 3.8%
Check Point Software Technologies Ltd. (Israel)*	540	$65,210
Dassault Systemes S.E. (France)	145	22,963
Microsoft Corp.	59,665	7,792,249
SAP S.E. (Germany)	595	76,701
ServiceNow, Inc.*	25,795	7,003,600
Sophos Group plc (United Kingdom)[1]	21,610	100,964

		15,061,687

Total Information Technology		41,081,243

Materials - 6.3%

Chemicals - 3.5%
Air Liquide S.A. (France)	545	72,503
Akzo Nobel N.V. (Netherlands)	39,960	3,395,235
Axalta Coating Systems Ltd.*	74,590	2,012,438
CF Industries Holdings, Inc.	81,935	3,669,049
Givaudan S.A. (Switzerland)	25	64,733
Mexichem S.A.B. de C.V. (Mexico)	30,400	70,605
OCI N.V. (Netherlands)*	2,305	66,946
Olin Corp.	73,215	1,588,033
RPM International, Inc.	44,535	2,701,048
Sika AG (Switzerland)	480	73,547
Solvay S.A. (Belgium)	1,470	177,247
Symrise AG (Germany)	730	70,169

		13,961,553

Containers & Packaging - 1.6%
Ball Corp.	64,655	3,875,421
Crown Holdings, Inc.*	48,550	2,822,212

		6,697,633

Metals & Mining - 1.2%
First Quantum Minerals Ltd. (Zambia)	2,780	29,363
Freeport-McMoRan, Inc.	129,410	1,593,037
Lundin Mining Corp. (Chile)	191,250	1,026,415
Southern Copper Corp. (Peru)	53,860	2,069,301

		4,718,116

Total Materials		25,377,302

Real Estate - 5.4%

Equity Real Estate Investment Trusts (REITS) - 5.3%
Acadia Realty Trust	755	21,321
Agree Realty Corp.	465	30,444
Alexandria Real Estate Equities, Inc.	175	24,918

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	745	$35,164
American Homes 4 Rent - Class A	4,695	112,586
American Tower Corp.	36,100	7,050,330
Americold Realty Trust	705	22,567
Apartment Investment & Management Co. - Class A	1,343	66,290
Apple Hospitality REIT, Inc.	1,320	21,714
AvalonBay Communities, Inc.	875	175,814
Boston Properties, Inc.	905	124,546
Brandywine Realty Trust	6,080	93,571
The British Land Co. plc (United Kingdom)	9,150	70,992
Camden Property Trust	225	22,646
Chesapeake Lodging Trust	1,090	31,065
Community Healthcare Trust, Inc.	1,575	57,456
Cousins Properties, Inc.	9,495	90,867
Crown Castle International Corp.	515	64,777
CubeSmart	950	30,315
Digital Realty Trust, Inc.	600	70,626
Douglas Emmett, Inc.	1,045	43,044
Equinix, Inc.	8,300	3,774,010
Equity LifeStyle Properties, Inc.	485	56,600
Equity Residential	1,905	145,580
Essential Properties Realty Trust, Inc.	2,279	47,130
Essex Property Trust, Inc.	350	98,875
Extra Space Storage, Inc.	335	34,736
Federal Realty Investment Trust	175	23,424
First Industrial Realty Trust, Inc.	1,135	40,031
Getty Realty Corp.	1,315	42,645
HCP, Inc.	2,360	70,281
Healthcare Realty Trust, Inc.	2,015	62,223
Healthcare Trust of America, Inc. - Class A	3,200	88,256
Hibernia REIT plc (Ireland)	23,415	37,555
Host Hotels & Resorts, Inc.	2,385	45,887
Independence Realty Trust, Inc.	3,970	42,042
Invitation Homes, Inc.	3,191	79,328
Jernigan Capital, Inc.	2,725	57,416
Kimco Realty Corp.	2,025	35,215
Land Securities Group plc (United Kingdom)	6,155	74,180
Lexington Realty Trust	4,005	36,325
Liberty Property Trust	1,780	88,359
Mid-America Apartment Communities, Inc.	615	67,287
National Retail Properties, Inc.	800	42,096

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)

Equity Real Estate Investment Trusts (REITS) (continued)
National Storage Affiliates Trust	815	$23,847
Physicians Realty Trust	5,515	99,601
Plymouth Industrial REIT, Inc.	895	16,799
Prologis, Inc.	2,815	215,826
Public Storage	445	98,425
Realty Income Corp.	365	25,554
SBA Communications Corp.*	31,860	6,490,838
Simon Property Group, Inc.	1,300	225,810
STAG Industrial, Inc.	1,745	50,221
STORE Capital Corp.	745	24,823
Sun Communities, Inc.	800	98,464
Sunstone Hotel Investors, Inc.	2,035	29,304
Taubman Centers, Inc.	305	15,036
Tier REIT, Inc.	2,970	84,170
UDR, Inc.	1,710	76,864
UMH Properties, Inc.	1,635	22,972
Urban Edge Properties	2,950	54,782
Ventas, Inc.	755	46,138
VEREIT, Inc.	5,665	46,793
Vornado Realty Trust	670	46,324
Weingarten Realty Investors	1,905	55,131
Welltower, Inc.	900	67,077

		21,265,333

Real Estate Management & Development - 0.1%
Ayala Land, Inc. (Philippines)	70,900	66,704
Daito Trust Construction Co. Ltd. (Japan)	400	53,561
SM Prime Holdings, Inc. (Philippines)	98,605	78,491

		198,756

Total Real Estate		21,464,089

Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	4,050	29,963

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	44,300	32,048

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	2,810	44,084
Engie S.A. (France)	1,985	29,462

		73,546

Total Utilities		135,557

TOTAL COMMON STOCKS (Identified Cost $275,814,129)		332,317,820

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 3.8%

Non-Convertible Corporate Bonds - 3.8%
Communication Services - 0.5%

Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	400,000	$415,234
Verizon Communications, Inc., 5.50%, 3/16/2047	590,000	702,290

		1,117,524

Media - 0.2%
Discovery Communications LLC, 5.20%, 9/20/2047	430,000	427,943
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[1], 5.50%, 3/1/2028	200,000	198,500

		626,443

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	100,000	100,621

Total Communication Services		1,844,588

Consumer Discretionary - 0.4%

Automobiles - 0.1%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	295,000	294,333
Tesla, Inc.[1], 5.30%, 8/15/2025	15,000	12,825

		307,158

Household Durables - 0.1%
Century Communities, Inc., 5.875%, 7/15/2025	124,000	123,070
LGI Homes, Inc.[1], 6.875%, 7/15/2026	125,000	126,562
Meritage Homes Corp., 5.125%, 6/6/2027	60,000	59,250
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	80,000	79,862
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	75,000	75,906
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	50,000	49,000
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	89,000	88,110

		601,760

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	650,000	664,293

Specialty Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	75,000	75,141

Total Consumer Discretionary		1,648,352

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)

Energy - 0.7%

Energy Equipment & Services - 0.0%##
Nabors Industries, Inc., 5.50%, 1/15/2023	50,000	$47,625
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	60,000	58,800

		106,425

Oil, Gas & Consumable Fuels - 0.7%
American Midstream Partners LP - American Midstream Finance Corp.[1], 9.50%, 12/15/2021	85,000	81,813
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 3/1/2027	55,000	56,100
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	50,000	47,250
DCP Midstream Operating LP1, 5.35%, 3/15/2020	50,000	50,815
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	102,000	99,195
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	120,000	124,200
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	65,000	64,553
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	120,000	71,700
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	520,000	640,656
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	50,000	49,750
Moss Creek Resources Holdings, Inc.[1], 10.50%, 5/15/2027	15,000	15,375
Natural Resource Partners LP - NRP Finance Corp.[1], 9.125%, 6/30/2025	15,000	15,525
NuStar Logistics LP, 6.75%, 2/1/2021	50,000	52,000
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	75,000	76,676
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	580,000	646,041
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	75,000	74,344
Southwestern Energy Co.[4], 6.20%, 1/23/2025	74,000	72,752

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.[1], 9.75%, 11/1/2023	50,000	$50,875
The Williams Companies, Inc., 3.75%, 6/15/2027	310,000	310,897

		2,600,517

Total Energy		2,706,942

Financials - 0.9%

Banks - 0.4%
Bank of America Corp., 4.00%, 1/22/2025	640,000	655,764
Citigroup, Inc., 8.125%, 7/15/2039	210,000	317,975
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	300,000	311,083
Santander Holdings USA, Inc., 4.50%, 7/17/2025	440,000	458,708

		1,743,530

Capital Markets - 0.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	50,000	50,875
LPL Holdings, Inc.[1], 5.75%, 9/15/2025	50,000	50,875
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	610,000	618,880

		720,630

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	100,000	98,500

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	450,000	460,553
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	65,000	65,650
FS Energy & Power Fund[1], 7.50%, 8/15/2023	95,000	98,108
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[1], 6.375%, 12/15/2022	90,000	92,925

		717,236

Insurance - 0.1%
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	390,000	414,180

Total Financials		3,694,076

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.1%

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	45,000	$44,030
Fresenius Medical Care US Finance II, Inc. (Germany)[1], 5.625%, 7/31/2019	450,000	452,322
MEDNAX, Inc.[1], 6.25%, 1/15/2027	55,000	56,100

Total Health Care		552,452

Industrials - 0.6%

Airlines - 0.0%##
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	50,000	50,250

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	50,000	50,500
The ADT Security Corp., 4.125%, 6/15/2023	50,000	48,906
GFL Environmental, Inc. (Canada)[1], 8.50%, 5/1/2027	15,000	15,626
Prime Security Services Borrower, LLC - Prime Finance, Inc.[1], 5.25%, 4/15/2024	50,000	50,125
W/S Packaging Holdings, Inc.[1], 9.00%, 4/15/2023	70,000	75,775

		240,932

Construction & Engineering - 0.0%##
Tutor Perini Corp.[1], 6.875%, 5/1/2025	97,000	97,121

Industrial Conglomerates - 0.1%
General Electric Co.[5,6], (3 mo. LIBOR US + 3.330%), 5.00%	330,000	312,368

Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	470,000	470,461
The Manitowoc Co., Inc.[1], 9.00%, 4/1/2026	30,000	30,262

		500,723

Marine - 0.1%
Borealis Finance, LLC[1] , 7.50%, 11/16/2022	200,000	193,000
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	120,000	120,600

		313,600

Trading Companies & Distributors - 0.2%
Aircastle Ltd., 6.25%, 12/1/2019	50,000	50,999

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)

Trading Companies & Distributors (continued)
Fortress Transportation &
Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	80,000	$82,000
International Lease Finance Corp., 6.25%, 5/15/2019	530,000	530,607
Park Aerospace Holdings Ltd. (Ireland)[1], 4.50%, 3/15/2023	70,000	70,764

		734,370

Total Industrials		2,249,364

Information Technology - 0.2%

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	600,000	597,403
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	97,000	94,090

Total Information Technology		691,493

Materials - 0.2%

Chemicals - 0.0%##
LSB Industries, Inc.[1], 9.625%, 5/1/2023	50,000	51,875

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg) [1,7], 8.75%, 1/31/2023	15,000	14,794
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[1], 6.00%, 2/15/2025	200,000	201,500

		216,294

Metals & Mining - 0.2%
First Quantum Minerals Ltd. (Zambia)[1], 7.25%, 4/1/2023	20,000	19,810
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	50,000	48,301
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	100,000	100,500
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	120,000	100,800
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	400,000	408,056
Techniplas LLC[1], 10.00%, 5/1/2020	75,000	69,375

		746,842

Total Materials		1,015,011

	PRINCIPAL AMOUNT2 / SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.1%

Equity Real Estate Investment Trusts (REITS) - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	30,000	$29,925
Forestar Group, Inc.[1], 8.00%, 4/15/2024	100,000	102,500
Greystar Real Estate Partners, LLC[1], 5.75%, 12/1/2025	55,000	55,275
Iron Mountain, Inc.[1], 4.875%, 9/15/2027	50,000	48,406
iStar, Inc., 5.25%, 9/15/2022	70,000	70,525

Total Real Estate		306,631

Utilities - 0.1%

Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	75,000	74,325

Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[1], 7.00%, 11/15/2019	215,000	216,075
Drax Finco plc (United Kingdom)[1], 6.625%, 11/1/2025	200,000	202,000

		418,075

Total Utilities		492,400

TOTAL CORPORATE BONDS
(Identified Cost $15,057,568)		15,201,309

MUTUAL FUNDS - 0.1%
iShares U.S. Real Estate ETF	230	20,010
SPDR Gold Shares	2,395	290,274
VanEck Vectors Gold Miners ETF	6,445	134,636

TOTAL MUTUAL FUNDS
(Identified Cost $458,078)		444,920

U.S. TREASURY SECURITIES - 9.2%

U.S. Treasury Bonds - 1.8%
U.S. Treasury Bond, 4.75%, 2/15/2037	3,183,000	4,111,168
U.S. Treasury Bond, 3.00%, 5/15/2047	1,940,000	1,965,084
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,182,210	1,143,500

Total U.S. Treasury Bonds
(Identified Cost $7,361,967)		7,219,752

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 7.4%

U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,823,270	$3,803,706
U.S. Treasury Note, 1.625%, 5/15/2026	3,970,000	3,770,104
U.S. Treasury Note, 2.375%, 5/15/2027	3,897,000	3,876,602
U.S. Treasury Note, 2.75%, 2/15/2028	3,935,000	4,018,465
U.S. Treasury Note, 2.625%, 2/15/2029	13,880,000	14,021,511

Total U.S. Treasury Notes
(Identified Cost $29,322,181)		29,490,388

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $36,684,148)		36,710,140

	PRINCIPAL AMOUNT2 / SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT SECURITIES - 1.8%

U.S. Treasury Bill - 1.8%

U.S. Treasury Bill[8], 2.39%, 9/19/2019 (Identified Cost $7,058,823)	7,125,000	$7,058,653

FOREIGN GOVERNMENT SECURITIES - 0.1%

United Kingdom Treasury Bill (United Kingdom)[8], 0.72%, 5/28/2019 (Identified Cost $433,479)	GBP 327,000	426,178

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management, Institutional Shares, 2.33%[9], (Identified Cost $5,941,845)	5,941,845	5,941,845

TOTAL INVESTMENTS - 99.7%
(Identified Cost $341,448,070)		398,100,865
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,152,582

NET ASSETS - 100%		$399,253,447

ADR - American Depositary Receipt

ETF - Exchange-traded fund

GBP - British Pound

*Non-income	producing security.
##	Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,261,007, or 1.1% of the Series’ net assets as of April 30, 2019 (see Note 2 to the financial statements).

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of April 30, 2019.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.

6Security is perpetual in nature and has no stated maturity date.

7Represents a Payment-In-Kind bond.

8Represents the annualized yield at time of purchase.

9Rate shown is the current yield as of April 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $341,448,070) (Note 2)	$398,100,865
Foreign currency, at value (identified cost $105)	105
Receivable for securities sold	2,821,877
Foreign tax reclaims receivable	658,282
Interest receivable	452,721
Dividends receivable	189,799
Receivable for fund shares sold	81,780
Prepaid expenses	42,897

TOTAL ASSETS	402,348,326

LIABILITIES:

Accrued management fees (Note 3)	194,351
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	100,655
Accrued sub-transfer agent fees (Note 3)	67,908
Accrued fund accounting and administration fees (Note 3)	19,534
Accrued Chief Compliance Officer service fees (Note 3)	637
Payable for securities purchased	2,491,028
Payable for fund shares repurchased	112,664
Other payables and accrued expenses	108,102

TOTAL LIABILITIES	3,094,879

TOTAL NET ASSETS	$399,253,447

NET ASSETS CONSIST OF:

Capital stock	$279,867
Additional paid-in-capital	338,720,704
Total distributable earnings (loss)	60,252,876

TOTAL NET ASSETS	$399,253,447

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2019 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($247,482,194/12,063,438 shares)	$20.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($85,181,896/9,335,003 shares)	$9.12

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($12,044,374/989,619 shares)	$12.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($54,539,881/5,598,352 shares)	$9.74

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($5,102/249 shares)	$20.53	[1]

1The net asset value of the Class W Shares of the Manning & Napier Pro-Blend® Maximum Term Series net asset value were calculated using unrounded net assets of $5,101.54 divided by the unrounded shares outstanding of 248.509.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $211,341)	$3,165,387
Interest	872,150

Total Investment Income	4,037,537

EXPENSES:

Management fees (Note 3)	1,364,705
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	257,320
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	102,009
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	33,316
Shareholder services fees (Class S) (Note 3)	198,229
Sub-transfer agent fees (Note 3)	67,907
Fund accounting and administration fees (Note 3)	54,071
Directors’ fees (Note 3)	17,719
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	29,878
Miscellaneous	178,863

Total Expenses	2,306,371
Less reduction of expenses (Note 3)	(70,540)

Net Expenses	2,235,831

NET INVESTMENT INCOME	1,801,706

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	3,758,542
Foreign currency and translation of other assets and liabilities	(16,360)

3,742,182

Net change in unrealized appreciation (depreciation) on- Investments	30,340,679
Foreign currency and translation of other assets and liabilities	476

30,341,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	34,083,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,885,043

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,801,706	$1,428,339

Net realized gain (loss) on investments and foreign currency	3,742,182	46,085,495

Net change in unrealized appreciation (depreciation) on investments and foreign currency	30,341,155	(34,283,581)

Net increase from operations	35,885,043	13,230,253

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(21,576,886)	(21,869,531)

Class I	(15,411,804)	(15,572,505)

Class R	(1,863,152)	(1,807,537)

Class L	(8,517,175)	(7,051,008)

Total distributions to shareholders	(47,369,017)	(46,300,581)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	1,552,579	(51,635,718)

Net decrease in net assets	(9,931,395)	(84,706,046)

NET ASSETS:

Beginning of period	409,184,842	493,890,888

End of period	$399,253,447	$409,184,842

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED 4/30/19 (UNAUDITED)
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$20.59		$21.71	$18.71	$18.30	$20.86	$21.01

Income (loss) from investment operations:

Net investment income[1]	0.09		0.08	0.09	0.03	0.09	0.09

Net realized and unrealized gain (loss) on investments	1.64		0.42	3.32	0.59	(0.54)	1.60

Total from investment operations	1.73		0.50	3.41	0.62	(0.45)	1.69

Less distributions to shareholders:

From net investment income	(0.03)		(0.06)	(0.04)	(0.02)	(0.05)	(0.04)

From net realized gain on investments	(1.77)		(1.56)	(0.37)	(0.19)	(2.06)	(1.80)

Total distributions to shareholders	(1.80)		(1.62)	(0.41)	(0.21)	(2.11)	(1.84)

Net asset value - End of period	$20.52		$20.59	$21.71	$18.71	$18.30	$20.86

Net assets - End of period (000’s omitted)	$247,482		$248,691	$306,055	$367,227	$503,378	$597,578

Total return[2]	9.68%		2.24%	18.60%	3.45%	(2.03% )	8.80%

Ratios (to average net assets)/Supplemental Data:

Expenses*	1.09%	[3]	1.10%	1.10%	1.08%	1.08%	1.07%

Net investment income	0.98%	[3]	0.35%	0.45%	0.15%	0.45%	0.45%

Series portfolio turnover	41%		63%	85%	49%	59%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	[3]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED 4/30/19 (UNAUDITED)
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.22		$11.60	$10.19	$10.09	$12.51	$13.35

Income (loss) from investment operations:

Net investment income[1]	0.05		0.07	0.08	0.04	0.08	0.09

Net realized and unrealized gain (loss) on investments	0.69		0.22	1.78	0.32	(0.33)	0.96

Total from investment operations	0.74		0.29	1.86	0.36	(0.25)	1.05

Less distributions to shareholders:

From net investment income	(0.07)		(0.11)	(0.08)	(0.07)	(0.11)	(0.09)

From net realized gain on investments	(1.77)		(1.56)	(0.37)	(0.19)	(2.06)	(1.80)

Total distributions to shareholders	(1.84)		(1.67)	(0.45)	(0.26)	(2.17)	(1.89)

Net asset value - End of period	$9.12		$10.22	$11.60	$10.19	$10.09	$12.51

Net assets - End of period (000’s omitted)	$85,182		$94,093	$114,391	$301,846	$390,931	$504,866

Total return[2]	9.76%		2.44%	18.97%	3.69%	(1.82% )	9.10%

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.85%	[3]	0.85%	0.85%	0.83%	0.83%	0.82%

Net investment income	1.21%	[3]	0.60%	0.72%	0.40%	0.71%	0.70%

Series portfolio turnover	41%		63%	85%	49%	59%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%	[3]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED 4/30/19 (UNAUDITED)
			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$12.98		$14.28	$12.48	$12.28	$14.73	$15.39

Income (loss) from investment operations:

Net investment income (loss)[1]	0.04		0.01	0.03	(0.01)	0.03	0.03

Net realized and unrealized gain (loss) on investments	0.94		0.29	2.17	0.40	(0.38)	1.13

Total from investment operations	0.98		0.30	2.20	0.39	(0.35)	1.16

Less distributions to shareholders:

From net investment income	(0.02)		(0.04)	(0.03)	(0.00)[2]	(0.04)	(0.02)

From net realized gain on investments	(1.77)		(1.56)	(0.37)	(0.19)	(2.06)	(1.80)

Total distributions to shareholders	(1.79)		(1.60)	(0.40)	(0.19)	(2.10)	(1.82)

Net asset value - End of period	$12.17		$12.98	$14.28	$12.48	$12.28	$14.73

Net assets - End of period (000’s omitted)	$12,044		$13,841	$17,404	$22,153	$31,517	$38,166

Total return[3]	9.53%		1.99%	18.21%	3.26%	(2.28% )	8.53%

Ratios (to average net assets)/Supplemental Data:

Expenses*	1.35%	[4]	1.35%	1.35%	1.33%	1.33%	1.32%

Net investment income (loss)	0.71%	[4]	0.11%	0.22%	(0.10% )	0.20%	0.20%

Series portfolio turnover	41%		63%	85%	49%	59%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03%	[4]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L*

	FOR THE SIX	FOR THE YEAR ENDED
	MONTHS ENDED
	4/30/19	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.76	$12.13	$10.68	$10.60	$13.03	$13.86

Income (loss) from investment operations:

Net investment income (loss)[1]	0.01	(0.05)	(0.03)	(0.06)	(0.03)	(0.04)

Net realized and unrealized gain (loss) on investments	0.74	0.24	1.86	0.33	(0.34)	1.01

Total from investment operations	0.75	0.19	1.83	0.27	(0.37)	0.97

Less distributions to shareholders:

From net investment income	(0.00)[2]	—	(0.01)	—	(0.00)[2]	(0.00)[2]

From net realized gain on investments	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)	(1.80)

Total distributions to shareholders	(1.77)	(1.56)	(0.38)	(0.19)	(2.06)	(1.80)

Net asset value - End of period	$9.74	$10.76	$12.13	$10.68	$10.60	$13.03

Net assets - End of period (000’s omitted)	$54,540	$52,560	$56,040	$54,753	$57,507	$55,781

Total return[3]	9.26%	1.40%	17.78%	2.62%	(2.76% )	8.06%

Ratios (to average net assets)/Supplemental Data:

Expenses**	1.83% [4]	1.85%	1.85%	1.83%	1.83%	1.82%

Net investment income (loss)	0.24% [4]	(0.40% )	(0.31% )	(0.61% )	(0.30% )	(0.30% )

Series portfolio turnover	41%	63%	85%	49%	59%	74%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03% [4]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

FOR THE PERIOD
4/1/19[1] TO 4/30/19
(UNAUDITED)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$20.12

Income (loss) from investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain on investments	0.38

Total from investment operations	0.41

Net asset value - End of period	$20.53

Net assets - End of period (000’s omitted)	$5

Total return[3]	2.04%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%
Net investment income[4]	1.92%
Series portfolio turnover	41%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4] :

0.63%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L (formerly Class R2), W, and Z). Class W shares of each Series were issued on April 1, 2019. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L (formerly Class R2) common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$16,774,950	$11,772,252	$5,002,698	$—
Consumer Discretionary	17,250,143	14,339,631	2,910,512	—
Consumer Staples	35,353,101	23,070,049	12,283,052	—
Energy	14,216,500	14,216,500	—	—
Financials	32,819,750	32,819,750	—	—
Health Care	44,286,616	39,084,047	5,202,569	—
Industrials	15,514,151	15,514,151	—	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Information Technology	$31,766,278	$31,766,278	$—	$—
Materials	10,214,567	10,214,567	—	—
Real Estate	28,665,144	28,495,396	169,748	—
Utilities	1,980,122	1,980,122	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	321,805,082	—	321,805,082	—
Corporate debt:
Communication Services	22,840,867	—	22,840,867	—
Consumer Discretionary	23,534,036	—	23,534,036	—
Consumer Staples	1,991,459	—	1,991,459	—
Energy	34,351,651	—	34,351,651	—
Financials	57,948,765	—	57,948,765	—
Health Care	1,556,809	—	1,556,809	—
Industrials	21,909,984	—	21,909,984	—
Information Technology	7,065,335	—	7,065,335	—
Materials	7,657,505	—	7,657,505	—
Real Estate	2,298,384	—	2,298,384	—
Utilities	1,083,090	—	1,083,090	—
Asset-backed securities	50,374,465	—	50,374,465	—
Commercial mortgage-backed securities	66,440,416	—	66,440,416	—
Foreign government bonds	20,436,376	—	20,436,376	—
Mutual funds	17,252,591	17,252,591	—	—

Total assets	907,388,137	240,525,334	666,862,803	—

Liabilities:
Other financial instruments*:
Equity contracts	(59,452)	(46,712)	(12,740)	—

Total liabilities	(59,452)	(46,712)	(12,740)	—

Total	$907,328,685	$240,478,622	$666,850,063	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$15,264,532	$9,983,801	$5,280,731	$—
Consumer Discretionary	12,776,484	8,921,467	3,855,017	—
Consumer Staples	26,761,891	14,475,401	12,286,490	—
Energy	5,628,170	4,914,424	713,746	—
Financials	16,626,497	15,216,076	1,410,421	—
Health Care	30,216,480	24,900,955	5,315,525	—
Industrials	3,537,069	1,841,708	1,695,361	—
Information Technology	21,218,321	20,741,044	477,277	—
Materials	4,747,531	4,218,345	529,186	—
Real Estate	12,595,164	12,266,913	328,251	—
Utilities	104,345	—	104,345	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$111,026,250	$—	$111,026,250	$—
Corporate debt:
Communication Services	9,187,003	—	9,187,003	—
Consumer Discretionary	9,509,660	—	9,509,660	—
Energy	11,919,305	—	11,919,305	—
Financials	23,211,137	—	23,211,137	—
Health Care	3,188,515	—	3,188,515	—
Industrials	11,036,320	—	11,036,320	—
Information Technology	2,369,558	—	2,369,558	—
Materials	3,594,486	—	3,594,486	—
Real Estate	1,239,292	—	1,239,292	—
Utilities	863,240	—	863,240	—
Asset-backed securities	18,164,639	—	18,164,639	—
Commercial mortgage-backed securities	32,693,501	—	32,693,501	—
Foreign government bonds	13,410,056	—	13,410,056	—
Foreign government securities	328,431	—	328,431	—
Mutual funds	7,980,294	7,980,294	—	—

Total assets	409,198,171	125,460,428	283,737,743	—

Liabilities:
Other financial instruments*:
Equity contracts	(43,692)	(34,592)	(9,100)	—

Total liabilities	(43,692)	(34,592)	(9,100)	—

Total	$409,154,479	$125,425,836	$283,728,643	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$27,224,037	$18,013,191	$9,210,846	$—
Consumer Discretionary	22,267,450	15,481,481	6,785,969	—
Consumer Staples	47,236,583	25,248,714	21,987,869	—
Energy	9,411,942	8,203,375	1,208,567	—
Financials	28,717,342	26,310,490	2,406,852	—
Health Care	52,943,458	43,594,274	9,349,184	—
Industrials	5,529,269	2,643,983	2,885,286	—
Information Technology	36,943,492	36,072,681	870,811	—
Materials	8,159,973	7,250,715	909,258	—
Real Estate	20,264,865	19,715,490	549,375	—
Utilities	176,959	—	176,959	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	141,618,982	—	141,618,982	—
Corporate debt:
Communication Services	8,562,759	—	8,562,759	—
Consumer Discretionary	9,794,488	—	9,794,488	—
Energy	11,128,787	—	11,128,787	—
Financials	21,707,128	—	21,707,128	—
Health Care	325,890	—	325,890	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Industrials	$9,800,406	$—	$9,800,406	$—
Information Technology	2,907,477	—	2,907,477	—
Materials	3,519,924	—	3,519,924	—
Real Estate	1,234,747	—	1,234,747	—
Utilities	944,270	—	944,270	—
Asset-backed securities	16,617,237	—	16,617,237	—
Commercial mortgage-backed securities	30,091,392	—	30,091,392	—
Foreign government bonds	9,169,876	—	9,169,876	—
Foreign government securities	557,811	—	557,811	—
Mutual funds	7,499,980	7,499,980	—	—

Total assets	534,356,524	210,034,374	324,322,150	—

Liabilities:
Other financial instruments*:
Equity contracts	(80,012)	(61,812)	(18,200)	—

Total liabilities	(80,012)	(61,812)	(18,200)	—

Total	$534,276,512	$209,972,562	$324,303,950	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$33,374,101	$25,651,562	$7,722,539	$—
Consumer Discretionary	46,412,303	41,130,739	5,281,564	—
Consumer Staples	54,988,840	38,790,070	16,198,770	—
Energy	9,659,717	8,727,121	932,596	—
Financials	41,262,179	32,317,719	8,944,460	—
Health Care	52,591,618	47,348,631	5,242,987	—
Industrials	5,970,871	3,770,078	2,200,793	—
Information Technology	41,081,243	38,662,966	2,418,277	—
Materials	25,377,302	21,456,922	3,920,380	—
Real Estate	21,464,089	21,082,606	381,483	—
Utilities	135,557	—	135,557	—
Debt securities:

U.S. Treasury and other U.S.
Government agencies	43,768,793	—	43,768,793	—

Corporate debt:
Communication Services	1,844,588	—	1,844,588	—
Consumer Discretionary	1,648,352	—	1,648,352	—
Energy	2,706,942	—	2,706,942	—
Financials	3,694,076	—	3,694,076	—
Health Care	552,452	—	552,452	—
Industrials	2,249,364	—	2,249,364	—
Information Technology	691,493	—	691,493	—
Materials	1,015,011	—	1,015,011	—
Real Estate	306,631	—	306,631	—
Utilities	492,400	—	492,400	—
Foreign government securities	426,178	—	426,178	—
Mutual funds	6,386,765	6,386,765	—	—

Total assets	$398,100,865	$285,325,179	$112,775,686	$—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2018 and April 30, 2019.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-320): “Premium Amortization of Purchased Callable Debt Securities” which shortens the amortized period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Series will adopt and apply ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment on of November 1, 2019. As a result of the adoption of ASU 2017-08, the amortized cost basis of investments will be reduced and unrealized appreciation of investments will be increased, but there will be no impact on net assets or overall results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2019 is Pershing LLC, a BNY Mellon Company.

The following table presents the present value of derivatives held at April 30, 2019 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location

Equity contracts	Options written, at value	$ (59,452)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on options written	$ 443,406
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Net change in unrealized appreciation
Equity contracts	(depreciation) on options written	$ 65,493

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location

Equity contracts	Options written, at value	$ (43,692)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on options written	$ 438,800
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Net change in unrealized appreciation
Equity contracts	(depreciation) on options written	$ 70,508

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location

Equity contracts	Options written, at value	$ (80,012)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on options written	$ 622,541
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Net change in unrealized appreciation
Equity contracts	(depreciation) on options written	$ 93,163

The average month-end balances for the six months ended April 30, 2019, the period in which such derivatives were outstanding, were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES
Options:
Average number of option contracts written	337	304	464
Average notional value of option contracts written	$4,353,927	$4,102,054	$6,076,974

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2019.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2019, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2015 through October 31, 2018. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets. Prior to March 1, 2019, the contractual management fee was 0.60% for the Pro-Blend® Conservative Term Series and 0.75% for the Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series, and Pro-Blend® Maximum Term Series.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Effective March 1, 2019, the Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, Class S shares of each Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series paid a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

Effective March 1, 2019, these contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Prior to March 1, 2019, the Advisor has contractually agreed, until at least February 28, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service (12b-1) fees, at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series	0.70%
Pro-Blend® Moderate Term Series	0.85%
Pro-Blend® Extended Term Series	0.85%
Pro-Blend® Maximum Term Series	0.85%

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the following expenses for Class S, Class I, Class R, Class L (formerly Class R2) and Class W shares for the six months ended April 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$296	$ —
Pro-Blend® Moderate Term Series	72	30,937
Pro-Blend® Extended Term Series	57	42,433
Pro-Blend® Maximum Term Series	2	70,538

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

At April 30, 2019, the Advisor is eligible to recoup $4,655, $216, and $4,361 from the Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, respectively. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L (formerly Class R2), Class R and effective March 1, 2019, Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares (formerly Class R2) and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series and no such fees for Class S prior to March 1, 2019. The fees are accrued daily and paid monthly. Prior to March 1, 2019, each Series compensated the distributor for distributing and servicing the Series’ Class R2 and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series paid distribution and service fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class R2 shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There were no distribution and service fees on the Class S or Class I shares of each Series. The fees were accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

	PURCHASES		SALES
SERIES	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$121,752,416	$116,100,463	$140,393,247	$193,264,294
Pro-Blend® Moderate Term Series	69,749,688	32,238,434	178,724,129	107,429,099
Pro-Blend® Extended Term Series	89,602,973	56,598,043	138,299,135	73,051,932
Pro-Blend® Maximum Term Series	92,078,643	67,970,613	143,440,275	68,047,599

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE
TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,670,191	$61,449,838	13,485,072	$184,831,181
Reinvested	1,402,563	18,079,034	1,932,249	26,362,664
Repurchased	(5,589,110)	(74,475,390)	(15,328,727)	(209,336,128)

Total	483,644	$5,053,482	88,594	$1,857,717

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I:
	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,056,427	$20,602,591	6,032,983	$62,576,922
Reinvested	804,137	7,776,007	983,663	10,191,906
Repurchased	(3,365,193)	(33,736,929)	(7,799,355)	(82,660,492)

Total	(504,629)	$(5,358,331)	(782,709)	$(9,891,664)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R:
	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	150,067	$1,458,463	343,229	$3,463,136
Reinvested	43,456	402,834	78,356	779,958
Repurchased	(482,634)	(4,706,716)	(614,836)	(6,092,178)

Total	(289,111)	$(2,845,419)	(193,251)	$(1,849,084)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L (FORMERLY CLASS R2):
	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,215,811	$6,982,193	1,033,277	$10,310,962
Reinvested	366,757	3,403,508	560,024	5,575,191
Repurchased	(11,071,310)	(15,237,431)	(2,819,696)	(28,095,558)

Total	(488,742)	$(4,851,730)	(1,226,395)	$(12,209,405)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W:	FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	109,543	$1,496,340
Reinvested	—	—
Repurchased	—	—

Total	109,543	$1,496,340

PRO-BLEND® MODERATE
TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	947,770	$12,364,225	2,645,523	$36,095,900
Reinvested	1,129,400	14,015,849	1,766,612	23,789,342
Repurchased	(11,705,882)	(148,686,124)	(10,220,583)	(139,249,031)

Total	(9,628,712)	$(122,306,050)	(5,808,448)	$(79,363,789)

PRO-BLEND® MODERATE
TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	852,219	$8,075,751	2,979,315	$30,087,491
Reinvested	840,405	7,580,458	1,074,662	10,720,324
Repurchased	(3,316,719)	(31,086,226)	(4,255,387)	(43,174,771)

Total	(1,624,095)	$(15,430,017)	(201,410)	$(2,366,956)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	77,028	$780,040	133,188	$1,416,277
Reinvested	92,882	888,877	144,335	1,520,382
Repurchased	(1,129,260)	(11,509,777)	(678,665)	(7,237,249)

Total	(959,350)	$(9,840,860)	(401,142)	$(4,300,590)

PRO-BLEND® MODERATE TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,398,740	$3,933,688	681,877	$6,961,412
Reinvested	576,056	5,288,677	769,080	7,791,848
Repurchased	(11,236,109)	(12,015,208)	(2,208,253)	(22,646,789)

Total	(261,313)	$(2,792,843)	(757,296)	$(7,893,529)

PRO-BLEND® MODERATE TERM SERIES CLASS W:	FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19

	SHARES	AMOUNT
Sold	377	$5,000
Reinvested	—	—
Repurchased	—	—

Total	377	$5,000

PRO-BLEND® EXTENDED TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	765,203	$12,747,984	1,917,422	$33,638,594
Reinvested	962,337	15,128,478	1,371,524	23,661,283
Repurchased	(2,672,362)	(44,184,899)	(6,955,971)	(122,072,805)

Total	(944,822)	$(16,308,437)	(3,667,025)	$(64,772,928)

PRO-BLEND® EXTENDED TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,615,755	$13,733,745	5,494,219	$51,649,838
Reinvested	1,530,262	12,257,401	1,665,148	15,434,205
Repurchased	(2,987,401)	(25,364,775)	(7,406,430)	(70,917,263)

Total	158,616	$626,371	(247,063)	$(3,833,220)

PRO-BLEND® EXTENDED TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	113,295	$1,166,497	231,918	$2,529,480
Reinvested	88,941	845,832	116,252	1,257,462
Repurchased	(700,653)	(7,062,375)	(590,475)	(6,536,081)

Total	(498,417)	$(5,050,046)	(242,305)	$(2,749,139)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	11,674,276	$4,073,340	695,952	$7,153,586
Reinvested	990,346	8,695,234	1,217,239	12,247,875
Repurchased	(12,568,324)	(12,488,558)	(2,810,668)	(28,755,513)

Total	96,298	$280,016	(897,477)	$(9,354,052)

PRO-BLEND® EXTENDED TERM SERIES CLASS W:	FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19

	SHARES	AMOUNT
Sold	293	$5,000
Reinvested	—	—
Repurchased	—	—

Total	293	$5,000

PRO-BLEND® MAXIMUM TERM SERIES CLASS S:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	386,804	$7,575,401	1,103,752	$23,650,449
Reinvested	1,182,093	21,194,926	1,036,452	21,459,898
Repurchased	(1,583,463)	(30,467,371)	(4,160,253)	(89,146,108)

Total	(14,566)	$(1,697,044)	(2,020,049)	$(44,035,761)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,090,193	$9,585,631	2,014,113	$21,746,102
Reinvested	1,930,832	15,388,735	1,508,732	15,549,489
Repurchased	(2,889,733)	(26,458,041)	(4,183,021)	(45,362,603)

Total	131,292	$(1,483,675)	(660,176)	$(8,067,012)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R:	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	262,961	$3,068,291	337,592	$4,593,055
Reinvested	174,566	1,859,133	134,694	1,762,998
Repurchased	(513,921)	(6,063,097)	(624,728)	(8,490,869)

Total	(76,394)	$(1,135,673)	(152,442)	$(2,134,816)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L (FORMERLY CLASS R2):	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,013,585	$3,215,131	568,570	$6,446,638
Reinvested	993,627	8,485,573	645,934	7,027,766
Repurchased	(6,291,573)	(5,836,733)	(953,464)	(10,872,533)

Total	715,639	$5,863,971	261,040	$2,601,871

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS W:	FOR THE PERIOD 4/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	249	$5,000
Reinvested	—	—
Repurchased	—	—

Total	249	$5,000

At April 30, 2019, one shareholder owned 11.2% of Pro-Blend® Conservative Term Series. In addition, the Advisor and its affiliates owned 0.1% or less of each Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. During the year ended October 31, 2018, the Series did not borrow under the line of credit. The line of credit expires in August 2019 unless extended or renewed. During the six months ended April 30, 2019, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: he risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2019, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2019, none of the Series held any loan assignments.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$21,330,487	$18,396,321	$21,183,099	$14,885,916
Long-term capital gains	22,874,974	25,890,219	31,992,723	31,414,665

At April 30, 2019, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$866,407,477	$389,385,512	$495,838,348	$342,739,666
Unrealized appreciation	48,827,615	25,765,109	47,734,334	65,880,946
Unrealized depreciation	(7,906,407)	(5,996,142)	(9,296,170)	(10,519,747)

Net unrealized appreciation	$40,921,208	$19,768,967	$38,438,164	$55,361,199

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the investment teams and investment team’s compensation during the past year, and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s core strategies that have resulted in a downward trend in assets under management. After discussion, the Board concluded that notwithstanding the performance challenges of certain Series, the nature and quality of the investment management services provided by the Advisor to the Fund supported the renewal of the agreement.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented pro-forma information related to several management fee and overall expense reductions that were set to take effect in early 2019. These changes were approved by the Board in a prior meeting and by shareholders at a Shareholder Meeting in May 2018.

•

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to

Renewal of Investment Advisory Agreement

(unaudited)

subsidize the expenses of the Series operating above their expense cap, noting that 27 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current and pro-forma advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-transfer agent fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the current and pro-forma fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

{This page intentionally left blank}

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/19-SAR

  Manning & Napier Fund, Inc.

  Rainier International Discovery Series

Beginning on June 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/18[1]	ENDING ACCOUNT VALUE 4/30/19	EXPENSES PAID DURING PERIOD 11/1/18-4/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,084.80	$7.24	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class I
Actual	$1,000.00	$1,085.50	$5.84	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class W
Actual	$1,000.00	$1,056.40	$0.17	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.05	$0.17	0.10%
Class Z
Actual	$1,000.00	$1,086.70	$5.17	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1Class W inception date was March 1, 2019.

1

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 61 day period ended April 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived during the period.

2

Rainier International Discovery Series

Portfolio Composition as of April 30, 2019

(unaudited)

Country Allocation[1,2]
1As a percentage of net assets. [2]Allocations are based on country of risk. [3] Miscellaneous Austria 0.6% Belgium 0.5% Brazil 0.7% Finland 0.3% Ireland 0.9% Malaysia 0.7% Norway 0.7%

Sector Allocation[4]

4As a percentage of net assets.

3

Rainier International Discovery Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.1%

Communication Services - 1.6%
Interactive Media & Services - 1.6%
XING SE (Germany)	19,487	$7,245,497

Consumer Discretionary - 11.4%
Hotels, Restaurants & Leisure - 2.6%
Basic-Fit N.V. (Netherlands)*[1]	118,145	4,193,655
BK Brasil Operacao e Assessoria a Restaurantes S.A. (Brazil)	571,608	3,293,113
Minor International PCL (Thailand)	1,504,246	1,768,617
Minor International PCL - NVDR (Thailand)	2,374,154	2,791,411

		12,046,796

Household Durables - 3.0%
Techtronic Industries Co. Ltd. (Hong Kong)	1,931,500	13,977,299

Internet & Direct Marketing Retail - 1.1%
Baozun, Inc. - ADR (China)*	102,285	4,960,821

Specialty Retail - 2.7%
Ace Hardware Indonesia Tbk PT (Indonesia)	50,334,000	5,831,636
Com7 PCL - NVDR (Thailand)	5,615,100	3,469,835
Wilcon Depot, Inc. (Philippines)	10,068,528	3,223,681

		12,525,152

Textiles, Apparel & Luxury Goods - 2.0%
Bata India Ltd. (India)	162,965	3,409,820
Canada Goose Holdings, Inc. (Canada)*	39,230	2,094,883
Moncler S.p.A. (Italy)	97,975	4,028,185

		9,532,888

Total Consumer Discretionary		53,042,956

Consumer Staples - 6.2%
Beverages - 2.9%
Royal Unibrew A/S (Denmark)	190,215	13,649,328

Food & Staples Retailing - 1.2%

Dino Polska S.A. (Poland)*[1]	168,649	5,599,782

Food Products - 0.7%

Indofood Sukses Makmur Tbk PT (Indonesia)	6,574,000	3,209,844

Household Products - 1.4%
Pigeon Corp. (Japan)	147,800	6,328,154

Total Consumer Staples		28,787,108

Energy - 0.6%
Energy Equipment & Services - 0.6%
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	29,470	2,753,049

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials - 10.1%
Banks - 4.7%
Federal Bank Ltd. (India)	4,764,050	$6,355,191
FinecoBank Banca Fineco S.p.A. (Italy)	875,930	11,537,731
Tisco Financial Group PCL (Thailand)	1,282,900	3,367,990
Tisco Financial Group PCL - NVDR (Thailand)	292,000	766,586

		22,027,498

Capital Markets - 1.1%
Euronext N.V. (Netherlands)[1]	73,260	5,090,278

Consumer Finance - 3.2%
Gruppo MutuiOnline S.p.A. (Italy)	148,595	2,873,301
Krungthai Card PCL - NVDR (Thailand)	6,659,900	8,459,008
Muangthai Capital PCL - NVDR (Thailand)	2,136,100	3,451,642

		14,783,951

Diversified Financial Services - 0.5%
GRENKE AG (Germany)	21,400	2,283,023

Insurance - 0.6%
Anicom Holdings, Inc. (Japan)*	96,800	3,004,281

Total Financials		47,189,031

Health Care - 22.2%
Biotechnology - 2.8%
Abcam plc (United Kingdom)	569,680	9,679,516
Vitrolife AB (Sweden)	152,515	3,211,806

		12,891,322

Health Care Equipment & Supplies - 9.3%
Asahi Intecc Co. Ltd. (Japan)	159,100	8,059,841
BioMerieux (France)	44,090	3,501,825
Carl Zeiss Meditec AG (Germany)	107,885	10,611,580
Cellavision AB (Sweden)	88,865	2,970,853
DiaSorin S.p.A. (Italy)	45,410	4,439,155
Nanosonics Ltd. (Australia)*	923,285	3,220,243
Revenio Group OYJ (Finland)	63,235	1,456,713
Sartorius AG (Germany)	26,290	4,826,971
Top Glove Corp. Berhad (Malaysia)	2,566,400	3,024,625
Xvivo Perfusion AB (Sweden)*	63,419	1,233,655

		43,345,461

Health Care Providers & Services - 6.3%
Amplifon S.p.A. (Italy)	196,754	3,785,144
Fagron (Belgium)	109,585	2,176,574
Korian S.A. (France)	282,275	11,362,730
Orpea (France)	34,660	4,228,835

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Ryman Healthcare Ltd. (New Zealand)	412,583	$3,350,519
Solasto Corp. (Japan)	430,070	4,312,514

		29,216,316

Life Sciences Tools & Services - 0.7%
Biotage AB (Sweden)	243,875	3,309,518

Pharmaceuticals - 3.1%
ALK-Abello A/S (Denmark)*	21,145	3,597,064
Dechra Pharmaceuticals plc (United Kingdom)	313,695	10,902,663

		14,499,727

Total Health Care		103,262,344

Industrials - 23.6%
Aerospace & Defense - 2.6%
CAE, Inc. (Canada)	514,810	11,973,934

Building Products - 0.8%
Rockwool International A/S - Class B (Denmark)	13,205	3,532,980

Commercial Services & Supplies - 1.3%
Prestige International, Inc. (Japan)	179,500	2,576,951
Tomra Systems ASA (Norway)	116,085	3,502,118

		6,079,069

Electrical Equipment - 0.7%
V-Guard Industries Ltd. (India)	1,073,925	3,363,989

Machinery - 9.6%
Daifuku Co. Ltd. (Japan)	184,200	11,332,111
Interpump Group S.p.A. (Italy)	178,820	6,724,417
OC Oerlikon Corp. AG (Switzerland)	122,425	1,599,987
Rational AG (Germany)	9,215	6,222,022
Rotork plc (United Kingdom)	1,382,500	5,638,845
Takeuchi Manufacturing Co. Ltd. (Japan)	171,400	3,250,332
THK Co. Ltd. (Japan)	125,500	3,318,702
VAT Group AG (Switzerland)[1]	51,875	6,447,537

		44,533,953

Professional Services - 7.3%
51job, Inc. - ADR (China)*	24,065	2,222,162
ALS Ltd. (Australia)	796,195	4,463,248
L&T Technology Services Ltd. (India)[1]	271,720	6,788,011
Nihon M&A Center, Inc. (Japan)	179,800	5,130,745
Persol Holdings Co. Ltd. (Japan)	175,300	3,304,303
Teleperformance (France)	62,835	12,079,486

		33,987,955

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.6%
Howden Joinery Group plc (United Kingdom)	439,915	$2,921,431

Transportation Infrastructure - 0.7%
International Container Terminal Services, Inc. (Philippines)	1,336,720	3,244,808

Total Industrials		109,638,119

Information Technology - 15.5%
Electronic Equipment, Instruments & Components - 3.7%
Electrocomponents plc (United Kingdom)	887,790	7,486,153
Halma plc (United Kingdom)	276,185	6,498,554
Jenoptik AG (Germany)	84,635	3,349,756

		17,334,463

IT Services - 3.5%
Altran Technologies S.A. (France)	503,085	6,558,998
Keywords Studios plc (Ireland)	195,984	3,995,494
NET One Systems Co. Ltd. (Japan)	229,700	5,963,905

		16,518,397

Semiconductors & Semiconductor Equipment - 1.2%
Koh Young Technology, Inc. (South Korea)	32,930	2,726,105
LEENO Industrial, Inc. (South Korea)	53,910	2,640,104

		5,366,209

Software - 7.1%
CyberArk Software Ltd. (Israel)*	36,595	4,718,193
Nemetschek SE (Germany)	72,260	13,368,169
Netcompany Group A/S (Denmark)*[1]	188,200	6,712,240
SimCorp A/S (Denmark)	50,815	4,988,517
Xero Ltd. (New Zealand)*	83,710	3,219,701

		33,006,820

Total Information Technology		72,225,889

Materials - 2.9%
Chemicals - 2.5%
Chr. Hansen Holding A/S (Denmark)	115,055	11,756,446

Metals & Mining - 0.4%
Sandfire Resources NL (Australia)	396,262	1,971,016

Total Materials		13,727,462

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Grand City Properties S.A. (Germany)	191,010	4,500,970

TOTAL COMMON STOCKS
(Identified Cost $358,075,320)		442,372,425

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Investment Portfolio - April 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

WARRANTS - 0.0%

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL - Warrants (Expires 12/31/2021) (Thailand)*	75,212	$—
Minor International PCL - NVDR - Warrants (Expires 12/31/2021) (Thailand)*	118,708	—

		—

TOTAL WARRANTS
(Identified Cost $—)		—

SHORT-TERM INVESTMENT - 4.9%

Dreyfus Government Cash Management, Institutional Shares, 2.33%[2],
(Identified Cost $22,881,136)	22,881,136	22,881,136

TOTAL INVESTMENTS - 100.0%
(Identified Cost $380,956,456)		465,253,561
OTHER ASSETS, LESS LIABILITIES - 0.0%##		70,905

NET ASSETS - 100%		$465,324,466

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security.

## Less than 0.1%.

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $34,831,503, or 7.5% of the Series’ net assets as of April 30, 2019.

[2]	Rate shown is the current yield as of April 30, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 12.2%; Germany - 11.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Statement of Assets & Liabilities

April 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $380,956,456) (Note 2)	$465,253,561
Foreign currency, at value (cost $335,802)	336,702
Receivable for securities sold	2,174,324
Dividends receivable	1,207,977
Receivable for fund shares sold	462,871
Foreign tax reclaims receivable	439,374
Prepaid and other expenses	59,590

TOTAL ASSETS	469,934,399

LIABILITIES:

Accrued management fees (Note 3)	307,883
Accrued sub-transfer agent fees (Note 3)	99,220
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	9,479
Accrued fund accounting and administration fees (Note 3)	13,653
Accrued Chief Compliance Officer service fees (Note 3)	637
Accrued foreign capital gains tax (Note 2)	438,681
Payable for securities purchased	3,413,878
Payable for fund shares repurchased	218,489
Other payables and accrued expenses	108,013

TOTAL LIABILITIES	4,609,933

TOTAL NET ASSETS	$465,324,466

NET ASSETS CONSIST OF:

Capital stock	$226,183
Additional paid-in-capital	427,425,724
Total distributable earnings	37,672,559

TOTAL NET ASSETS	$465,324,466

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($46,027,382/2,258,014 shares)	$20.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($177,323,518/8,611,851 shares)	$20.59

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($14,360,682/702,870 shares)	$20.43

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($227,612,884/11,045,588 shares)	$20.61

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $339,143)	$3,016,863

EXPENSES:

Management fees (Note 3)	2,135,588
Sub-transfer agent fees (Note 3)	167,504
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	160,625
Fund accounting and administration fees (Note 3)	50,586
Directors’ fees (Note 3)	20,601
Chief Compliance Officer service fees (Note 3)	2,354
Custodian fees	84,966
Miscellaneous	181,708

Total Expenses	2,803,932
Less reduction of expenses (Note 3)	(84,427)

Net Expenses	2,719,505

NET INVESTMENT INCOME	297,358

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	(40,337,423)
Foreign currency and translation of other assets and liabilities	(252,384)

(40,589,807)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $354,106)	75,945,163
Foreign currency and translation of other assets and liabilities	(5,325)

75,939,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	35,350,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,647,389

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)	FOR THE YEAR ENDED 10/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$297,358	$695,640
Net realized gain (loss) on investments and foreign currency	(40,589,807)	(1,134,107)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	75,939,838	(65,129,897)

Net increase (decrease) from operations	35,647,389	(65,568,364)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(221,837)	—
Class I	(583,940)	(268,365)
Class Z	(759,439)	(39)

Total distributions to shareholders	(1,565,216)	(268,404)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(92,007,086)	278,711,170

Net increase (decrease) in net assets	(57,924,913)	212,874,402

NET ASSETS:

Beginning of period	523,249,379	310,374,977

End of period	$465,324,466	$523,249,379

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class S*1

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)			4/1/17 TO 10/31/17		3/31/17		3/31/16	3/31/15	3/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.83		$20.61	$16.44		$15.93		$15.45	$15.56	$12.89

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)		(0.01)	0.02		(0.02)		(0.09)	0.01	(0.10)
Net realized and unrealized gain (loss) on investments	1.62		(1.77)	4.15		0.53		0.58	0.61	3.03

Total from investment operations	1.57		(1.78)	4.17		0.51		0.49	0.62	2.93

Less distributions to shareholders:
From net investment income	(0.02)		—	—		—		—	—	(0.00)[3]
From net realized gain on investments	—		—	—		—		(0.01)	(0.73)	(0.26)

Total distributions to shareholders	(0.02)		—	—		—		(0.01)	(0.73)	(0.26)

Net asset value - End of period	$20.38		$18.83	$20.61		$16.44		$15.93	$15.45	$15.56

Net assets - End of period (000’s omitted)	$46,027		$193,071	$120,399		$78,260		$99,944	$4,058	$2,939

Total return[4]	8.37%		(8.64% )	25.36%		3.14%		3.22%	4.55%	22.91%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.40%	[5]	1.40%	1.49%	[5,6]	1.51%	[6]	1.50%	1.50%	1.50%
Net investment income (loss)	(0.52%	)[5]	(0.05% )	0.20%	[5]	(0.12%	)	(0.56% )	0.06%	(0.66% )
Portfolio turnover	57%		73%	46%		123%		93%	111%	80%

*Effective March 1, 2019, Class K shares of the Series have been redesignated as Class S Shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%	[5]	0.03%	0.21%	[5]	0.14%		0.14%	0.32%	0.33%

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class S shares of the Series (formerly Class K) were formerly Class A shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

The accompanying notes are an integral part of the financial statements.

12

Rainier International Discovery Series

Financial Highlights - Class I1

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD		FOR THE YEAR ENDED
	4/30/19 (UNAUDITED)			04/1/17 TO 10/31/17		3/31/17		3/31/16	3/31/15	3/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.04		$20.81	$16.58		$16.02		$15.50	$15.58	$12.89

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.07 [2]	0.05	[2]	0.00	[2,3]	(0.03)[2]	0.04 [2]	0.01 [2]
Net realized and unrealized gain (loss) on investments	1.60		(1.81)	4.18		0.56		0.56	0.62	2.95

Total from investment operations	1.62		(1.74)	4.23		0.56		0.53	0.66	2.96

Less distributions to shareholders:
From net investment income	(0.07)		(0.03)	—		—		—	(0.01)	(0.01)
From net realized gain on investments	—		—	—		—		(0.01)	(0.73)	(0.26)

Total distributions to shareholders	(0.07)		(0.03)	—		—		(0.01)	(0.74)	(0.27)

Net asset value - End of period	$20.59		$19.04	$20.81		$16.58		$16.02	$15.50	$15.58

Net assets - End of period (000’s omitted)	$177,324		$161,390	$189,955		$114,487		$76,624	$40,356	$30,323

Total return[4]	8.55%		(8.38% )	25.51%		3.43%		3.47%	4.81%	23.15%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%	[5]	1.12%	1.24%	[5,6]	1.26%	[6]	1.25%	1.25%	1.25%
Net investment income (loss)	0.21%	[5]	0.30%	0.41%	[5]	0.01%		(0.19% )	0.40%	0.08%
Portfolio turnover	57%		73%	46%		123%		93%	111%	80%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		N/A	0.11%	[5]	0.07%		0.06%	0.27%	0.36%

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class I shares of the Series were formerly Institutional shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

The accompanying notes are an integral part of the financial statements.

13

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE PERIOD 3/1/19[1] TO 4/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$19.34

Income (loss) from investment operations:
Net investment income[2]	0.09

Net realized and unrealized gain (loss) on investments	1.00

Total from investment operations	1.09

Net asset value - End of period	$20.43

Net assets - End of period (000’s omitted)	$14,361

Total return[3]	5.64%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4]
Net investment income	2.77%	[4]
Series portfolio turnover	57%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.98%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Rainier International Discovery Series

Financial Highlights - Class Z*

	FOR THE SIX MONTHS ENDED 4/30/19 (UNAUDITED)		FOR THE YEAR ENDED 10/31/18	FOR THE PERIOD 8/21/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.06		$20.82	$19.40

Income (loss) from investment operations:
Net investment income[2]	0.04		0.03	0.01
Net realized and unrealized gain (loss) on investments	1.60		(1.75)	1.41

Total from investment operations	1.64		(1.72)	1.42

Less distributions to shareholders:
From net investment income	(0.09)		(0.04)	—

Total distributions to shareholders	(0.09)		(0.04)	—

Net asset value - End of period	$20.61		$19.06	$20.82

Net assets - End of period (000’s omitted)	$227,613		$168,789	$21

Total return[3]	8.67%		(8.29% )	7.32%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.00%	[4]	1.00%	1.00%	[4]
Net investment income	0.45%	[4]	0.16%	0.14%	[4]
Portfolio turnover	57%		73%	46%

*Effective August 21, 2018, Class R6 shares of the Series have been redesignated as Class Z shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.05%	[4]	0.04%	0.17%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W and Z). Class W shares of the Series were issued on March 1, 2019. Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2019, 10.0 billion shares have been designated in total among 34 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is applied as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#		LEVEL 3
Assets:
Equity securities:
Common stocks:
Communication Services	$7,245,497	$—	$7,245,497		$—
Consumer Discretionary	53,042,956	10,348,817	42,694,139		—
Consumer Staples	28,787,108	—	28,787,108		—
Energy	2,753,049	—	2,753,049		—
Financials	47,189,031	—	47,189,031		—
Health Care	103,262,344	—	103,262,344		—
Industrials	109,638,119	14,196,096	95,442,023		—
Information Technology	72,225,889	4,718,193	67,507,696		—
Materials	13,727,462	—	13,727,462		—
Real Estate	4,500,970	—	4,500,970		—
Warrants:
Consumer Discretionary	—	—	—	*	—
Mutual fund	22,881,136	22,881,136	—		—

Total assets	$465,253,561	$52,144,242	$413,109,319		$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Minor International PCL and Minor International PCL - NVDR are Level 2 Securities as of April 30, 2019. However, there is no value for these securities reported in the financial statements.

There were no Level 3 securities held by the Series as of October 31, 2018 or April 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the three years ended March 31, 2015 through March 31, 2017, the period ended October 31, 2017 and the year ended October 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

18

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”). The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the

19

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to these agreements, the Advisor waived $17,986 in management fees for Class W shares for the six months ended April 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $22,383, $1,615 and $42,443 for Class S, Class W, and Class Z shares, respectively, for the six months ended April 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At April 30, 2019, the Advisor is eligible to recoup $36,889. For the six months ended April 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $251,705,452 and $325,295,354, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S (FORMERLY CLASS K)	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,852,994	$21,145,805	6,476,157	$141,061,584
Reinvested	12,524	221,424	—	—
Repurchased	(13,862,885)	(172,378,375)	(2,062,177)	(44,460,158)

Total	(7,997,367)	$(151,011,146)	4,413,980	$96,601,426

20

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,312,535	$62,248,724	9,319,947	$206,173,813
Reinvested	27,468	490,020	6,335	132,393
Repurchased	(3,204,810)	(59,912,076)	(9,975,641)	(218,818,955)

Total	135,193	$2,826,668	(649,359)	$(12,512,749)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 4/30/19
	SHARES	AMOUNT
Sold	707,926	$13,736,985
Reinvested	—	—
Repurchased	(5,056)	(101,564)

Total	702,870	$13,635,421

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/19		FOR THE YEAR ENDED 10/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,626,020	$69,234,498	8,982,690	$197,271,626
Reinvested	11,075	197,579	2	39
Repurchased	(1,444,850)	(26,890,106)	(130,380)	(2,649,172)

Total	2,192,245	$42,541,971	8,852,312	$194,622,493

At April 30, 2019, one shareholder account owned 19.8% of the Series. In addition, the Advisor and its affiliates owned less than 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended April 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2019.

21

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2018 were as follows:

Ordinary income         $268,404

At April 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$387,499,876
Unrealized appreciation	80,121,256
Unrealized depreciation	(2,367,571)

Net unrealized appreciation	$77,753,685

At October 31, 2018, the Series had net short-term capital loss carryforwards of $1,590,002 carryforwards, which may be carried forward indefinitely.

22

Rainier International Discovery Series

Renewal of Investment Advisory Agreement and Sub-Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 15, 2018, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and the Sub-Advisory Agreement between the Advisor and Rainier Investment Management LLC (the “Sub-Advisor) (collectively, the “Advisory Agreements”) on behalf of the Rainier International Discovery Series (the “Series”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on October 31, 2018 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreements. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Series in the May 2018 Board Meeting.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to the Series, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement since the Series’ adoption in August 2017, including, among others: administering the affairs of the Series (including the books and records of the Series not maintained by third party service providers such as the custodian or transfer agent); on-going supervision of the services provided to the Series by third parties; arranging for the insurance coverage for the Series; and supervising the preparation of tax returns, SEC filings (including registration statements), reports to shareholders for the Series and oversight of the Sub-Advisor. The Board recognized the services provided by the Advisor in preparing materials for the Board related to the Series, and making presentations and responding to requests for information about the Series. The Board also considered the nature and quality of such services provided under the Investment Advisory Agreement in light of the Advisor’s services provided to the other series of the Fund for approximately 30 years under an existing investment advisory agreement. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor’s personnel who perform services to the Series, changes in senior or key personnel, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Series required under the Agreement in a reasonable manner.

•

The Board also considered the nature and quality of services provided by the Sub-Advisor under the Sub-Advisory Agreement, including among others: investment research and portfolio management, portfolio and prospectus compliance, trading and account management, broker selection for best execution, exercising proxy voting rights, security valuation advice and support, regulatory compliance and maintaining books and records related to the Series.

•

The Board considered the Sub-Advisor’s investment team, including changes to the investment team during the past year, and the investment process. The Board considered the performance of the Series since its inception, as well as over multiple time periods including: one year, three years and five years. Returns for the established benchmark for the Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual

23

Rainier International Discovery Series

Renewal of Investment Advisory Agreement and Sub-Advisory Agreement

(unaudited)

funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Sub-Advisor to the Series supported the renewal of the Sub-Advisory Agreement.

•

The Board considered the fees and expenses of the Series. The Advisor presented the advisory fee and total expenses for the Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The Advisor also presented sub-advisory compensation paid to the Sub-Advisor, including the allocation of the management fee between the Advisor and the Sub-Advisor. After discussion, the Directors concluded that both the advisory fee paid to the Advisor and the sub-advisory fee paid to the Sub-Advisor were reasonable in relation to the services provided to the Series by each of them, and that the allocation of the management fee between the Advisor and Sub-Advisor was reasonable when considering the nature and costs of the services provided by each entity.

•

The Board considered whether the Advisor and Sub-Advisor had achieved economies of scale with respect to their services to the Series. The Board acknowledged the expense cap incorporated in the Series’ current fee structure, which requires the Advisor to subsidize the expenses of the Series when it is operating above its expense cap, noting that the Series currently receives expense reimbursement from the Advisor. The Board concluded that the Series would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•

The Advisor provided the Board with information comparing the Series’ contractual management fees with the Advisor and Sub-Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

•

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g., a combination of Shareholder Services Fees, intermediary sub-TA fees, and routine operating expenses) and total expense ratios of the Series and its share classes were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for the Series and the methodology behind the comparison. The Board considered the Sub-Advisor’s active portfolio management that results in a portfolio that is more differentiated than the construction of its benchmark. Based on their review of the information provided, the Board concluded that the current fees and expenses of the Series were reasonable on a comparative basis.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Investment Advisory Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Information provided by the Advisor addressed the anticipated effects of the upcoming fee reductions. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the costs of the Sub-Advisor’s services and the profits of the Sub-Advisor as they relate to the services provided to the Series under the Sub-Advisory Agreement. After discussing those costs and profits, the Board concluded that the Sub-Advisor’s profitability relating to its services provided under the Sub-Advisory Agreement was reasonable.

24

Rainier International Discovery Series

Renewal of Investment Advisory Agreement and Sub-Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor and Sub-Advisor derives from its relationship with the Series and Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and Sub-Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. The Board concluded that these additional benefits to the Advisor and Sub-Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to the Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of the Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

25

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/19-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT

COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the last fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

ITEM 12: DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-

99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 6/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 6/21/2019

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 6/21/2019